UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS

Our benchmark is the investor.®

Hartford Domestic Equity Funds

Semi-Annual Report

April 30, 2020 (Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds' website (hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, by calling 1-888-843-7824. Your election to receive reports in paper will apply to all Hartford Funds held in your account if you invest through your financial intermediary or directly with a Fund.

If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Domestic Equity Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2019 through April 30, 2020.

Market Review

During the six months ended April 30, 2020, U.S. stocks, as measured by the S&P 500 Index,1 lost 3.16%. The results for the period reflect the volatility and uncertainty that continued to grip markets under the shadow of the ongoing coronavirus disease (COVID-19) pandemic, as global authorities grappled with rising infection rates, overwhelmed hospitals, and devastated economies shut down by social distancing.

Prior to the initial COVID-19 outbreak in China, “normal” macro events dominated the headlines. The new United States-Mexico-Canada Agreement signed in early 2020 was seen as a potential positive for North American trade. Tensions around the U.S.-China trade dispute subsided with the signing in January 2020 of a Phase One agreement on tariffs and trade reforms. In the U.S., investors appeared to take the impeachment trial of President Trump in stride.

But starting in March, the expanding coronavirus pandemic devastated the world’s economies, triggering a global recession, record U.S. unemployment, extreme market volatility, and the end of the longest bull market in U.S. economic history.

Through March and April, global economic leaders, including the U.S. Federal Reserve (Fed), responded quickly. In adopting a vigorous “whatever-it-takes” rescue strategy, the Fed acted to inject liquidity into the markets by reducing interest rates to near zero, and by pledging nearly $2.3 trillion in purchases of U.S. Treasuries, agency-backed securities, corporate bonds, and municipal fixed-income issues. On the fiscal side, the U.S. government unveiled a series of policy initiatives designed to reduce layoffs, assist small businesses, and stabilize stressed-out healthcare systems.

On March 27, 2020, the U.S. Congress enacted a $2 trillion economic stimulus package – the largest fiscal rescue package in U.S. history – providing some $350 billion in small-business loans to cover salaries, rent, paid leave, and other necessities. That loan package was quickly depleted by a crush of applicants, requiring a subsequent second round of small-business loan financing.

By April 30, 2020, some state and local governments were carefully weighing the gradual lifting of the stay-at-home orders that had been put in place in an effort to control the spread of the virus.

Needless to say, it’s impossible to predict how or when the economic and social damages caused by this global pandemic will be fully repaired. In these uncertain times, it’s more important than ever to maintain a strong relationship with your financial professional.

Thank you again for investing in Hartford Domestic Equity Funds. For the most up-to-date information on our complete selection of funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.
The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

Hartford Domestic Equity Funds

The Hartford Capital Appreciation Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-6.51%	-4.43%	6.10%	9.00%
Class A3	-11.65%	-9.68%	4.90%	8.38%
Class C2	-6.91%	-5.12%	5.31%	8.21%
Class C4	-7.78%	-6.01%	5.31%	8.21%
Class I2	-6.39%	-4.15%	6.41%	9.31%
Class R3[2]	-6.68%	-4.75%	5.75%	8.67%
Class R4[2]	-6.55%	-4.44%	6.07%	9.00%
Class R5[2]	-6.39%	-4.15%	6.39%	9.32%
Class R6[2]	-6.36%	-4.08%	6.48%	9.43%
Class Y2	-6.37%	-4.10%	6.48%	9.42%
Class F2	-6.36%	-4.08%	6.47%	9.35%
Russell 3000 Index	-4.33%	-1.04%	8.33%	11.29%
S&P 500 Index	-3.16%	0.86%	9.12%	11.69%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.08%	1.08%
Class C	1.84%	1.84%
Class I	0.80%	0.80%
Class R3	1.43%	1.43%
Class R4	1.12%	1.12%
Class R5	0.81%	0.81%
Class R6	0.71%	0.71%
Class Y	0.82%	0.77%
Class F	0.71%	0.71%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks are generally greater for investments in emerging markets. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.2%
Consumer Discretionary	13.1
Consumer Staples	7.7
Energy	0.8
Financials	8.7
Health Care	17.7
Industrials	11.2
Information Technology	17.8
Materials	3.2
Real Estate	4.1
Utilities	2.4

Total	96.9%

Short-Term Investments	3.6
Other Assets & Liabilities	(0.5)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Core Equity Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 04/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-3.59%	1.20%	9.25%	12.37%
Class A3	-8.89%	-4.37%	8.02%	11.74%
Class C2	-3.95%	0.45%	8.44%	11.55%
Class C4	-4.89%	-0.53%	8.44%	11.55%
Class I2	-3.48%	1.46%	9.53%	12.52%
Class R3[2]	-3.79%	0.79%	8.88%	12.08%
Class R4[2]	-3.60%	1.19%	9.23%	12.44%
Class R5[2]	-3.48%	1.45%	9.55%	12.76%
Class R6[2]	-3.44%	1.53%	9.63%	12.83%
Class Y2	-3.48%	1.46%	9.59%	12.81%
Class F2	-3.45%	1.52%	9.59%	12.55%
S&P 500 Index	-3.16%	0.86%	9.12%	11.69%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 3/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 3/31/15 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.74%	0.74%
Class C	1.48%	1.48%
Class I	0.47%	0.47%
Class R3	1.11%	1.11%
Class R4	0.78%	0.78%
Class R5	0.49%	0.49%
Class R6	0.39%	0.39%
Class Y	0.49%	0.46%
Class F	0.39%	0.39%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.3%
Consumer Discretionary	9.2
Consumer Staples	10.7
Energy	0.6
Financials	9.8
Health Care	15.9
Industrials	8.5
Information Technology	24.4
Materials	1.7
Real Estate	2.3
Utilities	4.2

Total	95.6%

Short-Term Investments	4.4
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.
(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

The Hartford Dividend and Growth Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-9.34%	-4.86%	6.23%	9.41%
Class A3	-14.32%	-10.09%	5.04%	8.80%
Class C2	-9.71%	-5.54%	5.43%	8.60%
Class C4	-10.58%	-6.45%	5.43%	8.60%
Class I2	-9.25%	-4.62%	6.48%	9.67%
Class R3[2]	-9.54%	-5.20%	5.86%	9.06%
Class R4[2]	-9.38%	-4.89%	6.18%	9.40%
Class R5[2]	-9.23%	-4.60%	6.51%	9.74%
Class R6[2]	-9.18%	-4.51%	6.59%	9.83%
Class Y2	-9.20%	-4.55%	6.59%	9.82%
Class F2	-9.21%	-4.53%	6.55%	9.71%
Russell 1000 Value Index	-13.66%	-11.01%	3.90%	8.54%
S&P 500 Index	-3.16%	0.86%	9.12%	11.69%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.01%	1.01%
Class C	1.78%	1.78%
Class I	0.75%	0.75%
Class R3	1.37%	1.37%
Class R4	1.05%	1.05%
Class R5	0.75%	0.75%
Class R6	0.66%	0.66%
Class Y	0.75%	0.69%
Class F	0.65%	0.65%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.4%
Consumer Discretionary	5.7
Consumer Staples	6.5
Energy	5.0
Financials	17.4
Health Care	17.3
Industrials	7.8
Information Technology	17.2
Materials	3.0
Real Estate	2.4
Utilities	3.8

Total	95.5%

Short-Term Investments	4.3
Other Assets & Liabilities	0.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

The Hartford Equity Income Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 08/28/2003 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-10.22%	-6.68%	5.50%	9.35%
Class A3	-15.16%	-11.81%	4.31%	8.73%
Class C2	-10.55%	-7.36%	4.71%	8.55%
Class C4	-11.38%	-8.22%	4.71%	8.55%
Class I2	-10.15%	-6.41%	5.75%	9.63%
Class R3[2]	-10.37%	-6.97%	5.12%	8.97%
Class R4[2]	-10.27%	-6.69%	5.43%	9.31%
Class R5[2]	-10.13%	-6.45%	5.75%	9.64%
Class R6[2]	-10.04%	-6.33%	5.87%	9.75%
Class Y2	-10.07%	-6.38%	5.84%	9.73%
Class F2	-10.07%	-6.33%	5.82%	9.66%
Russell 1000 Value Index	-13.66%	-11.01%	3.90%	8.54%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.00%	1.00%
Class C	1.76%	1.76%
Class I	0.76%	0.76%
Class R3	1.36%	1.36%
Class R4	1.07%	1.07%
Class R5	0.76%	0.76%
Class R6	0.66%	0.66%
Class Y	0.77%	0.72%
Class F	0.66%	0.66%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.6%
Consumer Discretionary	5.0
Consumer Staples	8.6
Energy	4.7
Financials	17.8
Health Care	19.1
Industrials	13.3
Information Technology	10.2
Materials	1.9
Real Estate	2.7
Utilities	7.0

Total	95.9%

Short-Term Investments	3.3
Other Assets & Liabilities	0.8

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford Growth Opportunities Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 03/31/1963 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	8.29%	4.12%	11.78%	13.81%
Class A3	2.34%	-1.61%	10.52%	13.17%
Class C2	7.92%	3.38%	10.96%	12.99%
Class C4	6.97%	2.47%	10.96%	12.99%
Class I2	8.42%	4.42%	12.05%	14.11%
Class R3[2]	8.12%	3.77%	11.41%	13.48%
Class R4[2]	8.28%	4.10%	11.75%	13.82%
Class R5[2]	8.43%	4.39%	12.07%	14.16%
Class R6[2]	8.49%	4.51%	12.18%	14.27%
Class Y2	8.48%	4.46%	12.17%	14.26%
Class F2	8.49%	4.52%	12.13%	14.14%
Russell 3000 Growth Index	5.21%	9.47%	12.76%	14.10%
Russell 1000 Growth Index	6.09%	10.84%	13.34%	14.41%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.13%	1.13%
Class C	1.88%	1.88%
Class I	0.86%	0.86%
Class R3	1.48%	1.48%
Class R4	1.17%	1.17%
Class R5	0.87%	0.87%
Class R6	0.76%	0.76%
Class Y	0.86%	0.80%
Class F	0.76%	0.76%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities

Communication Services	12.5%
Consumer Discretionary	20.3
Consumer Staples	1.5
Financials	1.1
Health Care	20.6
Industrials	4.8
Information Technology	37.2
Real Estate	0.1

Total	98.1%

Short-Term Investments	2.8
Other Assets & Liabilities	(0.9)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

The Hartford Healthcare Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 05/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	11.18%	18.07%	8.38%	14.88%
Class A3	5.06%	11.58%	7.16%	14.24%
Class C2	10.75%	17.18%	7.57%	14.05%
Class C4	9.75%	16.18%	7.57%	14.05%
Class I2	11.34%	18.45%	8.68%	15.22%
Class R3[2]	10.99%	17.69%	8.03%	14.56%
Class R4[2]	11.14%	18.04%	8.36%	14.91%
Class R5[2]	11.34%	18.43%	8.68%	15.26%
Class R6[2]	11.40%	18.52%	8.79%	15.36%
Class Y2	11.35%	18.47%	8.78%	15.35%
Class F2	11.37%	18.52%	8.74%	15.25%
S&P Composite 1500 Health Care Index	7.03%	14.07%	9.14%	14.86%
S&P 500 Index	-3.16%	0.86%	9.12%	11.69%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 2/28/19. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.31%	1.31%
Class C	2.06%	2.06%
Class I	1.02%	1.02%
Class R3	1.63%	1.63%
Class R4	1.33%	1.33%
Class R5	1.03%	1.03%
Class R6	0.92%	0.92%
Class Y	1.03%	0.97%
Class F	0.92%	0.92%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Risks of focusing investments on the healthcare related sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes, potential product obsolescence, and liquidity risk. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets.

Composition by Subsector(1)

as of April 30, 2020

Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	20.7%
Health Care Equipment & Supplies	23.5
Health Care Providers & Services	15.4
Health Care Technology	1.9
Life Sciences Tools & Services	9.7
Pharmaceuticals	26.4

Total	97.6%

Short-Term Investments	5.4
Other Assets & Liabilities	(3.0)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

7

The Hartford MidCap Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 12/31/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-6.63%	-6.60%	7.50%	10.77%
Class A3	-11.76%	-11.73%	6.29%	10.15%
Class C2	-6.99%	-7.25%	6.70%	9.97%
Class C4	-7.85%	-8.11%	6.70%	9.97%
Class I2	-6.52%	-6.37%	7.76%	11.05%
Class R3[2]	-6.78%	-6.91%	7.13%	10.43%
Class R4[2]	-6.64%	-6.61%	7.46%	10.77%
Class R5[2]	-6.50%	-6.35%	7.79%	11.10%
Class R6[2]	-6.44%	-6.24%	7.90%	11.22%
Class Y2	-6.45%	-6.25%	7.88%	11.21%
Class F2	-6.44%	-6.23%	7.83%	11.08%
S&P MidCap 400 Index	-15.02%	-14.94%	3.58%	8.86%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.11%	1.11%
Class C	1.87%	1.87%
Class I	0.85%	0.85%
Class R3	1.45%	1.45%
Class R4	1.16%	1.16%
Class R5	0.85%	0.85%
Class R6	0.75%	0.75%
Class Y	0.85%	0.79%
Class F	0.75%	0.75%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Classes I and Y and in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.0%
Consumer Discretionary	11.1
Consumer Staples	0.9
Energy	0.5
Financials	11.5
Health Care	21.5
Industrials	15.8
Information Technology	28.4
Materials	2.8
Real Estate	2.2
Utilities	2.0

Total	99.7%

Short-Term Investments	2.9
Other Assets & Liabilities	(2.6)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

The Hartford MidCap Value Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-18.50%	-15.81%	0.25%	6.66%
Class A3	-22.98%	-20.45%	-0.88%	6.06%
Class C2	-18.83%	-16.43%	-0.49%	5.89%
Class C4	-19.61%	-17.24%	-0.49%	5.89%
Class I2	-18.38%	-15.49%	0.53%	7.01%
Class R3[2]	-18.57%	-16.03%	-0.02%	6.41%
Class R4[2]	-18.48%	-15.78%	0.28%	6.73%
Class R5[2]	-18.38%	-15.50%	0.57%	7.04%
Class Y2	-18.40%	-15.52%	0.64%	7.12%
Class F2	-18.38%	-15.49%	0.62%	7.05%
Russell Midcap Value Index	-18.11%	-16.74%	1.99%	8.09%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 5/28/10 through 2/27/17 and Class A shares (excluding sales charges) prior to 5/28/10.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.23%	1.23%
Class C	2.00%	2.00%
Class I	0.90%	0.90%
Class R3	1.52%	1.52%
Class R4	1.21%	1.21%
Class R5	0.92%	0.92%
Class Y	0.91%	0.87%
Class F	0.80%	0.80%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.9%
Consumer Discretionary	7.1
Consumer Staples	2.9
Energy	2.8
Financials	20.4
Health Care	11.7
Industrials	11.9
Information Technology	12.7
Materials	9.2
Real Estate	10.9
Utilities	6.2

Total	98.7%

Short-Term Investments	1.1
Other Assets & Liabilities	0.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Hartford Quality Value Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 01/02/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-12.62%	-8.59%	2.85%	7.55%
Class A3	-17.42%	-13.62%	1.70%	6.94%
Class C2	-12.99%	-9.32%	2.09%	6.76%
Class C4	-13.81%	-10.18%	2.09%	6.76%
Class I2	-12.49%	-8.31%	3.19%	7.90%
Class R3[2]	-12.74%	-8.82%	2.56%	7.28%
Class R4[2]	-12.62%	-8.58%	2.88%	7.61%
Class R5[2]	-12.48%	-8.29%	3.18%	7.93%
Class R6[2]	-12.45%	-8.22%	3.29%	8.00%
Class Y2	-12.52%	-8.34%	3.24%	7.97%
Class F2	-12.43%	-8.20%	3.25%	7.93%
Russell 1000 Value Index	-13.66%	-11.01%	3.90%	8.54%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

The returns include the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy prior to 11/1/17.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.00%	0.96%
Class C	1.76%	1.71%
Class I	0.65%	0.65%
Class R3	1.27%	1.18%
Class R4	0.95%	0.88%
Class R5	0.67%	0.63%
Class R6	0.56%	0.46%
Class Y	0.66%	0.57%
Class F	0.55%	0.46%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.0%
Consumer Discretionary	5.5
Consumer Staples	8.6
Energy	6.3
Financials	19.5
Health Care	15.2
Industrials	10.2
Information Technology	12.8
Materials	3.4
Real Estate	4.1
Utilities	5.9

Total	97.5%

Short-Term Investments	2.7
Other Assets & Liabilities	(0.2)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

The Hartford Small Cap Growth Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 01/04/1988 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-6.62%	-7.85%	5.13%	10.93%
Class A3	-11.76%	-12.92%	3.94%	10.31%
Class C2	-6.96%	-8.44%	4.41%	10.15%
Class C4	-7.87%	-9.33%	4.41%	10.15%
Class I2	-6.44%	-7.48%	5.46%	11.28%
Class R3[2]	-6.74%	-8.07%	4.85%	10.66%
Class R4[2]	-6.60%	-7.80%	5.18%	11.01%
Class R5[2]	-6.46%	-7.50%	5.50%	11.34%
Class R6[2]	-6.40%	-7.41%	5.58%	11.44%
Class Y2	-6.42%	-7.44%	5.58%	11.44%
Class F2	-6.40%	-7.42%	5.53%	11.32%
Russell 2000 Growth Index	-7.62%	-9.22%	5.19%	9.96%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous additional sub-adviser, Hartford Investment Management Company. As of 7/21/10, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

Operating Expenses*	Gross	Net
Class A	1.26%	1.26%
Class C	1.90%	1.90%
Class I	0.84%	0.84%
Class R3	1.49%	1.49%
Class R4	1.18%	1.18%
Class R5	0.86%	0.86%
Class R6	0.77%	0.77%
Class Y	0.87%	0.81%
Class F	0.77%	0.77%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.2%
Consumer Discretionary	10.7
Consumer Staples	4.5
Energy	0.4
Financials	6.1
Health Care	32.3
Industrials	17.7
Information Technology	19.6
Materials	2.9
Real Estate	3.1

Total	98.5%

Short-Term Investments	3.1
Other Assets & Liabilities	(1.6)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford Small Cap Value Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 01/01/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-25.50%	-28.27%	-1.96%	5.36%
Class A3	-29.59%	-32.21%	-3.07%	4.76%
Class C2	-25.64%	-28.74%	-2.67%	4.58%
Class C4	-26.34%	-29.41%	-2.67%	4.58%
Class I2	-25.26%	-27.97%	-1.64%	5.54%
Class R3[2]	-25.51%	-28.38%	-2.16%	5.25%
Class R4[2]	-25.40%	-28.17%	-1.88%	5.50%
Class R5[2]	-25.30%	-27.95%	-1.59%	5.77%
Class R6[2]	-25.26%	-27.85%	-1.52%	5.82%
Class Y2	-25.29%	-27.88%	-1.54%	5.81%
Class F2	-25.27%	-27.84%	-1.57%	5.58%
Russell 2000 Value Index	-23.44%	-23.84%	0.30%	5.30%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class I shares commenced operations on 03/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15. Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes the Fund’s performance when it invested, prior to 7/10/15, at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies. Performance information prior to 11/1/18 includes the Fund’s performance when the Fund used a quantitative multifactor approach to bottom-up stock selection and pursued different principal investment strategies.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 6/4/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.37%	1.30%
Class C	2.14%	2.05%
Class I	1.00%	1.00%
Class R3	1.62%	1.50%
Class R4	1.31%	1.20%
Class R5	1.01%	0.90%
Class R6	0.89%	0.80%
Class Y	1.00%	0.85%
Class F	0.89%	0.80%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.8%
Consumer Discretionary	14.0
Consumer Staples	6.8
Financials	32.0
Health Care	4.6
Industrials	16.6
Information Technology	15.8
Materials	3.2
Real Estate	4.1

Total	98.9%

Short-Term Investments	3.6
Other Assets & Liabilities	(2.5)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

12

The Hartford Small Company Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-3.88%	-4.73%	5.71%	9.64%
Class A3	-9.17%	-9.97%	4.52%	9.02%
Class C2	-4.24%	-5.45%	4.92%	8.84%
Class C4	-5.11%	-6.31%	4.92%	8.84%
Class I2	-3.74%	-4.40%	5.99%	9.92%
Class R3[2]	-4.00%	-4.98%	5.49%	9.43%
Class R4[2]	-3.85%	-4.69%	5.82%	9.76%
Class R5[2]	-3.70%	-4.38%	6.13%	10.09%
Class R6[2]	-3.69%	-4.36%	6.19%	10.18%
Class Y2	-3.73%	-4.40%	6.18%	10.17%
Class F2	-3.72%	-4.33%	6.08%	9.97%
Russell 2000 Growth Index	-7.62%	-9.22%	5.19%	9.96%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous additional sub-adviser, Hartford Investment Management Company. As of 7/21/10, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.35%	1.35%
Class C	2.15%	2.15%
Class I	1.05%	1.05%
Class R3	1.63%	1.56%
Class R4	1.33%	1.26%
Class R5	1.03%	0.96%
Class R6	0.92%	0.91%
Class Y	0.98%	0.96%
Class F	0.91%	0.91%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.7%
Consumer Discretionary	18.8
Consumer Staples	2.3
Financials	5.8
Health Care	29.4
Industrials	14.7
Information Technology	22.6
Real Estate	2.7

Total	98.0%

Short-Term Investments	4.8
Other Assets & Liabilities	(2.8)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

Hartford Domestic Equity Funds

Benchmark Glossary (Unaudited)

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

14

Hartford Domestic Equity Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2019 through April 30, 2020. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (front-end sales loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Annualized expense ratio
The Hartford Capital Appreciation Fund

Class A	$1,000.00	$934.90	$5.15	$1,000.00	$1,019.54	$5.37	1.07%
Class C	$1,000.00	$930.90	$8.93	$1,000.00	$1,015.61	$9.32	1.86%
Class I	$1,000.00	$936.10	$3.80	$1,000.00	$1,020.94	$3.97	0.79%
Class R3	$1,000.00	$933.20	$6.83	$1,000.00	$1,017.80	$7.12	1.42%
Class R4	$1,000.00	$934.50	$5.34	$1,000.00	$1,019.34	$5.57	1.11%
Class R5	$1,000.00	$936.10	$3.90	$1,000.00	$1,020.84	$4.07	0.81%
Class R6	$1,000.00	$936.40	$3.37	$1,000.00	$1,021.38	$3.52	0.70%
Class Y	$1,000.00	$936.30	$3.56	$1,000.00	$1,021.18	$3.72	0.74%
Class F	$1,000.00	$936.40	$3.37	$1,000.00	$1,021.38	$3.52	0.70%

Hartford Core Equity Fund

Class A	$1,000.00	$964.10	$3.52	$1,000.00	$1,021.28	$3.62	0.72%
Class C	$1,000.00	$960.50	$7.12	$1,000.00	$1,017.60	$7.32	1.46%
Class I	$1,000.00	$965.20	$2.20	$1,000.00	$1,022.63	$2.26	0.45%
Class R3	$1,000.00	$962.10	$5.27	$1,000.00	$1,019.49	$5.42	1.08%
Class R4	$1,000.00	$964.00	$3.52	$1,000.00	$1,021.28	$3.62	0.72%
Class R5	$1,000.00	$965.20	$2.25	$1,000.00	$1,022.58	$2.31	0.46%
Class R6	$1,000.00	$965.60	$1.81	$1,000.00	$1,023.02	$1.86	0.37%
Class Y	$1,000.00	$965.20	$2.15	$1,000.00	$1,022.68	$2.21	0.44%
Class F	$1,000.00	$965.50	$1.81	$1,000.00	$1,023.02	$1.86	0.37%

15

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Annualized expense ratio

The Hartford Dividend and Growth Fund

Class A	$1,000.00	$906.60	$4.69	$1,000.00	$1,019.94	$4.97	0.99%
Class C	$1,000.00	$902.90	$8.42	$1,000.00	$1,016.01	$8.92	1.78%
Class I	$1,000.00	$907.50	$3.46	$1,000.00	$1,021.23	$3.67	0.73%
Class R3	$1,000.00	$904.60	$6.39	$1,000.00	$1,018.15	$6.77	1.35%
Class R4	$1,000.00	$906.20	$4.98	$1,000.00	$1,019.64	$5.27	1.05%
Class R5	$1,000.00	$907.70	$3.51	$1,000.00	$1,021.18	$3.72	0.74%
Class R6	$1,000.00	$908.20	$3.04	$1,000.00	$1,021.68	$3.22	0.64%
Class Y	$1,000.00	$908.00	$3.23	$1,000.00	$1,021.48	$3.42	0.68%
Class F	$1,000.00	$907.90	$3.04	$1,000.00	$1,021.68	$3.22	0.64%

The Hartford Equity Income Fund

Class A	$1,000.00	$897.80	$4.72	$1,000.00	$1,019.89	$5.02	1.00%
Class C	$1,000.00	$894.50	$8.29	$1,000.00	$1,016.11	$8.82	1.76%
Class I	$1,000.00	$898.50	$3.49	$1,000.00	$1,021.18	$3.72	0.74%
Class R3	$1,000.00	$896.30	$6.41	$1,000.00	$1,018.10	$6.82	1.36%
Class R4	$1,000.00	$897.30	$5.00	$1,000.00	$1,019.59	$5.32	1.06%
Class R5	$1,000.00	$898.70	$3.64	$1,000.00	$1,021.03	$3.87	0.77%
Class R6	$1,000.00	$899.60	$3.12	$1,000.00	$1,021.58	$3.32	0.66%
Class Y	$1,000.00	$899.30	$3.35	$1,000.00	$1,021.33	$3.57	0.71%
Class F	$1,000.00	$899.30	$3.12	$1,000.00	$1,021.58	$3.32	0.66%

The Hartford Growth Opportunities Fund

Class A	$1,000.00	$1,082.90	$5.75	$1,000.00	$1,019.34	$5.57	1.11%
Class C	$1,000.00	$1,079.20	$9.67	$1,000.00	$1,015.56	$9.37	1.87%
Class I	$1,000.00	$1,084.20	$4.35	$1,000.00	$1,020.69	$4.22	0.84%
Class R3	$1,000.00	$1,081.20	$7.55	$1,000.00	$1,017.60	$7.32	1.46%
Class R4	$1,000.00	$1,082.80	$6.01	$1,000.00	$1,019.10	$5.82	1.16%
Class R5	$1,000.00	$1,084.30	$4.40	$1,000.00	$1,020.64	$4.27	0.85%
Class R6	$1,000.00	$1,084.90	$3.89	$1,000.00	$1,021.13	$3.77	0.75%
Class Y	$1,000.00	$1,084.80	$4.09	$1,000.00	$1,020.94	$3.97	0.79%
Class F	$1,000.00	$1,084.90	$3.84	$1,000.00	$1,021.18	$3.72	0.74%

The Hartford Healthcare Fund

Class A	$1,000.00	$1,111.80	$6.72	$1,000.00	$1,018.50	$6.42	1.28%
Class C	$1,000.00	$1,107.50	$10.74	$1,000.00	$1,014.67	$10.27	2.05%
Class I	$1,000.00	$1,113.40	$5.25	$1,000.00	$1,019.89	$5.02	1.00%
Class R3	$1,000.00	$1,109.90	$8.45	$1,000.00	$1,016.86	$8.07	1.61%
Class R4	$1,000.00	$1,111.40	$6.88	$1,000.00	$1,018.35	$6.57	1.31%
Class R5	$1,000.00	$1,113.40	$5.25	$1,000.00	$1,019.89	$5.02	1.00%
Class R6	$1,000.00	$1,114.00	$4.73	$1,000.00	$1,020.39	$4.52	0.90%
Class Y	$1,000.00	$1,113.50	$5.04	$1,000.00	$1,020.09	$4.82	0.96%
Class F	$1,000.00	$1,113.70	$4.73	$1,000.00	$1,020.39	$4.52	0.90%

The Hartford MidCap Fund

Class A	$1,000.00	$933.70	$5.29	$1,000.00	$1,019.39	$5.52	1.10%
Class C	$1,000.00	$930.10	$8.97	$1,000.00	$1,015.56	$9.37	1.87%
Class I	$1,000.00	$934.80	$4.14	$1,000.00	$1,020.59	$4.32	0.86%
Class R3	$1,000.00	$932.20	$6.97	$1,000.00	$1,017.65	$7.27	1.45%
Class R4	$1,000.00	$933.60	$5.48	$1,000.00	$1,019.20	$5.72	1.14%
Class R5	$1,000.00	$935.00	$4.09	$1,000.00	$1,020.64	$4.27	0.85%
Class R6	$1,000.00	$935.60	$3.56	$1,000.00	$1,021.18	$3.72	0.74%
Class Y	$1,000.00	$935.50	$3.75	$1,000.00	$1,020.99	$3.92	0.78%
Class F	$1,000.00	$935.60	$3.56	$1,000.00	$1,021.18	$3.72	0.74%

16

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Annualized expense ratio

The Hartford MidCap Value Fund

Class A	$1,000.00	$815.00	$5.55	$1,000.00	$1,018.75	$6.17	1.23%
Class C	$1,000.00	$811.70	$9.05	$1,000.00	$1,014.87	$10.07	2.01%
Class I	$1,000.00	$816.20	$4.06	$1,000.00	$1,020.39	$4.52	0.90%
Class R3	$1,000.00	$814.30	$6.81	$1,000.00	$1,017.36	$7.57	1.51%
Class R4	$1,000.00	$815.20	$5.46	$1,000.00	$1,018.85	$6.07	1.21%
Class R5	$1,000.00	$816.20	$4.06	$1,000.00	$1,020.39	$4.52	0.90%
Class Y	$1,000.00	$816.00	$3.84	$1,000.00	$1,020.64	$4.27	0.85%
Class F	$1,000.00	$816.20	$3.61	$1,000.00	$1,020.89	$4.02	0.80%

Hartford Quality Value Fund

Class A	$1,000.00	$873.80	$4.24	$1,000.00	$1,020.34	$4.57	0.91%
Class C	$1,000.00	$870.10	$7.95	$1,000.00	$1,016.36	$8.57	1.71%
Class I	$1,000.00	$875.10	$2.66	$1,000.00	$1,022.03	$2.87	0.57%
Class R3	$1,000.00	$872.60	$5.40	$1,000.00	$1,019.10	$5.82	1.16%
Class R4	$1,000.00	$873.80	$4.05	$1,000.00	$1,020.54	$4.37	0.87%
Class R5	$1,000.00	$875.20	$2.66	$1,000.00	$1,022.03	$2.87	0.57%
Class R6	$1,000.00	$875.50	$2.15	$1,000.00	$1,022.58	$2.31	0.46%
Class Y	$1,000.00	$874.80	$2.66	$1,000.00	$1,022.03	$2.87	0.57%
Class F	$1,000.00	$875.70	$2.15	$1,000.00	$1,022.58	$2.31	0.46%

The Hartford Small Cap Growth Fund

Class A	$1,000.00	$933.80	$6.01	$1,000.00	$1,018.65	$6.27	1.25%
Class C	$1,000.00	$930.40	$9.17	$1,000.00	$1,015.37	$9.57	1.91%
Class I	$1,000.00	$935.60	$4.04	$1,000.00	$1,020.69	$4.22	0.84%
Class R3	$1,000.00	$932.60	$7.11	$1,000.00	$1,017.50	$7.42	1.48%
Class R4	$1,000.00	$934.00	$5.63	$1,000.00	$1,019.05	$5.87	1.17%
Class R5	$1,000.00	$935.40	$4.23	$1,000.00	$1,020.49	$4.42	0.88%
Class R6	$1,000.00	$936.00	$3.66	$1,000.00	$1,021.08	$3.82	0.76%
Class Y	$1,000.00	$935.80	$3.85	$1,000.00	$1,020.89	$4.02	0.80%
Class F	$1,000.00	$936.00	$3.66	$1,000.00	$1,021.08	$3.82	0.76%

Hartford Small Cap Value Fund

Class A	$1,000.00	$745.00	$5.60	$1,000.00	$1,018.45	$6.47	1.29%
Class C	$1,000.00	$743.60	$8.84	$1,000.00	$1,014.72	$10.22	2.04%
Class I	$1,000.00	$747.40	$3.95	$1,000.00	$1,020.34	$4.57	0.91%
Class R3	$1,000.00	$744.90	$6.12	$1,000.00	$1,017.85	$7.07	1.41%
Class R4	$1,000.00	$746.00	$5.21	$1,000.00	$1,018.90	$6.02	1.20%
Class R5	$1,000.00	$747.00	$3.91	$1,000.00	$1,020.39	$4.52	0.90%
Class R6	$1,000.00	$747.40	$3.48	$1,000.00	$1,020.89	$4.02	0.80%
Class Y	$1,000.00	$747.10	$3.69	$1,000.00	$1,020.64	$4.27	0.85%
Class F	$1,000.00	$747.30	$3.48	$1,000.00	$1,020.89	$4.02	0.80%

The Hartford Small Company Fund

Class A	$1,000.00	$961.20	$6.44	$1,000.00	$1,018.30	$6.62	1.32%
Class C	$1,000.00	$957.60	$10.37	$1,000.00	$1,014.27	$10.67	2.13%
Class I	$1,000.00	$962.60	$4.93	$1,000.00	$1,019.84	$5.07	1.01%
Class R3	$1,000.00	$960.00	$7.55	$1,000.00	$1,017.16	$7.77	1.55%
Class R4	$1,000.00	$961.50	$6.10	$1,000.00	$1,018.65	$6.27	1.25%
Class R5	$1,000.00	$963.00	$4.64	$1,000.00	$1,020.14	$4.77	0.95%
Class R6	$1,000.00	$963.10	$4.34	$1,000.00	$1,020.44	$4.47	0.89%
Class Y	$1,000.00	$962.70	$4.64	$1,000.00	$1,020.14	$4.77	0.95%
Class F	$1,000.00	$962.80	$4.34	$1,000.00	$1,020.44	$4.47	0.89%

17

The Hartford Capital Appreciation Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8%
	Automobiles & Components - 0.1%
9,535	Tesla, Inc.*	$7,455,226

	Banks - 2.5%
2,481,759	Bank of America Corp.	59,686,304
1,496,818	KeyCorp.	17,437,930
148,587	M&T Bank Corp.	16,653,631
196,241	PNC Financial Services Group, Inc.	20,933,027
408,672	Western Alliance Bancorp	14,663,151
575,136	Zions Bancorp N.A	18,180,049

		147,554,092

	Capital Goods - 5.1%
150,750	Caterpillar, Inc.	17,544,285
460,861	Colfax Corp.*(1)	11,885,605
194,541	Deere & Co.	28,220,117
806,800	HF Global, Inc.(2)(3)(4)	10,617,488
1,262,270	Ingersoll Rand, Inc.*	36,706,811
785,597	JELD-WEN Holding, Inc.*	9,977,082
550,339	Kennametal, Inc.(1)	14,094,182
139,868	L3Harris Technologies, Inc.	27,092,432
142,106	Lockheed Martin Corp.	55,287,760
128,570	Northrop Grumman Corp.	42,514,242
601,424	SPX FLOW, Inc.*	19,588,380
358,976	Trane Technologies plc	31,381,682

		304,910,066

	Commercial & Professional Services - 2.8%
317,257	Clean Harbors, Inc.*	16,951,042
498,539	Copart, Inc.*	39,937,959
55,346	CoStar Group, Inc.*	35,878,598
111,294	Equifax, Inc.	15,458,737
4,595	Klarna Holding AB(2)(3)(4)	1,051,287
381,172	Republic Services, Inc.	29,861,014
171,200	TransUnion	13,488,848
193,387	Waste Connections, Inc.	16,613,877

		169,241,362

	Consumer Durables & Apparel - 2.5%
625,268	Lennar Corp. Class A	31,307,169
714,380	NIKE, Inc. Class B	62,279,648
441,037	Peloton Interactive, Inc. Class A*	13,892,665
700,993	Steven Madden Ltd.	17,573,895
170,095	Under Armour, Inc. Class A*(1)	1,772,390
962,938	Under Armour, Inc. Class C*	8,926,435
219,476	VF Corp.	12,751,556

		148,503,758

	Consumer Services - 3.9%
625,565	Aramark	17,084,180
17,712	Chipotle Mexican Grill, Inc.*	15,560,878
1,999,613	DraftKings, Inc.(3)(4)	37,712,701
18,643	DraftKings, Inc. Earnout(3)(4)	344,709
700,266	Las Vegas Sands Corp.	33,626,773
459,732	McDonald’s Corp.	86,227,334
271,056	Planet Fitness, Inc. Class A*	16,352,809
50,224	Vail Resorts, Inc.	8,588,304
429,531	Wyndham Hotels & Resorts, Inc.	16,197,614

		231,695,302

	Diversified Financials - 1.8%
793,328	American Express Co.	72,391,180
293,774	Blackstone Group, Inc. Class A	15,346,754
405,386	Voya Financial, Inc.	18,311,285

		106,049,219

	Energy - 0.8%
448,166	Diamondback Energy, Inc.	19,513,148
525,499	Marathon Petroleum Corp.	16,858,008

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Energy - 0.8% - (continued)
157,474	Phillips 66	$11,522,372

		47,893,528

	Food & Staples Retailing - 1.5%
804,172	U.S. Foods Holding Corp.*	17,289,698
608,262	Walmart, Inc.	73,934,246

		91,223,944

	Food, Beverage & Tobacco - 5.1%
1,050,087	Altria Group, Inc.	41,215,915
1,511,699	Coca-Cola Co.	69,371,867
1,514,477	Diageo plc	52,143,210
290,138	JM Smucker Co.	33,339,757
769,574	Monster Beverage Corp.*	47,567,369
474,938	PepsiCo., Inc.	62,829,548

		306,467,666

	Health Care Equipment & Services - 11.0%
136,043	ABIOMED, Inc.*	26,018,224
440,318	Acadia Healthcare Co., Inc.*	10,572,035
336,227	Alcon, Inc.*(1)	17,756,148
438,655	Baxter International, Inc.	38,943,791
207,672	Centene Corp.*	13,826,802
297,938	Cerner Corp.	20,673,918
313,174	Danaher Corp.	51,191,422
125,516	DexCom, Inc.*	42,072,963
220,422	Encompass Health Corp.	14,602,958
111,568	Hill-Rom Holdings, Inc.	12,550,284
506,014	Hologic, Inc.*	25,351,301
285,979	Insulet Corp.*	57,115,726
105,823	Intuitive Surgical, Inc.*	54,062,854
892,151	Medtronic plc	87,100,702
94,625	Molina Healthcare, Inc.*	15,515,661
156,230	Stryker Corp.	29,125,959
67,791	Teleflex, Inc.	22,737,101
271,474	UnitedHealth Group, Inc.	79,398,001
200,183	Veeva Systems, Inc. Class A*	38,194,917

		656,810,767

	Household & Personal Products - 1.1%
886,793	Colgate-Palmolive Co.	62,314,944

	Insurance - 3.9%
744,477	Aflac, Inc.	27,724,323
395,539	Arthur J Gallagher & Co.	31,049,812
148,380	Assurant, Inc.	15,763,891
454,713	Chubb Ltd.	49,113,551
1,351,596	CNO Financial Group, Inc.	19,003,440
117,297	Hanover Insurance Group, Inc.	11,774,273
209,670	Kemper Corp.	14,094,017
388,596	Marsh & McLennan Cos., Inc.	37,822,049
1,423,243	Unum Group	24,835,590

		231,180,946

	Materials - 3.2%
464,724	Carpenter Technology Corp.	10,302,931
222,855	Celanese Corp. Series A	18,512,565
161,455	Eastman Chemical Co.	9,769,642
78,723	Ecolab, Inc.	15,232,901
492,067	FMC Corp.	45,220,957
494,498	Linde plc	90,982,687

		190,021,683

	Media & Entertainment - 8.0%
905,995	Activision Blizzard, Inc.	57,739,061
35,303	Alphabet, Inc. Class A*	47,542,550
911,405	Comcast Corp. Class A	34,296,170
192,434	Electronic Arts, Inc.*	21,987,509

The accompanying notes are an integral part of these financial statements.

18

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Media & Entertainment - 8.0% - (continued)
465,897	Facebook, Inc. Class A*	$95,373,775
1,423,001	Interpublic Group of Cos., Inc.	24,162,557
69,231	Live Nation Entertainment, Inc.*	3,106,395
108,495	Match Group, Inc.*(1)	8,349,775
115,887	Netflix, Inc.*	48,655,157
818,877	Pinterest, Inc. Class A*	16,917,999
207,359	Roku, Inc.*	25,138,132
253,824	Spotify Technology S.A.*	38,472,104
498,923	Walt Disney Co.	53,958,522

		475,699,706

	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
167,770	Alnylam Pharmaceuticals, Inc.*	22,095,309
270,292	AstraZeneca plc ADR	14,130,866
732,075	Elanco Animal Health, Inc.*	18,089,573
263,105	Exact Sciences Corp.*	20,780,033
83,212	Galapagos N.V.*	18,383,793
2,100	Galapagos N.V. ADR*(1)	462,945
231,798	Heron Therapeutics, Inc.*(1)	3,305,440
379,443	Ionis Pharmaceuticals, Inc.*	21,070,470
786,990	Johnson & Johnson	118,079,980
511,324	Merck & Co., Inc.	40,568,446
27,179	Mettler-Toledo International, Inc.*	19,567,249
1,201,956	Pfizer, Inc.	46,107,032
166,601	Seattle Genetics, Inc.*	22,862,655
102,146	Thermo Fisher Scientific, Inc.	34,186,223

		399,690,014

	Real Estate - 3.9%
102,212	Alexandria Real Estate Equities, Inc. REIT	16,056,483
169,358	American Tower Corp. REIT	40,307,204
194,432	AvalonBay Communities, Inc. REIT	31,682,694
133,928	Boston Properties, Inc. REIT	13,015,123
28,521	Equinix, Inc. REIT	19,257,379
669,703	Gaming and Leisure Properties, Inc. REIT	18,912,413
487,247	Highwoods Properties, Inc. REIT	18,910,056
171,775	Jones Lang LaSalle, Inc. REIT	18,136,004
177,528	Life Storage, Inc. REIT	15,549,678
136,378	Public Storage REIT	25,291,300
864,745	VICI Properties, Inc. REIT	15,063,858
8,145	We Co. Class A(2)(3)(4)	41,947

		232,224,139

	Retailing - 6.4%
98,423	Alibaba Group Holding Ltd. ADR*	19,947,389
54,026	Amazon.com, Inc.*	133,660,324
12,364	Booking Holdings, Inc.*	18,305,767
98,796	Home Depot, Inc.	21,718,325
10,615	JAND, Inc. Class A(2)(3)(4)	154,236
679,847	Kohl’s Corp.	12,549,976
490,479	Lowe’s Cos., Inc.	51,377,675
2,245,412	TJX Cos., Inc.	110,137,459
316,327	Tory Burch LLC*(2)(3)(4)	12,336,741

		380,187,892

	Semiconductors & Semiconductor Equipment - 3.6%
907,041	Advanced Micro Devices, Inc.*	47,519,878
238,229	Analog Devices, Inc.	26,109,898
803,813	Marvell Technology Group Ltd.	21,493,960
663,634	Micron Technology, Inc.*	31,781,432
170,080	MKS Instruments, Inc.	17,047,118
146,345	NVIDIA Corp.	42,773,717
254,110	Texas Instruments, Inc.	29,494,548

		216,220,551

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Semiconductors & Semiconductor Equipment - 3.6% - (continued)
	Software & Services - 10.8%
192,869	Accenture plc Class A	$35,717,410
251,179	Amdocs Ltd.	16,185,975
40,192	Fair Isaac Corp.*	14,185,364
144,649	FleetCor Technologies, Inc.*	34,896,571
654,048	Genpact Ltd.	22,518,873
283,975	Global Payments, Inc.	47,145,530
715,624	GoDaddy, Inc. Class A*	49,685,774
253,357	Guidewire Software, Inc.*	23,014,950
326,239	Microsoft Corp.	58,465,291
9,200	Paycom Software, Inc.*	2,401,384
299,566	PayPal Holdings, Inc.*	36,846,618
28,141	RingCentral, Inc. Class A*	6,431,063
58,525	ServiceNow, Inc.*	20,573,879
2,455,183	Slack Technologies, Inc. Class A*(1)	65,528,834
310,526	Splunk, Inc.*	43,585,429
484,191	Square, Inc. Class A*	31,540,202
4,440	Trade Desk, Inc. Class A*	1,299,055
112,427	VeriSign, Inc.*	23,552,332
160,978	Visa, Inc. Class A	28,769,988
138,558	WEX, Inc.*	18,333,995
337,971	Workday, Inc. Class A*	52,013,737
82,166	Zoom Video Communications, Inc. Class A*	11,106,378

		643,798,632

	Technology Hardware & Equipment - 3.2%
358,037	Apple, Inc.	105,191,271
175,146	CDW Corp.	19,406,177
91,677	Coherent, Inc.*	11,722,738
257,395	Lumentum Holdings, Inc.*	20,825,829
427,878	TE Connectivity Ltd.	31,431,918

		188,577,933

	Telecommunication Services - 2.2%
1,287,925	AT&T, Inc.	39,243,075
539,077	T-Mobile U.S., Inc.*	47,330,961
717,979	Verizon Communications, Inc.	41,247,893

		127,821,929

	Transportation - 3.3%
562,761	Canadian National Railway Co.	46,538,610
455,597	CSX Corp.	30,174,189
90,600	Southwest Airlines Co.	2,831,250
2,151,646	Uber Technologies, Inc.*(1)	65,130,325
318,105	Union Pacific Corp.	50,829,998

		195,504,372

	Utilities - 2.4%
351,776	Dominion Energy, Inc.	27,132,483
474,860	Duke Energy Corp.	40,201,647
239,144	Portland General Electric Co.	11,189,548
224,249	Sempra Energy	27,773,239
675,492	Southern Co.	38,320,661

		144,617,578

	Total Common Stocks (cost $5,165,042,762)	$5,705,665,249

EXCHANGE-TRADED FUNDS - 0.4%
	Other Investment Pools & Funds - 0.4%
130,826	iShares Russell 1000 Growth ETF	22,604,116

	Total Exchange-Traded Funds (cost $21,887,605)	$22,604,116

The accompanying notes are an integral part of these financial statements.

19

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CONVERTIBLE PREFERRED STOCKS - 0.7%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C*(2)(3)(4)	$527,341

	Consumer Services - 0.0%
10,074	Airbnb, Inc. Series E*(2)(3)(4)	858,980

	Diversified Financials - 0.1%
348,919	Social Finance, Inc. Series F*(2)(3)(4)	5,359,356

	Real Estate - 0.2%
674,436	We Co. Series D1*(2)(3)(4)	5,247,112
599,094	We Co. Series D2*(2)(3)(4)	4,660,952

		9,908,064

	Retailing - 0.2%
269,407	Coupang LLC *(2)(3)(4)	1,866,990
28,025	Honest Co., Inc. Series C(2)(3)(4)	950,328
278,194	Honest Co., Inc. Series E*(2)(3)(4)	11,161,143
23,702	JAND, Inc. Series D*(2)(3)(4)	362,404

		14,340,865

	Software & Services - 0.2%
566,622	Essence Group Holdings Corp. Series 3*(2)(3)(4)	1,371,225
77,707	Lookout, Inc. Series F*(2)(3)(4)	603,783
95,031	MarkLogic Corp. Series F*(2)(3)(4)	803,012
47,064	Sharecare, Inc. Series B2*(2)(3)(4)	10,264,188

		13,042,208

	Total Convertible Preferred Stocks (cost $57,566,896)	$44,036,814

ESCROWS - 0.0%(5)
	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.*(2)(3)(4)	$13,333

	Software & Services - 0.0%
58,205	Veracode, Inc.*(2)(3)(4)	31,663

	Total Escrows (cost $—)	$44,996

WARRANTS - 0.0%
CONSUMER SERVICES - 0.0%
12,255	DraftKings, Inc.*(3)(4)	$91,667
2,126	DraftKings, Inc. Class A*(3)(4)	16,583

		108,250

	Total Warrants (cost $—)	$108,250

	Total Long-Term Investments (cost $5,244,497,263)	$5,772,459,425

SHORT-TERM INVESTMENTS - 3.6%
	Other Investment Pools & Funds - 3.1%
187,083,663	Fidelity Institutional Government Fund, Institutional Class, 0.15%(6)	187,083,663

	Securities Lending Collateral - 0.5%
1,431,587	Citibank NA DDCA, 0.04%, 5/1/2020(6)	1,431,587
13,160,621	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(6)	13,160,621
7,996,246	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(6)	7,996,246
5,986,524	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(6)	5,986,524

		28,574,978

	Total Short-Term Investments (cost $215,658,641)	$215,658,641

Total Investments (cost $5,460,155,904)	100.5%	$5,988,118,066
Other Assets and Liabilities	(0.5)%	(32,158,348)

Total Net Assets	100.0%	$5,955,959,718

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of these securities was $106,449,169, which represented 1.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $106,449,169 or 1.8% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. Series E Convertible Preferred	10,074	$937,833	$858,980
11/2014	Coupang LLC Convertible Preferred	269,407	838,697	1,866,990
12/2014	DraftKings, Inc.	1,999,613	20,411,929	37,712,701
12/2014	DraftKings, Inc. Earnout	18,643	185,003	344,709
12/2014	DraftKings, Inc. Warrants	12,255	—	91,667
04/2020	DraftKings, Inc. Class A Warrants	2,126	—	16,583
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	566,622	895,999	1,371,225
06/2015	HF Global, Inc.	806,800	10,846,942	10,617,488
08/2014	Honest Co., Inc. Series C Convertible Preferred	28,025	758,281	950,328
08/2015	Honest Co., Inc. Series E Convertible Preferred	278,194	12,728,766	11,161,143
04/2015	JAND, Inc. Class A	10,615	121,916	154,236
04/2015	JAND, Inc. Series D Convertible Preferred	23,702	272,225	362,404

The accompanying notes are an integral part of these financial statements.

20

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2015	Klarna Holding AB	4,595	$503,982	$1,051,287
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	603,783
04/2015	MarkLogic Corp. Series F Convertible Preferred	95,031	1,103,709	803,012
01/2014	One Kings Lane, Inc.	83,332	—	13,333
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	33,739	673,447	527,341
03/2015	Sharecare, Inc. Series B2 Convertible Preferred	47,064	11,759,882	10,264,188
09/2015	Social Finance, Inc. Series F Convertible Preferred	348,919	5,504,651	5,359,356
11/2013	Tory Burch LLC	316,327	24,792,580	12,336,741
04/2017	Veracode, Inc.	58,205	—	31,663
12/2014	We Co. Class A	8,145	135,624	41,947
12/2014	We Co. Series D1 Convertible Preferred	674,436	11,230,142	5,247,112
12/2014	We Co. Series D2 Convertible Preferred	599,094	9,975,610	4,660,952

			$114,564,872	$106,449,169

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(6)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	431	06/19/2020	$62,546,720	$9,612,123

Total futures contracts				$9,612,123

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

21

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$7,455,226	$7,455,226	$—	$—
Banks	147,554,092	147,554,092	—	—
Capital Goods	304,910,066	294,292,578	—	10,617,488
Commercial & Professional Services	169,241,362	168,190,075	—	1,051,287
Consumer Durables & Apparel	148,503,758	148,503,758	—	—
Consumer Services	231,695,302	193,637,892	38,057,410	—
Diversified Financials	106,049,219	106,049,219	—	—
Energy	47,893,528	47,893,528	—	—
Food & Staples Retailing	91,223,944	91,223,944	—	—
Food, Beverage & Tobacco	306,467,666	254,324,456	52,143,210	—
Health Care Equipment & Services	656,810,767	656,810,767	—	—
Household & Personal Products	62,314,944	62,314,944	—	—
Insurance	231,180,946	231,180,946	—	—
Materials	190,021,683	190,021,683	—	—
Media & Entertainment	475,699,706	475,699,706	—	—
Pharmaceuticals, Biotechnology & Life Sciences	399,690,014	381,306,221	18,383,793	—
Real Estate	232,224,139	232,182,192	—	41,947
Retailing	380,187,892	367,696,915	—	12,490,977
Semiconductors & Semiconductor Equipment	216,220,551	216,220,551	—	—
Software & Services	643,798,632	643,798,632	—	—
Technology Hardware & Equipment	188,577,933	188,577,933	—	—
Telecommunication Services	127,821,929	127,821,929	—	—
Transportation	195,504,372	195,504,372	—	—
Utilities	144,617,578	144,617,578	—	—
Exchange-Traded Funds	22,604,116	22,604,116	—	—
Convertible Preferred Stocks	44,036,814	—	—	44,036,814
Escrows	44,996	—	—	44,996
Warrants	108,250	—	108,250	—
Short-Term Investments	215,658,641	215,658,641	—	—
Futures Contracts(2)	9,612,123	9,612,123	—	—

Total	$5,997,730,189	$5,820,754,017	$108,692,663	$68,283,509

(1)

For the six-month period ended April 30, 2020, investments valued at $17,924,974 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2020:

	Common Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$66,160,890	$53,985,898	$56,188	$120,202,976
Purchases	135,624	21,205,752	—	21,341,376
Sales	(15,315,471)	(15,740,241)	(18,051)	(31,073,763)
Total realized gain/(loss)	(728,912)	338,147	18,051	(372,714)
Net change in unrealized appreciation/(depreciation)	(8,125,458)	(15,752,742)	(11,192)	(23,889,392)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(17,924,974)	—	—	(17,924,974)

Ending balance	$24,201,699	$44,036,814	$44,996	$68,283,509

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at April 30, 2020 was $(24,173,184).

The accompanying notes are an integral part of these financial statements.

22

Hartford Core Equity Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6%
	Banks - 5.3%
5,419,545	Bank of America Corp.	$130,340,057
1,474,545	JP Morgan Chase & Co.	141,202,429
800,628	PNC Financial Services Group, Inc.	85,402,989

		356,945,475

	Capital Goods - 5.2%
881,902	AMETEK, Inc.	73,965,121
1,205,547	Fortune Brands Home & Security, Inc.	58,107,365
337,535	IDEX Corp.	51,855,502
538,673	Illinois Tool Works, Inc.	87,534,363
1,201,331	Raytheon Technologies Corp.	77,858,262

		349,320,613

	Commercial & Professional Services - 1.9%
419,579	Equifax, Inc.	58,279,523
881,937	Republic Services, Inc.	69,090,945

		127,370,468

	Consumer Durables & Apparel - 2.0%
882,077	NIKE, Inc. Class B	76,899,473
951,031	VF Corp.	55,254,901

		132,154,374

	Consumer Services - 1.6%
565,687	McDonald’s Corp.	106,100,254

	Diversified Financials - 1.9%
747,767	American Express Co.	68,233,739
1,567,617	Morgan Stanley	61,811,138

		130,044,877

	Energy - 0.6%
895,677	EOG Resources, Inc.	42,553,614

	Food & Staples Retailing - 3.2%
327,161	Costco Wholesale Corp.	99,129,783
978,164	Walmart, Inc.	118,895,834

		218,025,617

	Food, Beverage & Tobacco - 3.6%
504,952	Constellation Brands, Inc. Class A	83,160,545
1,259,069	Kellogg Co.	82,469,020
1,224,282	Monster Beverage Corp.*	75,672,870

		241,302,435

	Health Care Equipment & Services - 10.2%
646,135	Abbott Laboratories	59,502,572
1,233,276	Baxter International, Inc.	109,490,243
281,050	Becton Dickinson and Co.	70,973,557
494,869	Danaher Corp.	80,891,287
1,405,404	Hologic, Inc.*	70,410,740
339,128	Laboratory Corp. of America Holdings*	55,769,600
1,098,911	Medtronic plc	107,286,681
453,847	UnitedHealth Group, Inc.	132,736,632

		687,061,312

	Household & Personal Products - 3.9%
1,431,754	Colgate-Palmolive Co.	100,609,354
1,411,796	Procter & Gamble Co.	166,408,394

		267,017,748

	Insurance - 2.6%
681,488	Allstate Corp.	69,320,959
1,094,137	Athene Holding Ltd. Class A*	29,541,699
687,956	Chubb Ltd.	74,306,128

		173,168,786

	Materials - 1.7%
325,375	Ecolab, Inc.	62,960,062

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6% - (continued)
	Materials - 1.7% - (continued)
591,132	PPG Industries, Inc.	$53,692,520

		116,652,582

	Media & Entertainment - 6.6%
138,947	Alphabet, Inc. Class A*	187,119,925
766,261	Facebook, Inc. Class A*	156,861,289
921,886	Walt Disney Co.	99,701,971

		443,683,185

	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
946,410	Eli Lilly & Co.	146,352,842
356,013	Incyte Corp.*	34,768,230
1,231,885	Merck & Co., Inc.	97,737,756
325,321	Thermo Fisher Scientific, Inc.	108,878,432

		387,737,260

	Real Estate - 2.3%
382,458	American Tower Corp. REIT	91,025,004
637,542	Boston Properties, Inc. REIT	61,956,332

		152,981,336

	Retailing - 5.6%
115,986	Amazon.com, Inc.*	286,949,364
1,800,949	TJX Cos., Inc.	88,336,548

		375,285,912

	Semiconductors & Semiconductor Equipment - 4.8%
345,011	KLA Corp.	56,612,855
1,118,473	Micron Technology, Inc.*	53,563,672
664,337	QUALCOMM, Inc.	52,263,392
1,118,007	Teradyne, Inc.	69,920,158
803,261	Texas Instruments, Inc.	93,234,504

		325,594,581

	Software & Services - 12.7%
493,506	Fidelity National Information Services, Inc.	65,088,506
476,762	Global Payments, Inc.	79,152,027
653,378	GoDaddy, Inc. Class A*	45,364,035
1,067,775	Leidos Holdings, Inc.	105,506,848
448,029	Mastercard, Inc. Class A	123,194,534
1,471,274	Microsoft Corp.	263,667,013
573,212	salesforce.com, Inc.*	92,831,683
810,211	SS&C Technologies Holdings, Inc.	44,691,239
265,063	Workday, Inc. Class A*	40,793,196

		860,289,081

	Technology Hardware & Equipment - 6.9%
899,392	Apple, Inc.	264,241,370
478,660	CDW Corp.	53,035,528
2,925,379	Corning, Inc.	64,387,592
592,061	Motorola Solutions, Inc.	85,144,292

		466,808,782

	Telecommunication Services - 1.7%
1,973,909	Verizon Communications, Inc.	113,401,072

	Transportation - 1.4%
378,231	Norfolk Southern Corp.	64,715,324
976,603	Uber Technologies, Inc.*	29,561,773
		94,277,097

	Utilities - 4.2%
1,272,325	American Electric Power Co., Inc.	105,742,931
570,846	NextEra Energy, Inc.	131,933,927
557,923	Pinnacle West Capital Corp.	42,954,492

		280,631,350

	Total Common Stocks (cost $5,421,564,979)	$6,448,407,811

The accompanying notes are an integral part of these financial statements.

23

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.4%
	Other Investment Pools & Funds - 4.4%
293,394,054	Fidelity Institutional Government Fund, Institutional Class, 0.15%(1)	$293,394,054

	Total Short-Term Investments (cost $293,394,054)	$293,394,054

Total Investments (cost $5,714,959,033)	100.0%	$6,741,801,865
Other Assets and Liabilities	0.0%	2,512,000

Total Net Assets	100.0%	$6,744,313,865

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	972	06/19/2020	$141,056,640	$6,777,870

Total futures contracts				$6,777,870

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$356,945,475	$356,945,475	$—	$—
Capital Goods	349,320,613	349,320,613	—	—
Commercial & Professional Services	127,370,468	127,370,468	—	—
Consumer Durables & Apparel	132,154,374	132,154,374	—	—
Consumer Services	106,100,254	106,100,254	—	—
Diversified Financials	130,044,877	130,044,877	—	—
Energy	42,553,614	42,553,614	—	—
Food & Staples Retailing	218,025,617	218,025,617	—	—
Food, Beverage & Tobacco	241,302,435	241,302,435	—	—
Health Care Equipment & Services	687,061,312	687,061,312	—	—
Household & Personal Products	267,017,748	267,017,748	—	—
Insurance	173,168,786	173,168,786	—	—
Materials	116,652,582	116,652,582	—	—
Media & Entertainment	443,683,185	443,683,185	—	—
Pharmaceuticals, Biotechnology & Life Sciences	387,737,260	387,737,260	—	—
Real Estate	152,981,336	152,981,336	—	—
Retailing	375,285,912	375,285,912	—	—
Semiconductors & Semiconductor Equipment	325,594,581	325,594,581	—	—
Software & Services	860,289,081	860,289,081	—	—
Technology Hardware & Equipment	466,808,782	466,808,782	—	—
Telecommunication Services	113,401,072	113,401,072	—	—
Transportation	94,277,097	94,277,097	—	—
Utilities	280,631,350	280,631,350	—	—
Short-Term Investments	293,394,054	293,394,054	—	—
Futures Contracts(2)	6,777,870	6,777,870	—	—

Total	$6,748,579,735	$6,748,579,735	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

24

The Hartford Dividend and Growth Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5%
	Banks - 8.6%
10,967,676	Bank of America Corp.	$263,772,608
1,142,657	Bank of Nova Scotia	45,866,252
3,084,360	JP Morgan Chase & Co.	295,358,313
994,507	PNC Financial Services Group, Inc.	106,084,062

		711,081,235

	Capital Goods - 6.1%
710,559	Deere & Co.	103,073,689
398,548	Eaton Corp. plc	33,278,758
377,869	General Dynamics Corp.	49,357,249
2,273,910	Johnson Controls International plc	66,193,520
180,974	Lockheed Martin Corp.	70,409,744
868,372	Otis Worldwide Corp.*	44,208,819
1,774,588	Raytheon Technologies Corp.	115,011,048
215,638	Trane Technologies plc	18,851,074

		500,383,901

	Consumer Services - 1.8%
893,204	Hilton Worldwide Holdings, Inc.	67,624,475
455,857	McDonald’s Corp.	85,500,539

		153,125,014

	Diversified Financials - 4.0%
1,162,584	American Express Co.	106,085,790
158,935	BlackRock, Inc.	79,791,727
1,844,041	Charles Schwab Corp.	69,557,227
976,682	Northern Trust Corp.	77,314,147

		332,748,891

	Energy - 5.0%
1,758,817	Chevron Corp.	161,811,164
2,766,984	ConocoPhillips	116,490,026
995,312	Hess Corp.	48,411,976
1,186,766	Marathon Petroleum Corp.	38,071,453
1,371,528	Total S.A. ADR(1)	48,209,209

		412,993,828

	Food & Staples Retailing - 3.0%
1,612,622	Sysco Corp.	90,742,240
1,265,018	Walmart, Inc.	153,762,938

		244,505,178

	Food, Beverage & Tobacco - 3.5%
2,438,711	Coca-Cola Co.	111,912,448
1,207,767	Kellogg Co.	79,108,739
720,391	PepsiCo., Inc.	95,300,525

		286,321,712

	Health Care Equipment & Services - 7.5%
794,863	Abbott Laboratories	73,198,934
389,744	Becton Dickinson and Co.	98,422,052
1,088,079	CVS Health Corp.	66,971,262
571,236	HCA Healthcare, Inc.	62,767,412
1,285,004	Medtronic plc	125,454,941
662,685	UnitedHealth Group, Inc.	193,815,482

		620,630,083

	Insurance - 4.8%
2,094,097	American International Group, Inc.	53,252,887
894,468	Chubb Ltd.	96,611,489
291,298	Marsh & McLennan Cos., Inc.	28,352,034
1,700,310	Principal Financial Group, Inc.	61,908,287
547,693	Progressive Corp.	42,336,669
1,782,349	Prudential Financial, Inc.	111,165,107

		393,626,473

	Materials - 3.0%
936,656	Celanese Corp. Series A	77,808,014
746,725	FMC Corp.	68,624,028

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5% - (continued)
	Materials - 3.0% - (continued)
1,737,185	International Paper Co.	$59,498,586
512,405	PPG Industries, Inc.	46,541,746

		252,472,374

	Media & Entertainment - 5.7%
208,163	Alphabet, Inc. Class A*	280,333,112
4,989,390	Comcast Corp. Class A	187,750,746

		468,083,858

	Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
1,058,416	Agilent Technologies, Inc.	81,138,170
2,738,204	AstraZeneca plc ADR	143,153,305
966,202	Bristol-Myers Squibb Co.	58,754,744
472,470	Eli Lilly & Co.	73,062,761
1,488,096	Merck & Co., Inc.	118,065,537
1,163,860	Novartis AG ADR	98,613,858
6,297,828	Pfizer, Inc.	241,584,682

		814,373,057

	Real Estate - 2.4%
352,286	American Tower Corp. REIT	83,844,068
556,641	Boston Properties, Inc. REIT	54,094,372
4,796,090	Host Hotels & Resorts, Inc. REIT	59,039,868

		196,978,308

	Retailing - 3.9%
539,259	Home Depot, Inc.	118,545,306
1,046,206	Lowe’s Cos., Inc.	109,590,079
1,854,259	TJX Cos., Inc.	90,951,404

		319,086,789

	Semiconductors & Semiconductor Equipment - 4.7%
465,613	Broadcom, Inc.	126,469,803
2,090,973	Intel Corp.	125,416,560
234,477	KLA Corp.	38,475,331
749,445	Micron Technology, Inc.*	35,890,921
557,365	Texas Instruments, Inc.	64,693,356

		390,945,971

	Software & Services - 6.6%
407,718	Accenture plc Class A	75,505,296
334,352	International Business Machines Corp.	41,981,237
2,379,898	Microsoft Corp.	426,501,521

		543,988,054

	Technology Hardware & Equipment - 5.9%
579,136	Apple, Inc.	170,150,157
3,217,411	Cisco Systems, Inc.	136,353,878
3,534,435	Corning, Inc.	77,792,914
4,357,885	HP, Inc.	67,590,796
233,117	Motorola Solutions, Inc.	33,524,556

		485,412,301

	Telecommunication Services - 3.7%
5,273,956	Verizon Communications, Inc.	302,988,772

	Transportation - 1.7%
1,437,046	Delta Air Lines, Inc.	37,233,862
672,693	Union Pacific Corp.	107,489,614

		144,723,476

	Utilities - 3.8%
1,530,643	Dominion Energy, Inc.(1)	118,058,495
2,600,068	Exelon Corp.	96,410,521
840,298	Sempra Energy	104,070,907

		318,539,923

	Total Common Stocks (cost $6,332,195,195)	$7,893,009,198

The accompanying notes are an integral part of these financial statements.

25

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.3%
	Other Investment Pools & Funds - 4.3%
356,607,676	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.19%(2)	$356,607,676

	Securities Lending Collateral - 0.0%
9,144	Citibank NA DDCA, 0.04%, 5/1/2020(2)	9,144
84,064	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(2)	84,064
51,076	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(2)	51,076
38,239	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	38,239

		182,523

	Total Short-Term Investments (cost $356,790,199)	$356,790,199

Total Investments (cost $6,688,985,394)	99.8%	$8,249,799,397
Other Assets and Liabilities	0.2%	13,778,430

Total Net Assets	100.0%	$8,263,577,827

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$711,081,235	$711,081,235	$—	$—
Capital Goods	500,383,901	500,383,901	—	—
Consumer Services	153,125,014	153,125,014	—	—
Diversified Financials	332,748,891	332,748,891	—	—
Energy	412,993,828	412,993,828	—	—
Food & Staples Retailing	244,505,178	244,505,178	—	—
Food, Beverage & Tobacco	286,321,712	286,321,712	—	—
Health Care Equipment & Services	620,630,083	620,630,083	—	—
Insurance	393,626,473	393,626,473	—	—
Materials	252,472,374	252,472,374	—	—
Media & Entertainment	468,083,858	468,083,858	—	—
Pharmaceuticals, Biotechnology & Life Sciences	814,373,057	814,373,057	—	—
Real Estate	196,978,308	196,978,308	—	—
Retailing	319,086,789	319,086,789	—	—
Semiconductors & Semiconductor Equipment	390,945,971	390,945,971	—	—
Software & Services	543,988,054	543,988,054	—	—
Technology Hardware & Equipment	485,412,301	485,412,301	—	—
Telecommunication Services	302,988,772	302,988,772	—	—
Transportation	144,723,476	144,723,476	—	—
Utilities	318,539,923	318,539,923	—	—
Short-Term Investments	356,790,199	356,790,199	—	—

Total	$8,249,799,397	$8,249,799,397	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

26

The Hartford Equity Income Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Automobiles & Components - 0.5%
187,464	Cie Generale des Etablissements Michelin SCA	$18,112,965

	Banks - 10.1%
4,448,666	Bank of America Corp.	106,990,417
1,436,266	JP Morgan Chase & Co.	137,536,832
322,066	M&T Bank Corp.	36,097,157
318,249	PNC Financial Services Group, Inc.	33,947,621
1,050,373	Truist Financial Corp.	39,199,921

		353,771,948

	Capital Goods - 11.3%
4,321,099	BAE Systems plc	27,561,835
317,601	Caterpillar, Inc.	36,962,404
410,668	Deere & Co.	59,571,500
707,408	Eaton Corp. plc	59,068,568
328,523	General Dynamics Corp.	42,911,674
244,545	Honeywell International, Inc.	34,700,936
153,907	Lockheed Martin Corp.	59,879,058
732,140	Raytheon Technologies Corp.	47,449,994
322,127	Trane Technologies plc	28,160,342

		396,266,311

	Consumer Durables & Apparel - 0.5%
300,700	VF Corp.	17,470,670

	Consumer Services - 1.1%
201,200	McDonald’s Corp.	37,737,072

	Diversified Financials - 1.2%
80,432	BlackRock, Inc.	40,380,081

	Energy - 4.7%
681,591	Chevron Corp.	62,706,372
108,731	ConocoPhillips	4,577,575
1,828,400	Kinder Morgan, Inc.	27,846,532
242,522	Phillips 66	17,745,335
1,127,058	TC Energy Corp.	51,869,202

		164,745,016

	Food & Staples Retailing - 0.4%
216,995	Sysco Corp.	12,210,309

	Food, Beverage & Tobacco - 6.2%
1,148,872	Archer-Daniels-Midland Co.	42,669,106
386,160	Coca-Cola Co.	17,720,882
924,541	Mondelez International, Inc. Class A	47,558,389
280,428	PepsiCo., Inc.	37,097,820
955,914	Philip Morris International, Inc.	71,311,185

		216,357,382

	Health Care Equipment & Services - 6.4%
1,032,652	Koninklijke Philips N.V.	45,015,857
795,335	Medtronic plc	77,648,556
343,913	UnitedHealth Group, Inc.	100,584,235

		223,248,648

	Household & Personal Products - 2.0%
178,500	Procter & Gamble Co.	21,039,795
1,003,048	Unilever N.V.	49,570,632

		70,610,427

	Insurance - 6.5%
354,712	Chubb Ltd.	38,312,443
338,627	Marsh & McLennan Cos., Inc.	32,958,566
1,624,607	MetLife, Inc.	58,615,820
980,867	Progressive Corp.	75,821,019
220,403	Travelers Cos., Inc.	22,306,988

		228,014,836

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Materials - 1.9%
430,641	Celanese Corp. Series A	$35,773,348
336,384	PPG Industries, Inc.	30,553,759

		66,327,107

	Media & Entertainment - 2.7%
2,478,141	Comcast Corp. Class A	93,252,446

	Pharmaceuticals, Biotechnology & Life Sciences - 12.7%
1,022,476	AstraZeneca plc ADR	53,455,045
273,017	Eli Lilly & Co.	42,219,349
628,822	Johnson & Johnson	94,348,453
392,623	Merck & Co., Inc.	31,150,709
564,688	Novartis AG	48,189,600
2,954,563	Pfizer, Inc.	113,337,037
181,582	Roche Holding AG	62,881,365

		445,581,558

	Real Estate - 2.7%
595,223	Crown Castle International Corp. REIT	94,896,403

	Retailing - 2.9%
323,804	Home Depot, Inc.	71,181,833
300,873	Lowe’s Cos., Inc.	31,516,447

		102,698,280

	Semiconductors & Semiconductor Equipment - 4.8%
360,831	Analog Devices, Inc.	39,547,078
1,630,977	Intel Corp.	97,826,000
176,060	KLA Corp.	28,889,685

		166,262,763

	Technology Hardware & Equipment - 5.4%
2,333,812	Cisco Systems, Inc.	98,906,952
1,975,167	Corning, Inc.	43,473,426
629,371	TE Connectivity Ltd.	46,233,594

		188,613,972

	Telecommunication Services - 2.9%
1,779,916	Verizon Communications, Inc.	102,256,174

	Transportation - 2.0%
432,237	Union Pacific Corp.	69,067,150

	Utilities - 7.0%
476,064	American Electric Power Co., Inc.	39,565,679
711,731	Dominion Energy, Inc.	54,895,812
270,156	Duke Energy Corp.	22,871,407
306,836	Eversource Energy	24,761,665
1,164,011	Exelon Corp.	43,161,528
370,742	Sempra Energy	45,916,396
456,193	UGI Corp.	13,767,905

		244,940,392

	Total Common Stocks (cost $2,893,887,181)	$3,352,821,910

SHORT-TERM INVESTMENTS - 3.3%
	Other Investment Pools & Funds - 3.3%
115,604,794	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(1)	$115,604,794

	Total Short-Term Investments (cost $115,604,794)	$115,604,794

Total Investments (cost $3,009,491,975)	99.2%	$3,468,426,704
Other Assets and Liabilities	0.8%	28,879,350

Total Net Assets	100.0%	$3,497,306,054

The accompanying notes are an integral part of these financial statements.

27

The Hartford Equity Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$18,112,965	$—	$18,112,965	$—
Banks	353,771,948	353,771,948	—	—
Capital Goods	396,266,311	368,704,476	27,561,835	—
Consumer Durables & Apparel	17,470,670	17,470,670	—	—
Consumer Services	37,737,072	37,737,072	—	—
Diversified Financials	40,380,081	40,380,081	—	—
Energy	164,745,016	164,745,016	—	—
Food & Staples Retailing	12,210,309	12,210,309	—	—
Food, Beverage & Tobacco	216,357,382	216,357,382	—	—
Health Care Equipment & Services	223,248,648	178,232,791	45,015,857	—
Household & Personal Products	70,610,427	70,610,427	—	—
Insurance	228,014,836	228,014,836	—	—
Materials	66,327,107	66,327,107	—	—
Media & Entertainment	93,252,446	93,252,446	—	—
Pharmaceuticals, Biotechnology & Life Sciences	445,581,558	334,510,593	111,070,965	—
Real Estate	94,896,403	94,896,403	—	—
Retailing	102,698,280	102,698,280	—	—
Semiconductors & Semiconductor Equipment	166,262,763	166,262,763	—	—
Technology Hardware & Equipment	188,613,972	188,613,972	—	—
Telecommunication Services	102,256,174	102,256,174	—	—
Transportation	69,067,150	69,067,150	—	—
Utilities	244,940,392	244,940,392	—	—
Short-Term Investments	115,604,794	115,604,794	—	—

Total	$3,468,426,704	$3,266,665,082	$201,761,622	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

28

The Hartford Growth Opportunities Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Automobiles & Components - 1.0%
1,056,134	API Group Corp.*	$10,666,952
44,548	Tesla, Inc.*	34,831,190

		45,498,142

	Capital Goods - 1.1%
593,709	Trane Technologies plc	51,902,041

	Commercial & Professional Services - 2.6%
590,551	Copart, Inc.*	47,309,041
87,717	CoStar Group, Inc.*	56,863,422
63,425	Klarna Holding AB(1)(2)(3)	14,510,963

		118,683,426

	Consumer Durables & Apparel - 1.0%
1,504,425	Peloton Interactive, Inc. Class A*	47,389,387

	Consumer Services - 4.0%
1,038,357	Aramark	28,357,530
60,169	Chipotle Mexican Grill, Inc.*	52,861,475
1,718,014	DraftKings, Inc.(2)(3)	32,401,744
16,017	DraftKings, Inc. Earnout(2)(3)	296,154
612,748	Planet Fitness, Inc. Class A*	36,967,087
1,490,135	Target Hospitality Corp.*	3,010,073
165,663	Vail Resorts, Inc.	28,328,373

		182,222,436

	Diversified Financials - 1.2%
979,535	Blackstone Group, Inc. Class A	51,170,908
569,183	Digital Landscape Group, Inc.*	4,795,367

		55,966,275

	Food, Beverage & Tobacco - 1.5%
1,092,238	Monster Beverage Corp.*	67,511,231

	Health Care Equipment & Services - 11.5%
357,431	ABIOMED, Inc.*	68,358,679
273,819	Danaher Corp.	44,758,454
383,251	DexCom, Inc.*	128,465,735
530,388	Insulet Corp.*	105,929,091
229,630	Intuitive Surgical, Inc.*	117,313,374
292,841	Novocure Ltd.*	19,268,938
236,746	Veeva Systems, Inc. Class A*	45,171,137

		529,265,408

	Media & Entertainment - 12.5%
609,090	Activision Blizzard, Inc.	38,817,306
678,395	Facebook, Inc. Class A*	138,874,240
233,188	Live Nation Entertainment, Inc.*	10,463,145
367,370	Match Group, Inc.*(4)	28,272,795
394,947	Netflix, Inc.*	165,818,498
833,024	Spotify Technology S.A.*	126,261,448
629,951	Walt Disney Co.	68,129,201

		576,636,633

	Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
161,631	Argenx SE ADR*	23,677,325
161,306	Ascendis Pharma A/S ADR*	21,894,063
103,240	Biogen, Inc.*	30,644,729
2,477,322	Elanco Animal Health, Inc.*	61,214,627
898,496	Exact Sciences Corp.*	70,963,214
313,797	Galapagos N.V.*	69,326,289
16,322	Galapagos N.V. ADR*(4)	3,598,185
118,207	Reata Pharmaceuticals, Inc. Class A*	18,695,619
347,222	Thermo Fisher Scientific, Inc.	116,208,259

		416,222,310

	Real Estate - 0.0%
29,564	We Co. Class A(1)(2)(3)	152,255

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Retailing - 12.9%
172,629	Amazon.com, Inc.*	$427,084,146
123,196	JAND, Inc. Class A(1)(2)(3)	1,790,038
963,691	Lowe’s Cos., Inc.	100,946,632
1,172,842	TJX Cos., Inc.	57,527,900
171,581	Tory Burch LLC*(1)(2)(3)	6,691,658

		594,040,374

	Semiconductors & Semiconductor Equipment - 7.6%
2,644,074	Advanced Micro Devices, Inc.*	138,523,037
2,644,634	Marvell Technology Group Ltd.	70,717,513
476,267	NVIDIA Corp.	139,203,319

		348,443,869

	Software & Services - 21.1%
557,612	2U, Inc.*(4)	13,243,285
133,985	Fair Isaac Corp.*	47,288,666
1,247,459	GoDaddy, Inc. Class A*	86,611,078
858,998	Guidewire Software, Inc.*	78,031,378
31,114	Paycom Software, Inc.*	8,121,376
1,019,509	PayPal Holdings, Inc.*	125,399,607
95,901	RingCentral, Inc. Class A*	21,916,256
199,092	ServiceNow, Inc.*	69,988,802
3,376,141	Slack Technologies, Inc. Class A*(4)	90,109,203
1,051,616	Splunk, Inc.*	147,604,822
1,636,775	Square, Inc. Class A*	106,619,524
15,030	Trade Desk, Inc. Class A*	4,397,477
855,153	Workday, Inc. Class A*	131,608,047
289,084	Zoom Video Communications, Inc. Class A*	39,075,484

		970,015,005

	Technology Hardware & Equipment - 7.7%
1,197,994	Apple, Inc.	351,970,637

	Transportation - 1.4%
2,124,776	Uber Technologies, Inc.*	64,316,970

	Total Common Stocks (cost $3,639,485,908)	$4,420,236,399

CONVERTIBLE PREFERRED STOCKS - 1.9%
	Commercial & Professional Services - 0.2%
470,535	Rubicon Global Holdings LLC Series C*(1)(2)(3)	$7,354,462

	Real Estate - 0.1%
404,267	We Co. Series D1*(1)(2)(3)	3,145,197
317,638	We Co. Series D2*(1)(2)(3)	2,471,224

		5,616,421

	Retailing - 1.0%
4,434,460	Coupang LLC*(1)(2)(3)	30,730,808
272,032	Honest Co., Inc. Series C(1)(2)(3)	9,224,605
275,096	JAND, Inc. Series D*(1)(2)(3)	4,206,218

		44,161,631

	Software & Services - 0.6%
5,668,755	Essence Group Holdings Corp. Series 3*(1)(2)(3)	13,718,387
743,470	Lookout, Inc. Series F*(1)(2)(3)	5,776,762
1,078,374	MarkLogic Corp. Series F*(1)(2)(3)	9,112,260

		28,607,409

	Total Convertible Preferred Stocks (cost $75,718,878)	$85,739,923

ESCROWS - 0.0%(5)
	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc.*(1)(2)(3)	$147,813

	Software & Services - 0.0%
566,228	Veracode, Inc.*(1)(2)(3)	308,028

	Total Escrows (cost $—)	$455,841

The accompanying notes are an integral part of these financial statements.

29

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
WARRANTS - 0.0%
	Consumer Services - 0.0%
10,530	DraftKings, Inc.*(2)(3)	$78,764
25,527	DraftKings, Inc. Class A*(2)(3)	199,111
496,700	Target Hospitality Corp. Expires 3/15/24*	109,275

		387,150

	Diversified Financials - 0.0%
1,609,100	Digital Landscape Group, Inc.*	241,365

	Total Warrants (cost $687,098)	$628,515

	Total Long-Term Investments (cost $3,715,891,884)	$4,507,060,678

SHORT-TERM INVESTMENTS - 2.8%
	Other Investment Pools & Funds - 2.1%
93,458,236	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(6)	$93,458,236

	Securities Lending Collateral - 0.7%
1,678,634	Citibank NA DDCA, 0.04%, 5/1/2020(6)	1,678,634
15,431,729	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(6)	15,431,729
9,376,146	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(6)	9,376,146
7,019,609	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(6)	7,019,609

		33,506,118

	Total Short-Term Investments (cost $126,964,354)	$126,964,354

Total Investments (cost $3,842,856,238)	100.9%	$4,634,025,032
Other Assets and Liabilities	(0.9)%	(39,226,344)

Total Net Assets	100.0%	$4,594,798,688

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of these securities was $142,316,451, which represented 3.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $142,316,451 or 3.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
11/2014	Coupang LLC Convertible Preferred	4,434,460	$13,805,011	$30,730,808
12/2014	DraftKings, Inc.	1,718,014	6,977,605	32,401,744
12/2014	DraftKings, Inc. Earnout	16,017	63,241	296,154
12/2014	DraftKings, Inc. Warrants	10,530	—	78,764
04/2020	DraftKings, Inc. Class A Warrants	25,527	—	199,111
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	5,668,755	8,964,002	13,718,387
08/2014	Honest Co., Inc. Series C Convertible Preferred	272,032	7,360,451	9,224,605
04/2015	JAND, Inc. Class A	123,196	1,414,943	1,790,038
04/2015	JAND, Inc. Series D Convertible Preferred	275,096	3,159,560	4,206,218
08/2015	Klarna Holding AB	63,425	6,956,489	14,510,963
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	5,776,762
04/2015	MarkLogic Corp. Series F Convertible Preferred	1,078,374	12,524,452	9,112,260
08/2014	One Kings Lane, Inc.	923,832	—	147,813
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	470,535	9,392,114	7,354,462
11/2013	Tory Burch LLC	171,581	13,447,917	6,691,658
08/2014	Veracode, Inc.	566,228	—	308,028
12/2014	We Co. Class A	29,564	492,275	152,255
12/2014	We Co. Series D1 Convertible Preferred	404,267	6,731,515	3,145,197
12/2014	We Co. Series D2 Convertible Preferred	317,638	5,289,041	2,471,224

			$105,071,348	$142,316,451

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(6)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

30

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$45,498,142	$45,498,142	$—	$—
Capital Goods	51,902,041	51,902,041	—	—
Commercial & Professional Services	118,683,426	104,172,463	—	14,510,963
Consumer Durables & Apparel	47,389,387	47,389,387	—	—
Consumer Services	182,222,436	149,524,538	32,697,898	—
Diversified Financials	55,966,275	55,966,275	—	—
Food, Beverage & Tobacco	67,511,231	67,511,231	—	—
Health Care Equipment & Services	529,265,408	529,265,408	—	—
Media & Entertainment	576,636,633	576,636,633	—	—
Pharmaceuticals, Biotechnology & Life Sciences	416,222,310	346,896,021	69,326,289	—
Real Estate	152,255	—	—	152,255
Retailing	594,040,374	585,558,678	—	8,481,696
Semiconductors & Semiconductor Equipment	348,443,869	348,443,869	—	—
Software & Services	970,015,005	970,015,005	—	—
Technology Hardware & Equipment	351,970,637	351,970,637	—	—
Transportation	64,316,970	64,316,970	—	—
Convertible Preferred Stocks	85,739,923	—	—	85,739,923
Escrows	455,841	—	—	455,841
Warrants	628,515	350,640	277,875	—
Short-Term Investments	126,964,354	126,964,354	—	—

Total	$4,634,025,032	$4,422,382,292	$102,302,062	$109,340,678

(1)

For the six-month period ended April 30, 2020, investments valued at $15,400,659 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers in to Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2020:

	Common Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$81,651,451	$86,994,121	$576,266	$169,221,838
Conversions*	—	—	—	—
Purchases	—	—	—	—
Sales	(40,333,225)	—	(193,442)	(40,526,667)
Total realized gain/(loss)	(79,889)	—	193,442	113,553
Net change in unrealized appreciation/(depreciation)	(2,692,764)	(1,254,198)	(120,425)	(4,067,387)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(15,400,659)	—	—	(15,400,659)

Ending balance	$23,144,914	$85,739,923	$455,841	$109,340,678

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2020 was $(4,707,138).

The accompanying notes are an integral part of these financial statements.

31

The Hartford Healthcare Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6%
	Biotechnology - 20.7%
112,927	89bio, Inc.*(1)	$2,654,914
82,313	Aimmune Therapeutics, Inc.*(1)	1,409,199
679,848	Alkermes plc*	9,320,716
112,500	Alnylam Pharmaceuticals, Inc.*	14,816,250
297,220	Apellis Pharmaceuticals, Inc.*	10,185,729
162,063	Arena Pharmaceuticals, Inc.*	7,936,225
18,590	Argenx SE ADR*	2,723,249
165,417	Assembly Biosciences, Inc.*	2,896,452
134,462	Biohaven Pharmaceutical Holding Co., Ltd.*	6,333,160
41,812	Black Diamond Therapeutics, Inc.*(1)	1,548,716
253,262	Coherus Biosciences, Inc.*	4,204,149
185,991	Constellation Pharmaceuticals, Inc.*	6,691,956
336,622	G1 Therapeutics, Inc.*	4,419,847
34,667	Galapagos N.V.*	7,658,883
53,985	Genmab A/S*	12,977,160
149,007	Genus plc	6,401,679
192,915	Global Blood Therapeutics, Inc.*(1)	14,761,856
396,914	GlycoMimetics, Inc.*	1,107,390
928,680	ImmunoGen, Inc.*	3,789,014
176,500	Invitae Corp.*(1)	2,921,075
854,046	Ironwood Pharmaceuticals, Inc.*(1)	8,540,460
95,185	Kodiak Sciences, Inc.*(1)	5,192,342
83,936	Madrigal Pharmaceuticals, Inc.*(1)	7,023,764
574,699	Momenta Pharmaceuticals, Inc.*	18,217,958
215,429	Myovant Sciences Ltd.*	2,580,839
539,554	PhaseBio Pharmaceuticals, Inc.*(1)	2,082,678
610,758	Portola Pharmaceuticals, Inc.*(1)	4,324,167
133,323	Radius Health, Inc.*	2,091,838
1,383,328	Rigel Pharmaceuticals, Inc.*(1)	2,476,157
201,755	Seattle Genetics, Inc.*	27,686,839
659,542	Syndax Pharmaceuticals, Inc.*	11,871,756
99,064	Turning Point Therapeutics, Inc.*	5,102,787
133,199	Twist Bioscience Corp.*	4,356,939
208,130	UroGen Pharma Ltd.*(1)	4,622,567
140,943	Vertex Pharmaceuticals, Inc.*	35,404,882
201,912	Zai Lab Ltd. ADR*	12,663,921
60,904	Zealand Pharma A/S ADR*(1)	2,131,640

		281,129,153

	Health Care Equipment - 22.9%
338,558	Abbott Laboratories	31,177,806
296,841	Baxter International, Inc.	26,353,544
46,585	Becton Dickinson and Co.	11,764,110
955,982	Boston Scientific Corp.*	35,830,205
230,070	Danaher Corp.	37,607,242
160,629	Edwards Lifesciences Corp.*	34,936,808
56,858	Hill-Rom Holdings, Inc.	6,395,956
220,224	Hologic, Inc.*	11,033,222
41,225	Integer Holdings Corp.*	3,069,614
37,600	Intuitive Surgical, Inc.*	19,209,088
19,111	Masimo Corp.*	4,088,034
478,906	Medtronic plc	46,755,593
124,615	NuVasive, Inc.*	7,586,561
170,299	Shockwave Medical, Inc.*	6,832,396
832,674	Smith & Nephew plc	16,294,666
68,800	Venus MedTech Hangzhou, Inc. Class H*(2)	471,266
87,025	Zimmer Biomet Holdings, Inc.	10,416,893

		309,823,004

	Health Care Facilities - 2.9%
297,022	Acadia Healthcare Co., Inc.*(1)	7,131,498
174,818	Encompass Health Corp.	11,581,693
182,473	HCA Healthcare, Inc.	20,050,133

		38,763,324

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Health Care Services - 0.8%
39,115	Amedisys, Inc.*	$7,203,418
394,577	R1 RCM, Inc.*	4,072,035

		11,275,453

	Health Care Supplies - 0.6%
2,914,260	ConvaTec Group plc(2)	7,783,764

	Health Care Technology - 1.9%
1,244,000	Alibaba Health Information Technology Ltd.*	2,975,657
308,672	HMS Holdings Corp.*	8,851,169
143,520	Omnicell, Inc.*	10,462,608
17,168	Teladoc Health, Inc.*	2,825,681

		25,115,115

	Life Sciences Tools & Services - 9.7%
218,898	Adaptive Biotechnologies Corp.*	7,006,925
34,894	Bio-Techne Corp.	7,851,150
77,016	ICON plc*	12,358,757
201,718	NanoString Technologies, Inc.*(1)	6,406,564
390,937	Pharmaron Beijing Co., Ltd. Class H*(2)	3,075,757
536,077	PPD, Inc.*	12,812,240
128,948	PRA Health Sciences, Inc.*	12,443,482
39,091	Repligen Corp.*	4,540,420
25,963	Tecan Group AG	8,358,587
147,081	Thermo Fisher Scientific, Inc.	49,225,069
427,545	WuXi AppTec Co., Ltd. Class H(2)	6,027,822
116,000	Wuxi Biologics Cayman, Inc.*(2)	1,805,704

		131,912,477

	Managed Health Care - 11.7%
238,505	Centene Corp.*	15,879,663
60,220	Humana, Inc.	22,993,200
41,046	Molina Healthcare, Inc.*	6,730,313
471,300	Notre Dame Intermedica Participacoes S.A.	4,750,355
371,111	UnitedHealth Group, Inc.	108,538,834

		158,892,365

	Pharmaceuticals - 26.4%
518,111	Amneal Pharmaceuticals, Inc.*(1)	1,880,743
731,102	AstraZeneca plc ADR	38,222,013
900,807	Bristol-Myers Squibb Co.	54,778,074
79,130	Chugai Pharmaceutical Co., Ltd.	9,432,430
187,075	Daiichi Sankyo Co., Ltd.	12,859,766
216,895	Eisai Co., Ltd.	15,141,647
262,050	Elanco Animal Health, Inc.*	6,475,255
357,512	Eli Lilly & Co.	55,285,656
48,507	Hikma Pharmaceuticals plc	1,444,734
99,927	Hutchison China MediTech Ltd. ADR*	2,149,430
119,032	Laboratorios Farmaceuticos Rovi S.A.	3,393,818
632,611	MediWound Ltd.*	1,265,222
575,534	Mylan N.V.*	9,651,705
151,241	MyoKardia, Inc.*	9,500,960
87,548	Novartis AG	7,471,211
262,445	Odonate Therapeutics, Inc.*	7,387,827
280,045	Ono Pharmaceutical Co., Ltd.	6,746,929
2,101,905	Pfizer, Inc.	80,629,076
266,369	Revance Therapeutics, Inc.*	4,930,490
127,046	Satsuma Pharmaceuticals, Inc.*	2,490,102
75,770	Takeda Pharmaceutical Co., Ltd.	2,732,376
183,053	Theravance Biopharma, Inc.*	5,337,825
238,886	Tricida, Inc.*(1)	7,226,301
109,272	UCB S.A.	10,013,567
203,582	WaVe Life Sciences Ltd.*(1)	1,767,092

		358,214,249

	Total Common Stocks (cost $1,067,208,274)	$1,322,908,904

The accompanying notes are an integral part of these financial statements.

32

The Hartford Healthcare Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
RIGHTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
66,213	Clementia Pharmaceuticals, Inc.*(3)(4)	$70,848

	Total Rights (cost $89,388)	$70,848

	Total Long-Term Investments (cost $1,067,297,662)	$1,322,979,752

SHORT-TERM INVESTMENTS - 5.4%
	Other Investment Pools & Funds - 3.8%
50,930,393	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(5)	$50,930,393

	Securities Lending Collateral - 1.6%
1,121,426	Citibank NA DDCA, 0.04%, 5/1/2020(5)	1,121,426
10,309,293	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(5)	10,309,293
6,263,811	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(5)	6,263,811
4,689,508	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(5)	4,689,508

		22,384,038

	Total Short-Term Investments (cost $73,314,431)	$73,314,431

Total Investments (cost $1,140,612,093)	103.0%	$1,396,294,183
Other Assets and Liabilities	(3.0)%	(40,866,036)

Total Net Assets	100.0%	$1,355,428,147

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $19,164,313, representing 1.4% of net assets.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of this security was $70,848, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Investment valued using significant unobservable inputs.

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$281,129,153	$254,091,431	$27,037,722	$—
Health Care Equipment	309,823,004	293,057,072	16,765,932	—
Health Care Facilities	38,763,324	38,763,324	—	—
Health Care Services	11,275,453	11,275,453	—	—
Health Care Supplies	7,783,764	—	7,783,764	—
Health Care Technology	25,115,115	22,139,458	2,975,657	—
Life Sciences Tools & Services	131,912,477	112,644,607	19,267,870	—
Managed Health Care	158,892,365	158,892,365	—	—
Pharmaceuticals	358,214,249	288,977,771	69,236,478	—
Rights	70,848	—	—	70,848
Short-Term Investments	73,314,431	73,314,431	—	—

Total	$1,396,294,183	$1,253,155,912	$143,067,423	$70,848

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

33

The Hartford MidCap Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Banks - 5.0%
1,449,178	Cullen/Frost Bankers, Inc.(1)	$104,137,931
230,760	First Citizens BancShares, Inc. Class A	88,150,320
1,502,749	First Republic Bank	156,721,693
845,095	M&T Bank Corp.	94,718,248
1,922,438	Prosperity Bancshares, Inc.	115,211,709
1,253,173	South State Corp.	72,483,526

		631,423,427

	Capital Goods - 9.7%
1,856,565	Axon Enterprise, Inc.*	134,990,841
3,630,183	Fastenal Co.	131,485,228
882,339	HEICO Corp. Class A	63,819,580
1,386,066	IDEX Corp.	212,941,320
6,063,757	Ingersoll Rand, Inc.*(1)	176,334,054
853,883	Lennox International, Inc.	159,402,878
1,596,652	Lincoln Electric Holdings, Inc.	128,546,452
1,483,526	PACCAR, Inc.	102,704,505
611,119	Watsco, Inc.	98,384,048

		1,208,608,906

	Commercial & Professional Services - 4.5%
136,714	CoStar Group, Inc.*	88,626,218
4,940,495	GFL Environmental, Inc.(1)	85,470,563
2,777,518	Healthcare Services Group, Inc.(1)	70,798,934
3,568,306	IAA, Inc.*	137,736,612
8,565,293	KAR Auction Services, Inc.	128,308,089
633,143	TransUnion	49,885,337

		560,825,753

	Consumer Durables & Apparel - 4.7%
1,600,810	Carter’s, Inc.	125,183,342
62,983	NVR, Inc.*	195,247,300
2,380,591	PVH Corp.	117,196,495
4,510,644	Under Armour, Inc. Class C*	41,813,670
4,065,195	YETI Holdings, Inc.*(1)	112,240,034

		591,680,841

	Consumer Services - 3.0%
2,283,800	Choice Hotels International, Inc.	171,399,190
1,205,389	Hyatt Hotels Corp. Class A(1)	67,815,185
3,597,561	Service Corp. International	132,174,391

		371,388,766

	Diversified Financials - 2.1%
392,952	Credit Acceptance Corp.*(1)	122,432,055
212,064	FactSet Research Systems, Inc.	58,317,600
1,041,288	Northern Trust Corp.	82,428,358

		263,178,013

	Energy - 0.5%
2,782,610	Cabot Oil & Gas Corp.	60,160,028

	Food & Staples Retailing - 0.9%
3,870,775	Performance Food Group Co.*	113,607,246

	Health Care Equipment & Services - 12.4%
2,283,319	Encompass Health Corp.	151,269,884
1,695,443	Hill-Rom Holdings, Inc.	190,720,383
2,876,610	Integra LifeSciences Holdings Corp.*	146,850,940
1,108,453	Masimo Corp.*	237,109,181
389,804	Molina Healthcare, Inc.*	63,916,162
2,581,212	NuVasive, Inc.*	157,144,187
597,521	STERIS plc	85,146,742
1,805,336	Tandem Diabetes Care, Inc.*	144,029,706
341,017	Teleflex, Inc.	114,377,102
1,441,268	Varian Medical Systems, Inc.*	164,852,234
496,019	Veeva Systems, Inc. Class A*	94,640,425

		1,550,056,946

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Insurance - 4.4%
139,818	Alleghany Corp.	$74,622,265
354,731	Erie Indemnity Co. Class A	63,163,402
2,353,564	Fidelity National Financial, Inc.	63,663,906
194,803	Markel Corp.*	168,668,229
108,480	White Mountains Insurance Group Ltd.	105,551,040
1,383,814	WR Berkley Corp.	74,725,956

		550,394,798

	Materials - 2.8%
2,216,867	Ball Corp.	145,404,307
1,338,396	Element Solutions, Inc.*	13,718,559
1,025,412	Packaging Corp. of America	99,106,070
2,801,921	Silgan Holdings, Inc.	96,666,274

		354,895,210

	Media & Entertainment - 3.0%
104,742	Cable One, Inc.	200,356,782
3,190,381	Cargurus, Inc.*	72,995,917
800,986	Roku, Inc.*	97,103,533

		370,456,232

	Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
3,235,378	Aerie Pharmaceuticals, Inc.*(1)	49,307,161
799,121	Alnylam Pharmaceuticals, Inc.*	105,244,236
2,547,349	Apellis Pharmaceuticals, Inc.*	87,297,650
802,940	Bio-Techne Corp.	180,661,500
1,640,502	Ionis Pharmaceuticals, Inc.*	91,097,076
83,002	Mettler-Toledo International, Inc.*	59,756,460
1,683,557	PRA Health Sciences, Inc.*	162,463,250
2,929,640	PTC Therapeutics, Inc.*	149,177,269
889,111	Reata Pharmaceuticals, Inc. Class A*	140,621,796
997,319	Repligen Corp.*	115,838,602

		1,141,465,000

	Real Estate - 2.2%
2,377,806	Douglas Emmett, Inc. REIT	72,499,305
2,960,846	Equity Commonwealth REIT	100,520,721
4,695,075	Redfin Corp.*	99,206,935

		272,226,961

	Retailing - 3.4%
1,378,143	CarMax, Inc.*(1)	101,500,232
2,445,797	Etsy, Inc.*(1)	158,658,851
910,698	GrubHub, Inc.*(1)	43,522,258
942,098	Wayfair, Inc. Class A*(1)	116,857,836

		420,539,177

	Semiconductors & Semiconductor Equipment - 4.6%
1,216,689	First Solar, Inc.*	53,546,483
1,804,497	MKS Instruments, Inc.	180,864,734
1,047,048	Monolithic Power Systems, Inc.	209,315,366
1,348,357	Silicon Laboratories, Inc.*(1)	131,087,267

		574,813,850

	Software & Services - 13.7%
262,457	Akamai Technologies, Inc.*	25,644,673
988,294	Aspen Technology, Inc.*	101,053,062
2,624,918	Black Knight, Inc.*	185,240,463
1,981,998	Blackbaud, Inc.	109,525,209
459,860	EPAM Systems, Inc.*	101,578,475
466,021	Fair Isaac Corp.*	164,477,452
8,162,041	Genpact Ltd.	281,019,072
1,547,275	Guidewire Software, Inc.*	140,554,461
1,603,658	Q2 Holdings, Inc.*	127,843,616
6,762,893	Teradata Corp.*	166,299,539
429,771	VeriSign, Inc.*	90,032,727

The accompanying notes are an integral part of these financial statements.

34

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 13.7% - (continued)
1,668,732	WEX, Inc.*	$220,806,618

		1,714,075,367

	Technology Hardware & Equipment - 10.1%
879,486	CDW Corp.	97,447,049
1,451,930	Coherent, Inc.*	185,658,289
10,595,394	CommScope Holding Co., Inc.*(1)	116,655,288
1,170,108	F5 Networks, Inc.*	162,949,240
11,641,597	Flex Ltd.*	113,621,987
6,526,688	II-VI, Inc.*(1)	224,648,601
2,812,193	Lumentum Holdings, Inc.*	227,534,536
3,393,534	National Instruments Corp.	130,379,576

		1,258,894,566

	Transportation - 1.6%
356,680	AMERCO	99,916,768
2,859,176	Knight-Swift Transportation Holdings, Inc.	106,304,164

		206,220,932

	Utilities - 2.0%
990,178	Black Hills Corp.	61,331,625
1,980,225	NiSource, Inc.	49,723,450
4,604,709	UGI Corp.	138,970,118

		250,025,193

	Total Common Stocks (cost $11,187,995,695)	$12,464,937,212

Short-Term Investments - 2.9%
	Other Investment Pools & Funds - 0.3%
38,613,595	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.19%(2)	38,613,595

	Securities Lending Collateral - 2.6%
15,976,432	Citibank NA DDCA, 0.04%, 5/1/2020(2)	15,976,432
146,871,752	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(2)	146,871,752
89,237,635	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(2)	89,237,635
66,809,255	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	66,809,255

		318,895,074

	Total Short-Term Investments (cost $357,508,669)	$357,508,669

Total Investments (cost $11,545,504,364)	102.6%	$12,822,445,881
Other Assets and Liabilities	(2.6)%	(321,269,968)

Total Net Assets	100.0%	$12,501,175,913

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

35

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$631,423,427	$631,423,427	$—	$—
Capital Goods	1,208,608,906	1,208,608,906	—	—
Commercial & Professional Services	560,825,753	560,825,753	—	—
Consumer Durables & Apparel	591,680,841	591,680,841	—	—
Consumer Services	371,388,766	371,388,766	—	—
Diversified Financials	263,178,013	263,178,013	—	—
Energy	60,160,028	60,160,028	—	—
Food & Staples Retailing	113,607,246	113,607,246	—	—
Health Care Equipment & Services	1,550,056,946	1,550,056,946	—	—
Insurance	550,394,798	550,394,798	—	—
Materials	354,895,210	354,895,210	—	—
Media & Entertainment	370,456,232	370,456,232	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,141,465,000	1,141,465,000	—	—
Real Estate	272,226,961	272,226,961	—	—
Retailing	420,539,177	420,539,177	—	—
Semiconductors & Semiconductor Equipment	574,813,850	574,813,850	—	—
Software & Services	1,714,075,367	1,714,075,367	—	—
Technology Hardware & Equipment	1,258,894,566	1,258,894,566	—	—
Transportation	206,220,932	206,220,932	—	—
Utilities	250,025,193	250,025,193	—	—
Short-Term Investments	357,508,669	357,508,669	—	—

Total	$12,822,445,881	$12,822,445,881	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

36

The Hartford MidCap Value Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Banks - 8.8%
96,817	M&T Bank Corp.	$10,851,249
99,421	South State Corp.	5,750,511
713,864	Sterling Bancorp /DE	8,801,943
376,241	Synovus Financial Corp.	7,904,823
247,978	Western Alliance Bancorp	8,897,451
279,579	Zions Bancorp N.A	8,837,492

		51,043,469

	Capital Goods - 10.2%
337,125	Colfax Corp.*(1)	8,694,454
71,867	EnerSys	4,196,314
136,255	Fortune Brands Home & Security, Inc.	6,567,491
422,221	Ingersoll Rand, Inc.*	12,278,187
339,253	JELD-WEN Holding, Inc.*	4,308,513
58,783	L3Harris Technologies, Inc.	11,386,267
96,195	Moog, Inc. Class A	4,759,728
124,812	Westinghouse Air Brake Technologies Corp.	7,041,893

		59,232,847

	Commercial & Professional Services - 1.7%
184,062	Clean Harbors, Inc.*	9,834,433

	Consumer Durables & Apparel - 3.4%
214,011	Lennar Corp. Class A	10,715,531
362,014	Steven Madden Ltd.	9,075,691

		19,791,222

	Consumer Services - 1.7%
258,366	Wyndham Hotels & Resorts, Inc.	9,742,982

	Diversified Financials - 3.1%
836,859	SLM Corp.	6,979,404
246,027	Voya Financial, Inc.	11,113,040

		18,092,444

	Energy - 2.8%
202,109	Delek U.S. Holdings, Inc.	4,719,245
222,373	Diamondback Energy, Inc.	9,682,120
183,906	Viper Energy Partners L.P.	1,706,648

		16,108,013

	Food & Staples Retailing - 1.9%
519,158	U.S. Foods Holding Corp.*	11,161,897

	Food, Beverage & Tobacco - 1.0%
65,969	Post Holdings, Inc.*	6,059,253

	Health Care Equipment & Services - 11.7%
163,409	Acadia Healthcare Co., Inc.*	3,923,450
231,660	Centene Corp.*	15,423,923
135,548	Encompass Health Corp.	8,980,055
57,830	Hill-Rom Holdings, Inc.	6,505,297
132,872	Hologic, Inc.*	6,656,887
68,022	Molina Healthcare, Inc.*	11,153,567
35,236	STERIS plc	5,021,130
88,798	Zimmer Biomet Holdings, Inc.	10,629,121

		68,293,430

	Insurance - 8.5%
122,157	Arthur J Gallagher & Co.	9,589,324
92,589	Assurant, Inc.	9,836,655
607,843	CNO Financial Group, Inc.	8,546,273
93,813	Hanover Insurance Group, Inc.	9,416,949
119,877	Kemper Corp.	8,058,132
490,061	Lancashire Holdings Ltd.	3,777,458

		49,224,791

	Materials - 9.2%
164,705	Buzzi Unicem S.p.A.	3,231,348
124,648	Cabot Corp.	4,224,321

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Materials - 9.2% - (continued)
213,070	Carpenter Technology Corp.	$4,723,762
142,671	Celanese Corp. Series A	11,851,680
157,752	Crown Holdings, Inc.*	10,160,806
104,968	FMC Corp.	9,646,559
107,462	Reliance Steel & Aluminum Co.	9,626,446

		53,464,922

	Media & Entertainment - 2.2%
77,735	Electronic Arts, Inc.*	8,882,001
385,944	TEGNA, Inc.	4,137,320

		13,019,321

	Real Estate - 10.9%
117,932	Americold Realty Trust REIT	3,607,540
75,176	Boston Properties, Inc. REIT	7,305,604
300,142	Corporate Office Properties Trust REIT	7,929,751
199,563	First Industrial Realty Trust, Inc. REIT	7,537,494
355,675	Gaming and Leisure Properties, Inc. REIT	10,044,262
243,728	Highwoods Properties, Inc. REIT	9,459,084
87,882	Life Storage, Inc. REIT	7,697,584
341,935	Physicians Realty Trust REIT	5,272,638
225,415	STORE Capital Corp. REIT	4,524,079

		63,378,036

	Retailing - 2.0%
90,742	Dollar Tree, Inc.*	7,229,415
64,777	Expedia Group, Inc.	4,597,872

		11,827,287

	Semiconductors & Semiconductor Equipment - 3.3%
27,595	KLA Corp.	4,528,064
19,284	Lam Research Corp.	4,922,819
94,626	MKS Instruments, Inc.	9,484,364

		18,935,247

	Software & Services - 4.2%
143,045	Amdocs Ltd.	9,217,820
120,271	Leidos Holdings, Inc.	11,883,978
66,246	SS&C Technologies Holdings, Inc.	3,654,129

		24,755,927

	Technology Hardware & Equipment - 5.2%
70,798	Ciena Corp.*	3,274,407
50,222	Coherent, Inc.*	6,421,887
141,777	Lumentum Holdings, Inc.*	11,471,177
32,365	Rogers Corp.*	3,593,810
125,387	Western Digital Corp.	5,777,833

		30,539,114

	Telecommunication Services - 0.7%
155,546	Millicom International Cellular S.A.(1)	4,042,033

	Utilities - 6.2%
236,758	Alliant Energy Corp.	11,494,601
122,082	Evergy, Inc.	7,133,251
147,004	Portland General Electric Co.	6,878,317
87,400	Sempra Energy	10,824,490

		36,330,659

	Total Common Stocks (cost $615,477,030)	$574,877,327

SHORT-TERM INVESTMENTS - 1.1%
	Other Investment Pools & Funds - 0.8%
4,596,207	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	$4,596,207

The accompanying notes are an integral part of these financial statements.

37

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 1.1% - (continued)
	Securities Lending Collateral - 0.3%
72,579	Citibank NA DDCA, 0.04%, 5/1/2020(2)	$72,579
667,218	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(2)	667,218
405,394	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(2)	405,394
303,505	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	303,505

		1,448,696

	Total Short-Term Investments (cost $6,044,903)	$6,044,903

Total Investments (cost $621,521,933)	99.8%	$580,922,230
Other Assets and Liabilities	0.2%	1,380,651

Total Net Assets	100.0%	$582,302,881

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$51,043,469	$51,043,469	$—	$—
Capital Goods	59,232,847	59,232,847	—	—
Commercial & Professional Services	9,834,433	9,834,433	—	—
Consumer Durables & Apparel	19,791,222	19,791,222	—	—
Consumer Services	9,742,982	9,742,982	—	—
Diversified Financials	18,092,444	18,092,444	—	—
Energy	16,108,013	16,108,013	—	—
Food & Staples Retailing	11,161,897	11,161,897	—	—
Food, Beverage & Tobacco	6,059,253	6,059,253	—	—
Health Care Equipment & Services	68,293,430	68,293,430	—	—
Insurance	49,224,791	49,224,791	—	—
Materials	53,464,922	50,233,574	3,231,348	—
Media & Entertainment	13,019,321	13,019,321	—	—
Real Estate	63,378,036	63,378,036	—	—
Retailing	11,827,287	11,827,287	—	—
Semiconductors & Semiconductor Equipment	18,935,247	18,935,247	—	—
Software & Services	24,755,927	24,755,927	—	—
Technology Hardware & Equipment	30,539,114	30,539,114	—	—
Telecommunication Services	4,042,033	—	4,042,033	—
Utilities	36,330,659	36,330,659	—	—
Short-Term Investments	6,044,903	6,044,903	—	—

Total	$580,922,230	$573,648,849	$7,273,381	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

38

Hartford Quality Value Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Banks - 13.1%
282,730	Bank of America Corp.	$6,799,656
33,605	Bank of Nova Scotia	1,348,905
67,862	Citigroup, Inc.	3,295,379
76,879	JP Morgan Chase & Co.	7,361,933
31,711	PNC Financial Services Group, Inc.	3,382,612

		22,188,485

	Capital Goods - 9.2%
11,260	3M Co.	1,710,619
16,316	Deere & Co.	2,366,799
27,154	Eaton Corp. plc	2,267,359
16,406	Honeywell International, Inc.	2,328,011
71,005	Johnson Controls International plc	2,066,956
5,466	Lockheed Martin Corp.	2,126,602
21,217	Otis Worldwide Corp.*	1,080,158
25,741	Raytheon Technologies Corp.	1,668,274

		15,614,778

	Consumer Services - 1.6%
14,469	McDonald’s Corp.	2,713,806

	Diversified Financials - 1.0%
18,439	American Express Co.	1,682,559

	Energy - 6.3%
51,571	Chevron Corp.	4,744,532
33,155	EOG Resources, Inc.	1,575,194
47,779	Exxon Mobil Corp.	2,220,290
60,755	Total S.A. ADR	2,135,539

		10,675,555

	Food & Staples Retailing - 2.1%
55,988	Kroger Co.	1,769,781
32,868	Sysco Corp.	1,849,482

		3,619,263

	Food, Beverage & Tobacco - 6.5%
32,817	General Mills, Inc.	1,965,410
35,561	Kellogg Co.	2,329,246
36,897	Mondelez International, Inc. Class A	1,897,982
14,413	Nestle S.A. ADR	1,514,806
44,212	Philip Morris International, Inc.	3,298,215

		11,005,659

	Health Care Equipment & Services - 7.6%
9,143	Becton Dickinson and Co.	2,308,882
18,792	Hill-Rom Holdings, Inc.	2,113,912
40,602	Koninklijke Philips N.V. ADR	1,782,834
42,056	Medtronic plc	4,105,927
8,908	UnitedHealth Group, Inc.	2,605,323

		12,916,878

	Insurance - 5.4%
52,372	American International Group, Inc.	1,331,820
22,458	Chubb Ltd.	2,425,689
22,116	Marsh & McLennan Cos., Inc.	2,152,550
41,263	Principal Financial Group, Inc.	1,502,386
28,704	Prudential Financial, Inc.	1,790,268

		9,202,713

	Materials - 3.4%
21,895	Celanese Corp. Series A	1,818,817
23,943	FMC Corp.	2,200,362
19,277	PPG Industries, Inc.	1,750,930

		5,770,109

	Media & Entertainment - 2.1%
96,129	Comcast Corp. Class A	3,617,334

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
54,671	AstraZeneca plc ADR	$2,858,200
32,673	Merck & Co., Inc.	2,592,276
23,115	Novartis AG ADR	1,958,534
145,099	Pfizer, Inc.	5,565,997

		12,975,007

	Real Estate - 4.1%
7,375	American Tower Corp. REIT	1,755,250
147,356	Host Hotels & Resorts, Inc. REIT	1,813,952
8,804	Public Storage REIT	1,632,702
103,259	VICI Properties, Inc. REIT	1,798,772

		7,000,676

	Retailing - 3.9%
571,800	Allstar Co.(1)(2)(3)	—
23,490	Lowe’s Cos., Inc.	2,460,578
21,968	Target Corp.	2,410,768
35,083	TJX Cos., Inc.	1,720,821

		6,592,167

	Semiconductors & Semiconductor Equipment - 8.1%
9,726	Broadcom, Inc.	2,641,776
93,685	Intel Corp.	5,619,226
11,573	KLA Corp.	1,899,014
22,724	QUALCOMM, Inc.	1,787,697
16,105	Texas Instruments, Inc.	1,869,307

		13,817,020

	Software & Services - 2.5%
11,833	Accenture plc Class A	2,191,353
16,282	International Business Machines Corp.	2,044,368

		4,235,721

	Technology Hardware & Equipment - 2.2%
4,572	Apple, Inc.	1,343,254
55,440	Cisco Systems, Inc.	2,349,547

		3,692,801

	Telecommunication Services - 3.9%
115,847	Verizon Communications, Inc.	6,655,410

	Transportation - 1.0%
17,038	J.B. Hunt Transport Services, Inc.	1,722,883

	Utilities - 5.9%
46,710	Alliant Energy Corp.	2,267,771
43,223	Avangrid, Inc.	1,858,589
27,286	Dominion Energy, Inc.	2,104,569
28,436	Eversource Energy	2,294,785
47,185	UGI Corp.	1,424,043

		9,949,757

	Total Common Stocks (cost $168,480,078)	$165,648,581

SHORT-TERM INVESTMENTS - 2.7%
	Other Investment Pools & Funds - 2.7%
4,666,996	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(4)	4,666,996

	Total Short-Term Investments (cost $4,666,996)	$4,666,996

Total Investments (cost $173,147,074)	100.2%	$170,315,577
Other Assets and Liabilities	(0.2)%	(372,123)

Total Net Assets	100.0%	$169,943,454

The accompanying notes are an integral part of these financial statements.

39

Hartford Quality Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.
(2)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	571,800	$248,744	$—

(4)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$22,188,485	$22,188,485	$—	$—
Capital Goods	15,614,778	15,614,778	—	—
Consumer Services	2,713,806	2,713,806	—	—
Diversified Financials	1,682,559	1,682,559	—	—
Energy	10,675,555	10,675,555	—	—
Food & Staples Retailing	3,619,263	3,619,263	—	—
Food, Beverage & Tobacco	11,005,659	11,005,659	—	—
Health Care Equipment & Services	12,916,878	12,916,878	—	—
Insurance	9,202,713	9,202,713	—	—
Materials	5,770,109	5,770,109	—	—
Media & Entertainment	3,617,334	3,617,334	—	—
Pharmaceuticals, Biotechnology & Life Sciences	12,975,007	12,975,007	—	—
Real Estate	7,000,676	7,000,676	—	—
Retailing	6,592,167	6,592,167	—	—
Semiconductors & Semiconductor Equipment	13,817,020	13,817,020	—	—
Software & Services	4,235,721	4,235,721	—	—
Technology Hardware & Equipment	3,692,801	3,692,801	—	—
Telecommunication Services	6,655,410	6,655,410	—	—
Transportation	1,722,883	1,722,883	—	—
Utilities	9,949,757	9,949,757	—	—
Short-Term Investments	4,666,996	4,666,996	—	—

Total	$170,315,577	$170,315,577	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

40

The Hartford Small Cap Growth Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Automobiles & Components - 0.9%
88,269	Thor Industries, Inc.(1)	$5,843,408
29,275	Visteon Corp.*	1,765,282

		7,608,690

	Banks - 3.2%
75,659	First Busey Corp.	1,393,639
207,718	First Hawaiian, Inc.	3,653,760
644,678	MGIC Investment Corp.	4,712,596
180,693	Seacoast Banking Corp. of Florida*	4,060,172
336,169	Sterling Bancorp	4,144,964
97,249	Synovus Financial Corp.	2,043,201
151,917	Triumph Bancorp, Inc.*	4,209,620
76,230	Western Alliance Bancorp	2,735,132

		26,953,084

	Capital Goods - 13.0%
193,310	Aerojet Rocketdyne Holdings, Inc.*	7,952,773
179,789	Altra Industrial Motion Corp.	5,017,911
30,429	American Woodmark Corp.*	1,564,355
149,241	Applied Industrial Technologies, Inc.	7,818,736
50,294	Armstrong World Industries, Inc.	3,876,662
79,633	Axon Enterprise, Inc.*	5,790,115
118,612	BWX Technologies, Inc.	6,293,553
57,724	Curtiss-Wright Corp.	5,983,093
82,393	EnerSys	4,810,927
95,976	Generac Holdings, Inc.*	9,351,902
122,992	ITT, Inc.	6,484,138
93,583	John Bean Technologies Corp.	7,181,559
86,269	Mercury Systems, Inc.*	7,691,744
144,358	Patrick Industries, Inc.	5,950,437
223,606	Rexnord Corp.	6,097,736
171,893	SPX Corp.*	6,554,280
127,163	SPX FLOW, Inc.*	4,141,699
81,488	Trex Co., Inc.*	7,759,287

		110,320,907

	Commercial & Professional Services - 4.2%
124,249	ASGN, Inc.*	5,771,366
98,002	Clean Harbors, Inc.*	5,236,247
131,124	Exponent, Inc.(1)	9,221,951
68,976	Huron Consulting Group, Inc.*	3,865,415
76,497	Insperity, Inc.	3,649,672
67,134	MSA Safety, Inc.	7,554,589

		35,299,240

	Consumer Durables & Apparel - 5.7%
580,485	American Outdoor Brands Corp.*	5,494,290
53,716	Carter’s, Inc.	4,200,591
89,563	Oxford Industries, Inc.	3,754,481
84,519	PVH Corp.	4,160,870
273,751	Steven Madden Ltd.	6,862,938
97,502	TopBuild Corp.*	9,086,211
367,478	Under Armour, Inc. Class C*	3,406,521
274,444	Wolverine World Wide, Inc.	5,623,358
209,770	YETI Holdings, Inc.*(1)	5,791,750

		48,381,010

	Consumer Services - 2.3%
49,941	Churchill Downs, Inc.	5,005,087
63,624	Dunkin’ Brands Group, Inc.	3,998,132
92,978	Wingstop, Inc.	10,903,530

		19,906,749

	Diversified Financials - 1.5%
17,973	Blucora, Inc.*	252,880
107,542	OneMain Holdings, Inc.	2,603,592

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Diversified Financials - 1.5% - (continued)
689,360	SLM Corp.	$5,749,262
93,289	Stifel Financial Corp.	4,130,837

		12,736,571

	Energy - 0.4%
75,500	Diamondback Energy, Inc.	3,287,270

	Food & Staples Retailing - 1.1%
14,323	Casey’s General Stores, Inc.	2,168,646
238,224	Performance Food Group Co.*	6,991,874

		9,160,520

	Food, Beverage & Tobacco - 2.9%
13,380	Boston Beer Co., Inc. Class A*	6,241,904
100,459	Freshpet, Inc.*	7,575,613
534,788	Hostess Brands, Inc.*	6,428,152
233,870	Simply Good Foods Co.*	4,408,449

		24,654,118

	Health Care Equipment & Services - 14.7%
56,655	Addus HomeCare Corp.*	4,590,188
27,490	Amedisys, Inc.*	5,062,558
127,217	AtriCure, Inc.*	5,485,597
116,034	Cardiovascular Systems, Inc.*	4,873,428
177,036	Globus Medical, Inc. Class A*	8,402,129
78,817	Haemonetics Corp.*	8,967,798
282,580	HMS Holdings Corp.*	8,102,982
14,006	ICU Medical, Inc.*	3,071,656
111,601	Integer Holdings Corp.*	8,309,810
124,604	Integra LifeSciences Holdings Corp.*	6,361,034
42,703	iRhythm Technologies, Inc.*	4,511,145
60,398	LHC Group, Inc.*	7,851,136
71,982	NuVasive, Inc.*	4,382,264
152,668	Omnicell, Inc.*	11,129,497
265,028	OraSure Technologies, Inc.*	4,224,546
72,804	Providence Service Corp.*	4,223,360
633,594	R1 RCM, Inc.*	6,538,690
112,524	Tandem Diabetes Care, Inc.*	8,977,165
46,912	Teladoc Health, Inc.*	7,721,246
20,427	U.S. Physical Therapy, Inc.	1,542,239

		124,328,468

	Household & Personal Products - 0.5%
247,337	BellRing Brands, Inc. Class A*	4,335,818

	Insurance - 1.4%
184,598	James River Group Holdings Ltd.	6,549,537
81,402	Kemper Corp.	5,471,843

		12,021,380

	Materials - 2.9%
162,516	Boise Cascade Co.	5,081,875
463,640	Graphic Packaging Holding Co.	6,189,594
92,286	Ingevity Corp.*	4,791,489
187,900	Louisiana-Pacific Corp.	3,758,000
189,464	PolyOne Corp.	4,412,617

		24,233,575

	Media & Entertainment - 0.9%
102,474	Cardlytics, Inc.*	4,606,206
119,878	Cargurus, Inc.*	2,742,809

		7,349,015

	Pharmaceuticals, Biotechnology & Life Sciences - 17.6%
88,731	ACADIA Pharmaceuticals, Inc.*	4,286,595
64,841	Acceleron Pharma, Inc.*	5,870,056
116,422	Aerie Pharmaceuticals, Inc.*	1,774,271
197,596	Akebia Therapeutics, Inc.*	1,600,528
62,905	Allakos, Inc.*(1)	4,136,633

The accompanying notes are an integral part of these financial statements.

41

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 17.6% - (continued)
520,046	Amicus Therapeutics, Inc.*	$6,141,743
139,575	Apellis Pharmaceuticals, Inc.*	4,783,235
100,964	Arena Pharmaceuticals, Inc.*	4,944,207
96,054	Biohaven Pharmaceutical Holding Co., Ltd.*	4,524,143
55,449	Blueprint Medicines Corp.*	3,262,065
34,700	ChemoCentryx, Inc.*	1,839,447
100,305	Constellation Pharmaceuticals, Inc.*	3,608,974
201,923	Dicerna Pharmaceuticals, Inc.*	3,977,883
82,152	Global Blood Therapeutics, Inc.*	6,286,271
288,187	Heron Therapeutics, Inc.*	4,109,547
299,100	ImmunoGen, Inc.*	1,220,328
197,504	Iovance Biotherapeutics, Inc.*	6,349,754
180,587	Karyopharm Therapeutics, Inc.*(1)	3,981,943
74,035	Kodiak Sciences, Inc.*(1)	4,038,609
33,976	Madrigal Pharmaceuticals, Inc.*(1)	2,843,112
55,973	Mirati Therapeutics, Inc.*	4,759,944
184,229	Momenta Pharmaceuticals, Inc.*	5,840,059
95,328	MyoKardia, Inc.*	5,988,505
160,496	NanoString Technologies, Inc.*	5,097,353
72,112	Principia Biopharma, Inc.*	4,483,924
107,237	PTC Therapeutics, Inc.*	5,460,508
230,633	Radius Health, Inc.*	3,618,632
128,195	RAPT Therapeutics, Inc.*(1)	1,947,282
28,237	Reata Pharmaceuticals, Inc. Class A*	4,465,964
78,041	REGENXBIO, Inc.*	3,107,593
40,615	Repligen Corp.*	4,717,432
210,534	Revance Therapeutics, Inc.*	3,896,984
181,676	Rhythm Pharmaceuticals, Inc.*	3,422,776
149,565	Theravance Biopharma, Inc.*	4,361,315
74,920	Turning Point Therapeutics, Inc.*	3,859,129
26,100	Veracyte, Inc.*	703,917
128,185	Y-mAbs Therapeutics, Inc.*	4,304,452

		149,615,113

	Real Estate - 3.1%
234,301	Columbia Property Trust, Inc. REIT	3,348,161
48,183	Coresite Realty Corp. REIT	5,839,298
178,558	Corporate Office Properties Trust REIT	4,717,502
187,964	Essential Properties Realty Trust, Inc. REIT	2,761,191
350,139	Independence Realty Trust, Inc. REIT	3,525,900
47,241	PS Business Parks, Inc. REIT	6,098,341

		26,290,393

	Retailing - 1.8%
318,487	Caleres, Inc.	2,582,930
120,683	Core-Mark Holding Co., Inc.	3,468,429
133,971	Floor & Decor Holdings, Inc. Class A*	5,680,370
135,165	Foot Locker, Inc.	3,464,279

		15,196,008

	Semiconductors & Semiconductor Equipment - 3.8%
234,531	Cohu, Inc.	3,876,797
35,913	Enphase Energy, Inc.*	1,681,806
120,996	Entegris, Inc.	6,561,613
301,942	FormFactor, Inc.*	7,035,249
40,820	MKS Instruments, Inc.	4,091,389
137,068	Onto Innovation, Inc.*(1)	4,449,227
45,606	Power Integrations, Inc.	4,667,774

		32,363,855

	Software & Services - 12.4%
203,162	8x8, Inc.*	3,445,628
91,784	Blackbaud, Inc.	5,071,984
31,130	CACI International, Inc. Class A*	7,786,858
75,422	Everbridge, Inc.*	8,400,502

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Software & Services - 12.4% - (continued)
75,035	ExlService Holdings, Inc.*	$4,631,911
145,139	Five9, Inc.*	13,450,031
25,934	HubSpot, Inc.*	4,373,250
130,971	LiveRamp Holdings, Inc.*	4,958,562
221,568	Medallia, Inc.*	4,759,281
32,558	Paylocity Holding Corp.*	3,728,868
70,554	Pegasystems, Inc.	5,899,725
115,812	Perficient, Inc.*	4,033,732
81,831	PROS Holdings, Inc.*	2,814,168
75,538	Q2 Holdings, Inc.*	6,021,889
148,500	Rapid7, Inc.*	6,764,175
160,448	Science Applications International Corp.	13,102,184
388,123	SVMK, Inc.*	6,093,531

		105,336,279

	Technology Hardware & Equipment - 3.4%
203,702	CTS Corp.	4,717,738
116,175	Itron, Inc.*	8,111,339
103,072	Lumentum Holdings, Inc.*	8,339,556
260,775	Pure Storage, Inc. Class A*	3,755,160
38,758	Rogers Corp.*	4,303,688

		29,227,481

	Telecommunication Services - 0.3%
27,008	Bandwidth, Inc. Class A*	2,202,772

	Transportation - 0.5%
182,078	Marten Transport Ltd.	4,082,189

	Total Common Stocks (cost $754,171,978)	$834,890,505

SHORT-TERM INVESTMENTS - 3.1%
	Other Investment Pools & Funds - 2.1%
18,068,279	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	18,068,279

	Securities Lending Collateral - 1.0%
403,207	Citibank NA DDCA, 0.04%, 5/1/2020(2)	403,207
3,706,689	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(2)	3,706,689
2,252,142	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(2)	2,252,142
1,686,104	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	1,686,104

		8,048,142

	Total Short-Term Investments (cost $26,116,421)	$26,116,421

Total Investments (cost $780,288,399)	101.6%	$861,006,926
Other Assets and Liabilities	(1.6)%	(13,325,870)

Total Net Assets	100.0%	$847,681,056

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

The accompanying notes are an integral part of these financial statements.

42

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$7,608,690	$7,608,690	$—	$—
Banks	26,953,084	26,953,084	—	—
Capital Goods	110,320,907	110,320,907	—	—
Commercial & Professional Services	35,299,240	35,299,240	—	—
Consumer Durables & Apparel	48,381,010	48,381,010	—	—
Consumer Services	19,906,749	19,906,749	—	—
Diversified Financials	12,736,571	12,736,571	—	—
Energy	3,287,270	3,287,270	—	—
Food & Staples Retailing	9,160,520	9,160,520	—	—
Food, Beverage & Tobacco	24,654,118	24,654,118	—	—
Health Care Equipment & Services	124,328,468	124,328,468	—	—
Household & Personal Products	4,335,818	4,335,818	—	—
Insurance	12,021,380	12,021,380	—	—
Materials	24,233,575	24,233,575	—	—
Media & Entertainment	7,349,015	7,349,015	—	—
Pharmaceuticals, Biotechnology & Life Sciences	149,615,113	149,615,113	—	—
Real Estate	26,290,393	26,290,393	—	—
Retailing	15,196,008	15,196,008	—	—
Semiconductors & Semiconductor Equipment	32,363,855	32,363,855	—	—
Software & Services	105,336,279	105,336,279	—	—
Technology Hardware & Equipment	29,227,481	29,227,481	—	—
Telecommunication Services	2,202,772	2,202,772	—	—
Transportation	4,082,189	4,082,189	—	—
Short-Term Investments	26,116,421	26,116,421	—	—

Total	$861,006,926	$861,006,926	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

43

Hartford Small Cap Value Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Automobiles & Components - 1.5%
51,646	Cooper Tire & Rubber Co.	$1,094,379

	Banks - 25.0%
58,789	Bank OZK	1,329,807
153,869	Cadence Bancorp	1,018,613
19,665	Federal Agricultural Mortgage Corp. Class C	1,310,279
56,641	First Hawaiian, Inc.	996,315
40,062	First Interstate BancSystem, Inc. Class A	1,354,096
112,205	FNB Corp.	907,738
53,228	Great Western Bancorp, Inc.	1,000,686
68,619	Hilltop Holdings, Inc.	1,324,347
96,485	Home BancShares, Inc.(1)	1,479,115
64,020	Opus Bank	1,230,464
117,277	Radian Group, Inc.	1,756,810
95,463	Sterling Bancorp	1,177,059
84,620	Umpqua Holdings Corp.	1,059,866
54,616	Univest Financial Corp.	966,703
33,801	Western Alliance Bancorp	1,212,780

		18,124,678

	Capital Goods - 10.4%
23,574	Argan, Inc.	884,968
22,941	EnerSys	1,339,525
55,721	Kennametal, Inc.	1,427,015
19,097	Moog, Inc. Class A	944,919
60,649	nVent Electric plc	1,131,104
186,592	REV Group, Inc.	992,669
121,790	Triumph Group, Inc.	857,402

		7,577,602

	Commercial & Professional Services - 6.2%
109,071	BrightView Holdings, Inc.*	1,398,290
37,715	Deluxe Corp.	1,062,432
39,756	Kforce, Inc.	1,190,692
74,822	Knoll, Inc.	872,424

		4,523,838

	Consumer Durables & Apparel - 6.3%
69,985	Kontoor Brands, Inc.*	1,358,409
83,028	Movado Group, Inc.	856,019
44,718	Steven Madden Ltd.	1,121,080
23,480	Sturm Ruger & Co., Inc.(1)	1,249,136

		4,584,644

	Consumer Services - 4.5%
40,418	Adtalem Global Education, Inc.*	1,284,080
76,622	Carriage Services, Inc.	1,150,862
38,552	Cheesecake Factory, Inc.	859,324

		3,294,266

	Diversified Financials - 4.1%
92,287	Greenhill & Co., Inc.	984,702
119,453	Navient Corp.	910,232
39,468	PRA Group, Inc.*	1,094,842

		2,989,776

	Food, Beverage & Tobacco - 1.9%
117,124	Hostess Brands, Inc.*	1,407,830

	Health Care Equipment & Services - 4.6%
65,837	Envista Holdings Corp.	1,281,846
46,417	Natus Medical, Inc.*	1,159,961
84,812	NextGen Healthcare, Inc.*	894,767

		3,336,574

	Household & Personal Products - 4.9%
45,724	Edgewell Personal Care Co.*	1,262,440
24,282	Energizer Holdings, Inc.	946,027

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Household & Personal Products - 4.9% - (continued)
17,713	Medifast, Inc.(1)	$1,344,062

		3,552,529

	Insurance - 2.9%
140,007	Lancashire Holdings Ltd.	1,079,194
133,612	Third Point Reinsurance Ltd.*	994,073

		2,073,267

	Materials - 3.2%
24,098	Compass Minerals International, Inc.	1,184,657
35,635	Schweitzer-Mauduit International, Inc.	1,148,160

		2,332,817

	Media & Entertainment - 1.8%
120,436	TEGNA, Inc.	1,291,074

	Real Estate - 4.1%
103,286	CoreCivic, Inc. REIT	1,355,112
59,053	Outfront Media, Inc. REIT	926,542
60,010	Pebblebrook Hotel Trust REIT(1)	710,518

		2,992,172

	Retailing - 1.7%
24,379	Children’s Place, Inc.(1)	720,643
164,051	Michaels Cos., Inc.*(1)	498,715

		1,219,358

	Semiconductors & Semiconductor Equipment - 7.2%
50,130	Ichor Holdings Ltd.*	1,248,237
25,416	Silicon Motion Technology Corp. ADR	1,116,779
74,761	Tower Semiconductor Ltd.*	1,438,028
95,092	Xperi Corp.	1,453,006

		5,256,050

	Software & Services - 3.3%
23,624	CSG Systems International, Inc.	1,147,654
49,312	EVERTEC, Inc.	1,249,566

		2,397,220

	Technology Hardware & Equipment - 5.3%
182,787	Avid Technology, Inc.*	1,283,165
19,168	InterDigital, Inc.	1,107,335
100,571	Plantronics, Inc.	1,420,063

		3,810,563

	Total Common Stocks (cost $87,895,219)	$71,858,637

SHORT-TERM INVESTMENTS - 3.6%
	Securities Lending Collateral - 3.6%
130,685	Citibank NA DDCA, 0.04%, 5/1/2020(2)	130,685
1,201,392	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(2)	1,201,392
729,953	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(2)	729,953
546,491	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	546,491

		2,608,521

	Total Short-Term Investments (cost $2,608,521)	$2,608,521

Total Investments (cost $90,503,740)	102.5%	$74,467,158
Other Assets and Liabilities	(2.5)%	(1,805,798)

Total Net Assets	100.0%	$72,661,360

The accompanying notes are an integral part of these financial statements.

44

Hartford Small Cap Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.
*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,094,379	$1,094,379	$—	$—
Banks	18,124,678	18,124,678	—	—
Capital Goods	7,577,602	7,577,602	—	—
Commercial & Professional Services	4,523,838	4,523,838	—	—
Consumer Durables & Apparel	4,584,644	4,584,644	—	—
Consumer Services	3,294,266	3,294,266	—	—
Diversified Financials	2,989,776	2,989,776	—	—
Food, Beverage & Tobacco	1,407,830	1,407,830	—	—
Health Care Equipment & Services	3,336,574	3,336,574	—	—
Household & Personal Products	3,552,529	3,552,529	—	—
Insurance	2,073,267	2,073,267	—	—
Materials	2,332,817	2,332,817	—	—
Media & Entertainment	1,291,074	1,291,074	—	—
Real Estate	2,992,172	2,992,172	—	—
Retailing	1,219,358	1,219,358	—	—
Semiconductors & Semiconductor Equipment	5,256,050	5,256,050	—	—
Software & Services	2,397,220	2,397,220	—	—
Technology Hardware & Equipment	3,810,563	3,810,563	—	—
Short-Term Investments	2,608,521	2,608,521	—	—

Total	$74,467,158	$74,467,158	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

45

The Hartford Small Company Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Automobiles & Components - 0.9%
44,934	Fox Factory Holding Corp.*	$2,292,083
38,847	Thor Industries, Inc.	2,571,672

		4,863,755

	Banks - 2.9%
109,474	Ameris Bancorp	2,783,924
130,900	BancorpSouth Bank	2,865,401
468,185	Sterling Bancorp /DE	5,772,721
133,063	Western Alliance Bancorp	4,774,300

		16,196,346

	Capital Goods - 12.3%
243,123	Advanced Drainage Systems, Inc.	9,856,206
150,987	Argan, Inc.	5,668,052
67,090	Axon Enterprise, Inc.*	4,878,114
82,200	BMC Stock Holdings, Inc.*	1,746,750
113,722	Comfort Systems USA, Inc.	3,786,943
89,470	Curtiss-Wright Corp.	9,273,565
133,630	ITT, Inc.	7,044,974
100,860	Kennametal, Inc.	2,583,025
18,023	Nordson Corp.	2,900,081
427,839	Rexnord Corp.	11,667,170
92,987	Rush Enterprises, Inc. Class A	3,487,012
47,746	Trex Co., Inc.*	4,546,374

		67,438,266

	Commercial & Professional Services - 1.3%
146,219	TriNet Group, Inc.*	7,160,345

	Consumer Durables & Apparel - 9.5%
209,582	Acushnet Holdings Corp.	5,742,547
186,586	BRP, Inc.	5,584,376
97,954	Carter’s, Inc.	7,660,003
38,740	Cavco Industries, Inc.*	5,992,303
139,820	Peloton Interactive, Inc. Class A*	4,404,330
299,554	Skyline Champion Corp.*	5,904,209
237,365	Steven Madden Ltd.	5,950,741
227,009	Wolverine World Wide, Inc.	4,651,414
220,521	YETI Holdings, Inc.*	6,088,585

		51,978,508

	Consumer Services - 3.8%
284,284	Chegg, Inc.*(1)	12,153,141
205,205	DraftKings, Inc.(2)(3)	3,870,166
1,913	DraftKings, Inc. Earnout(2)(3)	35,371
82,811	Planet Fitness, Inc. Class A*	4,995,988

		21,054,666

	Diversified Financials - 2.1%
164,797	Ares Management Corp. Class A	5,528,939
32,582	Hamilton Lane, Inc. Class A	2,112,943
135,757	PRA Group, Inc.*(1)	3,765,899

		11,407,781

	Food & Staples Retailing - 0.6%
115,420	Performance Food Group Co.*	3,387,577

	Food, Beverage & Tobacco - 1.7%
20,018	Boston Beer Co., Inc. Class A*(1)	9,338,597

	Health Care Equipment & Services - 12.0%
26,528	Amedisys, Inc.*	4,885,396
125,516	Globus Medical, Inc. Class A*	5,956,989
152,472	Health Catalyst, Inc.	4,066,428
47,235	Hill-Rom Holdings, Inc.	5,313,465
37,076	Insulet Corp.*	7,404,819
29,900	LHC Group, Inc.*	3,886,701
106,258	Livongo Health, Inc.*	4,251,382
50,227	Novocure Ltd.*	3,304,937
136,264	Omnicell, Inc.*	9,933,646
158,370	Tandem Diabetes Care, Inc.*	12,634,759

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Health Care Equipment & Services - 12.0% - (continued)
25,900	Teladoc Health, Inc.*(1)	$4,262,881

		65,901,403

	Insurance - 0.8%
125,411	James River Group Holdings Ltd.	4,449,582

	Media & Entertainment - 0.6%
70,746	Cardlytics, Inc.*	3,180,033

	Pharmaceuticals, Biotechnology & Life Sciences - 17.4%
91,449	ACADIA Pharmaceuticals, Inc.*	4,417,901
67,245	Acceleron Pharma, Inc.*	6,087,690
41,461	Allakos, Inc.*(1)	2,726,475
427,441	Amicus Therapeutics, Inc.*	5,048,078
87,495	Apellis Pharmaceuticals, Inc.*	2,998,454
121,106	Arena Pharmaceuticals, Inc.*	5,930,561
18,902	Ascendis Pharma A/S ADR*	2,565,569
87,516	Blueprint Medicines Corp.*	5,148,566
40,374	CRISPR Therapeutics AG*	1,986,401
55,727	Global Blood Therapeutics, Inc.*	4,264,230
191,254	Heron Therapeutics, Inc.*(1)	2,727,282
664,886	ImmunoGen, Inc.*	2,712,735
119,109	Iovance Biotherapeutics, Inc.*	3,829,354
152,848	Karyopharm Therapeutics, Inc.*(1)	3,370,298
52,413	Kodiak Sciences, Inc.*(1)	2,859,129
53,935	Mirati Therapeutics, Inc.*	4,586,632
47,445	MyoKardia, Inc.*	2,980,495
63,824	NanoString Technologies, Inc.*	2,027,050
82,868	PRA Health Sciences, Inc.*	7,996,762
39,699	Principia Biopharma, Inc.*	2,468,484
96,148	PTC Therapeutics, Inc.*	4,895,856
61,334	RAPT Therapeutics, Inc.*	931,664
20,156	Reata Pharmaceuticals, Inc. Class A*	3,187,873
179,436	Revance Therapeutics, Inc.*	3,321,360
87,699	UroGen Pharma Ltd.*	1,947,795
141,758	Y-mAbs Therapeutics, Inc.*	4,760,234

		95,776,928

	Real Estate - 2.7%
280,385	Essential Properties Realty Trust, Inc. REIT	4,118,856
234,670	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,568,413
183,983	Redfin Corp.*	3,887,561

		14,574,830

	Retailing - 4.2%
3,136,600	Allstar Co.(2)(3)(4)	—
42,422	Etsy, Inc.*	2,751,915
82,845	Five Below, Inc.*	7,469,305
111,112	Floor & Decor Holdings, Inc. Class A*	4,711,149
104,739	Ollie’s Bargain Outlet Holdings, Inc.*(1)	7,112,825
26,907	Tory Burch LLC*(2)(3)(4)	1,049,391

		23,094,585

	Semiconductors & Semiconductor Equipment - 4.4%
96,083	Entegris, Inc.	5,210,581
121,017	First Solar, Inc.*	5,325,958
43,335	MKS Instruments, Inc.	4,343,467
489,915	Tower Semiconductor Ltd.*	9,423,515

		24,303,521

	Software & Services - 15.6%
62,365	Avalara, Inc.*	5,573,560
137,236	Endava plc ADR*	6,006,820
52,263	Everbridge, Inc.*(1)	5,821,053
15,821	Fair Isaac Corp.*	5,583,864
80,124	Five9, Inc.*	7,425,091
35,220	HubSpot, Inc.*	5,939,148
68,900	j2 Global, Inc.	5,556,096
177,973	LiveRamp Holdings, Inc.*	6,738,058
71,281	Manhattan Associates, Inc.*	5,056,674

The accompanying notes are an integral part of these financial statements.

46

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Software & Services - 15.6% - (continued)
140,693	Mimecast Ltd.*	$5,754,344
209,728	PagerDuty, Inc.*	4,427,358
43,168	Paylocity Holding Corp.*	4,944,031
25,759	Perficient, Inc.*	897,186
23,008	Proofpoint, Inc.*	2,800,764
173,706	Rapid7, Inc.*	7,912,308
63,294	Science Applications International Corp.	5,168,588

		85,604,943

	Technology Hardware & Equipment - 2.2%
62,147	Lumentum Holdings, Inc.*	5,028,314
83,750	Novanta, Inc.*	7,277,037

		12,305,351

	Telecommunication Services - 1.1%
75,140	Bandwidth, Inc. Class A*	6,128,419

	Transportation - 1.1%
63,004	Saia, Inc.*	5,829,130

	Total Common Stocks (cost $489,744,874)	$533,974,566

CONVERTIBLE PREFERRED STOCKS - 0.8%
	Retailing - 0.4%
47,489	Honest Co., Inc. Series E*(2)(3)(4)	1,905,259

	Software & Services - 0.4%
263,189	MarkLogic Corp. Series F*(2)(3)(4)	2,223,947

	Total Convertible Preferred Stocks (cost $5,229,589)	$4,129,206

ESCROWS - 0.0%(5)
	Software & Services - 0.0%
98,033	Veracode, Inc.*(2)(3)(4)	53,330

	Total Escrows (cost $—)	$53,330

WARRANTS - 0.0%
	Consumer Services - 0.0%
1,258	DraftKings, Inc.*(2)(3)	9,410

	Total Warrants (cost $—)	$9,410

	Total Long-Term Investments (cost $494,974,463)	$538,166,512

SHORT-TERM INVESTMENTS - 4.8%
	Other Investment Pools & Funds - 3.0%
16,580,855	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(6)	16,580,855

	Securities Lending Collateral - 1.8%
506,151	Citibank NA DDCA, 0.04%, 5/1/2020(6)	506,151
4,653,055	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(6)	4,653,055
2,827,144	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(6)	2,827,144
2,116,589	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(6)	2,116,589

		10,102,939

	Total Short-Term Investments (cost $26,683,794)	$26,683,794

Total Investments (cost $521,658,257)	102.8%	$564,850,306
Other Assets and Liabilities	(2.8)%	(15,626,768)

Total Net Assets	100.0%	$549,223,538

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of these securities was $9,146,874, which represented 1.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $9,146,874 or 1.7% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	3,136,600	$1,364,479	$—
12/2014	DraftKings, Inc.	205,205	2,167,901	3,870,166
12/2014	DraftKings, Inc. Earnout	1,913	19,649	35,371
12/2014	DraftKings, Inc. Warrants	1,258	—	9,410
08/2015	Honest Co., Inc. Series E Convertible Preferred	47,489	2,172,859	1,905,259
04/2015	MarkLogic Corp. Series F Convertible Preferred	263,189	3,056,730	2,223,947
11/2013	Tory Burch LLC	26,907	2,108,912	1,049,391
04/2017	Veracode, Inc.	98,033	—	53,330

			$10,890,530	$9,146,874

(4)	Investment valued using significant unobservable inputs.

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(6)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

47

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$4,863,755	$4,863,755	$—	$—
Banks	16,196,346	16,196,346	—	—
Capital Goods	67,438,266	67,438,266	—	—
Commercial & Professional Services	7,160,345	7,160,345	—	—
Consumer Durables & Apparel	51,978,508	51,978,508	—	—
Consumer Services	21,054,666	17,149,129	3,905,537	—
Diversified Financials	11,407,781	11,407,781	—	—
Food & Staples Retailing	3,387,577	3,387,577	—	—
Food, Beverage & Tobacco	9,338,597	9,338,597	—	—
Health Care Equipment & Services	65,901,403	65,901,403	—	—
Insurance	4,449,582	4,449,582	—	—
Media & Entertainment	3,180,033	3,180,033	—	—
Pharmaceuticals, Biotechnology & Life Sciences	95,776,928	95,776,928	—	—
Real Estate	14,574,830	14,574,830	—	—
Retailing	23,094,585	22,045,194	—	1,049,391
Semiconductors & Semiconductor Equipment	24,303,521	24,303,521	—	—
Software & Services	85,604,943	85,604,943	—	—
Technology Hardware & Equipment	12,305,351	12,305,351	—	—
Telecommunication Services	6,128,419	6,128,419	—	—
Transportation	5,829,130	5,829,130	—	—
Convertible Preferred Stocks	4,129,206	—	—	4,129,206
Escrows	53,330	—	—	53,330
Warrants	9,410	—	9,410	—
Short-Term Investments	26,683,794	26,683,794	—	—

Total	$564,850,306	$555,703,432	$3,914,947	$5,231,927

(1)

For the six-month period ended April 30, 2020, investments valued at $1,839,500 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers in to Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

48

Hartford Domestic Equity Funds

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
S&P	Standard & Poor’s

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

49

Hartford Domestic Equity Funds

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund
Assets:
Investments in securities, at market value(1)	$5,988,118,066	$6,741,801,865	$8,249,799,397	$3,468,426,704
Cash	—	—	—	—
Foreign currency	1,247	—	—	555,450
Receivables:
Investment securities sold	88,393,114	57,655,928	41,630,050	66,612,888
Fund shares sold	1,053,028	40,925,198	16,421,191	9,887,813
Dividends and interest	4,363,400	5,606,022	8,552,341	3,176,416
Securities lending income	53,063	—	11	941
Variation margin on futures contracts	4,340,197	10,954,440	—	—
Tax reclaims	598,037	—	1,646,508	1,516,226
Other assets	105,685	272,147	202,337	117,573

Total assets	6,087,025,837	6,857,215,600	8,318,251,835	3,550,294,011

Liabilities:
Obligation to return securities lending collateral	28,574,978	—	182,523	—
Payables:
Investment securities purchased	91,272,700	99,820,379	37,344,744	45,736,681
Fund shares redeemed	5,858,361	10,356,774	11,253,939	4,539,723
Investment management fees	3,070,517	1,727,620	3,892,202	1,715,934
Transfer agent fees	1,705,515	809,729	1,454,667	691,788
Accounting services fees	68,627	76,323	95,576	41,061
Board of Directors’ fees	30,063	9,660	32,148	16,391
Distribution fees	134,668	72,254	109,678	64,565
Accrued expenses	350,690	28,996	308,531	181,814

Total liabilities	131,066,119	112,901,735	54,674,008	52,987,957

Net assets	$5,955,959,718	$6,744,313,865	$8,263,577,827	$3,497,306,054

Summary of Net Assets:
Capital stock and paid-in-capital	$5,601,007,865	$5,837,738,401	$6,549,341,287	$3,046,490,831
Distributable earnings (loss)	354,951,853	906,575,464	1,714,236,540	450,815,223

Net assets	$5,955,959,718	$6,744,313,865	$8,263,577,827	$3,497,306,054

Shares authorized	1,765,000,000	850,000,000	1,300,000,000	800,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$33.04	$31.42	$22.64	$16.65

Maximum offering price per share	$34.96	$33.25	$23.96	$17.62

Shares outstanding	127,348,768	29,622,050	143,169,845	80,276,145

Net Assets	$4,207,447,429	$930,694,046	$3,240,742,641	$1,336,758,835

Class C: Net asset value per share	$23.71	$28.54	$21.76	$16.56

Shares outstanding	8,565,090	13,618,037	7,470,197	14,010,437

Net Assets	$203,088,667	$388,678,235	$162,540,805	$231,993,049

Class I: Net asset value per share	$33.22	$31.48	$22.51	$16.54

Shares outstanding	16,324,988	71,063,333	48,170,308	48,893,644

Net Assets	$542,308,142	$2,237,117,674	$1,084,468,559	$808,890,576

Class R3: Net asset value per share	$37.19	$31.91	$22.99	$16.68

Shares outstanding	1,125,277	1,122,183	2,362,171	2,034,016

Net Assets	$41,847,542	$35,811,186	$54,316,561	$33,926,294

Class R4: Net asset value per share	$38.65	$32.43	$23.17	$16.71

Shares outstanding	829,081	4,568,054	3,823,638	2,721,021

Net Assets	$32,042,601	$148,151,730	$88,607,670	$45,464,115

Class R5: Net asset value per share	$39.48	$31.73	$23.28	$16.80

Shares outstanding	864,598	6,126,495	7,260,693	3,435,358

Net Assets	$34,130,714	$194,383,582	$168,997,982	$57,712,910

Class R6: Net asset value per share	$39.74	$31.87	$23.28	$16.85

Shares outstanding	1,889,892	14,656,150	6,852,092	3,047,150

Net Assets	$75,111,692	$467,084,239	$159,494,433	$51,330,729

The accompanying notes are an integral part of these financial statements.

50

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund
Class Y: Net asset value per share	$39.73	$31.86	$23.28	$16.85

Shares outstanding	2,943,452	18,526,221	28,203,568	4,998,884

Net Assets	$116,940,502	$590,315,856	$656,609,256	$84,226,006

Class F: Net asset value per share	$33.21	$31.49	$22.49	$16.54

Shares outstanding	21,169,414	55,630,800	117,711,032	51,202,822

Net Assets	$703,042,429	$1,752,077,317	$2,647,799,920	$847,003,540

Cost of investments	$5,460,155,904	$5,714,959,033	$6,688,985,394	$3,009,491,975
Cost of foreign currency	$1,234	$—	$—	$556,930

(1) Includes Investment in securities on loan, at market value	$27,133,542	$—	$169,941	$—

The accompanying notes are an integral part of these financial statements.

51

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund
Assets:
Investments in securities, at market value(1)	$4,634,025,032	$1,396,294,183	$12,822,445,881	$580,922,230
Cash	—	—	233	—
Foreign currency	19	17	—	—
Receivables:
Investment securities sold	149,950,780	995,968	53,884,451	2,160,253
Fund shares sold	7,431,391	2,793,111	24,253,700	1,617,691
Dividends and interest	986,241	1,183,920	1,637,262	206,405
Securities lending income	171,524	9,486	87,691	881
Variation margin on futures contracts	—	—	—	—
Tax reclaims	389,606	168,184	—	—
Other assets	125,144	96,248	222,444	88,360

Total assets	4,793,079,737	1,401,541,117	12,902,531,662	584,995,820

Liabilities:
Obligation to return securities lending collateral	33,506,118	22,384,038	318,895,074	1,448,696
Payables:
Investment securities purchased	147,498,342	21,385,366	47,200,904	—
Fund shares redeemed	13,307,459	920,917	24,966,182	657,275
Investment management fees	2,422,662	892,349	6,618,068	327,241
Transfer agent fees	1,213,117	395,920	2,681,646	153,791
Accounting services fees	51,200	15,496	139,655	6,575
Board of Directors’ fees	19,867	5,478	52,112	2,820
Distribution fees	87,868	36,235	119,155	8,209
Accrued expenses	174,416	77,171	682,953	88,332

Total liabilities	198,281,049	46,112,970	401,355,749	2,692,939

Net assets	$4,594,798,688	$1,355,428,147	$12,501,175,913	$582,302,881

Summary of Net Assets:
Capital stock and paid-in-capital	$3,662,366,886	$1,013,151,766	$10,813,843,921	$647,693,124
Distributable earnings (loss)	932,431,802	342,276,381	1,687,331,992	(65,390,243)

Net assets	$4,594,798,688	$1,355,428,147	$12,501,175,913	$582,302,881

Shares authorized	23,900,000,000	610,000,000	1,230,000,000	610,000,000

Par value	$0.0001	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$40.05	$37.23	$26.86	$11.42

Maximum offering price per share	$42.38	$39.40	$28.42	$12.08

Shares outstanding	54,263,257	18,814,771	92,907,816	21,481,845

Net Assets	$2,173,203,383	$700,448,470	$2,495,499,005	$245,278,383

Class C: Net asset value per share	$19.47	$28.90	$17.91	$9.07

Shares outstanding	13,534,480	4,765,612	22,241,794	1,259,393

Net Assets	$263,558,444	$137,735,826	$398,330,087	$11,418,574

Class I: Net asset value per share	$42.81	$39.57	$27.91	$11.54

Shares outstanding	30,139,221	8,445,275	136,812,630	1,666,007

Net Assets	$1,290,378,699	$334,148,092	$3,818,847,529	$19,219,065

Class R3: Net asset value per share	$39.94	$38.20	$30.21	$12.10

Shares outstanding	989,413	830,995	3,008,167	485,456

Net Assets	$39,514,911	$31,742,307	$90,872,845	$5,872,021

Class R4: Net asset value per share	$43.09	$40.62	$31.74	$12.36

Shares outstanding	1,339,104	616,878	6,562,875	697,675

Net Assets	$57,699,247	$25,058,035	$208,280,184	$8,621,119

Class R5: Net asset value per share	$45.89	$42.94	$32.91	$12.55

Shares outstanding	418,823	213,623	12,563,882	103,527

Net Assets	$19,217,760	$9,172,412	$413,480,739	$1,299,100

Class R6: Net asset value per share	$46.82	$43.60	$33.35	$—

Shares outstanding	591,556	66,672	49,283,141	—

Net Assets	$27,699,344	$2,906,789	$1,643,463,370	$—

The accompanying notes are an integral part of these financial statements.

52

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund
Class Y: Net asset value per share	$46.79	$43.57	$33.29	$12.58

Shares outstanding	3,411,478	1,925,403	37,407,760	786,818

Net Assets	$159,639,239	$83,892,973	$1,245,460,630	$9,894,271

Class F: Net asset value per share	$42.99	$39.70	$28.02	$11.54

Shares outstanding	13,117,261	763,782	78,062,067	24,334,474

Net Assets	$563,887,661	$30,323,243	$2,186,941,524	$280,700,348

Cost of investments	$3,842,856,238	$1,140,612,093	$11,545,504,364	$621,521,933
Cost of foreign currency	$20	$17	$—	$—

(1) Includes Investment in securities on loan, at market value	$32,029,437	$20,766,227	$295,957,091	$1,237,918

The accompanying notes are an integral part of these financial statements.

53

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$170,315,577	$861,006,926	$74,467,158	$564,850,306
Cash	—	—	—	—
Foreign currency	6	—	—	—
Receivables:
Investment securities sold	513,846	5,164,500	1,396,994	19,840,007
Fund shares sold	9,433	953,084	11,431	689,874
Dividends and interest	222,893	154,453	41,635	11,382
Securities lending income	—	7,442	1,002	5,019
Variation margin on futures contracts	—	—	—	—
Tax reclaims	75,290	—	—	—
Other assets	89,457	75,069	70,345	77,128

Total assets	171,226,502	867,361,474	75,988,565	585,473,716

Liabilities:
Due to custodian	—	—	515,801	—
Obligation to return securities lending collateral	—	8,048,142	2,608,521	10,102,939
Payables:
Investment securities purchased	1,038,115	10,074,378	—	25,022,862
Fund shares redeemed	68,121	819,295	126,764	535,485
Investment management fees	59,771	457,915	37,964	337,073
Transfer agent fees	86,004	207,352	23,738	165,937
Accounting services fees	1,982	9,382	809	6,104
Board of Directors’ fees	1,227	5,114	482	2,178
Distribution fees	4,322	6,920	851	9,195
Accrued expenses	23,506	51,920	12,275	68,405

Total liabilities	1,283,048	19,680,418	3,327,205	36,250,178

Net assets	$169,943,454	$847,681,056	$72,661,360	$549,223,538

Summary of Net Assets:
Capital stock and paid-in-capital	$174,711,256	$785,107,083	$94,302,817	$516,791,672
Distributable earnings (loss)	(4,767,802)	62,573,973	(21,641,457)	32,431,866

Net assets	$169,943,454	$847,681,056	$72,661,360	$549,223,538

Shares authorized	27,160,000,000	27,150,000,000	1,110,000,000	650,000,000

Par value	$0.0001	$0.0001	$0.0010	$0.0010

Class A: Net asset value per share	$17.55	$42.02	$7.23	$18.39

Maximum offering price per share	$18.57	$44.47	$7.65	$19.46

Shares outstanding	7,948,918	4,063,075	4,398,823	15,509,515

Net Assets	$139,480,855	$170,743,109	$31,823,782	$285,177,246

Class C: Net asset value per share	$14.94	$28.10	$6.24	$11.56

Shares outstanding	321,940	435,797	343,905	686,936

Net Assets	$4,808,850	$12,245,540	$2,144,952	$7,943,385

Class I: Net asset value per share	$17.29	$44.30	$7.24	$19.66

Shares outstanding	601,182	4,054,265	522,117	1,266,183

Net Assets	$10,394,253	$179,596,378	$3,780,402	$24,898,060

Class R3: Net asset value per share	$17.86	$41.36	$7.52	$20.23

Shares outstanding	48,126	189,727	60,912	580,295

Net Assets	$859,460	$7,846,854	$458,320	$11,739,267

Class R4: Net asset value per share	$18.04	$43.89	$7.64	$21.79

Shares outstanding	224,564	661,170	5,554	547,841

Net Assets	$4,050,311	$29,018,033	$42,431	$11,936,475

Class R5: Net asset value per share	$18.19	$46.65	$7.61	$23.28

Shares outstanding	11,503	1,400,972	2,578	122,896

Net Assets	$209,226	$65,349,027	$19,618	$2,860,572

The accompanying notes are an integral part of these financial statements.

54

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Class R6: Net asset value per share	$18.23	$47.42	$7.61	$23.83

Shares outstanding	4,083	1,693,251	18,141	4,965

Net Assets	$74,438	$80,290,666	$138,088	$118,326

Class Y: Net asset value per share	$18.21	$47.43	$7.60	$23.81

Shares outstanding	19,535	5,481,593	39,068	706,863

Net Assets	$355,780	$259,968,693	$296,973	$16,828,418

Class F: Net asset value per share	$17.23	$44.48	$7.24	$19.78

Shares outstanding	563,629	958,139	4,690,804	9,489,850

Net Assets	$9,710,281	$42,622,756	$33,956,794	$187,721,789

Cost of investments	$173,147,074	$780,288,399	$90,503,740	$521,658,257
Cost of foreign currency	$7	$—	$—	$—

(1) Includes Investment in securities on loan, at market value	$—	$7,633,899	$2,406,580	$9,751,628

The accompanying notes are an integral part of these financial statements.

55

Hartford Domestic Equity Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund
Investment Income:
Dividends	$54,830,308	$46,562,214	$115,366,706	$58,282,959
Interest	799,378	1,404,996	1,881,171	379,692
Securities lending	649,716	94,606	4,214	21,013
Less: Foreign tax withheld	(80,896)	—	(1,445,230)	(1,166,790)

Total investment income, net	56,198,506	48,061,816	115,806,861	57,516,874

Expenses:
Investment management fees	21,839,433	10,455,053	26,654,615	11,998,751
Transfer agent fees
Class A	2,924,192	469,480	1,954,390	711,890
Class C	198,666	167,822	128,870	144,411
Class I	287,372	752,070	509,772	397,659
Class R3	50,903	38,682	67,274	40,637
Class R4	28,738	113,617	81,857	37,487
Class R5	21,287	104,755	93,727	40,584
Class R6	1,170	5,193	2,390	986
Class Y	74,633	214,331	337,943	48,225
Class F	2,929	7,217	14,752	9,622
Distribution fees
Class A	5,760,862	1,159,926	4,469,656	1,859,576
Class C	1,228,611	1,921,844	917,347	1,351,886
Class R3	116,511	92,284	153,897	97,794
Class R4	44,566	190,687	127,517	61,887
Custodian fees	25,602	10,959	19,575	10,411
Registration and filing fees	80,647	193,047	137,569	90,238
Accounting services fees	544,143	470,616	643,297	303,053
Board of Directors’ fees	88,137	74,950	114,676	51,296
Audit fees	20,966	9,521	9,630	9,663
Other expenses	359,798	226,980	436,869	217,414

Total expenses (before waivers, reimbursements and fees paid indirectly)	33,699,166	16,679,034	36,875,623	17,483,470

Expense waivers	—	—	—	—
Transfer agent fee waivers	(40,793)	(60,129)	(175,661)	(21,749)
Distribution fee reimbursements	(90,901)	(44,960)	(42,480)	(5,172)
Commission recapture	(25,897)	(4,018)	(18,455)	(14,089)

Total waivers, reimbursements and fees paid indirectly	(157,591)	(109,107)	(236,596)	(41,010)

Total expenses, net	33,541,575	16,569,927	36,639,027	17,442,460

Net Investment Income (Loss)	22,656,931	31,491,889	79,167,834	40,074,414

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(139,867,057)	(138,982,705)	139,430,629	(20,372,286)
Net realized gain (loss) on futures contracts	(13,609,257)	(5,463,885)	—	—
Net realized gain (loss) on other foreign currency transactions	23,561	—	(57,622)	(34,769)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(153,452,753)	(144,446,590)	139,373,007	(20,407,055)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(300,359,080)	(157,105,533)	(1,049,813,832)	(429,260,552)
Net unrealized appreciation (depreciation) of futures contracts	8,193,242	5,184,777	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(6,343)	—	—	33,559

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(292,172,181)	(151,920,756)	(1,049,813,832)	(429,226,993)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(445,624,934)	(296,367,346)	(910,440,825)	(449,634,048)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(422,968,003)	$(264,875,457)	$(831,272,991)	$(409,559,634)

The accompanying notes are an integral part of these financial statements.

56

Hartford Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund
Investment Income:
Dividends	$9,888,441	$6,721,184	$66,686,956	$6,877,672
Interest	426,530	126,381	162,895	99,626
Securities lending	1,853,397	75,561	448,462	6,631
Less: Foreign tax withheld	—	(86,907)	(33,113)	(34,013)

Total investment income, net	12,168,368	6,836,219	67,265,200	6,949,916

Expenses:
Investment management fees	16,282,359	5,647,920	47,296,010	2,421,648
Transfer agent fees
Class A	1,318,990	471,413	1,599,575	273,704
Class C	166,838	101,667	299,416	15,512
Class I	713,833	148,954	2,754,207	14,342
Class R3	45,016	35,438	99,498	7,821
Class R4	50,768	21,469	204,732	9,252
Class R5	11,948	3,622	253,493	814
Class R6	474	37	32,823	—
Class Y	83,203	34,302	783,828	5,981
Class F	4,301	365	18,527	3,999
Distribution fees
Class A	2,627,611	862,492	3,385,223	363,859
Class C	1,335,841	692,520	2,299,087	70,621
Class R3	103,096	83,279	231,739	17,943
Class R4	75,902	33,185	303,905	13,700
Custodian fees	12,567	12,144	28,819	5,348
Registration and filing fees	113,493	65,444	187,845	63,389
Accounting services fees	388,516	104,184	942,061	53,098
Board of Directors’ fees	61,284	16,864	179,216	8,926
Audit fees	20,109	11,025	9,534	9,615
Other expenses	237,287	81,924	907,222	95,067

Total expenses (before waivers, reimbursements and fees paid indirectly)	23,653,436	8,428,248	61,816,760	3,454,639

Expense waivers	—	—	—	—
Transfer agent fee waivers	(45,275)	(12,360)	(824,450)	(2,712)
Distribution fee reimbursements	(66,885)	(11,540)	(51,940)	(3,150)
Commission recapture	(13,468)	(1,290)	(66,775)	(4,061)

Total waivers, reimbursements and fees paid indirectly	(125,628)	(25,190)	(943,165)	(9,923)

Total expenses, net	23,527,808	8,403,058	60,873,595	3,444,716

Net Investment Income (Loss)	(11,359,440)	(1,566,839)	6,391,605	3,505,200

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	161,571,597	95,143,759	437,507,990	(22,787,675)
Net realized gain (loss) on other foreign currency transactions	5,037	(16,481)	(6)	(5,445)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	161,576,634	95,127,278	437,507,984	(22,793,120)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	210,970,739	45,007,125	(1,306,245,267)	(109,297,683)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	7,201	5,966	—	574

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	210,977,940	45,013,091	(1,306,245,267)	(109,297,109)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	372,554,574	140,140,369	(868,737,283)	(132,090,229)

Net Increase (Decrease) in Net Assets Resulting from Operations	$361,195,134	$138,573,530	$(862,345,678)	$(128,585,029)

The accompanying notes are an integral part of these financial statements.

57

Hartford Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Investment Income:
Dividends	$2,985,385	$4,004,551	$1,166,393	$1,693,987
Interest	22,807	59,725	4,339	99,197
Securities lending	—	74,729	11,948	188,645
Less: Foreign tax withheld	(45,414)	—	—	(2,438)

Total investment income, net	2,962,778	4,139,005	1,182,680	1,979,391

Expenses:
Investment management fees	438,187	3,433,752	327,133	2,417,289
Transfer agent fees
Class A	166,452	233,635	50,327	291,465
Class C	7,497	10,914	3,728	11,605
Class I	6,536	77,538	3,097	16,126
Class R3	1,172	9,997	601	14,405
Class R4	4,310	30,921	46	11,281
Class R5	119	43,557	6	1,850
Class R6	—	1,253	2	2
Class Y	309	157,334	208	9,734
Class F	168	351	287	2,833
Distribution fees
Class A	198,731	237,002	50,859	385,841
Class C	30,219	73,366	15,099	46,785
Class R3	2,687	22,958	1,379	33,046
Class R4	6,556	47,679	68	16,740
Custodian fees	2,977	4,869	1,819	3,778
Registration and filing fees	56,497	63,579	57,937	66,235
Accounting services fees	15,462	76,615	7,451	51,436
Board of Directors’ fees	2,625	13,247	1,298	7,929
Audit fees	13,878	9,590	9,694	17,564
Other expenses	18,229	74,742	10,568	74,064

Total expenses (before waivers, reimbursements and fees paid indirectly)	972,611	4,622,899	541,607	3,480,008

Expense waivers	(99,866)	—	(42,257)	(9,320)
Transfer agent fee waivers	—	(95,003)	—	—
Distribution fee reimbursements	(4,121)	(7,136)	(1,819)	(7,015)
Commission recapture	(630)	(4,824)	(1,915)	(6,477)

Total waivers, reimbursements and fees paid indirectly	(104,617)	(106,963)	(45,991)	(22,812)

Total expenses, net	867,994	4,515,936	495,616	3,457,196

Net Investment Income (Loss)	2,094,784	(376,931)	687,064	(1,477,805)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(3,410,685)	(14,551,429)	(5,594,471)	(6,361,424)
Net realized gain (loss) on other foreign currency transactions	(3,747)	—	526	(5,443)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(3,414,432)	(14,551,429)	(5,593,945)	(6,366,867)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(24,088,001)	(42,015,032)	(21,228,153)	(15,333,704)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	2,007	—	(38)	336

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(24,085,994)	(42,015,032)	(21,228,191)	(15,333,368)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(27,500,426)	(56,566,461)	(26,822,136)	(21,700,235)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(25,405,642)	$(56,943,392)	$(26,135,072)	$(23,178,040)

The accompanying notes are an integral part of these financial statements.

58

Hartford Domestic Equity Funds

Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund		The Hartford Dividend and Growth Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$22,656,931	$32,178,066	$31,491,889	$46,421,862	$79,167,834	$152,429,025
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(153,452,753)	313,758,005	(144,446,590)	100,491,586	139,373,007	261,913,493
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(292,172,181)	696,148,729	(151,920,756)	578,564,751	(1,049,813,832)	705,555,576

Net Increase (Decrease) in Net Assets Resulting from Operations	(422,968,003)	1,042,084,800	(264,875,457)	725,478,199	(831,272,991)	1,119,898,094

Distributions to Shareholders:
Class A	(233,332,626)	(706,880,408)	(22,933,264)	(32,665,488)	(138,200,562)	(376,562,728)
Class C	(16,172,531)	(77,462,288)	(8,130,632)	(13,165,205)	(6,618,790)	(22,753,711)
Class I	(33,414,798)	(107,802,788)	(50,034,684)	(58,009,690)	(43,165,619)	(95,343,423)
Class R3	(1,922,241)	(8,221,995)	(766,121)	(1,469,253)	(2,268,043)	(7,276,281)
Class R4	(1,528,792)	(6,723,975)	(3,662,366)	(6,169,265)	(3,913,184)	(13,533,303)
Class R5	(1,654,005)	(4,489,300)	(6,433,517)	(10,058,287)	(7,306,034)	(16,252,768)
Class R6	(3,567,960)	(9,472,410)	(7,619,916)	(7,010,180)	(4,771,523)	(9,073,108)
Class Y	(8,300,069)	(22,763,013)	(10,460,625)	(11,032,634)	(26,388,429)	(68,670,776)
Class F	(40,192,877)	(127,729,846)	(48,473,882)	(33,816,031)	(111,468,670)	(288,913,297)

Total distributions	(340,085,899)	(1,071,546,023)	(158,515,007)	(173,396,033)	(344,100,854)	(898,379,395)

Capital Share Transactions:
Sold	258,351,929	488,499,323	2,514,356,752	2,583,350,592	1,118,770,756	1,316,713,660
Issued on reinvestment of distributions	327,641,308	1,028,835,269	151,792,905	165,763,267	331,692,965	867,611,541
Redeemed	(808,616,917)	(1,724,498,541)	(1,190,356,086)	(1,079,118,925)	(1,054,831,500)	(1,593,432,163)

Net increase (decrease) from capital share transactions	(222,623,680)	(207,163,949)	1,475,793,571	1,669,994,934	395,632,221	590,893,038

Net Increase (Decrease) in Net Assets	(985,677,582)	(236,625,172)	1,052,403,107	2,222,077,100	(779,741,624)	812,411,737

Net Assets:
Beginning of period	6,941,637,300	7,178,262,472	5,691,910,758	3,469,833,658	9,043,319,451	8,230,907,714

End of period	$5,955,959,718	$6,941,637,300	$6,744,313,865	$5,691,910,758	$8,263,577,827	$9,043,319,451

The accompanying notes are an integral part of these financial statements.

59

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Equity Income Fund		The Hartford Growth Opportunities Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$40,074,414	$83,954,241	$(11,359,440)	$(26,899,996)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(20,407,055)	251,977,418	161,576,634	328,106,237
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(429,226,993)	185,592,620	210,977,940	290,104,434

Net Increase (Decrease) in Net Assets Resulting from Operations	(409,559,634)	521,524,279	361,195,134	591,310,675

Distributions to Shareholders:
Class A	(113,338,631)	(139,419,928)	(132,324,071)	(456,838,651)
Class C	(19,953,888)	(27,745,387)	(33,399,302)	(111,605,001)
Class I	(70,789,580)	(106,057,518)	(86,336,894)	(353,498,531)
Class R3	(2,989,745)	(4,085,476)	(2,788,128)	(10,699,557)
Class R4	(3,796,652)	(6,151,808)	(3,725,988)	(17,113,553)
Class R5	(5,918,346)	(7,636,620)	(1,419,176)	(4,132,294)
Class R6	(3,945,149)	(3,471,599)	(1,357,539)	(2,565,390)
Class Y	(7,666,420)	(12,485,702)	(8,936,697)	(24,851,439)
Class F	(69,719,568)	(76,875,225)	(31,543,831)	(88,424,295)

Total distributions	(298,117,979)	(383,929,263)	(301,831,626)	(1,069,728,711)

Capital Share Transactions:
Sold	391,487,068	684,129,579	376,493,273	1,040,653,406
Issued on reinvestment of distributions	286,058,703	367,118,559	276,243,675	974,523,793
Redeemed	(548,171,809)	(1,256,628,479)	(839,639,477)	(1,511,405,502)

Net increase (decrease) from capital share transactions	129,373,962	(205,380,341)	(186,902,529)	503,771,697

Net Increase (Decrease) in Net Assets	(578,303,651)	(67,785,325)	(127,539,021)	25,353,661

Net Assets:
Beginning of period	4,075,609,705	4,143,395,030	4,722,337,709	4,696,984,048

End of period	$3,497,306,054	$4,075,609,705	$4,594,798,688	$4,722,337,709

The accompanying notes are an integral part of these financial statements.

60

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Healthcare Fund		The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$(1,566,839)	$(3,913,470)	$6,391,605	$(17,375,474)	$3,505,200	$5,214,816
Net realized gain (loss) on investments and foreign currency transactions	95,127,278	98,097,029	437,507,984	692,389,101	(22,793,120)	15,796,293
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	45,013,091	49,131,042	(1,306,245,267)	1,148,200,359	(109,297,109)	60,487,724

Net Increase (Decrease) in Net Assets Resulting from Operations	138,573,530	143,314,601	(862,345,678)	1,823,213,986	(128,585,029)	81,498,833

Distributions to Shareholders:
Class A	(43,738,879)	(48,565,116)	(150,147,304)	(289,440,848)	(9,305,291)	(31,904,637)
Class C	(11,289,417)	(13,953,587)	(38,059,233)	(88,988,927)	(469,443)	(2,364,041)
Class I	(18,502,651)	(25,648,483)	(215,894,776)	(397,398,146)	(986,601)	(3,672,119)
Class R3	(2,132,500)	(2,630,413)	(4,574,098)	(10,655,554)	(194,286)	(947,049)
Class R4	(1,601,341)	(2,166,993)	(11,938,522)	(27,102,479)	(330,164)	(1,216,557)
Class R5	(362,223)	(547,097)	(21,826,289)	(45,165,553)	(46,111)	(805,091)
Class R6	(138,636)	—	(75,768,818)	(108,955,955)	—	—
Class Y	(4,160,454)	(3,369,356)	(67,701,428)	(162,390,598)	(388,030)	(1,198,031)
Class F	(1,805,276)	(5,165,741)	(117,154,616)	(183,904,712)	(10,736,193)	(29,727,333)

Total distributions	(83,731,377)	(102,046,786)	(703,065,084)	(1,314,002,772)	(22,456,119)	(71,834,858)

Capital Share Transactions:
Sold	112,223,825	162,135,540	1,747,228,072	3,932,057,467	85,858,025	140,081,421
Issued on reinvestment of distributions	79,518,797	97,225,749	674,235,989	1,257,169,368	22,332,350	70,997,863
Redeemed	(162,657,903)	(458,221,064)	(2,266,343,169)	(4,084,043,517)	(80,606,483)	(145,764,489)

Net increase (decrease) from capital share transactions	29,084,719	(198,859,775)	155,120,892	1,105,183,318	27,583,892	65,314,795

Net Increase (Decrease) in Net Assets	83,926,872	(157,591,960)	(1,410,289,870)	1,614,394,532	(123,457,256)	74,978,770

Net Assets:
Beginning of period	1,271,501,275	1,429,093,235	13,911,465,783	12,297,071,251	705,760,137	630,781,367

End of period	$1,355,428,147	$1,271,501,275	$12,501,175,913	$13,911,465,783	$582,302,881	$705,760,137

The accompanying notes are an integral part of these financial statements.

61

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	Hartford Quality Value Fund		The Hartford Small Cap Growth Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$2,094,784	$4,991,920	$(376,931)	$(1,619,044)
Net realized gain (loss) on investments and foreign currency transactions	(3,414,432)	6,013,760	(14,551,429)	14,715,285
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(24,085,994)	18,436,373	(42,015,032)	68,831,465

Net Increase (Decrease) in Net Assets Resulting from Operations	(25,405,642)	29,442,053	(56,943,392)	81,927,706

Distributions to Shareholders:
Class A	(8,585,794)	(10,328,219)	(3,152,384)	(43,413,241)
Class C	(334,834)	(488,659)	(371,513)	(6,352,380)
Class I	(704,282)	(854,566)	(2,950,208)	(47,429,264)
Class R3	(57,990)	(61,925)	(162,662)	(2,796,540)
Class R4	(303,759)	(364,460)	(630,158)	(14,166,813)
Class R5	(12,405)	(32,495)	(1,205,841)	(18,766,338)
Class R6	(1,828)	(650)	(971,533)	(8,767,431)
Class Y	(33,830)	(39,465)	(5,261,029)	(69,794,940)
Class F	(650,547)	(6,128,466)	(693,277)	(9,900,355)

Total distributions	(10,685,269)	(18,298,905)	(15,398,605)	(221,387,302)

Capital Share Transactions:
Sold	8,963,405	16,762,137	181,802,257	366,698,768
Issued on reinvestment of distributions	10,505,554	18,080,940	14,907,961	209,847,653
Redeemed	(22,014,971)	(120,327,472)	(292,820,649)	(518,321,132)

Net increase (decrease) from capital share transactions	(2,546,012)	(85,484,395)	(96,110,431)	58,225,289

Net Increase (Decrease) in Net Assets	(38,636,923)	(74,341,247)	(168,452,428)	(81,234,307)

Net Assets:
Beginning of period	208,580,377	282,921,624	1,016,133,484	1,097,367,791

End of period	$169,943,454	$208,580,377	$847,681,056	$1,016,133,484

The accompanying notes are an integral part of these financial statements.

62

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	Hartford Small Cap Value Fund		The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$687,064	$1,171,073	$(1,477,805)	$(2,934,571)
Net realized gain (loss) on investments and foreign currency transactions	(5,593,945)	5,301,969	(6,366,867)	38,272,188
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(21,228,191)	(2,603,683)	(15,333,368)	34,222,341

Net Increase (Decrease) in Net Assets Resulting from Operations	(26,135,072)	3,869,359	(23,178,040)	69,559,958

Distributions to Shareholders:
Class A	(2,971,162)	(12,609,836)	(19,581,596)	(50,850,996)
Class C	(232,432)	(1,665,307)	(922,638)	(2,799,065)
Class I	(419,421)	(1,179,686)	(1,641,458)	(4,870,629)
Class R3	(37,274)	(126,981)	(795,519)	(2,677,758)
Class R4	(4,174)	(11,402)	(754,352)	(2,412,769)
Class R5	(730)	(8,637)	(157,911)	(403,513)
Class R6	(7,036)	(2,456)	(5,772)	(21,469)
Class Y	(28,438)	(115,661)	(1,571,493)	(5,332,405)
Class F	(3,318,168)	(9,621,393)	(11,316,929)	(20,116,041)

Total distributions	(7,018,835)	(25,341,359)	(36,747,668)	(89,484,645)

Capital Share Transactions:
Sold	6,946,894	24,105,167	56,261,108	140,460,721
Issued on reinvestment of distributions	6,977,513	24,897,952	36,543,865	88,871,747
Redeemed	(13,008,355)	(24,593,063)	(89,827,376)	(112,635,884)

Net increase from capital share transactions	916,052	24,410,056	2,977,597	116,696,584

Net Increase (Decrease) in Net Assets	(32,237,855)	2,938,056	(56,948,111)	96,771,897

Net Assets:
Beginning of period	104,899,215	101,961,159	606,171,649	509,399,752

End of period	$72,661,360	$104,899,215	$549,223,538	$606,171,649

The accompanying notes are an integral part of these financial statements.

63

Hartford Domestic Equity Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Capital Appreciation Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$37.12	$0.11	$(2.38)	$(2.27)	$(0.17)	$(1.64)	$(1.81)	$33.04	(6.51	)%(4)	$4,207,447	1.08	%(5)	1.07	%(5)	0.64	%(5)	40%
C	27.08	(0.02)	(1.71)	(1.73)	—	(1.64)	(1.64)	23.71	(6.91	)(4)	203,089	1.86	(5)	1.86	(5)	(0.15	)(5)	40
I	37.36	0.16	(2.39)	(2.23)	(0.27)	(1.64)	(1.91)	33.22	(6.39	)(4)	542,308	0.79	(5)	0.79	(5)	0.92	(5)	40
R3	41.47	0.06	(2.70)	(2.64)	—	(1.64)	(1.64)	37.19	(6.68	)(4)	41,848	1.42	(5)	1.42	(5)	0.30	(5)	40
R4	43.06	0.13	(2.80)	(2.67)	(0.10)	(1.64)	(1.74)	38.65	(6.55	)(4)	32,043	1.11	(5)	1.11	(5)	0.61	(5)	40
R5	44.04	0.19	(2.85)	(2.66)	(0.26)	(1.64)	(1.90)	39.48	(6.39	)(4)	34,131	0.81	(5)	0.81	(5)	0.90	(5)	40
R6	44.34	0.21	(2.87)	(2.66)	(0.30)	(1.64)	(1.94)	39.74	(6.36	)(4)	75,112	0.70	(5)	0.70	(5)	1.01	(5)	40
Y	44.32	0.21	(2.87)	(2.66)	(0.29)	(1.64)	(1.93)	39.73	(6.37	)(4)	116,941	0.80	(5)	0.74	(5)	0.98	(5)	40
F	37.36	0.18	(2.39)	(2.21)	(0.30)	(1.64)	(1.94)	33.21	(6.36	)(4)	703,042	0.70	(5)	0.70	(5)	1.01	(5)	40

For the Year Ended October 31, 2019
A	$37.88	$0.15	$4.81	$4.96	$(0.11)	$(5.61)	$(5.72)	$37.12	16.32%		$4,831,749	1.07%		1.07%		0.42%		68%
C	29.30	(0.09)	3.48	3.39	—	(5.61)	(5.61)	27.08	15.45		278,394	1.83		1.83		(0.33)		68
I	38.08	0.25	4.84	5.09	(0.20)	(5.61)	(5.81)	37.36	16.66		658,302	0.79		0.79		0.70		68
R3	41.62	0.03	5.43	5.46	—	(5.61)	(5.61)	41.47	15.91		50,957	1.42		1.42		0.07		68
R4	42.94	0.16	5.63	5.79	(0.06)	(5.61)	(5.67)	43.06	16.27		38,634	1.11		1.11		0.39		68
R5	43.80	0.28	5.75	6.03	(0.18)	(5.61)	(5.79)	44.04	16.64		38,808	0.80		0.80		0.68		68
R6	44.07	0.33	5.78	6.11	(0.23)	(5.61)	(5.84)	44.34	16.74		80,535	0.70		0.70		0.78		68
Y	44.06	0.32	5.77	6.09	(0.22)	(5.61)	(5.83)	44.32	16.71		187,754	0.78		0.74		0.75		68
F	38.09	0.28	4.83	5.11	(0.23)	(5.61)	(5.84)	37.36	16.75		776,505	0.70		0.70		0.79		68

For the Year Ended October 31, 2018
A	$41.86	$0.15	$1.45	$1.60	$(0.26)	$(5.32)	$(5.58)	$37.88	3.92%		$4,742,846	1.07%		1.06%		0.38%		108%
C	33.62	(0.11)	1.16	1.05	(0.05)	(5.32)	(5.37)	29.30	3.15		426,256	1.81		1.81		(0.34)		108
I	42.04	0.26	1.44	1.70	(0.34)	(5.32)	(5.66)	38.08	4.19		734,580	0.78		0.78		0.66		108
R3	45.39	0.02	1.56	1.58	(0.03)	(5.32)	(5.35)	41.62	3.57		61,882	1.42		1.41		0.04		108
R4	46.69	0.15	1.62	1.77	(0.20)	(5.32)	(5.52)	42.94	3.87		51,635	1.10		1.10		0.34		108
R5	47.54	0.30	1.63	1.93	(0.35)	(5.32)	(5.67)	43.80	4.18		34,288	0.80		0.80		0.65		108
R6	47.80	0.35	1.64	1.99	(0.40)	(5.32)	(5.72)	44.07	4.29		70,935	0.70		0.70		0.75		108
Y	47.78	0.34	1.64	1.98	(0.38)	(5.32)	(5.70)	44.06	4.28		175,731	0.71		0.71		0.74		108
F	42.06	0.30	1.45	1.75	(0.40)	(5.32)	(5.72)	38.09	4.28		880,110	0.70		0.70		0.75		108

For the Year Ended October 31, 2017
A	$34.49	$0.13	$7.39	$7.52	$(0.15)	$—	$(0.15)	$41.86	21.86%		$4,613,982	1.09	%(6)	1.08	%(6)	0.34%		123%
C	27.80	(0.12)	5.94	5.82	—	—	—	33.62	20.97		1,241,267	1.82	(6)	1.82	(6)	(0.39)		123
I	34.65	0.25	7.40	7.65	(0.26)	—	(0.26)	42.04	22.20		846,019	0.81	(6)	0.81	(6)	0.63		123
R3	37.38	0.01	8.01	8.02	(0.01)	—	(0.01)	45.39	21.47		75,201	1.42	(6)	1.40	(6)	0.03		123
R4	38.39	0.14	8.23	8.37	(0.07)	—	(0.07)	46.69	21.82		74,374	1.11	(6)	1.11	(6)	0.33		123
R5	39.15	0.28	8.37	8.65	(0.26)	—	(0.26)	47.54	22.20		40,582	0.81	(6)	0.80	(6)	0.63		123
R6	39.36	0.31	8.42	8.73	(0.29)	—	(0.29)	47.80	22.33		70,142	0.71	(6)	0.71	(6)	0.71		123
Y	39.36	0.30	8.41	8.71	(0.29)	—	(0.29)	47.78	22.27		184,502	0.72	(6)	0.72	(6)	0.70		123
F(7)	38.15	0.18	3.73	3.91	—	—	—	42.06	10.28	(4)	1,103,972	0.71	(5)(6)	0.71	(5)(6)	0.65	(5)	123

For the Year Ended October 31, 2016
A	$38.15	$0.13	$(0.57)	$(0.44)	$(0.12)	$(3.10)	$(3.22)	$34.49	(0.97)%		$4,609,594	1.11%		1.11	%(8)	0.39%		88%
B	31.00	(0.13)	(0.49)	(0.62)	—	(3.10)	(3.10)	27.28	(1.82)		58,647	2.00		2.00	(8)	(0.49)		88
C	31.48	(0.09)	(0.49)	(0.58)	—	(3.10)	(3.10)	27.80	(1.65)		1,420,171	1.83		1.83	(8)	(0.33)		88
I	38.31	0.24	(0.57)	(0.33)	(0.23)	(3.10)	(3.33)	34.65	(0.65)		1,225,026	0.81		0.81	(8)	0.70		88
R3	41.06	0.03	(0.61)	(0.58)	—	(3.10)	(3.10)	37.38	(1.26)		103,526	1.43		1.42	(8)	0.09		88
R4	42.07	0.15	(0.63)	(0.48)	(0.10)	(3.10)	(3.20)	38.39	(0.95)		100,426	1.12		1.12	(8)	0.39		88
R5	42.84	0.27	(0.64)	(0.37)	(0.22)	(3.10)	(3.32)	39.15	(0.65)		45,643	0.82		0.82	(8)	0.69		88
R6	43.03	0.33	(0.66)	(0.33)	(0.24)	(3.10)	(3.34)	39.36	(0.56)		57,432	0.72		0.72	(8)	0.85		88
Y	43.05	0.30	(0.63)	(0.33)	(0.26)	(3.10)	(3.36)	39.36	(0.55)		939,300	0.72		0.72	(8)	0.78		88

The accompanying notes are an integral part of these financial statements.

64

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Capital Appreciation Fund – (continued)

For the Year Ended October 31, 2015
A	$49.44	$0.13	$1.27	$1.40	$(0.13)	$(12.56)	$(12.69)	$38.15	4.20%		$5,453,502	1.09%		1.09%		0.34%		79%
B	42.72	(0.17)	1.01	0.84	—	(12.56)	(12.56)	31.00	3.30		158,610	1.97		1.97		(0.53)		79
C	43.13	(0.12)	1.03	0.91	—	(12.56)	(12.56)	31.48	3.47		1,799,846	1.81		1.81		(0.38)		79
I	49.60	0.26	1.26	1.52	(0.25)	(12.56)	(12.81)	38.31	4.53		1,736,395	0.78		0.78		0.66		79
R3	52.24	0.01	1.37	1.38	—	(12.56)	(12.56)	41.06	3.87		124,072	1.40		1.40		0.03		79
R4	53.19	0.14	1.41	1.55	(0.11)	(12.56)	(12.67)	42.07	4.18		179,454	1.10		1.10		0.33		79
R5	53.92	0.28	1.43	1.71	(0.23)	(12.56)	(12.79)	42.84	4.49		53,292	0.80		0.80		0.63		79
R6(9)	54.32	0.30	1.25	1.55	(0.28)	(12.56)	(12.84)	43.03	4.16	(4)	10	0.76	(5)	0.75	(5)	0.70	(5)	79
Y	54.12	0.32	1.45	1.77	(0.28)	(12.56)	(12.84)	43.05	4.60		1,253,378	0.70		0.70		0.73		79

Hartford Core Equity Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$33.40	$0.14	$(1.27)	$(1.13)	$(0.23)	$(0.62)	$(0.85)	$31.42	(3.59	)%(4)	$930,694	0.72	%(5)	0.72	%(5)	0.83	%(5)	14%
C	30.35	0.01	(1.16)	(1.15)	(0.04)	(0.62)	(0.66)	28.54	(3.95	)(4)	388,678	1.46	(5)	1.46	(5)	0.09	(5)	14
I	33.50	0.18	(1.27)	(1.09)	(0.31)	(0.62)	(0.93)	31.48	(3.48	)(4)	2,237,118	0.45	(5)	0.45	(5)	1.11	(5)	14
R3	33.86	0.08	(1.30)	(1.22)	(0.11)	(0.62)	(0.73)	31.91	(3.79	)(4)	35,811	1.08	(5)	1.08	(5)	0.47	(5)	14
R4	34.44	0.14	(1.31)	(1.17)	(0.22)	(0.62)	(0.84)	32.43	(3.60	)(4)	148,152	0.77	(5)	0.72	(5)	0.83	(5)	14
R5	33.75	0.18	(1.28)	(1.10)	(0.30)	(0.62)	(0.92)	31.73	(3.48	)(4)	194,384	0.46	(5)	0.46	(5)	1.09	(5)	14
R6	33.91	0.19	(1.27)	(1.08)	(0.34)	(0.62)	(0.96)	31.87	(3.44	)(4)	467,084	0.37	(5)	0.37	(5)	1.18	(5)	14
Y	33.90	0.19	(1.29)	(1.10)	(0.32)	(0.62)	(0.94)	31.86	(3.48	)(4)	590,316	0.46	(5)	0.44	(5)	1.13	(5)	14
F	33.52	0.20	(1.27)	(1.07)	(0.34)	(0.62)	(0.96)	31.49	(3.45	)(4)	1,752,077	0.37	(5)	0.37	(5)	1.18	(5)	14

For the Year Ended October 31, 2019
A	$30.17	$0.27	$4.40	$4.67	$(0.21)	$(1.23)	$(1.44)	$33.40	16.60%		$881,587	0.74%		0.73%		0.88%		15%
C	27.53	0.04	4.01	4.05	—	(1.23)	(1.23)	30.35	15.71		366,553	1.47		1.47		0.14		15
I	30.26	0.35	4.40	4.75	(0.28)	(1.23)	(1.51)	33.50	16.91		1,740,669	0.47		0.47		1.14		15
R3	30.52	0.16	4.48	4.64	(0.07)	(1.23)	(1.30)	33.86	16.18		34,158	1.10		1.10		0.52		15
R4	31.03	0.28	4.54	4.82	(0.18)	(1.23)	(1.41)	34.44	16.59		150,159	0.77		0.74		0.88		15
R5	30.47	0.35	4.44	4.79	(0.28)	(1.23)	(1.51)	33.75	16.90		231,879	0.49		0.49		1.13		15
R6	30.61	0.38	4.46	4.84	(0.31)	(1.23)	(1.54)	33.91	17.01		259,706	0.38		0.38		1.22		15
Y	30.61	0.37	4.45	4.82	(0.30)	(1.23)	(1.53)	33.90	16.94		371,580	0.46		0.43		1.18		15
F	30.28	0.38	4.40	4.78	(0.31)	(1.23)	(1.54)	33.52	17.00		1,655,619	0.38		0.38		1.21		15

For the Year Ended October 31, 2018
A	$28.53	$0.22	$2.42	$2.64	$(0.25)	$(0.75)	$(1.00)	$30.17	9.41%		$666,354	0.74%		0.74%		0.73%		22%
C	26.13	—	2.22	2.22	(0.07)	(0.75)	(0.82)	27.53	8.61		293,064	1.48		1.48		—		22
I	28.60	0.30	2.43	2.73	(0.32)	(0.75)	(1.07)	30.26	9.72		1,130,600	0.47		0.47		1.00		22
R3	28.85	0.12	2.44	2.56	(0.14)	(0.75)	(0.89)	30.52	9.02		34,765	1.10		1.10		0.38		22
R4	29.32	0.22	2.48	2.70	(0.24)	(0.75)	(0.99)	31.03	9.37		144,866	0.79		0.76		0.72		22
R5	28.81	0.30	2.44	2.74	(0.33)	(0.75)	(1.08)	30.47	9.69		201,510	0.49		0.49		0.99		22
R6	28.93	0.33	2.45	2.78	(0.35)	(0.75)	(1.10)	30.61	9.80		146,643	0.39		0.39		1.08		22
Y	28.93	0.32	2.45	2.77	(0.34)	(0.75)	(1.09)	30.61	9.77		216,788	0.42		0.42		1.06		22
F	28.63	0.33	2.42	2.75	(0.35)	(0.75)	(1.10)	30.28	9.80		635,245	0.39		0.39		1.09		22

For the Year Ended October 31, 2017
A	$23.87	$0.27	$4.70	$4.97	$(0.12)	$(0.19)	$(0.31)	$28.53	21.06%		$631,817	0.75%		0.75%		1.05%		39%
C	21.94	0.07	4.33	4.40	(0.02)	(0.19)	(0.21)	26.13	20.20		316,886	1.50		1.50		0.30		39
I	23.93	0.34	4.71	5.05	(0.19)	(0.19)	(0.38)	28.60	21.37		982,686	0.52		0.52		1.30		39
R3	24.18	0.19	4.77	4.96	(0.10)	(0.19)	(0.29)	28.85	20.71		43,004	1.11		1.09		0.72		39
R4	24.54	0.27	4.84	5.11	(0.14)	(0.19)	(0.33)	29.32	21.05		172,584	0.81		0.79		1.01		39
R5	24.10	0.35	4.75	5.10	(0.20)	(0.19)	(0.39)	28.81	21.41		192,359	0.51		0.49		1.31		39
R6	24.19	0.37	4.77	5.14	(0.21)	(0.19)	(0.40)	28.93	21.52		118,527	0.41		0.41		1.38		39
Y	24.20	0.35	4.78	5.13	(0.21)	(0.19)	(0.40)	28.93	21.47		148,542	0.42		0.42		1.33		39
F(7)	26.05	0.26	2.32	2.58	—	—	—	28.63	9.90	(4)	585,057	0.41	(5)	0.41	(5)	1.39	(5)	39

The accompanying notes are an integral part of these financial statements.

65

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Core Equity Fund – (continued)

For the Year Ended October 31, 2016
A	$24.05	$0.15	$0.13	$0.28	$(0.03)	$(0.43)	$(0.46)	$23.87	1.21%		$703,896	0.80%		0.80	%(10)	0.64%		29%
B	22.33	(0.02)	0.11	0.09	—	(0.43)	(0.43)	21.99	0.43		766	1.96		1.55	(10)	(0.10)		29
C	22.27	(0.03)	0.13	0.10	—	(0.43)	(0.43)	21.94	0.47		281,383	1.55		1.55	(10)	(0.12)		29
I	24.09	0.21	0.13	0.34	(0.07)	(0.43)	(0.50)	23.93	1.47		749,824	0.55		0.55	(10)	0.88		29
R3	24.44	0.08	0.13	0.21	(0.04)	(0.43)	(0.47)	24.18	0.89		36,012	1.14		1.10	(10)	0.33		29
R4	24.73	0.15	0.14	0.29	(0.05)	(0.43)	(0.48)	24.54	1.21		144,490	0.83		0.80	(10)	0.63		29
R5	24.25	0.22	0.14	0.36	(0.08)	(0.43)	(0.51)	24.10	1.52		121,871	0.53		0.50	(10)	0.93		29
R6	24.33	0.24	0.13	0.37	(0.08)	(0.43)	(0.51)	24.19	1.55		32,059	0.43		0.43	(10)	1.00		29
Y	24.33	0.24	0.13	0.37	(0.07)	(0.43)	(0.50)	24.20	1.58		281,692	0.43		0.43	(10)	0.99		29

For the Year Ended October 31, 2015
A	$22.00	$0.13	$2.21	$2.34	$—	$(0.29)	$(0.29)	$24.05	10.75%		$267,237	1.03%		0.92%		0.55%		33%
B	20.60	(0.05)	2.07	2.02	—	(0.29)	(0.29)	22.33	9.92		1,614	2.18		1.74		(0.23)		33
C	20.54	(0.04)	2.06	2.02	—	(0.29)	(0.29)	22.27	9.95		73,070	1.73		1.62		(0.17)		33
I(11)	23.30	0.12	0.67	0.79	—	—	—	24.09	3.39	(4)	136,641	0.66	(5)	0.50	(5)	0.85	(5)	33
R3	22.41	0.06	2.26	2.32	—	(0.29)	(0.29)	24.44	10.46		5,081	1.34		1.16		0.27		33
R4	22.60	0.13	2.29	2.42	—	(0.29)	(0.29)	24.73	10.82		22,020	0.98		0.82		0.54		33
R5	22.72	0.20	2.26	2.46	(0.64)	(0.29)	(0.93)	24.25	11.10		26,977	0.64		0.49		0.84		33
R6(11)	23.53	0.11	0.69	0.80	—	—	—	24.33	3.40	(4)	597	0.57	(5)	0.45	(5)	0.78	(5)	33
Y	22.79	0.21	2.27	2.48	(0.65)	(0.29)	(0.94)	24.33	11.15		18,802	0.57		0.50		0.90		33

The Hartford Dividend and Growth Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$25.93	$0.20	$(2.53)	$(2.33)	$(0.21)	$(0.75)	$(0.96)	$22.64	(9.34	)%(4)	$3,240,743	1.00	%(5)	0.99	%(5)	1.64	%(5)	18%
C	24.96	0.10	(2.43)	(2.33)	(0.12)	(0.75)	(0.87)	21.76	(9.71	)(4)	162,541	1.78	(5)	1.78	(5)	0.86	(5)	18
I	25.80	0.23	(2.52)	(2.29)	(0.25)	(0.75)	(1.00)	22.51	(9.25	)(4)	1,084,469	0.73	(5)	0.73	(5)	1.90	(5)	18
R3	26.32	0.16	(2.58)	(2.42)	(0.16)	(0.75)	(0.91)	22.99	(9.54	)(4)	54,317	1.36	(5)	1.35	(5)	1.27	(5)	18
R4	26.52	0.20	(2.59)	(2.39)	(0.21)	(0.75)	(0.96)	23.17	(9.38	)(4)	88,608	1.05	(5)	1.05	(5)	1.58	(5)	18
R5	26.64	0.24	(2.61)	(2.37)	(0.24)	(0.75)	(0.99)	23.28	(9.23	)(4)	168,998	0.74	(5)	0.74	(5)	1.89	(5)	18
R6	26.64	0.25	(2.60)	(2.35)	(0.26)	(0.75)	(1.01)	23.28	(9.18	)(4)	159,494	0.64	(5)	0.64	(5)	1.98	(5)	18
Y	26.64	0.25	(2.61)	(2.36)	(0.25)	(0.75)	(1.00)	23.28	(9.20	)(4)	656,609	0.73	(5)	0.68	(5)	1.95	(5)	18
F	25.78	0.24	(2.52)	(2.28)	(0.26)	(0.75)	(1.01)	22.49	(9.21	)(4)	2,647,800	0.64	(5)	0.64	(5)	1.99	(5)	18

For the Year Ended October 31, 2019
A	$25.63	$0.40	$2.63	$3.03	$(0.38)	$(2.35)	$(2.73)	$25.93	13.75%		$3,739,696	1.00%		0.99%		1.65%		22%
C	24.75	0.21	2.53	2.74	(0.18)	(2.35)	(2.53)	24.96	12.92		192,715	1.77		1.77		0.89		22
I	25.51	0.46	2.63	3.09	(0.45)	(2.35)	(2.80)	25.80	14.08		1,079,962	0.73		0.73		1.89		22
R3	25.97	0.32	2.67	2.99	(0.29)	(2.35)	(2.64)	26.32	13.33		66,115	1.36		1.35		1.30		22
R4	26.14	0.40	2.69	3.09	(0.36)	(2.35)	(2.71)	26.52	13.71		111,451	1.04		1.04		1.61		22
R5	26.25	0.47	2.71	3.18	(0.44)	(2.35)	(2.79)	26.64	14.05		193,707	0.74		0.74		1.89		22
R6	26.25	0.50	2.71	3.21	(0.47)	(2.35)	(2.82)	26.64	14.16		119,159	0.64		0.64		1.98		22
Y	26.25	0.49	2.70	3.19	(0.45)	(2.35)	(2.80)	26.64	14.10		696,309	0.71		0.68		1.96		22
F	25.50	0.49	2.61	3.10	(0.47)	(2.35)	(2.82)	25.78	14.15		2,844,206	0.64		0.64		2.00		22

For the Year Ended October 31, 2018
A	$27.46	$0.39	$0.80	$1.19	$(0.38)	$(2.64)	$(3.02)	$25.63	4.38%		$3,521,062	0.99%		0.99%		1.49%		31%
C	26.62	0.19	0.77	0.96	(0.19)	(2.64)	(2.83)	24.75	3.58		228,076	1.76		1.75		0.76		31
I	27.35	0.46	0.79	1.25	(0.45)	(2.64)	(3.09)	25.51	4.68		847,646	0.73		0.73		1.75		31
R3	27.78	0.30	0.81	1.11	(0.28)	(2.64)	(2.92)	25.97	4.03		72,723	1.35		1.35		1.13		31
R4	27.95	0.39	0.80	1.19	(0.36)	(2.64)	(3.00)	26.14	4.32		131,649	1.04		1.04		1.44		31
R5	28.05	0.47	0.82	1.29	(0.45)	(2.64)	(3.09)	26.25	4.65		146,918	0.74		0.74		1.74		31
R6	28.05	0.49	0.82	1.31	(0.47)	(2.64)	(3.11)	26.25	4.76		74,795	0.64		0.64		1.84		31
Y	28.05	0.49	0.81	1.30	(0.46)	(2.64)	(3.10)	26.25	4.72		616,454	0.68		0.68		1.80		31
F	27.33	0.48	0.80	1.28	(0.47)	(2.64)	(3.11)	25.50	4.77		2,591,584	0.64		0.64		1.84		31

The accompanying notes are an integral part of these financial statements.

66

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Dividend and Growth Fund – (continued)

For the Year Ended October 31, 2017
A	$23.49	$0.39	$4.75	$5.14	$(0.38)	$(0.79)	$(1.17)	$27.46	22.40%		$3,619,123	1.00%		1.00%		1.52%		26%
C	22.80	0.19	4.62	4.81	(0.20)	(0.79)	(0.99)	26.62	21.54		449,961	1.74		1.74		0.78		26
I	23.38	0.44	4.74	5.18	(0.42)	(0.79)	(1.21)	27.35	22.67		775,427	0.80		0.80		1.75		26
R3	23.75	0.30	4.81	5.11	(0.29)	(0.79)	(1.08)	27.78	21.97		77,175	1.35		1.35		1.17		26
R4	23.89	0.38	4.84	5.22	(0.37)	(0.79)	(1.16)	27.95	22.34		142,563	1.05		1.05		1.47		26
R5	23.97	0.46	4.86	5.32	(0.45)	(0.79)	(1.24)	28.05	22.72		132,739	0.74		0.74		1.76		26
R6	23.97	0.46	4.88	5.34	(0.47)	(0.79)	(1.26)	28.05	22.83		10,957	0.65		0.64		1.75		26
Y	23.97	0.50	4.84	5.34	(0.47)	(0.79)	(1.26)	28.05	22.81		605,049	0.66		0.66		1.94		26
F(7)	25.51	0.29	1.86	2.15	(0.33)	—	(0.33)	27.33	8.49	(4)	2,570,906	0.64	(5)	0.64	(5)	1.66	(5)	26

For the Year Ended October 31, 2016
A	$24.99	$0.37	$0.50	$0.87	$(0.34)	$(2.03)	$(2.37)	$23.49	4.12%		$3,501,684	1.03%		1.03	%(12)	1.59%		22%
B	24.55	0.16	0.47	0.63	(0.11)	(2.03)	(2.14)	23.04	3.12		19,716	2.01		1.96	(12)	0.71		22
C	24.34	0.19	0.47	0.66	(0.17)	(2.03)	(2.20)	22.80	3.31		437,961	1.77		1.77	(12)	0.85		22
I	24.89	0.41	0.50	0.91	(0.39)	(2.03)	(2.42)	23.38	4.31		1,779,168	0.83		0.83	(12)	1.78		22
R3	25.24	0.29	0.51	0.80	(0.26)	(2.03)	(2.29)	23.75	3.78		79,400	1.36		1.36	(12)	1.26		22
R4	25.37	0.37	0.51	0.88	(0.33)	(2.03)	(2.36)	23.89	4.10		136,673	1.06		1.06	(12)	1.56		22
R5	25.44	0.44	0.51	0.95	(0.39)	(2.03)	(2.42)	23.97	4.41		104,487	0.76		0.76	(12)	1.89		22
R6	25.44	0.42	0.55	0.97	(0.41)	(2.03)	(2.44)	23.97	4.48		2,964	0.66		0.66	(12)	1.76		22
Y	25.45	0.46	0.51	0.97	(0.42)	(2.03)	(2.45)	23.97	4.50		1,460,506	0.66		0.66	(12)	1.95		22

For the Year Ended October 31, 2015
A	$27.05	$0.36	$0.23	$0.59	$(0.35)	$(2.30)	$(2.65)	$24.99	2.46%		$3,724,804	1.02%		1.02%		1.43%		23%
B	26.59	0.14	0.22	0.36	(0.10)	(2.30)	(2.40)	24.55	1.54		44,909	1.97		1.92		0.54		23
C	26.42	0.17	0.23	0.40	(0.18)	(2.30)	(2.48)	24.34	1.70		467,006	1.76		1.76		0.69		23
I	26.95	0.41	0.23	0.64	(0.40)	(2.30)	(2.70)	24.89	2.67		1,715,056	0.81		0.81		1.64		23
R3	27.29	0.28	0.24	0.52	(0.27)	(2.30)	(2.57)	25.24	2.12		85,736	1.35		1.35		1.10		23
R4	27.42	0.36	0.23	0.59	(0.34)	(2.30)	(2.64)	25.37	2.42		150,367	1.04		1.04		1.41		23
R5	27.49	0.44	0.23	0.67	(0.42)	(2.30)	(2.72)	25.44	2.73		229,206	0.74		0.74		1.70		23
R6(9)	27.81	0.43	(0.05)	0.38	(0.45)	(2.30)	(2.75)	25.44	1.64	(4)	10	0.71	(5)	0.70	(5)	1.71	(5)	23
Y	27.50	0.46	0.24	0.70	(0.45)	(2.30)	(2.75)	25.45	2.83		1,323,782	0.64		0.64		1.80		23

The Hartford Equity Income Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$19.99	$0.18	$(2.07)	$(1.89)	$(0.19)	$(1.26)	$(1.45)	$16.65	(10.22	)%(4)	$1,336,759	1.00	%(5)	1.00	%(5)	1.97	%(5)	13%
C	19.88	0.11	(2.05)	(1.94)	(0.12)	(1.26)	(1.38)	16.56	(10.55	)(4)	231,993	1.76	(5)	1.76	(5)	1.21	(5)	13
I	19.88	0.20	(2.07)	(1.87)	(0.21)	(1.26)	(1.47)	16.54	(10.15	)(4)	808,891	0.74	(5)	0.74	(5)	2.22	(5)	13
R3	20.02	0.15	(2.07)	(1.92)	(0.16)	(1.26)	(1.42)	16.68	(10.37	)(4)	33,926	1.36	(5)	1.36	(5)	1.61	(5)	13
R4	20.06	0.18	(2.09)	(1.91)	(0.18)	(1.26)	(1.44)	16.71	(10.27	)(4)	45,464	1.06	(5)	1.06	(5)	1.90	(5)	13
R5	20.16	0.21	(2.10)	(1.89)	(0.21)	(1.26)	(1.47)	16.80	(10.13	)(4)	57,713	0.77	(5)	0.77	(5)	2.20	(5)	13
R6	20.21	0.21	(2.09)	(1.88)	(0.22)	(1.26)	(1.48)	16.85	(10.04	)(4)	51,331	0.66	(5)	0.66	(5)	2.30	(5)	13
Y	20.22	0.21	(2.10)	(1.89)	(0.22)	(1.26)	(1.48)	16.85	(10.07	)(4)	84,226	0.75	(5)	0.71	(5)	2.28	(5)	13
F	19.87	0.21	(2.06)	(1.85)	(0.22)	(1.26)	(1.48)	16.54	(10.07	)(4)	847,004	0.66	(5)	0.66	(5)	2.31	(5)	13

For the Year Ended October 31, 2019
A	$19.39	$0.38	$2.02	$2.40	$(0.36)	$(1.44)	$(1.80)	$19.99	13.88%		$1,565,663	1.00%		1.00%		2.01%		21%
C	19.29	0.24	2.00	2.24	(0.21)	(1.44)	(1.65)	19.88	13.00		292,388	1.76		1.76		1.27		21
I	19.29	0.43	2.01	2.44	(0.41)	(1.44)	(1.85)	19.88	14.17		959,142	0.75		0.75		2.26		21
R3	19.41	0.32	2.02	2.34	(0.29)	(1.44)	(1.73)	20.02	13.48		43,474	1.36		1.36		1.66		21
R4	19.44	0.37	2.04	2.41	(0.35)	(1.44)	(1.79)	20.06	13.85		53,957	1.07		1.07		1.96		21
R5	19.54	0.43	2.04	2.47	(0.41)	(1.44)	(1.85)	20.16	14.14		81,758	0.76		0.76		2.25		21
R6	19.58	0.45	2.05	2.50	(0.43)	(1.44)	(1.87)	20.21	14.29		52,201	0.66		0.66		2.33		21
Y	19.58	0.45	2.05	2.50	(0.42)	(1.44)	(1.86)	20.22	14.21		105,015	0.73		0.71		2.34		21
F	19.29	0.44	2.01	2.45	(0.43)	(1.44)	(1.87)	19.87	14.24		922,012	0.66		0.66		2.34		21

The accompanying notes are an integral part of these financial statements.

67

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Equity Income Fund – (continued)

For the Year Ended October 31, 2018
A	$20.64	$0.38	$(0.24)	$0.14	$(0.35)	$(1.04)	$(1.39)	$19.39	0.49%		$1,508,580	1.00%		1.00%		1.90%		22%
C	20.53	0.23	(0.23)	—	(0.20)	(1.04)	(1.24)	19.29	(0.22)		330,741	1.75		1.75		1.16		22
I	20.54	0.43	(0.24)	0.19	(0.40)	(1.04)	(1.44)	19.29	0.77		1,157,708	0.74		0.74		2.14		22
R3	20.66	0.31	(0.25)	0.06	(0.27)	(1.04)	(1.31)	19.41	0.12		46,820	1.36		1.36		1.53		22
R4	20.69	0.37	(0.24)	0.13	(0.34)	(1.04)	(1.38)	19.44	0.43		70,446	1.06		1.06		1.83		22
R5	20.78	0.43	(0.23)	0.20	(0.40)	(1.04)	(1.44)	19.54	0.78		79,557	0.76		0.76		2.13		22
R6	20.83	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.58	0.83		34,957	0.66		0.66		2.22		22
Y	20.83	0.45	(0.25)	0.20	(0.41)	(1.04)	(1.45)	19.58	0.79		140,057	0.70		0.70		2.19		22
F	20.54	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.29	0.85		774,529	0.65		0.65		2.23		22

For the Year Ended October 31, 2017
A	$17.97	$0.35	$3.24	$3.59	$(0.32)	$(0.60)	$(0.92)	$20.64	20.51%		$1,685,398	1.00%		1.00%		1.83%		16%
C	17.89	0.21	3.21	3.42	(0.18)	(0.60)	(0.78)	20.53	19.56		449,104	1.74		1.74		1.09		16
I	17.89	0.39	3.23	3.62	(0.37)	(0.60)	(0.97)	20.54	20.76		1,111,235	0.78		0.78		2.03		16
R3	17.99	0.28	3.24	3.52	(0.25)	(0.60)	(0.85)	20.66	20.06		57,341	1.37		1.37		1.46		16
R4	18.02	0.34	3.24	3.58	(0.31)	(0.60)	(0.91)	20.69	20.39		79,632	1.06		1.06		1.77		16
R5	18.09	0.40	3.26	3.66	(0.37)	(0.60)	(0.97)	20.78	20.77		83,048	0.76		0.76		2.06		16
R6	18.13	0.41	3.28	3.69	(0.39)	(0.60)	(0.99)	20.83	20.91		29,284	0.66		0.66		2.10		16
Y	18.13	0.45	3.23	3.68	(0.38)	(0.60)	(0.98)	20.83	20.88		141,479	0.67		0.67		2.35		16
F(7)	19.22	0.24	1.37	1.61	(0.29)	—	(0.29)	20.54	8.45	(4)	674,626	0.66	(5)	0.66	(5)	1.84	(5)	16

For the Year Ended October 31, 2016
A	$18.70	$0.36	$0.64	$1.00	$(0.33)	$(1.40)	$(1.73)	$17.97	6.13%		$1,676,572	1.04%		1.04%		2.03%		14%
B	18.72	0.34	0.64	0.98	(0.30)	(1.40)	(1.70)	18.00	6.01		6,930	1.18		1.18		1.95		14
C	18.61	0.23	0.65	0.88	(0.20)	(1.40)	(1.60)	17.89	5.45		452,909	1.76		1.76		1.30		14
I	18.62	0.39	0.66	1.05	(0.38)	(1.40)	(1.78)	17.89	6.45		966,338	0.78		0.78		2.25		14
R3	18.72	0.30	0.64	0.94	(0.27)	(1.40)	(1.67)	17.99	5.77		54,732	1.38		1.38		1.68		14
R4	18.74	0.35	0.65	1.00	(0.32)	(1.40)	(1.72)	18.02	6.14		76,745	1.07		1.07		1.98		14
R5	18.81	0.41	0.64	1.05	(0.37)	(1.40)	(1.77)	18.09	6.42		65,276	0.77		0.77		2.31		14
R6	18.84	0.42	0.66	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57		14,551	0.67		0.67		2.38		14
Y	18.84	0.41	0.67	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57		386,011	0.67		0.67		2.35		14

For the Year Ended October 31, 2015
A	$19.04	$0.35	$0.18	$0.53	$(0.35)	$(0.52)	$(0.87)	$18.70	2.95%		$1,757,486	1.02%		1.02%		1.87%		20%
B	19.05	0.33	0.18	0.51	(0.32)	(0.52)	(0.84)	18.72	2.82		13,915	1.16		1.16		1.75		20
C	18.96	0.21	0.18	0.39	(0.22)	(0.52)	(0.74)	18.61	2.18		461,099	1.76		1.76		1.12		20
I	18.97	0.40	0.17	0.57	(0.40)	(0.52)	(0.92)	18.62	3.18		835,297	0.76		0.76		2.13		20
R3	19.06	0.29	0.18	0.47	(0.29)	(0.52)	(0.81)	18.72	2.61		56,026	1.36		1.36		1.52		20
R4	19.08	0.34	0.18	0.52	(0.34)	(0.52)	(0.86)	18.74	2.92		74,473	1.06		1.06		1.82		20
R5	19.15	0.40	0.18	0.58	(0.40)	(0.52)	(0.92)	18.81	3.22		76,741	0.76		0.76		2.15		20
R6(9)	19.39	0.35	0.04	0.39	(0.42)	(0.52)	(0.94)	18.84	2.20	(4)	13,902	0.69	(5)	0.69	(5)	1.93	(5)	20
Y	19.19	0.42	0.17	0.59	(0.42)	(0.52)	(0.94)	18.84	3.26		246,177	0.66		0.66		2.22		20

The Hartford Growth Opportunities Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$39.45	$(0.11)	$3.24	$3.13	$—	$(2.53)	$(2.53)	$40.05	8.29	%(4)	$2,173,203	1.12	%(5)	1.11	%(5)	(0.58	)%(5)	53%
C	20.50	(0.13)	1.63	1.50	—	(2.53)	(2.53)	19.47	7.92	(4)	263,558	1.87	(5)	1.87	(5)	(1.34	)(5)	53
I	41.95	(0.07)	3.46	3.39	—	(2.53)	(2.53)	42.81	8.42	(4)	1,290,379	0.84	(5)	0.84	(5)	(0.32	)(5)	53
R3	39.41	(0.18)	3.24	3.06	—	(2.53)	(2.53)	39.94	8.12	(4)	39,515	1.46	(5)	1.46	(5)	(0.93	)(5)	53
R4	42.26	(0.13)	3.49	3.36	—	(2.53)	(2.53)	43.09	8.28	(4)	57,699	1.16	(5)	1.16	(5)	(0.63	)(5)	53
R5	44.78	(0.07)	3.71	3.64	—	(2.53)	(2.53)	45.89	8.43	(4)	19,218	0.85	(5)	0.85	(5)	(0.33	)(5)	53
R6	45.62	(0.05)	3.78	3.73	—	(2.53)	(2.53)	46.82	8.49	(4)	27,699	0.75	(5)	0.75	(5)	(0.22	)(5)	53
Y	45.61	(0.06)	3.77	3.71	—	(2.53)	(2.53)	46.79	8.48	(4)	159,639	0.84	(5)	0.79	(5)	(0.26	)(5)	53
F	42.09	(0.04)	3.47	3.43	—	(2.53)	(2.53)	42.99	8.49	(4)	563,888	0.74	(5)	0.74	(5)	(0.22	)(5)	53

The accompanying notes are an integral part of these financial statements.

68

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Growth Opportunities Fund – (continued)

For the Year Ended October 31, 2019
A	$45.89	$(0.25)	$4.35	$4.10	$—	$(10.54)	$(10.54)	$39.45	13.64%	$2,089,246	1.12%	1.11%		(0.64)%		66%
C	29.36	(0.29)	1.97	1.68	—	(10.54)	(10.54)	20.50	12.79	281,545	1.86	1.86		(1.39)		66
I	47.99	(0.16)	4.66	4.50	—	(10.54)	(10.54)	41.95	13.94	1,500,756	0.85	0.85		(0.38)		66
R3	45.98	(0.39)	4.36	3.97	—	(10.54)	(10.54)	39.41	13.25	44,757	1.47	1.46		(1.00)		66
R4	48.38	(0.29)	4.71	4.42	—	(10.54)	(10.54)	42.26	13.57	67,104	1.15	1.15		(0.69)		66
R5	50.48	(0.17)	5.01	4.84	—	(10.54)	(10.54)	44.78	13.92	25,396	0.85	0.85		(0.39)		66
R6	51.18	(0.13)	5.12	4.99	—	(10.54)	(10.54)	45.63	14.03	22,765	0.75	0.75		(0.29)		66
Y	51.18	(0.15)	5.13	4.98	—	(10.54)	(10.54)	45.62	14.00	164,390	0.83	0.79		(0.33)		66
F	48.07	(0.12)	4.68	4.56	—	(10.54)	(10.54)	42.09	14.07	526,379	0.74	0.74		(0.28)		66

For the Year Ended October 31, 2018
A	$46.20	$(0.29)	$3.86	$3.57	$—	$(3.88)	$(3.88)	$45.89	8.31%	$2,013,200	1.11%	1.11%		(0.61)%		122%
C	31.15	(0.41)	2.50	2.09	—	(3.88)	(3.88)	29.36	7.49	321,653	1.85	1.85		(1.35)		122
I	48.01	(0.17)	4.03	3.86	—	(3.88)	(3.88)	47.99	8.62	1,674,141	0.84	0.84		(0.34)		122
R3	46.43	(0.45)	3.88	3.43	—	(3.88)	(3.88)	45.98	7.94	47,707	1.46	1.45		(0.95)		122
R4	48.52	(0.32)	4.06	3.74	—	(3.88)	(3.88)	48.38	8.28	79,229	1.15	1.15		(0.65)		122
R5	50.31	(0.18)	4.23	4.05	—	(3.88)	(3.88)	50.48	8.60	19,708	0.86	0.86		(0.35)		122
R6	50.91	(0.14)	4.29	4.15	—	(3.88)	(3.88)	51.18	8.71	12,061	0.75	0.75		(0.26)		122
Y	50.92	(0.15)	4.29	4.14	—	(3.88)	(3.88)	51.18	8.68	127,721	0.78	0.78		(0.28)		122
F	48.05	(0.12)	4.02	3.90	—	(3.88)	(3.88)	48.07	8.71	401,565	0.75	0.75		(0.25)		122

For the Year Ended October 31, 2017
A	$37.66	$(0.23)	$10.17	$9.94	$—	$(1.40)	$(1.40)	$46.20	27.40%	$1,914,743	1.11%	1.10%		(0.57)%		119%
C	26.03	(0.36)	6.88	6.52	—	(1.40)	(1.40)	31.15	26.46	412,184	1.86	1.86		(1.32)		119
I	39.00	(0.15)	10.56	10.41	—	(1.40)	(1.40)	48.01	27.67	1,546,058	0.89	0.89		(0.35)		119
R3	37.96	(0.37)	10.24	9.87	—	(1.40)	(1.40)	46.43	26.95	48,315	1.46	1.45		(0.92)		119
R4	39.50	(0.26)	10.68	10.42	—	(1.40)	(1.40)	48.52	27.33	81,413	1.15	1.15		(0.62)		119
R5	40.78	(0.14)	11.07	10.93	—	(1.40)	(1.40)	50.31	27.74	16,530	0.86	0.85		(0.32)		119
R6	41.21	(0.12)	11.22	11.10	—	(1.40)	(1.40)	50.91	27.86	4,554	0.76	0.75		(0.26)		119
Y	41.23	(0.09)	11.18	11.09	—	(1.40)	(1.40)	50.92	27.83	104,645	0.77	0.77		(0.22)		119
F(7)	40.07	(0.10)	8.08	7.98	—	—	—	48.05	19.92 (4)	617,087	0.75 (5)	0.75	(5)	(0.34	)(5)	119

For the Year Ended October 31, 2016
A	$40.68	$(0.20)	$0.55	$0.35	$—	$(3.37)	$(3.37)	$37.66	1.04%	$1,747,532	1.14%	1.14	%(13)	(0.55)%		117%
B	29.08	(0.37)	0.35	(0.02)	—	(3.37)	(3.37)	25.69	0.09	4,249	2.09	2.06	(13)	(1.45)		117
C	29.37	(0.33)	0.36	0.03	—	(3.37)	(3.37)	26.03	0.28	420,107	1.89	1.89	(13)	(1.29)		117
I	41.98	(0.12)	0.57	0.45	(0.06)	(3.37)	(3.43)	39.00	1.25	1,726,408	0.93	0.93	(13)	(0.32)		117
R3	41.11	(0.33)	0.55	0.22	—	(3.37)	(3.37)	37.96	0.71	47,559	1.47	1.47	(13)	(0.87)		117
R4	42.51	(0.22)	0.58	0.36	—	(3.37)	(3.37)	39.50	1.02	72,213	1.17	1.17	(13)	(0.57)		117
R5	43.73	(0.08)	0.57	0.49	(0.07)	(3.37)	(3.44)	40.78	1.30	14,791	0.87	0.86	(13)	(0.20)		117
R6	44.15	(0.07)	0.61	0.54	(0.11)	(3.37)	(3.48)	41.21	1.40	942	0.77	0.77	(13)	(0.17)		117
Y	44.17	(0.08)	0.62	0.54	(0.11)	(3.37)	(3.48)	41.23	1.40	231,037	0.77	0.77	(13)	(0.19)		117

For the Year Ended October 31, 2015
A	$43.76	$(0.17)	$4.82	$4.65	$—	$(7.73)	$(7.73)	$40.68	12.72%	$1,853,433	1.12%	1.12%		(0.42)%		93%
B	33.71	(0.39)	3.49	3.10	—	(7.73)	(7.73)	29.08	11.72	15,256	2.04	2.03		(1.32)		93
C	33.91	(0.34)	3.53	3.19	—	(7.73)	(7.73)	29.37	11.95	401,542	1.86	1.86		(1.17)		93
I	44.82	(0.09)	4.98	4.89	—	(7.73)	(7.73)	41.98	12.99	2,433,134	0.89	0.89		(0.21)		93
R3	44.25	(0.31)	4.90	4.59	—	(7.73)	(7.73)	41.11	12.39	44,347	1.45	1.45		(0.76)		93
R4	45.39	(0.19)	5.04	4.85	—	(7.73)	(7.73)	42.51	12.70	60,775	1.15	1.15		(0.45)		93
R5	46.36	(0.07)	5.17	5.10	—	(7.73)	(7.73)	43.73	13.02	123,897	0.84	0.84		(0.15)		93
R6(9)	47.09	(0.06)	4.85	4.79	—	(7.73)	(7.73)	44.15	12.16 (4)	11	0.82 (5)	0.82	(5)	(0.14	)(5)	93
Y	46.70	(0.04)	5.24	5.20	—	(7.73)	(7.73)	44.17	13.16	188,938	0.75	0.75		(0.09)		93

The accompanying notes are an integral part of these financial statements.

69

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford Healthcare Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$35.63	$(0.04)	$4.00	$3.96	$—	$(2.36)	$(2.36)	$37.23	11.18	%(4)	$700,448	1.29	%(5)	1.28	%(5)	(0.25	)%(5)	30%
C	28.24	(0.14)	3.16	3.02	—	(2.36)	(2.36)	28.90	10.75	(4)	137,736	2.05	(5)	2.05	(5)	(1.01	)(5)	30
I	37.68	0.01	4.24	4.25	—	(2.36)	(2.36)	39.57	11.34	(4)	334,148	1.00	(5)	1.00	(5)	0.04	(5)	30
R3	36.56	(0.11)	4.11	4.00	—	(2.36)	(2.36)	38.20	10.99	(4)	31,742	1.61	(5)	1.61	(5)	(0.58	)(5)	30
R4	38.69	(0.06)	4.35	4.29	—	(2.36)	(2.36)	40.62	11.14	(4)	25,058	1.31	(5)	1.31	(5)	(0.28	)(5)	30
R5	40.71	0.01	4.58	4.59	—	(2.36)	(2.36)	42.94	11.34	(4)	9,172	1.00	(5)	1.00	(5)	0.04	(5)	30
R6	41.28	0.03	4.65	4.68	—	(2.36)	(2.36)	43.60	11.40	(4)	2,907	0.90	(5)	0.90	(5)	0.15	(5)	30
Y	41.27	0.02	4.64	4.66	—	(2.36)	(2.36)	43.57	11.35	(4)	83,893	0.99	(5)	0.96	(5)	0.08	(5)	30
F	37.79	0.03	4.24	4.27	—	(2.36)	(2.36)	39.70	11.37	(4)	30,323	0.90	(5)	0.90	(5)	0.14	(5)	30

For the Year Ended October 31, 2019
A	$34.38	$(0.10)	$3.83	$3.73	$—	$(2.48)	$(2.48)	$35.63	12.02%	$666,181	1.30%	1.30%	(0.30)%	35%
C	27.98	(0.28)	3.02	2.74	—	(2.48)	(2.48)	28.24	11.17	138,539	2.05	2.05	(1.06)	35
I	36.11	0.00	(14)	4.05	4.05	—	(2.48)	(2.48)	37.68	12.36	297,000	1.01	1.01	(0.01)	35
R3	35.32	(0.21)	3.93	3.72	—	(2.48)	(2.48)	36.56	11.66	33,948	1.62	1.62	(0.62)	35
R4	37.12	(0.12)	4.17	4.05	—	(2.48)	(2.48)	38.69	12.00	26,699	1.32	1.32	(0.32)	35
R5	38.82	(0.01)	4.38	4.37	—	(2.48)	(2.48)	40.71	12.32	6,170	1.02	1.02	(0.04)	35
R6(15)	39.22	0.02	2.04	2.06	—	—	—	41.28	5.25	(4)	1,341	0.91	(5)	0.91	(5)	0.06	(5)	35
Y	39.29	0.01	4.45	4.46	—	(2.48)	(2.48)	41.27	12.40	72,515	0.97	0.96	0.03	35
F	36.17	0.02	4.08	4.10	—	(2.48)	(2.48)	37.79	12.48	29,108	0.91	0.91	0.06	35

For the Year Ended October 31, 2018
A	$34.86	$(0.14)	$1.45	$1.31	$—	$(1.79)	$(1.79)	$34.38	3.86%	$682,175	1.28%	1.28%	(0.40)%	27%
C	28.90	(0.33)	1.20	0.87	—	(1.79)	(1.79)	27.98	3.10	160,084	2.03	2.02	(1.13)	27
I	36.43	(0.04)	1.51	1.47	—	(1.79)	(1.79)	36.11	4.15	379,392	1.00	1.00	(0.11)	27
R3	35.87	(0.26)	1.50	1.24	—	(1.79)	(1.79)	35.32	3.55	38,412	1.61	1.61	(0.72)	27
R4	37.50	(0.16)	1.57	1.41	—	(1.79)	(1.79)	37.12	3.86	32,373	1.30	1.30	(0.42)	27
R5	39.03	(0.05)	1.63	1.58	—	(1.79)	(1.79)	38.82	4.15	7,757	1.02	1.02	(0.13)	27
Y	39.45	(0.01)	1.64	1.63	—	(1.79)	(1.79)	39.29	4.24	52,896	0.92	0.92	(0.03)	27
F	36.45	—	1.51	1.51	—	(1.79)	(1.79)	36.17	4.26	76,003	0.90	0.90	(0.01)	27

For the Year Ended October 31, 2017
A	$30.96	$(0.12)	$7.04	$6.92	$—	$(3.02)	$(3.02)	$34.86	24.28%	$714,694	1.29%	1.29%	(0.36)%	23%
C	26.34	(0.30)	5.88	5.58	—	(3.02)	(3.02)	28.90	23.37	242,421	2.04	2.03	(1.10)	23
I	32.15	(0.04)	7.34	7.30	—	(3.02)	(3.02)	36.43	24.59	351,686	1.03	1.03	(0.11)	23
R3	31.87	(0.23)	7.25	7.02	—	(3.02)	(3.02)	35.87	23.87	45,673	1.61	1.61	(0.68)	23
R4	33.10	(0.13)	7.55	7.42	—	(3.02)	(3.02)	37.50	24.22	35,927	1.31	1.31	(0.38)	23
R5	34.23	(0.03)	7.85	7.82	—	(3.02)	(3.02)	39.03	24.62	6,888	1.01	1.01	(0.08)	23
Y	34.54	(0.01)	7.94	7.93	—	(3.02)	(3.02)	39.45	24.72	45,193	0.93	0.93	(0.02)	23
F(7)	33.96	0.01	2.48	2.49	—	—	—	36.45	7.33	(4)	61,710	0.90	(5)	0.90	(5)	0.04	(5)	23

For the Year Ended October 31, 2016
A	$38.70	$(0.12)	$(2.52)	$(2.64)	$(0.55)	$(4.55)	$(5.10)	$30.96	(8.11)%	$757,038	1.33%	1.33%	(0.36)%	35%
B	33.41	(0.36)	(2.15)	(2.51)	(0.13)	(4.55)	(4.68)	26.22	(8.94)	2,056	2.24	2.22	(1.26)	35
C	33.73	(0.31)	(2.15)	(2.46)	(0.38)	(4.55)	(4.93)	26.34	(8.78)	254,009	2.06	2.06	(1.10)	35
I	39.98	(0.03)	(2.61)	(2.64)	(0.64)	(4.55)	(5.19)	32.15	(7.86)	228,463	1.07	1.07	(0.09)	35
R3	39.69	(0.22)	(2.61)	(2.83)	(0.44)	(4.55)	(4.99)	31.87	(8.38)	43,993	1.62	1.62	(0.66)	35
R4	41.01	(0.13)	(2.69)	(2.82)	(0.54)	(4.55)	(5.09)	33.10	(8.09)	38,273	1.32	1.32	(0.36)	35
R5	42.22	(0.02)	(2.79)	(2.81)	(0.63)	(4.55)	(5.18)	34.23	(7.82)	5,342	1.03	1.03	(0.06)	35
Y	42.54	0.02	(2.80)	(2.78)	(0.67)	(4.55)	(5.22)	34.54	(7.72)	51,125	0.92	0.92	0.05	35

The accompanying notes are an integral part of these financial statements.

70

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford Healthcare Fund – (continued)

For the Year Ended October 31, 2015
A	$36.60	$(0.18)	$4.77	$4.59	$—	$(2.49)	$(2.49)	$38.70	13.19%	$914,414	1.28%	1.28%	(0.46)%	39%
B	32.18	(0.46)	4.18	3.72	—	(2.49)	(2.49)	33.41	12.23	6,239	2.15	2.15	(1.35)	39
C	32.42	(0.41)	4.21	3.80	—	(2.49)	(2.49)	33.73	12.40	310,668	2.02	2.02	(1.19)	39
I	37.63	(0.07)	4.91	4.84	—	(2.49)	(2.49)	39.98	13.51	266,553	1.01	1.01	(0.18)	39
R3	37.58	(0.31)	4.91	4.60	—	(2.49)	(2.49)	39.69	12.85	59,135	1.61	1.61	(0.78)	39
R4	38.64	(0.20)	5.06	4.86	—	(2.49)	(2.49)	41.01	13.19	51,253	1.30	1.30	(0.48)	39
R5	39.60	(0.08)	5.19	5.11	—	(2.49)	(2.49)	42.22	13.52	5,326	1.01	1.01	(0.18)	39
Y	39.85	(0.03)	5.21	5.18	—	(2.49)	(2.49)	42.54	13.64	8,834	0.90	0.90	(0.08)	39

The Hartford MidCap Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$30.34	$(0.01)	$(1.84)	$(1.85)	$—	$(1.63)	$(1.63)	$26.86	(6.63	)%(4)	$2,495,499	1.11	%(5)	1.10	%(5)	(0.10	)%(5)	19%
C	20.83	(0.08)	(1.21)	(1.29)	—	(1.63)	(1.63)	17.91	(6.99	)(4)	398,330	1.87	(5)	1.87	(5)	(0.86	)(5)	19
I	31.43	0.02	(1.91)	(1.89)	—	(1.63)	(1.63)	27.91	(6.52	)(4)	3,818,848	0.89	(5)	0.86	(5)	0.14	(5)	19
R3	33.98	(0.07)	(2.07)	(2.14)	—	(1.63)	(1.63)	30.21	(6.78	)(4)	90,873	1.45	(5)	1.45	(5)	(0.45	)(5)	19
R4	35.57	(0.02)	(2.18)	(2.20)	—	(1.63)	(1.63)	31.74	(6.64	)(4)	208,280	1.16	(5)	1.14	(5)	(0.13	)(5)	19
R5	36.77	0.03	(2.26)	(2.23)	—	(1.63)	(1.63)	32.91	(6.50	)(4)	413,481	0.85	(5)	0.85	(5)	0.17	(5)	19
R6	37.22	0.05	(2.29)	(2.24)	—	(1.63)	(1.63)	33.35	(6.44	)(4)	1,643,463	0.74	(5)	0.74	(5)	0.26	(5)	19
Y	37.17	0.04	(2.29)	(2.25)	—	(1.63)	(1.63)	33.29	(6.45	)(4)	1,245,461	0.85	(5)	0.78	(5)	0.24	(5)	19
F	31.52	0.04	(1.91)	(1.87)	—	(1.63)	(1.63)	28.02	(6.44	)(4)	2,186,942	0.74	(5)	0.74	(5)	0.26	(5)	19

For the Year Ended October 31, 2019
A	$30.03	$(0.09)	$3.80	$3.71	$—	$(3.40)	$(3.40)	$30.34	14.93%	$2,820,971	1.11%	1.10%	(0.32)%	31%
C	21.90	(0.22)	2.55	2.33	—	(3.40)	(3.40)	20.83	14.10	498,057	1.86	1.86	(1.08)	31
I	30.91	(0.02)	3.94	3.92	—	(3.40)	(3.40)	31.43	15.25	4,168,592	0.85	0.85	(0.06)	31
R3	33.31	(0.22)	4.29	4.07	—	(3.40)	(3.40)	33.98	14.54	96,409	1.45	1.45	(0.67)	31
R4	34.59	(0.12)	4.50	4.38	—	(3.40)	(3.40)	35.57	14.89	266,390	1.16	1.14	(0.36)	31
R5	35.55	(0.02)	4.64	4.62	—	(3.40)	(3.40)	36.77	15.23	497,712	0.84	0.84	(0.07)	31
R6	35.90	0.02	4.70	4.72	—	(3.40)	(3.40)	37.22	15.37	1,731,890	0.74	0.74	0.04	31
Y	35.87	0.00	(14)	4.70	4.70	—	(3.40)	(3.40)	37.17	15.32	1,571,851	0.82	0.78	0.01	31
F	30.96	0.01	3.95	3.96	—	(3.40)	(3.40)	31.52	15.36	2,259,594	0.74	0.74	0.04	31

For the Year Ended October 31, 2018
A	$30.36	$(0.12)	$1.20	$1.08	$—	$(1.41)	$(1.41)	$30.03	3.63%	$2,592,610	1.11%	1.10%	(0.39)%	37%
C	22.67	(0.27)	0.91	0.64	—	(1.41)	(1.41)	21.90	2.84	580,708	1.85	1.85	(1.14)	37
I	31.12	(0.03)	1.23	1.20	—	(1.41)	(1.41)	30.91	3.91	3,666,464	0.82	0.82	(0.11)	37
R3	33.64	(0.26)	1.34	1.08	—	(1.41)	(1.41)	33.31	3.23	102,632	1.46	1.46	(0.75)	37
R4	34.78	(0.16)	1.38	1.22	—	(1.41)	(1.41)	34.59	3.57	289,049	1.16	1.15	(0.43)	37
R5	35.59	(0.05)	1.42	1.37	—	(1.41)	(1.41)	35.55	3.89	468,146	0.85	0.85	(0.13)	37
R6	35.90	(0.01)	1.42	1.41	—	(1.41)	(1.41)	35.90	3.97	1,014,518	0.75	0.75	(0.04)	37
Y	35.88	(0.02)	1.42	1.40	—	(1.41)	(1.41)	35.87	3.95	1,934,520	0.78	0.78	(0.06)	37
F	31.15	(0.01)	1.23	1.22	—	(1.41)	(1.41)	30.96	3.97	1,648,425	0.75	0.75	(0.03)	37

For the Year Ended October 31, 2017
A	$24.25	$(0.11)	$7.00	$6.89	$—	$(0.78)	$(0.78)	$30.36	29.02%	$2,482,275	1.13%	1.12%	(0.38)%	30%
C	18.42	(0.23)	5.26	5.03	—	(0.78)	(0.78)	22.67	28.07	717,521	1.87	1.87	(1.12)	30
I	24.79	(0.05)	7.16	7.11	—	(0.78)	(0.78)	31.12	29.28	2,996,705	1.02	0.89	(0.17)	30
R3	26.88	(0.22)	7.76	7.54	—	(0.78)	(0.78)	33.64	28.59	90,582	1.47	1.47	(0.73)	30
R4	27.69	(0.14)	8.01	7.87	—	(0.78)	(0.78)	34.78	28.95	263,236	1.16	1.16	(0.43)	30
R5	28.24	(0.04)	8.17	8.13	—	(0.78)	(0.78)	35.59	29.32	356,166	0.86	0.86	(0.14)	30
R6	28.45	(0.05)	8.28	8.23	—	(0.78)	(0.78)	35.90	29.45	431,183	0.76	0.76	(0.14)	30
Y	28.44	(0.01)	8.23	8.22	—	(0.78)	(0.78)	35.88	29.43	1,847,676	0.78	0.78	(0.04)	30
F(7)	27.52	(0.03)	3.66	3.63	—	—	—	31.15	13.19	(4)	1,244,732	0.76	(5)	0.76	(5)	(0.15	)(5)	30

The accompanying notes are an integral part of these financial statements.

71

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford MidCap Fund – (continued)

For the Year Ended October 31, 2016
A	$26.47	$(0.07)	$(0.22)	$(0.29)	$—	$(1.93)	$(1.93)	$24.25	(0.79)%	$2,041,826	1.17%	1.17%	(0.29)%	31%
B	20.13	(0.21)	(0.19)	(0.40)	—	(1.93)	(1.93)	17.80	(1.66)	16,842	2.06	2.06	(1.16)	31
C	20.73	(0.18)	(0.20)	(0.38)	—	(1.93)	(1.93)	18.42	(1.50)	611,311	1.89	1.89	(1.01)	31
I	26.96	(0.04)	(0.20)	(0.24)	—	(1.93)	(1.93)	24.79	(0.57)	1,725,700	1.02	1.02	(0.18)	31
R3	29.20	(0.16)	(0.23)	(0.39)	—	(1.93)	(1.93)	26.88	(1.07)	71,711	1.48	1.48	(0.59)	31
R4	29.93	(0.08)	(0.23)	(0.31)	—	(1.93)	(1.93)	27.69	(0.76)	165,137	1.18	1.18	(0.30)	31
R5	30.39	—	(0.22)	(0.22)	—	(1.93)	(1.93)	28.24	(0.47)	193,533	0.87	0.87	—	31
R6	30.58	—	(0.20)	(0.20)	—	(1.93)	(1.93)	28.45	(0.36)	26,352	0.77	0.77	0.01	31
Y	30.57	0.03	(0.23)	(0.20)	—	(1.93)	(1.93)	28.44	(0.36)	1,490,965	0.77	0.77	0.10	31

For the Year Ended October 31, 2015
A	$27.38	$(0.09)	$1.85	$1.76	$—	$(2.67)	$(2.67)	$26.47	7.28%	$2,048,529	1.14%	1.14%	(0.35)%	29%
B	21.65	(0.25)	1.40	1.15	—	(2.67)	(2.67)	20.13	6.28	24,665	2.03	2.03	(1.22)	29
C	22.18	(0.23)	1.45	1.22	—	(2.67)	(2.67)	20.73	6.46	626,345	1.88	1.88	(1.09)	29
I	27.78	(0.02)	1.87	1.85	—	(2.67)	(2.67)	26.96	7.52	702,566	0.87	0.87	(0.09)	29
R3	30.02	(0.20)	2.05	1.85	—	(2.67)	(2.67)	29.20	6.91	76,925	1.47	1.47	(0.69)	29
R4	30.61	(0.11)	2.10	1.99	—	(2.67)	(2.67)	29.93	7.26	135,698	1.16	1.16	(0.39)	29
R5	30.96	(0.03)	2.13	2.10	—	(2.67)	(2.67)	30.39	7.59	164,879	0.86	0.86	(0.09)	29
R6(9)	31.11	(0.04)	2.18	2.14	—	(2.67)	(2.67)	30.58	7.65	(4)	1,230	0.77	(5)	0.77	(5)	(0.13	)(5)	29
Y	31.10	0.01	2.13	2.14	—	(2.67)	(2.67)	30.57	7.66	1,201,917	0.76	0.76	0.04	29

The Hartford MidCap Value Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$14.43	$0.06	$(2.64)	$(2.58)	$(0.09)	$(0.34)	$(0.43)	$11.42	(18.50	)%(4)	$245,278	1.23	%(5)	1.23	%(5)	0.85	%(5)	29%
C	11.51	0.00	(14)	(2.10)	(2.10)	—	(0.34)	(0.34)	9.07	(18.83	)(4)	11,419	2.01	(5)	2.01	(5)	0.07	(5)	29
I	14.60	0.08	(2.66)	(2.58)	(0.14)	(0.34)	(0.48)	11.54	(18.38	)(4)	19,219	0.90	(5)	0.90	(5)	1.19	(5)	29
R3	15.22	0.04	(2.79)	(2.75)	(0.03)	(0.34)	(0.37)	12.10	(18.57	)(4)	5,872	1.51	(5)	1.51	(5)	0.57	(5)	29
R4	15.58	0.06	(2.85)	(2.79)	(0.09)	(0.34)	(0.43)	12.36	(18.48	)(4)	8,621	1.21	(5)	1.21	(5)	0.87	(5)	29
R5	15.82	0.09	(2.90)	(2.81)	(0.12)	(0.34)	(0.46)	12.55	(18.38	)(4)	1,299	0.90	(5)	0.90	(5)	1.18	(5)	29
Y	15.87	0.09	(2.90)	(2.81)	(0.14)	(0.34)	(0.48)	12.58	(18.40	)(4)	9,894	0.89	(5)	0.85	(5)	1.23	(5)	29
F	14.60	0.09	(2.66)	(2.57)	(0.15)	(0.34)	(0.49)	11.54	(18.38	)(4)	280,700	0.80	(5)	0.80	(5)	1.28	(5)	29

For the Year Ended October 31, 2019
A	$14.54	$0.08	$1.44	$1.52	$(0.04)	$(1.59)	$(1.63)	$14.43	12.74%	$309,996	1.23%	1.23%	0.61%	55%
C	11.97	(0.02)	1.15	1.13	—	(1.59)	(1.59)	11.51	11.99	15,910	1.99	1.99	(0.14)	55
I	14.68	0.13	1.46	1.59	(0.08)	(1.59)	(1.67)	14.60	13.20	31,173	0.89	0.89	0.95	55
R3	15.23	0.05	1.53	1.58	—	(1.59)	(1.59)	15.22	12.42	8,034	1.52	1.52	0.33	55
R4	15.55	0.09	1.57	1.66	(0.04)	(1.59)	(1.63)	15.58	12.77	11,865	1.21	1.21	0.64	55
R5	15.76	0.16	1.57	1.73	(0.08)	(1.59)	(1.67)	15.82	13.14	1,592	0.92	0.92	1.06	55
Y	15.80	0.15	1.60	1.75	(0.09)	(1.59)	(1.68)	15.87	13.23	12,624	0.89	0.85	0.98	55
F	14.69	0.14	1.46	1.60	(0.10)	(1.59)	(1.69)	14.60	13.27	314,566	0.80	0.80	1.03	55

For the Year Ended October 31, 2018
A	$15.62	$0.03	$(0.72)	$(0.69)	$—	$(0.39)	$(0.39)	$14.54	(4.56)%	$284,646	1.22%	1.22%	0.18%	49%
C	13.03	(0.07)	(0.60)	(0.67)	—	(0.39)	(0.39)	11.97	(5.26)	17,909	1.98	1.97	(0.57)	49
I	15.72	0.08	(0.73)	(0.65)	—	(0.39)	(0.39)	14.68	(4.27)	34,656	0.90	0.90	0.50	49
R3	16.39	(0.02)	(0.75)	(0.77)	—	(0.39)	(0.39)	15.23	(4.84)	9,555	1.52	1.52	(0.13)	49
R4	16.68	0.03	(0.77)	(0.74)	—	(0.39)	(0.39)	15.55	(4.52)	11,639	1.22	1.22	0.18	49
R5	16.88	0.08	(0.78)	(0.70)	(0.03)	(0.39)	(0.42)	15.76	(4.32)	8,087	0.91	0.91	0.48	49
Y	16.93	0.09	(0.79)	(0.70)	(0.04)	(0.39)	(0.43)	15.80	(4.23)	11,371	0.86	0.86	0.52	49
F	15.76	0.10	(0.73)	(0.63)	(0.05)	(0.39)	(0.44)	14.69	(4.18)	252,917	0.80	0.80	0.61	49

The accompanying notes are an integral part of these financial statements.

72

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford MidCap Value Fund – (continued)

For the Year Ended October 31, 2017
A	$13.98	$0.01	$2.65	$2.66	$—	$(1.02)	$(1.02)	$15.62	19.67%		$291,082	1.23%		1.23%		0.06%		40%
C	11.90	(0.08)	2.23	2.15	—	(1.02)	(1.02)	13.03	18.66		35,520	1.96		1.96		(0.67)		40
I	14.09	0.03	2.67	2.70	(0.05)	(1.02)	(1.07)	15.72	19.81		43,342	1.20		1.10		0.20		40
R3	14.67	(0.04)	2.78	2.74	—	(1.02)	(1.02)	16.39	19.26		11,923	1.52		1.52		(0.23)		40
R4	14.87	0.01	2.82	2.83	—	(1.02)	(1.02)	16.68	19.58		12,637	1.21		1.21		0.08		40
R5	15.03	0.06	2.86	2.92	(0.05)	(1.02)	(1.07)	16.88	20.06		11,445	0.91		0.91		0.38		40
Y	15.07	0.08	2.86	2.94	(0.06)	(1.02)	(1.08)	16.93	20.10		28,403	0.82		0.82		0.48		40
F(7)	14.97	0.05	0.74	0.79	—	—	—	15.76	5.28	(4)	238,682	0.81	(5)	0.81	(5)	0.46	(5)	40

For the Year Ended October 31, 2016
A	$15.11	$0.03	$(0.03)	$—	$(0.02)	$(1.11)	$(1.13)	$13.98	0.18%		$246,023	1.30%		1.30	%(16)	0.18%		56%
B	13.15	(0.07)	(0.03)	(0.10)	—	(1.11)	(1.11)	11.94	(0.57)		637	2.42		2.12	(16)	(0.63)		56
C	13.09	(0.06)	(0.02)	(0.08)	—	(1.11)	(1.11)	11.90	(0.42)		35,965	2.02		2.02	(16)	(0.54)		56
I	15.22	0.05	(0.01)	0.04	(0.06)	(1.11)	(1.17)	14.09	0.48		83,155	1.06		1.06	(16)	0.39		56
R3	15.82	(0.01)	(0.03)	(0.04)	—	(1.11)	(1.11)	14.67	(0.07)		11,396	1.56		1.56	(16)	(0.07)		56
R4	15.99	0.03	(0.02)	0.01	(0.02)	(1.11)	(1.13)	14.87	0.30		13,448	1.25		1.25	(16)	0.23		56
R5	16.15	0.08	(0.03)	0.05	(0.06)	(1.11)	(1.17)	15.03	0.54		9,831	0.95		0.95	(16)	0.52		56
Y	16.19	0.09	(0.03)	0.06	(0.07)	(1.11)	(1.18)	15.07	0.63		79,990	0.85		0.85	(16)	0.63		56

For the Year Ended October 31, 2015
A	$16.73	$0.02	$0.25	$0.27	$(0.02)	$(1.87)	$(1.89)	$15.11	2.28%		$229,953	1.25%		1.25%		0.11%		33%
B	14.91	(0.10)	0.21	0.11	—	(1.87)	(1.87)	13.15	1.37		1,417	2.28		2.09		(0.75)		33
C	14.84	(0.08)	0.20	0.12	—	(1.87)	(1.87)	13.09	1.45		41,149	1.97		1.97		(0.62)		33
I	16.85	0.07	0.25	0.32	(0.08)	(1.87)	(1.95)	15.22	2.57		29,987	0.92		0.92		0.42		33
R3	17.45	(0.03)	0.27	0.24	—	(1.87)	(1.87)	15.82	1.97		10,204	1.52		1.52		(0.19)		33
R4	17.61	0.02	0.27	0.29	(0.04)	(1.87)	(1.91)	15.99	2.26		11,711	1.21		1.21		0.15		33
R5	17.75	0.07	0.28	0.35	(0.08)	(1.87)	(1.95)	16.15	2.62		7,564	0.92		0.92		0.44		33
Y	17.78	0.09	0.28	0.37	(0.09)	(1.87)	(1.96)	16.19	2.73		158,691	0.81		0.81		0.54		33

Hartford Quality Value Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$21.11	$0.21	$(2.70)	$(2.49)	$(0.48)	$(0.59)	$(1.07)	$17.55	(12.62	)%(4)	$139,481	1.02	%(5)	0.91	%(5)	2.13	%(5)	17%
C	18.05	0.11	(2.31)	(2.20)	(0.32)	(0.59)	(0.91)	14.94	(12.99	)(4)	4,809	1.81	(5)	1.71	(5)	1.33	(5)	17
I	20.85	0.24	(2.66)	(2.42)	(0.55)	(0.59)	(1.14)	17.29	(12.49	)(4)	10,394	0.67	(5)	0.57	(5)	2.47	(5)	17
R3	21.45	0.19	(2.76)	(2.57)	(0.43)	(0.59)	(1.02)	17.86	(12.74	)(4)	859	1.28	(5)	1.16	(5)	1.84	(5)	17
R4	21.68	0.22	(2.78)	(2.56)	(0.49)	(0.59)	(1.08)	18.04	(12.62	)(4)	4,050	0.98	(5)	0.87	(5)	2.15	(5)	17
R5	21.87	0.25	(2.80)	(2.55)	(0.54)	(0.59)	(1.13)	18.19	(12.48	)(4)	209	0.67	(5)	0.57	(5)	2.48	(5)	17
R6	21.93	0.25	(2.79)	(2.54)	(0.57)	(0.59)	(1.16)	18.23	(12.45	)(4)	74	0.57	(5)	0.46	(5)	2.52	(5)	17
Y	21.91	0.26	(2.82)	(2.56)	(0.55)	(0.59)	(1.14)	18.21	(12.52	)(4)	356	0.67	(5)	0.57	(5)	2.51	(5)	17
F	20.83	0.25	(2.65)	(2.40)	(0.61)	(0.59)	(1.20)	17.23	(12.43	)(4)	9,710	0.57	(5)	0.46	(5)	2.58	(5)	17

For the Year Ended October 31, 2019
A	$20.00	$0.38	$1.99	$2.37	$(0.28)	$(0.98)	$(1.26)	$21.11	13.10%		$169,771	1.00%		0.90%		1.95%		23%
C	17.12	0.20	1.71	1.91	—	(0.98)	(0.98)	18.05	12.23		6,834	1.76		1.67		1.21		23
I	19.78	0.45	1.94	2.39	(0.34)	(0.98)	(1.32)	20.85	13.49		12,796	0.65		0.56		2.30		23
R3	20.29	0.34	2.01	2.35	(0.21)	(0.98)	(1.19)	21.45	12.78		1,240	1.27		1.16		1.69		23
R4	20.49	0.40	2.04	2.44	(0.27)	(0.98)	(1.25)	21.68	13.17		6,014	0.95		0.86		1.99		23
R5	20.67	0.47	2.04	2.51	(0.33)	(0.98)	(1.31)	21.87	13.46		230	0.67		0.58		2.33		23
R6	20.74	0.47	2.06	2.53	(0.36)	(0.98)	(1.34)	21.93	13.57		34	0.56		0.46		2.26		23
Y	20.72	0.47	2.05	2.52	(0.35)	(0.98)	(1.33)	21.91	13.50		622	0.64		0.55		2.29		23
F	19.77	0.48	1.92	2.40	(0.36)	(0.98)	(1.34)	20.83	13.58		11,040	0.55		0.46		2.52		23

The accompanying notes are an integral part of these financial statements.

73

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Quality Value Fund – (continued)

For the Year Ended October 31, 2018
A	$20.49	$0.31		$0.16		$0.47	$(0.20)	$(0.76)	$(0.96)	$20.00	2.25%		$164,325	1.06%		1.04%		1.52%		85%
C	17.67	0.14		0.15		0.29	(0.08)	(0.76)	(0.84)	17.12	1.53		9,082	1.81		1.79		0.80		85
I	20.25	0.38		0.16		0.54	(0.25)	(0.76)	(1.01)	19.78	2.60		12,974	0.71		0.69		1.87		85
R3	20.70	0.26		0.17		0.43	(0.08)	(0.76)	(0.84)	20.29	2.03		1,075	1.34		1.30		1.26		85
R4	20.95	0.33		0.16		0.49	(0.19)	(0.76)	(0.95)	20.49	2.29		6,014	1.04		1.01		1.55		85
R5	21.13	0.38		0.17		0.55	(0.25)	(0.76)	(1.01)	20.67	2.57		504	0.74		0.72		1.76		85
R6(17)	20.99	0.28		(0.53	)(18)	(0.25)	—	—	—	20.74	(1.19	)(4)	10	0.61	(5)	0.59	(5)	1.95	(5)	85
Y	21.19	0.40		0.17		0.57	(0.28)	(0.76)	(1.04)	20.72	2.65		601	0.68		0.66		1.90		85
F	20.26	0.39		0.17		0.56	(0.29)	(0.76)	(1.05)	19.77	2.71		88,336	0.62		0.60		1.94		85

For the Year Ended October 31, 2017
A	$17.94	$0.19		$2.64		$2.83	$(0.14)	$(0.14)	$(0.28)	$20.49	15.89%		$180,059	1.20%		1.20%		0.95%		39%
C	15.52	0.04		2.28		2.32	(0.03)	(0.14)	(0.17)	17.67	15.05		20,312	1.93		1.93		0.22		39
I	17.75	0.24		2.60		2.84	(0.20)	(0.14)	(0.34)	20.25	16.19		15,561	0.94		0.94		1.22		39
R3	18.13	0.13		2.66		2.79	(0.08)	(0.14)	(0.22)	20.70	15.48		1,448	1.54		1.53		0.63		39
R4	18.34	0.19		2.70		2.89	(0.14)	(0.14)	(0.28)	20.95	15.87		7,550	1.20		1.20		0.96		39
R5	18.49	0.23		2.75		2.98	(0.20)	(0.14)	(0.34)	21.13	16.25		480	0.91		0.91		1.17		39
Y	18.55	0.27		2.73		3.00	(0.22)	(0.14)	(0.36)	21.19	16.32		1,052	0.83		0.83		1.31		39
F(7)	19.58	0.16		0.52		0.68	—	—	—	20.26	3.47	(4)	12,030	0.80	(5)	0.80	(5)	1.17	(5)	39

For the Year Ended October 31, 2016
A	$18.66	$0.16		$0.57		$0.73	$(0.21)	$(1.24)	$(1.45)	$17.94	4.71%		$187,475	1.25%		1.25	%(19)	0.93%		41%
B	16.45	0.02		0.48		0.50	(0.01)	(1.24)	(1.25)	15.70	3.75		695	2.41		2.11	(19)	0.11		41
C	16.34	0.03		0.49		0.52	(0.10)	(1.24)	(1.34)	15.52	3.93		22,223	1.97		1.97	(19)	0.21		41
I	18.47	0.21		0.57		0.78	(0.26)	(1.24)	(1.50)	17.75	5.03		19,139	0.92		0.92	(19)	1.23		41
R3	18.83	0.11		0.58		0.69	(0.15)	(1.24)	(1.39)	18.13	4.39		2,783	1.54		1.54	(19)	0.64		41
R4	19.03	0.17		0.59		0.76	(0.21)	(1.24)	(1.45)	18.34	4.73		8,720	1.22		1.22	(19)	0.96		41
R5	19.19	0.22		0.59		0.81	(0.27)	(1.24)	(1.51)	18.49	5.04		2,025	0.92		0.92	(19)	1.27		41
Y	19.24	0.26		0.58		0.84	(0.29)	(1.24)	(1.53)	18.55	5.14		845	0.81		0.81	(19)	1.46		41

For the Year Ended October 31, 2015
A	$20.45	$0.21		$(0.47)		$(0.26)	$(0.13)	$(1.40)	$(1.53)	$18.66	(1.20)%		$207,339	1.21%		1.21%		1.10%		55%
B	18.22	0.03		(0.40)		(0.37)	—	(1.40)	(1.40)	16.45	(1.94)		1,909	2.28		1.97		0.19		55
C	18.14	0.06		(0.42)		(0.36)	(0.04)	(1.40)	(1.44)	16.34	(1.90)		26,763	1.93		1.93		0.36		55
I	20.25	0.27		(0.45)		(0.18)	(0.20)	(1.40)	(1.60)	18.47	(0.78)		27,168	0.88		0.88		1.41		55
R3	20.62	0.15		(0.46)		(0.31)	(0.08)	(1.40)	(1.48)	18.83	(1.45)		3,657	1.52		1.49		0.79		55
R4	20.82	0.22		(0.47)		(0.25)	(0.14)	(1.40)	(1.54)	19.03	(1.11)		11,942	1.19		1.18		1.11		55
R5	20.95	0.28		(0.48)		(0.20)	(0.16)	(1.40)	(1.56)	19.19	(0.87)		2,487	0.90		0.88		1.41		55
Y	21.03	0.30		(0.49)		(0.19)	(0.20)	(1.40)	(1.60)	19.24	(0.77)		1,618	0.79		0.79		1.50		55

The Hartford Small Cap Growth Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$45.71	$(0.09)		$(2.85)		$(2.94)	$—	$(0.75)	$(0.75)	$42.02	(6.62	)%(4)	$170,743	1.26	%(5)	1.25	%(5)	(0.39	)%(5)	22%
C	30.90	(0.16)		(1.89)		(2.05)	—	(0.75)	(0.75)	28.10	(6.96	)(4)	12,246	1.91	(5)	1.91	(5)	(1.05	)(5)	22
I	48.05	0.00	(14)	(3.00)		(3.00)	—	(0.75)	(0.75)	44.30	(6.44	)(4)	179,596	0.84	(5)	0.84	(5)	0.01	(5)	22
R3	45.05	(0.14)		(2.80)		(2.94)	—	(0.75)	(0.75)	41.36	(6.74	)(4)	7,847	1.48	(5)	1.48	(5)	(0.62	)(5)	22
R4	47.69	(0.07)		(2.98)		(3.05)	—	(0.75)	(0.75)	43.89	(6.60	)(4)	29,018	1.17	(5)	1.17	(5)	(0.31	)(5)	22
R5	50.57	0.00	(14)	(3.17)		(3.17)	—	(0.75)	(0.75)	46.65	(6.46	)(4)	65,349	0.88	(5)	0.88	(5)	(0.01	)(5)	22
R6	51.36	0.02		(3.21)		(3.19)	—	(0.75)	(0.75)	47.42	(6.40	)(4)	80,291	0.76	(5)	0.76	(5)	0.09	(5)	22
Y	51.39	0.01		(3.22)		(3.21)	—	(0.75)	(0.75)	47.43	(6.42	)(4)	259,969	0.86	(5)	0.80	(5)	0.06	(5)	22
F	48.23	0.02		(3.02)		(3.00)	—	(0.75)	(0.75)	44.48	(6.40	)(4)	42,623	0.76	(5)	0.76	(5)	0.09	(5)	22

The accompanying notes are an integral part of these financial statements.

74

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford Small Cap Growth Fund – (continued)

For the Year Ended October 31, 2019
A	$55.20	$(0.21)	$2.62	$2.41	$—	$(11.90)	$(11.90)	$45.71	8.99%	$195,314	1.24%	1.24%	(0.46)%	48%
C	41.81	(0.34)	1.33	0.99	—	(11.90)	(11.90)	30.90	8.27	15,722	1.89	1.89	(1.11)	48
I	57.17	(0.02)	2.80	2.78	—	(11.90)	(11.90)	48.05	9.41	191,482	0.83	0.83	(0.05)	48
R3	54.70	(0.31)	2.56	2.25	—	(11.90)	(11.90)	45.05	8.72	10,036	1.47	1.47	(0.69)	48
R4	56.99	(0.18)	2.78	2.60	—	(11.90)	(11.90)	47.69	9.05	42,296	1.17	1.17	(0.39)	48
R5	59.48	(0.03)	3.02	2.99	—	(11.90)	(11.90)	50.57	9.40	82,624	0.85	0.85	(0.07)	48
R6	60.16	0.00	(14)	3.10	3.10	—	(11.90)	(11.90)	51.36	9.49	66,260	0.76	0.76	0.01	48
Y	60.20	(0.01)	3.10	3.09	—	(11.90)	(11.90)	51.39	9.44	365,867	0.82	0.80	(0.01)	48
F	57.30	0.01	2.82	2.83	—	(11.90)	(11.90)	48.23	9.49	46,533	0.76	0.76	0.02	48

For the Year Ended October 31, 2018
A	$57.24	$(0.33)	$1.03	$0.70	$—	$(2.74)	$(2.74)	$55.20	1.20%	$203,297	1.21%	1.20%	(0.56)%	66%
C	44.29	(0.55)	0.81	0.26	—	(2.74)	(2.74)	41.81	0.53	23,212	1.88	1.88	(1.22)	66
I	58.97	(0.10)	1.04	0.94	—	(2.74)	(2.74)	57.17	1.59	243,340	0.82	0.82	(0.16)	66
R3	56.89	(0.48)	1.03	0.55	—	(2.74)	(2.74)	54.70	0.94	13,210	1.47	1.47	(0.82)	66
R4	58.98	(0.31)	1.06	0.75	—	(2.74)	(2.74)	56.99	1.26	69,097	1.15	1.15	(0.50)	66
R5	61.26	(0.12)	1.08	0.96	—	(2.74)	(2.74)	59.48	1.56	94,887	0.85	0.85	(0.20)	66
R6	61.87	(0.09)	1.12	1.03	—	(2.74)	(2.74)	60.16	1.66	44,278	0.75	0.75	(0.14)	66
Y	61.93	(0.09)	1.10	1.01	—	(2.74)	(2.74)	60.20	1.63	358,049	0.79	0.79	(0.14)	66
F	59.06	(0.06)	1.04	0.98	—	(2.74)	(2.74)	57.30	1.66	47,999	0.75	0.75	(0.10)	66

For the Year Ended October 31, 2017
A	$44.55	$(0.25)	$13.25	$13.00	$—	$(0.31)	$(0.31)	$57.24	29.28%	$215,743	1.17%	1.16%	(0.48)%	56%
C	34.78	(0.48)	10.30	9.82	—	(0.31)	(0.31)	44.29	28.36	36,531	1.89	1.88	(1.19)	56
I	45.79	(0.18)	13.67	13.49	—	(0.31)	(0.31)	58.97	29.56	429,401	1.03	0.95	(0.33)	56
R3	44.42	(0.41)	13.19	12.78	—	(0.31)	(0.31)	56.89	28.87	14,427	1.48	1.48	(0.79)	56
R4	45.90	(0.26)	13.65	13.39	—	(0.31)	(0.31)	58.98	29.27	76,315	1.16	1.16	(0.48)	56
R5	47.52	(0.10)	14.15	14.05	—	(0.31)	(0.31)	61.26	29.67	118,794	0.86	0.86	(0.17)	56
R6	47.94	(0.06)	14.30	14.24	—	(0.31)	(0.31)	61.87	29.80	10,596	0.76	0.76	(0.11)	56
Y	48.00	(0.05)	14.29	14.24	—	(0.31)	(0.31)	61.93	29.76	370,006	0.78	0.78	(0.09)	56
F(7)	52.62	(0.09)	6.53	6.44	—	—	—	59.06	12.24	(4)	47,409	0.75	(5)	0.75	(5)	(0.24	)(5)	56

For the Year Ended October 31, 2016
A	$48.56	$(0.19)	$0.11	(18)	$(0.08)	$—	$(3.93)	$(3.93)	$44.55	0.02%	$197,738	1.25%	1.25%	(0.44)%	45%
B	39.35	(0.43)	0.05	(18)	(0.38)	—	(3.93)	(3.93)	35.04	(0.84)	606	2.35	2.09	(1.23)	45
C	39.03	(0.39)	0.07	(18)	(0.32)	—	(3.93)	(3.93)	34.78	(0.65)	37,807	1.94	1.94	(1.13)	45
I	49.68	(0.07)	0.11	(18)	0.04	—	(3.93)	(3.93)	45.79	0.28	137,606	0.99	0.99	(0.16)	45
R3	48.54	(0.30)	0.11	(18)	(0.19)	—	(3.93)	(3.93)	44.42	(0.24)	12,708	1.51	1.51	(0.70)	45
R4	49.87	(0.18)	0.14	(18)	(0.04)	—	(3.93)	(3.93)	45.90	0.09	66,273	1.19	1.19	(0.39)	45
R5	51.35	(0.04)	0.14	(18)	0.10	—	(3.93)	(3.93)	47.52	0.40	102,166	0.89	0.89	(0.09)	45
R6	51.73	(0.04)	0.18	(18)	0.14	—	(3.93)	(3.93)	47.94	0.46	4,072	0.79	0.79	(0.09)	45
Y	51.78	0.01	0.14	(18)	0.15	—	(3.93)	(3.93)	48.00	0.50	290,401	0.79	0.79	0.01	45

For the Year Ended October 31, 2015
A	$48.63	$(0.20)	$2.25	$2.05	$—	$(2.12)	$(2.12)	$48.56	4.37%	$243,999	1.21%	1.21%	(0.40)%	70%
B	40.12	(0.48)	1.83	1.35	—	(2.12)	(2.12)	39.35	3.54	1,500	2.20	2.03	(1.18)	70
C	39.77	(0.45)	1.83	1.38	—	(2.12)	(2.12)	39.03	3.62	49,549	1.91	1.91	(1.11)	70
I	49.55	(0.06)	2.31	2.25	—	(2.12)	(2.12)	49.68	4.70	209,184	0.92	0.92	(0.13)	70
R3	48.74	(0.36)	2.28	1.92	—	(2.12)	(2.12)	48.54	4.10	16,184	1.48	1.48	(0.70)	70
R4	49.86	(0.20)	2.33	2.13	—	(2.12)	(2.12)	49.87	4.44	74,037	1.17	1.17	(0.38)	70
R5	51.13	(0.05)	2.39	2.34	—	(2.12)	(2.12)	51.35	4.74	115,719	0.87	0.87	(0.10)	70
R6(9)	51.80	(0.02)	2.07	2.05	—	(2.12)	(2.12)	51.73	4.13	(4)	14	0.87	(5)	0.87	(5)	(0.05	)(5)	70
Y	51.49	0.01	2.40	2.41	—	(2.12)	(2.12)	51.78	4.84	314,145	0.77	0.77	0.02	70

The accompanying notes are an integral part of these financial statements.

75

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Small Cap Value Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$10.35	$0.06	$(2.52)		$(2.46)	$(0.08)	$(0.58)	$(0.66)	$7.23	(25.50	)%(4)	$31,824	1.39	%(5)	1.29	%(5)	1.24	%(5)	29%
C	8.96	0.02	(2.16)		(2.14)	—	(0.58)	(0.58)	6.24	(25.64	)(4)	2,145	2.14	(5)	2.04	(5)	0.47	(5)	29
I	10.37	0.07	(2.50)		(2.43)	(0.12)	(0.58)	(0.70)	7.24	(25.26	)(4)	3,780	1.01	(5)	0.91	(5)	1.60	(5)	29
R3	10.73	0.05	(2.61)		(2.56)	(0.07)	(0.58)	(0.65)	7.52	(25.51	)(4)	458	1.61	(5)	1.41	(5)	1.11	(5)	29
R4	10.89	0.06	(2.64)		(2.58)	(0.09)	(0.58)	(0.67)	7.64	(25.40	)(4)	42	1.31	(5)	1.20	(5)	1.34	(5)	29
R5	10.87	0.07	(2.63)		(2.56)	(0.12)	(0.58)	(0.70)	7.61	(25.30	)(4)	20	0.99	(5)	0.90	(5)	1.52	(5)	29
R6	10.87	0.08	(2.63)		(2.55)	(0.13)	(0.58)	(0.71)	7.61	(25.26	)(4)	138	0.89	(5)	0.80	(5)	1.74	(5)	29
Y	10.86	0.08	(2.63)		(2.55)	(0.13)	(0.58)	(0.71)	7.60	(25.29	)(4)	297	0.99	(5)	0.85	(5)	1.66	(5)	29
F	10.38	0.08	(2.51)		(2.43)	(0.13)	(0.58)	(0.71)	7.24	(25.27	)(4)	33,957	0.89	(5)	0.80	(5)	1.74	(5)	29

For the Year Ended October 31, 2019
A	$13.65	$0.10	$(0.04)		$0.06	$(0.03)	$(3.33)	$(3.36)	$10.35	3.46%		$47,037	1.37%		1.27%		0.98%		140%
C	12.35	0.02	(0.08)		(0.06)	—	(3.33)	(3.33)	8.96	2.60		3,719	2.14		2.04		0.26		140
I	13.68	0.14	(0.05)		0.09	(0.07)	(3.33)	(3.40)	10.37	3.77		4,354	1.00		0.90		1.34		140
R3	14.02	0.09	(0.03)		0.06	(0.02)	(3.33)	(3.35)	10.73	3.31		609	1.62		1.42		0.82		140
R4	14.16	0.11	(0.03)		0.08	(0.02)	(3.33)	(3.35)	10.89	3.52		69	1.31		1.20		1.01		140
R5	14.16	0.16	(0.05)		0.11	(0.07)	(3.33)	(3.40)	10.87	3.82		11	1.01		0.90		1.44		140
R6	14.15	0.15	(0.02)		0.13	(0.08)	(3.33)	(3.41)	10.87	3.99		103	0.89		0.80		1.39		140
Y	14.15	0.16	(0.04)		0.12	(0.08)	(3.33)	(3.41)	10.86	3.94		572	0.97		0.85		1.43		140
F	13.68	0.15	(0.04)		0.11	(0.08)	(3.33)	(3.41)	10.38	3.99		48,425	0.89		0.80		1.43		140

For the Year Ended October 31, 2018
A	$14.13	$0.04	$0.10		$0.14	$(0.02)	$(0.60)	$(0.62)	$13.65	1.00%		$52,406	1.35%		1.29%		0.28%		68%
C	12.91	(0.06)	0.10		0.04	—	(0.60)	(0.60)	12.35	0.27		6,444	2.13		2.04		(0.44)		68
I	14.15	0.09	0.10		0.19	(0.06)	(0.60)	(0.66)	13.68	1.33		3,756	1.02		0.95		0.62		68
R3	14.50	0.03	0.09		0.12	—	(0.60)	(0.60)	14.02	0.82		529	1.62		1.43		0.18		68
R4	14.61	0.06	0.10		0.16	(0.01)	(0.60)	(0.61)	14.16	1.07		48	1.32		1.20		0.41		68
R5	14.63	0.10	0.10		0.20	(0.07)	(0.60)	(0.67)	14.16	1.39		36	1.02		0.90		0.71		68
R6(17)	13.99	0.05	0.11		0.16	—	—	—	14.15	1.14	(4)	10	0.91	(5)	0.84	(5)	0.47	(5)	68
Y	14.66	0.11	0.10		0.21	(0.12)	(0.60)	(0.72)	14.15	1.42		646	0.96		0.85		0.74		68
F	14.16	0.11	0.09		0.20	(0.08)	(0.60)	(0.68)	13.68	1.42		38,087	0.90		0.84		0.80		68

For the Year Ended October 31, 2017
A	$11.56	$0.04	$2.63		$2.67	$(0.10)	$—	$(0.10)	$14.13	23.19%		$53,057	1.28%		1.27%		0.32%		83%
C	10.58	(0.05)	2.40		2.35	(0.02)	—	(0.02)	12.91	22.24		11,081	2.03		2.01		(0.41)		83
I	11.58	0.08	2.63		2.71	(0.14)	—	(0.14)	14.15	23.53		3,225	1.01		1.00		0.60		83
R3	11.87	0.01	2.69		2.70	(0.07)	—	(0.07)	14.50	22.79		723	1.63		1.50		0.09		83
R4	11.94	0.05	2.70		2.75	(0.08)	—	(0.08)	14.61	23.11		113	1.36		1.20		0.36		83
R5	11.96	0.10	2.71		2.81	(0.14)	—	(0.14)	14.63	23.63		44	1.01		0.90		0.74		83
Y	12.00	0.11	2.71		2.82	(0.16)	—	(0.16)	14.66	23.58		1,242	0.86		0.85		0.78		83
F(7)	13.22	0.05	0.89		0.94	—	—	—	14.16	7.11	(4)	86,675	0.88	(5)	0.85	(5)	0.52	(5)	83

For the Year Ended October 31, 2016
A	$12.35	$0.10	$(0.15	)(18)	$(0.05)	$(0.02)	$(0.72)	$(0.74)	$11.56	(0.22)%		$46,270	1.35%		1.31	%(20)	0.85%		94%
B	11.58	0.01	(0.14	)(18)	(0.13)	—	(0.72)	(0.72)	10.73	(0.93)		798	2.25		2.06	(20)	0.10		94
C	11.43	0.01	(0.14	)(18)	(0.13)	—	(0.72)	(0.72)	10.58	(0.94)		10,410	2.08		2.06	(20)	0.11		94
I	12.38	0.13	(0.15	)(18)	(0.02)	(0.06)	(0.72)	(0.78)	11.58	0.05		2,582	1.01		1.00	(20)	1.17		94
R3	12.67	0.08	(0.16	)(18)	(0.08)	—	(0.72)	(0.72)	11.87	(0.43)		734	1.61		1.51	(20)	0.65		94
R4	12.72	0.11	(0.15	)(18)	(0.04)	(0.02)	(0.72)	(0.74)	11.94	(0.09)		267	1.30		1.21	(20)	0.96		94
R5	12.78	0.13	(0.14	)(18)	(0.01)	(0.09)	(0.72)	(0.81)	11.96	0.16		44	1.00		0.91	(20)	1.08		94
Y	12.77	0.16	(0.15	)(18)	0.01	(0.06)	(0.72)	(0.78)	12.00	0.31		110,028	0.88		0.86	(20)	1.36		94

The accompanying notes are an integral part of these financial statements.

76

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Small Cap Value Fund – (continued)

For the Year Ended October 31, 2015
A	$13.89	$0.11	$(0.28)	$(0.17)	$(0.08)	$(1.29)	$(1.37)	$12.35	(1.17)%		$51,249	1.40%		1.29%		0.85%		112%
B	13.12	0.01	(0.26)	(0.25)	—	(1.29)	(1.29)	11.58	(1.92)		1,792	2.28		2.05		0.12		112
C	12.96	0.01	(0.25)	(0.24)	—	(1.29)	(1.29)	11.43	(1.86)		12,905	2.14		2.04		0.10		112
I(11)	13.40	0.08	(1.10)	(1.02)	—	—	—	12.38	(7.61	)(4)	2,429	1.12	(5)	0.99	(5)	1.01	(5)	112
R3	14.21	0.09	(0.28)	(0.19)	(0.06)	(1.29)	(1.35)	12.67	(1.29)		830	1.70		1.50		0.64		112
R4	14.26	0.13	(0.27)	(0.14)	(0.11)	(1.29)	(1.40)	12.72	(0.97)		608	1.37		1.20		0.94		112
R5	14.32	0.17	(0.29)	(0.12)	(0.13)	(1.29)	(1.42)	12.78	(0.75)		218	1.06		0.90		1.23		112
Y	14.31	0.16	(0.27)	(0.11)	(0.14)	(1.29)	(1.43)	12.77	(0.71)		1,312	0.96		0.85		1.23		112

The Hartford Small Company Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$20.35	$(0.06)	$(0.62)	$(0.68)	$—	$(1.28)	$(1.28)	$18.39	(3.88	)%(4)	$285,177	1.33	%(5)	1.32	%(5)	(0.65	)%(5)	61%
C	13.30	(0.09)	(0.37)	(0.46)	—	(1.28)	(1.28)	11.56	(4.24	)(4)	7,943	2.13	(5)	2.13	(5)	(1.47	)(5)	61
I	21.65	(0.04)	(0.67)	(0.71)	—	(1.28)	(1.28)	19.66	(3.74	)(4)	24,898	1.01	(5)	1.01	(5)	(0.34	)(5)	61
R3	22.29	(0.09)	(0.69)	(0.78)	—	(1.28)	(1.28)	20.23	(4.00	)(4)	11,739	1.60	(5)	1.55	(5)	(0.88	)(5)	61
R4	23.88	(0.07)	(0.74)	(0.81)	—	(1.28)	(1.28)	21.79	(3.85	)(4)	11,936	1.30	(5)	1.25	(5)	(0.58	)(5)	61
R5	25.40	(0.03)	(0.81)	(0.84)	—	(1.28)	(1.28)	23.28	(3.70	)(4)	2,861	1.01	(5)	0.95	(5)	(0.28	)(5)	61
R6	25.97	(0.03)	(0.83)	(0.86)	—	(1.28)	(1.28)	23.83	(3.69	)(4)	118	0.89	(5)	0.89	(5)	(0.21	)(5)	61
Y	25.95	(0.03)	(0.83)	(0.86)	—	(1.28)	(1.28)	23.81	(3.73	)(4)	16,828	0.96	(5)	0.95	(5)	(0.26	)(5)	61
F	21.76	(0.02)	(0.68)	(0.70)	—	(1.28)	(1.28)	19.78	(3.72	)(4)	187,722	0.89	(5)	0.89	(5)	(0.22	)(5)	61

For the Year Ended October 31, 2019
A	$22.20	$(0.13)	$2.28	$2.15	$—	$(4.00)	$(4.00)	$20.35	14.08%		$311,742	1.33%		1.32%		(0.66)%		91%
C	16.11	(0.19)	1.38	1.19	—	(4.00)	(4.00)	13.30	13.24		9,929	2.14		2.13		(1.46)		91
I	23.28	(0.08)	2.45	2.37	—	(4.00)	(4.00)	21.65	14.48		26,939	1.04		1.03		(0.37)		91
R3	23.95	(0.19)	2.53	2.34	—	(4.00)	(4.00)	22.29	13.84		14,142	1.62		1.55		(0.89)		91
R4	25.28	(0.14)	2.74	2.60	—	(4.00)	(4.00)	23.88	14.20		14,261	1.32		1.25		(0.59)		91
R5	26.53	(0.07)	2.94	2.87	—	(4.00)	(4.00)	25.40	14.56		3,239	1.02		0.95		(0.29)		91
R6	27.02	(0.06)	3.01	2.95	—	(4.00)	(4.00)	25.97	14.60		206	0.90		0.90		(0.23)		91
Y	27.01	(0.06)	3.00	2.94	—	(4.00)	(4.00)	25.95	14.56		32,472	0.94		0.93		(0.26)		91
F	23.35	(0.05)	2.46	2.41	—	(4.00)	(4.00)	21.76	14.63		193,242	0.90		0.90		(0.23)		91

For the Year Ended October 31, 2018
A	$20.34	$(0.20)	$2.06	$1.86	$—	$—	$—	$22.20	9.20%		$283,912	1.34%		1.33%		(0.87)%		104%
C	14.87	(0.27)	1.51	1.24	—	—	—	16.11	8.34		11,729	2.12		2.10		(1.64)		104
I	21.27	(0.14)	2.15	2.01	—	—	—	23.28	9.45		28,540	1.07		1.05		(0.60)		104
R3	21.98	(0.27)	2.24	1.97	—	—	—	23.95	8.92		16,386	1.63		1.55		(1.09)		104
R4	23.14	(0.20)	2.34	2.14	—	—	—	25.28	9.25		15,295	1.32		1.25		(0.79)		104
R5	24.21	(0.14)	2.46	2.32	—	—	—	26.53	9.58		2,678	1.03		0.95		(0.51)		104
R6	24.64	(0.12)	2.50	2.38	—	—	—	27.02	9.66		144	0.91		0.90		(0.42)		104
Y	24.64	(0.12)	2.49	2.37	—	—	—	27.01	9.66		35,351	0.92		0.90		(0.44)		104
F	21.30	(0.11)	2.16	2.05	—	—	—	23.35	9.63		115,365	0.91		0.90		(0.45)		104

For the Year Ended October 31, 2017
A	$15.74	$(0.12)	$4.72	$4.60	$—	$—	$—	$20.34	29.16%		$252,187	1.39%		1.37%		(0.64)%		109%
C	11.60	(0.19)	3.46	3.27	—	—	—	14.87	28.19		26,529	2.12		2.10		(1.40)		109
I	16.43	(0.10)	4.94	4.84	—	—	—	21.27	29.40		28,052	1.49		1.15		(0.51)		109
R3	17.05	(0.17)	5.10	4.93	—	—	—	21.98	28.91		23,932	1.63		1.55		(0.84)		109
R4	17.89	(0.11)	5.36	5.25	—	—	—	23.14	29.29		23,080	1.32		1.25		(0.53)		109
R5	18.67	(0.04)	5.58	5.54	—	—	—	24.21	29.67		3,263	1.06		0.95		(0.20)		109
R6	18.99	(0.09)	5.74	5.65	—	—	—	24.64	29.75		78	1.07		0.90		(0.38)		109
Y	18.99	(0.02)	5.67	5.65	—	—	—	24.64	29.70		33,040	0.94		0.90		(0.08)		109
F(7)	18.76	(0.05)	2.59	2.54	—	—	—	21.30	13.49	(4)	81,831	0.92	(5)	0.90	(5)	(0.38	)(5)	109

The accompanying notes are an integral part of these financial statements.

77

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Small Company Fund – (continued)

For the Year Ended October 31, 2016
A	$19.36	$(0.14)	$(0.90)	$(1.04)	$—	$(2.58)	$(2.58)	$15.74	(5.73)%		$262,618	1.45%	1.43	%(21)	(0.87)%		81%
B	15.08	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.62	(6.40)		862	2.46	2.17	(21)	(1.59)		81
C	15.06	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.60	(6.41)		25,586	2.14	2.14	(21)	(1.58)		81
I	20.04	(0.10)	(0.93)	(1.03)	—	(2.58)	(2.58)	16.43	(5.45)		41,881	1.24	1.18	(21)	(0.61)		81
R3	20.77	(0.18)	(0.96)	(1.14)	—	(2.58)	(2.58)	17.05	(5.83)		29,662	1.62	1.58	(21)	(1.02)		81
R4	21.61	(0.13)	(1.01)	(1.14)	—	(2.58)	(2.58)	17.89	(5.58)		27,834	1.31	1.28	(21)	(0.71)		81
R5	22.37	(0.07)	(1.05)	(1.12)	—	(2.58)	(2.58)	18.67	(5.27)		5,283	1.00	0.97	(21)	(0.37)		81
R6	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)		9	0.90	0.90	(21)	(0.34)		81
Y	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)		98,620	0.90	0.90	(21)	(0.33)		81

For the Year Ended October 31, 2015
A	$24.83	$(0.17)	$(1.21)	$(1.38)	$—	$(4.09)	$(4.09)	$19.36	(6.22)%		$327,509	1.34%	1.34%		(0.77)%		96%
B	20.40	(0.27)	(0.96)	(1.23)	—	(4.09)	(4.09)	15.08	(6.98)		2,531	2.30	2.13		(1.56)		96
C	20.36	(0.25)	(0.96)	(1.21)	—	(4.09)	(4.09)	15.06	(6.87)		35,455	2.04	2.04		(1.47)		96
I	25.51	(0.12)	(1.26)	(1.38)	—	(4.09)	(4.09)	20.04	(6.03)		69,569	1.11	1.11		(0.55)		96
R3	26.39	(0.23)	(1.30)	(1.53)	—	(4.09)	(4.09)	20.77	(6.46)		35,865	1.54	1.54		(0.98)		96
R4	27.21	(0.17)	(1.34)	(1.51)	—	(4.09)	(4.09)	21.61	(6.15)		41,922	1.24	1.24		(0.68)		96
R5	27.95	(0.09)	(1.40)	(1.49)	—	(4.09)	(4.09)	22.37	(5.88)		30,053	0.97	0.95		(0.35)		96
R6(9)	28.20	(0.08)	(1.34)	(1.42)	—	(4.09)	(4.09)	22.69	(5.56	)(4)	9	0.91 (5)	0.90	(5)	(0.32	)(5)	96
Y	28.27	(0.07)	(1.42)	(1.49)	—	(4.09)	(4.09)	22.69	(5.80)		279,594	0.85	0.85		(0.28)		96

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Includes interest expense representing less than 0.005%.
(7)	Commenced operations on February 28, 2017.
(8)

Excluding the expenses not subject to cap, the ratios would have been 1.09%, 1.98%, 1.81%, 0.79%, 1.40%, 1.10%, 0.80%, 0.70% and 0.70% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(9)	Commenced operations on November 7, 2014.
(10)

Excluding the expenses not subject to cap, the ratios would have been 0.79%, 1.54%, 1.54%, 0.54%, 1.09%, 0.79%, 0.49%, 0.42% and 0.42% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(11)	Commenced operations on March 31, 2015.
(12)

Excluding the expenses not subject to cap, the ratios would have been 1.02%, 1.95%, 1.76%, 0.82%, 1.35%, 1.05%, 0.75%, 0.65% and 0.65% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(13)

Excluding the expenses not subject to cap, the ratios would have been 1.12%, 2.04%, 1.87%, 0.91%, 1.45%, 1.15%, 0.85%, 0.75% and 0.76% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(14)	Amount is less than $0.01 per share.
(15)	Commenced operations on February 28, 2019.
(16)

Excluding the expenses not subject to cap, the ratios would have been 1.28%, 2.10%, 2.00%, 1.04%, 1.54%, 1.23%, 0.93% and 0.83% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(17)	Commenced operations on February 28, 2018.
(18)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(19)

Excluding the expenses not subject to cap, the ratios would have been 1.23%, 2.09%, 1.95%, 0.90%, 1.52%, 1.20%, 0.90% and 0.79% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(20)

Excluding the expenses not subject to cap, the ratios would have been 1.30%, 2.05%, 2.05%, 0.99%, 1.50%, 1.20%, 0.90% and 0.85% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(21)

Excluding the expenses not subject to cap, the ratios would have been 1.40%, 2.15%, 2.11%, 1.15%, 1.55%, 1.25%, 0.95%, 0.88% and 0.88% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

78

Hartford Domestic Equity Funds

Notes to Financial Statements

April 30, 2020 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of thirty-seven and fourteen series, respectively, as of April 30, 2020. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Capital Appreciation Fund (the “Capital Appreciation Fund”)

Hartford Core Equity Fund (the “Core Equity Fund”)

The Hartford Dividend and Growth Fund (the “Dividend and Growth Fund”)

The Hartford Equity Income Fund (the “Equity Income Fund”)

The Hartford Healthcare Fund (the “Healthcare Fund”)

The Hartford MidCap Fund (the “MidCap Fund”)

The Hartford MidCap Value Fund (the “MidCap Value Fund”)

Hartford Small Cap Value Fund (the “Small Cap Value Fund”)

The Hartford Small Company Fund (the “Small Company Fund”)

The Hartford Mutual Funds II, Inc.:

The Hartford Growth Opportunities Fund (the “Growth Opportunities Fund”)

Hartford Quality Value Fund (the “Quality Value Fund”)

The Hartford Small Cap Growth Fund (the “Small Cap Growth Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class Y and Class F shares. Core Equity Fund has registered for sale Class T shares. As of April 30, 2020, Class T shares have not commenced operations. Each Fund, except the MidCap Value Fund, has registered for sale Class R6 shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. The Small Cap Growth Fund is closed to new investors, subject to certain exceptions. For more information please see the Fund’s prospectus.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

79

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the respective Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

80

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

Growth Opportunities Fund Level 3 Holdings on April 30, 2020

Quantitative Information about Level 3 Fair Value Measurements:

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range (Weighted Average)	Fair Value at April 30, 2020

Common Stock
Market Approach	EV/Revenue	3.63x - 5.0x (4.32x)	$1,790,038
Last Trade	Trade Price	$5.15 - $228.74 (167.68)	21,354,876

Total			$23,144,914

Escrows
Future Distribution	Discount	20% - 50% (29.7%)	$455,841

Total			$455,841

Convertible Preferred Stock
Market Approach	EV/Revenue	0.69x - 5.6x (2.10x)	$73,264,309
Market Approach	EV/EBITDA	8.5x	6,859,193
Last Trade	Trade price	$7.78	5,616,421

Total			$85,739,923

Total			$109,340,678

*

The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.

Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Please refer to Note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain on investments in these securities, if applicable.

81

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

3.	Securities and Other Investments:

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received

82

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2020, each of Capital Appreciation Fund and Core Equity Fund had used futures contracts.

b)	Additional Derivative Instrument Information:

Capital Appreciation Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$9,612,123	$—	$—	$9,612,123

Total	$—	$—	$—	$9,612,123	$—	$—	$9,612,123

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(13,609,257)	$—	$—	$(13,609,257)

Total	$—	$—	$—	$(13,609,257)	$—	$—	$(13,609,257)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$8,193,242	$—	$—	$8,193,242

Total	$—	$—	$—	$8,193,242	$—	$—	$8,193,242

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	522

Core Equity Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$6,777,870	$—	$—	$6,777,870

Total	$—	$—	$—	$6,777,870	$—	$—	$6,777,870

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

83

Hartford Domestic Equity Funds

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Core Equity Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(5,463,885)	$—	$—	$(5,463,885)

Total	$—	$—	$—	$(5,463,885)	$—	$—	$(5,463,885)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$5,184,777	$—	$—	$5,184,777

Total	$—	$—	$—	$5,184,777	$—	$—	$5,184,777

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	884

c)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of April 30, 2020:

Capital Appreciation Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$9,612,123	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	9,612,123	—

Derivatives not subject to a MNA	(9,612,123)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Core Equity Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$6,777,870	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,777,870	—

Derivatives not subject to a MNA	(6,777,870)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived

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April 30, 2020 (Unaudited)

adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. A recent outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2020. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period. The Funds had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2019 (tax year-end).

Under the current tax law, net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes, often referred to as Late-Year Ordinary Losses. At October 31, 2019, the following Funds elected to defer Late-Year Ordinary Losses:

Fund	Amount
Growth Opportunities Fund	$2,579,043
MidCap Fund	17,410,935
Small Cap Growth Fund	1,796,698
Small Company Fund	209,429

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Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

c)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2020 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$5,460,155,904	$864,476,756	$(326,902,471)	$537,574,285
Core Equity Fund	5,714,959,033	1,220,701,681	(187,080,980)	1,033,620,701
Dividend and Growth Fund	6,688,985,394	1,943,546,226	(382,732,223)	1,560,814,003
Equity Income Fund	3,009,491,975	627,460,555	(168,525,826)	458,934,729
Growth Opportunities Fund	3,842,856,238	942,709,763	(151,540,969)	791,168,794
Healthcare Fund	1,140,612,093	343,576,575	(87,894,485)	255,682,090
MidCap Fund	11,545,504,364	2,243,039,468	(966,097,951)	1,276,941,517
MidCap Value Fund	621,521,933	38,103,167	(78,702,870)	(40,599,703)
Quality Value Fund	173,147,074	17,168,262	(19,999,759)	(2,831,497)
Small Cap Growth Fund	780,288,399	163,909,654	(83,191,127)	80,718,527
Small Cap Value Fund	90,503,740	3,176,337	(19,212,919)	(16,036,582)
Small Company Fund	521,658,257	75,239,739	(32,047,690)	43,192,049

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2020; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion

Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion

Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion

Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion

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April 30, 2020 (Unaudited)

Fund	Management Fee Rates

MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Quality Value Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $4 billion and;
0.3250% on next $5 billion and;
0.3225% over $10 billion

Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. Effective January 1, 2020, the fund accounting agreement with respect to each Fund was modified to reflect a new fee structure. Under this revised fee structure, HFMC is entitled to receive the following fee with respect to each Fund: the sub-accounting fee payable by HFMC to State Street plus the amount of expenses that HFMC allocates for providing the fund accounting services.

From November 1, 2019 through December 31, 2019, the accounting services fees for each Fund were accrued daily and paid monthly at the rates below.

Capital Appreciation Fund, Growth Opportunities Fund and Small Company Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.022%
next $3.5 billion and	0.018%
Amount over $7 billion	0.015%

Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Quality Value Fund, Small Cap Growth Fund and Small Cap Value Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.018%
next $3.5 billion and	0.014%
Amount over $7 billion	0.010%

c)

Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain

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April 30, 2020 (Unaudited)

expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2020, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), through February 28, 2021 (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Quality Value Fund	0.96%	1.71%	0.66%	1.18%	0.88%	0.63%	0.46%	0.57%	0.46%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
Small Company Fund	1.40%	2.15%	1.15%	1.55%	1.25%	0.95%	0.90%	0.95%	0.90%

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the six-month period ended April 30, 2020, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.07%	1.86%	0.79%	1.42%	1.11%	0.81%	0.70%	0.74%	0.70%
Core Equity Fund	0.72%	1.46%	0.45%	1.08%	0.72%	0.46%	0.37%	0.44%	0.37%
Dividend and Growth Fund	0.99%	1.78%	0.73%	1.35%	1.05%	0.74%	0.64%	0.68%	0.64%
Equity Income Fund	1.00%	1.76%	0.74%	1.36%	1.05%	0.77%	0.66%	0.71%	0.66%
Growth Opportunities Fund	1.11%	1.87%	0.84%	1.46%	1.16%	0.85%	0.74%	0.79%	0.74%
Healthcare Fund	1.28%	2.05%	1.00%	1.61%	1.31%	1.00%	0.90%	0.96%	0.90%
MidCap Fund	1.10%	1.87%	0.86%	1.45%	1.14%	0.85%	0.74%	0.78%	0.74%
MidCap Value Fund	1.23%	2.01%	0.90%	1.51%	1.21%	0.90%	N/A	0.85%	0.80%
Quality Value Fund	0.91%	1.71%	0.57%	1.16%	0.87%	0.56%	0.46%	0.56%	0.46%
Small Cap Growth Fund	1.25%	1.91%	0.84%	1.47%	1.17%	0.88%	0.76%	0.80%	0.76%
Small Cap Value Fund	1.29%	2.03%	0.90%	1.40%	1.20%	0.90%	0.79%	0.85%	0.80%
Small Company Fund	1.32%	2.13%	1.00%	1.55%	1.25%	0.95%	0.89%	0.95%	0.89%

e)

Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2020, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$1,042,236	$14,550
Core Equity Fund	1,783,452	55,462
Dividend and Growth Fund	1,785,604	21,047
Equity Income Fund	765,491	9,626
Growth Opportunities Fund	1,084,964	13,853
Healthcare Fund	338,766	4,012
MidCap Fund	1,687,999	34,156
MidCap Value Fund	258,317	1,608
Quality Value Fund	59,815	170
Small Cap Growth Fund	22,104	94
Small Cap Value Fund	19,286	47
Small Company Fund	241,966	1,864

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2020, Class T shares have not commenced operations. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used

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Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (of HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statements of Operations.

f)

Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2020, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Capital Appreciation Fund	$3,827
Core Equity Fund	3,676
Dividend and Growth Fund	5,070
Equity Income Fund	2,219
Growth Opportunities Fund	2,752
Healthcare Fund	749
MidCap Fund	7,872
MidCap Value Fund	398
Quality Value Fund	111
Small Cap Growth Fund	574
Small Cap Value Fund	54
Small Company Fund	354

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below ). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.11%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class F	0.004%

Effective February 28, 2020, HASCO has contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows through February 28, 2021, unless the Board of Directors approve its earlier termination:

Fund	Class I	Class Y
Capital Appreciation Fund	N/A	0.06%
Core Equity Fund	N/A	0.08%
Dividend and Growth Fund	N/A	0.04%
Equity Income Fund	N/A	0.06%
Growth Opportunities Fund	N/A	0.04%
Healthcare Fund	N/A	0.05%
MidCap Fund	0.12%	0.04%
MidCap Value Fund	N/A	0.07%
Small Cap Growth Fund	N/A	0.04%

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Notes to Financial Statements – (continued)

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From November 1, 2019 through February 27, 2020, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:

Fund	Class I	Class Y
Capital Appreciation Fund	N/A	0.04%
Core Equity Fund	N/A	0.06%
Dividend and Growth Fund	N/A	0.05%
Equity Income Fund	N/A	0.05%
Growth Opportunities Fund	N/A	0.05%
Healthcare Fund	N/A	0.06%
MidCap Fund	0.12%	0.04%
MidCap Value Fund	N/A	0.05%
Small Cap Growth Fund	N/A	0.04%

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2020, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	0.13%	0.16%	0.09%	0.22%	0.16%	0.11%	0.00%	0.05%	0.00%
Core Equity Fund	0.10%	0.09%	0.08%	0.21%	0.15%	0.09%	0.00%	0.07%	0.00%
Dividend and Growth Fund	0.11%	0.14%	0.09%	0.22%	0.16%	0.10%	0.00%	0.05%	0.00%
Equity Income Fund	0.10%	0.11%	0.09%	0.21%	0.15%	0.11%	0.00%	0.05%	0.00%
Growth Opportunities Fund	0.13%	0.12%	0.10%	0.22%	0.17%	0.11%	0.00%	0.05%	0.00%
Healthcare Fund	0.14%	0.15%	0.10%	0.21%	0.16%	0.10%	0.00%	0.06%	0.00%
MidCap Fund	0.12%	0.13%	0.14%	0.21%	0.17%	0.11%	0.00%	0.04%	0.00%
MidCap Value Fund	0.19%	0.22%	0.10%	0.22%	0.17%	0.11%	N/A	0.05%	0.00%
Quality Value Fund	0.21%	0.25%	0.11%	0.22%	0.16%	0.10%	0.00%	0.10%	0.00%
Small Cap Growth Fund	0.25%	0.15%	0.08%	0.22%	0.16%	0.11%	0.00%	0.04%	0.00%
Small Cap Value Fund	0.25%	0.25%	0.12%	0.22%	0.17%	0.10%	0.00%	0.10%	0.00%
Small Company Fund	0.19%	0.25%	0.12%	0.22%	0.17%	0.12%	0.00%	0.07%	0.00%

8.	Securities Lending:

Each Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to a certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

90

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of April 30, 2020.

	Investment Securities on Loan, at market value, Presented on the Statement of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Capital Appreciation Fund	$27,133,542	$(27,133,542)	$—
Dividend and Growth Fund	169,941	(169,941)	—
Growth Opportunities Fund	32,029,437	(32,029,437)	—
Healthcare Fund	20,766,227	(20,766,227)	—
MidCap Fund	295,957,091	(295,957,091)	—
MidCap Value Fund	1,237,918	(1,237,918)	—
Small Cap Growth Fund	7,633,899	(7,633,899)	—
Small Cap Value Fund	2,406,580	(2,406,580)	—
Small Company Fund	9,751,628	(9,751,628)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Capital Appreciation Fund	$28,574,978	$11,369
Dividend and Growth Fund	182,523	—
Growth Opportunities Fund	33,506,118	—
Healthcare Fund	22,384,038	—
MidCap Fund	318,895,074	—
MidCap Value Fund	1,448,696	—
Small Cap Growth Fund	8,048,142	—
Small Cap Value Fund	2,608,521	—
Small Company Fund	10,102,939	—

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Capital Appreciation Fund
Securities Lending Transactions(1)
Common Stocks	$28,574,978	$—	$—	$—	$28,574,978

Total Borrowings	$28,574,978	$—	$—	$—	$28,574,978

Gross amount of recognized liabilities for securities lending transactions					$28,574,978

Dividend and Growth Fund
Securities Lending Transactions(1)
Common Stocks	$182,523	$—	$—	$—	$182,523

Total Borrowings	$182,523	$—	$—	$—	$182,523

Gross amount of recognized liabilities for securities lending transactions					$182,523

Growth Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$33,506,118	$—	$—	$—	$33,506,118

Total Borrowings	$33,506,118	$—	$—	$—	$33,506,118

Gross amount of recognized liabilities for securities lending transactions					$33,506,118

91

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Healthcare Fund
Securities Lending Transactions(1)
Common Stocks	$22,384,038	$—	$—	$—	$22,384,038

Total Borrowings	$22,384,038	$—	$—	$—	$22,384,038

Gross amount of recognized liabilities for securities lending transactions					$22,384,038

MidCap Fund
Securities Lending Transactions(1)
Common Stocks	$318,895,074	$—	$—	$—	$318,895,074

Total Borrowings	$318,895,074	$—	$—	$—	$318,895,074

Gross amount of recognized liabilities for securities lending transactions					$318,895,074

MidCap Value Fund
Securities Lending Transactions(1)
Common Stocks	$1,448,696	$—	$—	$—	$1,448,696

Total Borrowings	$1,448,696	$—	$—	$—	$1,448,696

Gross amount of recognized liabilities for securities lending transactions					$1,448,696

Small Cap Growth Fund
Securities Lending Transactions(1)
Common Stocks	$8,048,142	$—	$—	$—	$8,048,142

Total Borrowings	$8,048,142	$—	$—	$—	$8,048,142

Gross amount of recognized liabilities for securities lending transactions					$8,048,142

Small Cap Value Fund
Securities Lending Transactions(1)
Common Stocks	$2,608,521	$—	$—	$—	$2,608,521

Total Borrowings	$2,608,521	$—	$—	$—	$2,608,521

Gross amount of recognized liabilities for securities lending transactions					$2,608,521

Small Company Fund
Securities Lending Transactions(1)
Common Stocks	$10,102,939	$—	$—	$—	$10,102,939

Total Borrowings	$10,102,939	$—	$—	$—	$10,102,939

Gross amount of recognized liabilities for securities lending transactions					$10,102,939

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

10.	Affiliate Holdings:

As of April 30, 2020, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Healthcare Fund	—	—	—	—	—	—	0%*	—	—
Quality Value Fund	—	—	—	—	—	—	13%	—	—
Small Cap Value Fund	—	—	—	—	—	43%	6%	—	—

Percentage of Fund by Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5		Class R6		Class Y	Class F
Healthcare Fund	—	—	—	—	—	—		0	%*	—	—
Quality Value Fund	—	—	—	—	—	—		0	%*	—	—
Small Cap Value Fund	—	—	—	—	—	0	%*	0	%*	—	—

*	Percentage rounds to zero.

92

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

As of April 30, 2020, affiliated funds of funds and certain 529 plans for which HFMC serves as the program manager (the “529 plans”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds and the 529 plans. Affiliated funds of funds and the 529 plans owned shares in the Funds listed below as follows:

Funds	Percentage of Fund*
Capital Appreciation Fund	8%
Core Equity Fund	5%
Dividend and Growth Fund	10%
Equity Income Fund	7%
Growth Opportunities Fund	2%
MidCap Fund	1%
MidCap Value Fund	2%
Small Cap Growth Fund	4%
Small Cap Value Fund	45%
Small Company Fund	9%

*	As of April 30, 2020, affiliated funds of funds and the 529 plans invest in Class F shares.

11.	Investment Transactions:

For the six-month period ended April 30, 2020, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$2,597,001,923	$3,169,477,168	$—	$—	$2,597,001,923	$3,169,477,168
Core Equity Fund	2,134,473,283	803,620,226	—	—	2,134,473,283	803,620,226
Dividend and Growth Fund	1,639,081,185	1,529,056,569	—	—	1,639,081,185	1,529,056,569
Equity Income Fund	476,491,772	663,704,134	—	—	476,491,772	663,704,134
Growth Opportunities Fund	2,410,632,045	2,991,170,152	—	—	2,410,632,045	2,991,170,152
Healthcare Fund	386,454,704	442,741,476	—	—	386,454,704	442,741,476
MidCap Fund	2,549,284,676	3,129,838,615	—	—	2,549,284,676	3,129,838,615
MidCap Value Fund	220,084,126	189,867,164	—	—	220,084,126	189,867,164
Quality Value Fund	32,361,055	43,139,679	—	—	32,361,055	43,139,679
Small Cap Growth Fund	213,588,694	326,461,380	—	—	213,588,694	326,461,380
Small Cap Value Fund	26,352,724	30,472,149	—	—	26,352,724	30,472,149
Small Company Fund	351,843,345	372,732,412	—	—	351,843,345	372,732,412

12.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2020, and the year ended October 31, 2019:

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	2,963,054	$101,025,852	6,684,086	$232,423,382
Shares Issued for Reinvested Dividends	6,205,381	227,070,201	22,329,307	687,462,739
Shares Redeemed	(11,995,095)	(413,337,771)	(24,060,103)	(834,177,503)

Net Increase (Decrease)	(2,826,660)	(85,241,718)	4,953,290	85,708,618

Class C
Shares Sold	433,141	$10,690,440	1,093,708	$26,748,681
Shares Issued for Reinvested Dividends	576,523	15,076,069	3,194,762	71,977,983
Shares Redeemed	(2,726,471)	(68,456,732)	(8,552,882)	(220,040,659)

Net Increase (Decrease)	(1,716,807)	(42,690,223)	(4,264,412)	(121,313,995)

Class I
Shares Sold	1,280,799	$45,456,032	2,525,910	$87,546,675
Shares Issued for Reinvested Dividends	771,728	28,460,949	2,918,816	90,422,933
Shares Redeemed	(3,349,791)	(115,366,113)	(7,113,244)	(243,912,297)

Net Increase (Decrease)	(1,297,264)	(41,449,132)	(1,668,518)	(65,942,689)

93

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Capital Appreciation Fund – (continued)
Class R3
Shares Sold	77,933	$2,913,971	112,855	$4,432,352
Shares Issued for Reinvested Dividends	46,694	1,912,115	236,998	8,150,367
Shares Redeemed	(228,212)	(8,943,419)	(607,653)	(23,140,877)

Net Increase (Decrease)	(103,585)	(4,117,333)	(257,800)	(10,558,158)

Class R4
Shares Sold	70,405	$2,953,570	84,709	$3,432,233
Shares Issued for Reinvested Dividends	34,702	1,480,745	183,710	6,552,532
Shares Redeemed	(173,212)	(7,349,941)	(573,752)	(23,412,700)

Net Increase (Decrease)	(68,105)	(2,915,626)	(305,333)	(13,427,935)

Class R5
Shares Sold	48,259	$1,991,513	181,208	$7,914,397
Shares Issued for Reinvested Dividends	37,234	1,629,967	122,722	4,476,273
Shares Redeemed	(102,115)	(4,281,249)	(205,507)	(8,681,890)

Net Increase (Decrease)	(16,622)	(659,769)	98,423	3,708,780

Class R6
Shares Sold	121,487	$4,734,019	267,939	$11,761,170
Shares Issued for Reinvested Dividends	80,778	3,562,525	257,757	9,465,639
Shares Redeemed	(128,695)	(5,311,170)	(319,035)	(13,587,366)

Net Increase (Decrease)	73,570	2,985,374	206,661	7,639,443

Class Y
Shares Sold	265,839	$11,543,695	941,007	$38,590,999
Shares Issued for Reinvested Dividends	187,899	8,281,321	618,487	22,707,855
Shares Redeemed	(1,747,004)	(76,692,053)	(1,311,560)	(54,361,429)

Net Increase (Decrease)	(1,293,266)	(56,867,037)	247,934	6,937,425

Class F
Shares Sold	2,450,737	$77,042,837	2,208,483	$75,649,434
Shares Issued for Reinvested Dividends	1,088,641	40,167,416	4,119,442	127,618,948
Shares Redeemed	(3,154,485)	(108,878,469)	(8,650,541)	(303,183,820)

Net Increase (Decrease)	384,893	8,331,784	(2,322,616)	(99,915,438)

Total Net Increase (Decrease)	(6,863,846)	$(222,623,680)	(3,312,371)	$(207,163,949)

Core Equity Fund
Class A
Shares Sold	7,006,914	$225,718,630	8,354,312	$252,717,104
Shares Issued for Reinvested Dividends	652,242	22,377,565	1,170,588	31,856,185
Shares Redeemed	(4,430,049)	(138,030,227)	(5,215,218)	(160,692,456)

Net Increase (Decrease)	3,229,107	110,065,968	4,309,682	123,880,833

Class C
Shares Sold	2,945,363	$87,236,336	3,448,909	$95,348,410
Shares Issued for Reinvested Dividends	247,606	7,653,796	502,591	12,459,225
Shares Redeemed	(1,651,731)	(48,018,134)	(2,521,277)	(70,389,801)

Net Increase (Decrease)	1,541,238	46,871,998	1,430,223	37,417,834

Class I
Shares Sold	33,291,622	$1,061,391,912	25,472,720	$784,168,575
Shares Issued for Reinvested Dividends	1,340,855	46,209,109	1,993,782	54,347,120
Shares Redeemed	(15,532,911)	(479,333,843)	(12,866,239)	(391,201,983)

Net Increase (Decrease)	19,099,566	628,267,178	14,600,263	447,313,712

Class R3
Shares Sold	318,244	$10,741,517	211,237	$6,632,389
Shares Issued for Reinvested Dividends	21,100	731,315	48,300	1,333,045
Shares Redeemed	(226,066)	(7,414,544)	(389,729)	(12,245,081)

Net Increase (Decrease)	113,278	4,058,288	(130,192)	(4,279,647)

Class R4
Shares Sold	864,968	$29,451,507	1,180,826	$37,776,886
Shares Issued for Reinvested Dividends	100,713	3,564,282	208,644	5,850,946
Shares Redeemed	(757,169)	(25,201,139)	(1,698,103)	(53,981,141)

Net Increase (Decrease)	208,512	7,814,650	(308,633)	(10,353,309)

94

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

Core Equity Fund – (continued)
Class R5
Shares Sold	729,060	$24,302,894	1,436,917	$45,315,419
Shares Issued for Reinvested Dividends	159,932	5,552,692	323,315	8,879,357
Shares Redeemed	(1,633,121)	(54,917,405)	(1,502,323)	(47,538,353)

Net Increase (Decrease)	(744,129)	(25,061,819)	257,909	6,656,423

Class R6
Shares Sold	8,083,948	$264,510,669	4,632,883	$148,100,189
Shares Issued for Reinvested Dividends	209,189	7,302,091	253,490	6,992,185
Shares Redeemed	(1,296,044)	(42,491,358)	(2,017,998)	(61,880,496)

Net Increase (Decrease)	6,997,093	229,321,402	2,868,375	93,211,878

Class Y
Shares Sold	9,555,176	$315,451,272	5,881,409	$182,841,788
Shares Issued for Reinvested Dividends	285,662	9,972,693	370,855	10,229,172
Shares Redeemed	(2,275,789)	(74,092,984)	(2,374,093)	(71,937,946)

Net Increase (Decrease)	7,565,049	251,330,981	3,878,171	121,133,014

Class F
Shares Sold	15,238,832	$495,552,015	33,881,513	$1,030,449,832
Shares Issued for Reinvested Dividends	1,403,840	48,429,362	1,240,370	33,816,032
Shares Redeemed	(10,403,014)	(320,856,452)	(6,710,781)	(209,251,668)

Net Increase (Decrease)	6,239,658	223,124,925	28,411,102	855,014,196

Total Net Increase (Decrease)	44,249,372	$1,475,793,571	55,316,900	$1,669,994,934

Dividend and Growth Fund
Class A
Shares Sold	7,459,999	$176,143,712	10,848,253	$260,738,740
Shares Issued for Reinvested Dividends	5,431,596	136,788,600	16,688,013	372,818,519
Shares Redeemed	(13,935,936)	(334,856,993)	(20,698,694)	(499,914,217)

Net Increase (Decrease)	(1,044,341)	(21,924,681)	6,837,572	133,643,042

Class C
Shares Sold	972,666	$23,155,431	1,414,298	$32,132,341
Shares Issued for Reinvested Dividends	259,419	6,342,279	1,026,732	21,933,732
Shares Redeemed	(1,483,934)	(34,368,765)	(3,932,419)	(91,472,582)

Net Increase (Decrease)	(251,849)	(4,871,055)	(1,491,389)	(37,406,509)

Class I
Shares Sold	13,969,860	$326,815,742	13,889,977	$332,507,196
Shares Issued for Reinvested Dividends	1,634,040	40,689,595	3,988,160	88,918,028
Shares Redeemed	(9,300,296)	(213,022,830)	(9,237,704)	(220,366,922)

Net Increase (Decrease)	6,303,604	154,482,507	8,640,433	201,058,302

Class R3
Shares Sold	177,085	$4,317,593	328,462	$8,057,448
Shares Issued for Reinvested Dividends	87,644	2,255,166	314,415	7,102,460
Shares Redeemed	(414,609)	(10,411,802)	(931,518)	(22,971,895)

Net Increase (Decrease)	(149,880)	(3,839,043)	(288,641)	(7,811,987)

Class R4
Shares Sold	400,870	$9,865,027	1,040,819	$25,469,227
Shares Issued for Reinvested Dividends	120,475	3,112,543	460,939	10,513,161
Shares Redeemed	(899,712)	(22,767,819)	(2,335,283)	(58,396,232)

Net Increase (Decrease)	(378,367)	(9,790,249)	(833,525)	(22,413,844)

Class R5
Shares Sold	1,518,474	$37,850,679	3,271,224	$81,329,519
Shares Issued for Reinvested Dividends	120,615	3,119,496	245,192	5,650,369
Shares Redeemed	(1,650,249)	(41,619,369)	(1,841,585)	(46,178,130)

Net Increase (Decrease)	(11,160)	(649,194)	1,674,831	40,801,758

Class R6
Shares Sold	2,939,609	$65,111,782	2,225,050	$55,216,561
Shares Issued for Reinvested Dividends	180,999	4,611,837	391,648	9,024,849
Shares Redeemed	(741,211)	(17,939,964)	(993,067)	(24,710,883)

Net Increase (Decrease)	2,379,397	51,783,655	1,623,631	39,530,527

95

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

Dividend and Growth Fund – (continued)
Class Y
Shares Sold	5,572,089	$141,094,961	5,457,856	$135,046,773
Shares Issued for Reinvested Dividends	930,819	24,022,972	2,777,641	63,824,725
Shares Redeemed	(4,432,620)	(101,673,276)	(5,583,324)	(138,468,750)

Net Increase (Decrease)	2,070,288	63,444,657	2,652,173	60,402,748

Class F
Shares Sold	14,697,130	$334,415,829	16,093,030	$386,215,855
Shares Issued for Reinvested Dividends	4,450,396	110,750,477	12,928,718	287,825,698
Shares Redeemed	(11,769,901)	(278,170,682)	(20,334,098)	(490,952,552)

Net Increase (Decrease)	7,377,625	166,995,624	8,687,650	183,089,001

Total Net Increase (Decrease)	16,295,317	$395,632,221	27,502,735	$590,893,038

Equity Income Fund
Class A
Shares Sold	3,842,176	$67,504,955	6,480,746	$121,285,443
Shares Issued for Reinvested Dividends	5,937,515	111,649,007	7,839,935	137,242,745
Shares Redeemed	(7,807,493)	(137,059,795)	(13,808,960)	(258,119,451)

Net Increase (Decrease)	1,972,198	42,094,167	511,721	408,737

Class C
Shares Sold	667,980	$11,956,768	1,403,741	$25,634,319
Shares Issued for Reinvested Dividends	979,785	18,415,419	1,490,092	25,756,245
Shares Redeemed	(2,342,876)	(41,506,267)	(5,337,720)	(99,926,506)

Net Increase (Decrease)	(695,111)	(11,134,080)	(2,443,887)	(48,535,942)

Class I
Shares Sold	8,259,095	$142,349,481	12,788,727	$238,778,998
Shares Issued for Reinvested Dividends	3,511,393	65,564,494	5,610,079	97,562,348
Shares Redeemed	(11,130,866)	(190,446,986)	(30,170,664)	(559,232,499)

Net Increase (Decrease)	639,622	17,466,989	(11,771,858)	(222,891,153)

Class R3
Shares Sold	179,782	$3,164,441	201,583	$3,801,906
Shares Issued for Reinvested Dividends	157,140	2,968,373	229,662	4,011,859
Shares Redeemed	(473,947)	(8,697,404)	(671,796)	(12,589,934)

Net Increase (Decrease)	(137,025)	(2,564,590)	(240,551)	(4,776,169)

Class R4
Shares Sold	408,642	$7,096,022	517,003	$9,693,018
Shares Issued for Reinvested Dividends	151,830	2,867,419	271,292	4,754,392
Shares Redeemed	(529,715)	(9,923,900)	(1,721,384)	(32,616,945)

Net Increase (Decrease)	30,757	39,541	(933,089)	(18,169,535)

Class R5
Shares Sold	447,587	$8,310,417	1,131,152	$21,619,237
Shares Issued for Reinvested Dividends	253,116	4,805,164	360,589	6,368,591
Shares Redeemed	(1,320,681)	(24,566,195)	(1,508,603)	(28,818,781)

Net Increase (Decrease)	(619,978)	(11,450,614)	(16,862)	(830,953)

Class R6
Shares Sold	716,977	$13,477,409	1,148,910	$22,234,541
Shares Issued for Reinvested Dividends	190,778	3,615,596	193,154	3,429,995
Shares Redeemed	(443,261)	(8,090,572)	(544,409)	(10,408,102)

Net Increase (Decrease)	464,494	9,002,433	797,655	15,256,434

Class Y
Shares Sold	1,225,592	$22,290,728	2,508,088	$47,678,296
Shares Issued for Reinvested Dividends	358,252	6,796,883	658,477	11,609,476
Shares Redeemed	(1,779,786)	(30,542,516)	(5,123,450)	(95,079,692)

Net Increase (Decrease)	(195,942)	(1,454,905)	(1,956,885)	(35,791,920)

Class F
Shares Sold	6,577,908	$115,336,847	10,316,801	$193,403,821
Shares Issued for Reinvested Dividends	3,722,809	69,376,348	4,372,836	76,382,908
Shares Redeemed	(5,489,203)	(97,338,174)	(8,455,981)	(159,836,569)

Net Increase (Decrease)	4,811,514	87,375,021	6,233,656	109,950,160

Total Net Increase (Decrease)	6,270,529	$129,373,962	(9,820,100)	$(205,380,341)

96

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Growth Opportunities Fund
Class A
Shares Sold	2,678,701	$99,892,678	5,563,708	$213,086,115
Shares Issued for Reinvested Dividends	3,358,472	128,192,872	13,501,045	442,159,235
Shares Redeemed	(4,733,400)	(178,445,677)	(9,974,318)	(382,016,437)

Net Increase (Decrease)	1,303,773	49,639,873	9,090,435	273,228,913

Class C
Shares Sold	1,173,901	$21,717,972	3,170,815	$62,375,652
Shares Issued for Reinvested Dividends	1,561,688	29,063,009	5,635,659	96,538,837
Shares Redeemed	(2,933,338)	(54,679,129)	(6,028,908)	(121,531,114)

Net Increase (Decrease)	(197,749)	(3,898,148)	2,777,566	37,383,375

Class I
Shares Sold	4,030,863	$162,275,947	11,781,273	$478,068,139
Shares Issued for Reinvested Dividends	1,712,981	69,821,119	8,365,419	290,614,670
Shares Redeemed	(11,383,226)	(461,319,809)	(19,254,836)	(785,597,820)

Net Increase (Decrease)	(5,639,382)	(229,222,743)	891,856	(16,915,011)

Class R3
Shares Sold	93,951	$3,505,584	218,666	$8,369,169
Shares Issued for Reinvested Dividends	70,480	2,685,999	309,474	10,153,854
Shares Redeemed	(310,807)	(12,121,199)	(429,915)	(16,932,192)

Net Increase (Decrease)	(146,376)	(5,929,616)	98,225	1,590,831

Class R4
Shares Sold	120,582	$4,969,449	250,422	$10,352,870
Shares Issued for Reinvested Dividends	84,663	3,477,115	446,887	15,681,250
Shares Redeemed	(453,956)	(18,969,916)	(746,989)	(31,374,403)

Net Increase (Decrease)	(248,711)	(10,523,352)	(49,680)	(5,340,283)

Class R5
Shares Sold	78,147	$3,431,163	186,925	$8,171,987
Shares Issued for Reinvested Dividends	30,971	1,353,114	109,194	4,050,013
Shares Redeemed	(257,394)	(11,613,919)	(119,452)	(5,325,984)

Net Increase (Decrease)	(148,276)	(6,829,642)	176,667	6,896,016

Class R6
Shares Sold	161,803	$7,337,526	357,710	$15,726,095
Shares Issued for Reinvested Dividends	28,918	1,288,564	64,798	2,446,116
Shares Redeemed	(98,131)	(4,355,219)	(159,208)	(7,327,990)

Net Increase (Decrease)	92,590	4,270,871	263,300	10,844,221

Class Y
Shares Sold	221,337	$9,920,149	1,911,323	$84,186,840
Shares Issued for Reinvested Dividends	199,027	8,864,641	650,084	24,540,654
Shares Redeemed	(613,457)	(27,158,243)	(1,452,543)	(67,133,531)

Net Increase (Decrease)	(193,093)	(8,373,453)	1,108,864	41,593,963

Class F
Shares Sold	1,570,434	$63,442,805	3,874,932	$160,316,539
Shares Issued for Reinvested Dividends	769,915	31,497,242	2,537,024	88,339,164
Shares Redeemed	(1,730,232)	(70,976,366)	(2,258,227)	(94,166,031)

Net Increase (Decrease)	610,117	23,963,681	4,153,729	154,489,672

Total Net Increase (Decrease)	(4,567,107)	$(186,902,529)	18,510,962	$503,771,697

Healthcare Fund
Class A
Shares Sold	716,142	$25,572,731	1,270,592	$42,474,857
Shares Issued for Reinvested Dividends	1,142,448	42,179,217	1,531,546	47,003,147
Shares Redeemed	(1,740,489)	(61,998,775)	(3,947,053)	(131,520,198)

Net Increase (Decrease)	118,101	5,753,173	(1,144,915)	(42,042,194)

Class C
Shares Sold	234,552	$6,553,400	386,423	$10,098,608
Shares Issued for Reinvested Dividends	382,047	10,983,839	549,060	13,440,993
Shares Redeemed	(756,537)	(21,307,691)	(1,751,911)	(46,660,248)

Net Increase (Decrease)	(139,938)	(3,770,452)	(816,428)	(23,120,647)

97

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Healthcare Fund – (continued)
Class I
Shares Sold	1,367,504	$52,062,782	1,860,549	$65,494,008
Shares Issued for Reinvested Dividends	416,322	16,319,822	716,965	23,208,155
Shares Redeemed	(1,220,368)	(45,881,654)	(5,201,462)	(180,879,649)

Net Increase (Decrease)	563,458	22,500,950	(2,623,948)	(92,177,486)

Class R3
Shares Sold	97,995	$3,584,383	140,316	$4,727,398
Shares Issued for Reinvested Dividends	55,830	2,117,618	82,110	2,592,207
Shares Redeemed	(251,400)	(9,234,747)	(381,548)	(13,280,244)

Net Increase (Decrease)	(97,575)	(3,532,746)	(159,122)	(5,960,639)

Class R4
Shares Sold	120,181	$4,705,706	153,972	$5,595,659
Shares Issued for Reinvested Dividends	36,845	1,484,498	61,171	2,038,224
Shares Redeemed	(230,269)	(9,156,773)	(397,220)	(14,387,290)

Net Increase (Decrease)	(73,243)	(2,966,569)	(182,077)	(6,753,407)

Class R5
Shares Sold	128,715	$5,372,872	98,097	$3,776,425
Shares Issued for Reinvested Dividends	8,515	362,223	12,444	435,292
Shares Redeemed	(75,164)	(2,953,350)	(158,841)	(6,002,309)

Net Increase (Decrease)	62,066	2,781,745	(48,300)	(1,790,592)

Class R6(1)
Shares Sold	36,632	$1,541,196	33,146	$1,302,429
Shares Issued for Reinvested Dividends	3,211	138,636	—	—
Shares Redeemed	(5,657)	(229,239)	(660)	(26,300)

Net Increase (Decrease)	34,186	1,450,593	32,486	1,276,129

Class Y
Shares Sold	286,891	$11,739,611	669,883	$26,123,541
Shares Issued for Reinvested Dividends	96,305	4,156,525	94,877	3,362,455
Shares Redeemed	(214,786)	(8,843,358)	(354,102)	(13,626,705)

Net Increase (Decrease)	168,410	7,052,778	410,658	15,859,291

Class F
Shares Sold	27,964	$1,091,144	72,466	$2,542,615
Shares Issued for Reinvested Dividends	45,179	1,776,419	158,658	5,145,276
Shares Redeemed	(79,703)	(3,052,316)	(1,561,880)	(51,838,121)

Net Increase (Decrease)	(6,560)	(184,753)	(1,330,756)	(44,150,230)

Total Net Increase (Decrease)	628,905	$29,084,719	(5,862,402)	$(198,859,775)

MidCap Fund
Class A
Shares Sold	4,404,196	$122,749,484	10,562,439	$302,872,439
Shares Issued for Reinvested Dividends	4,994,716	148,592,803	11,616,898	286,472,704
Shares Redeemed	(9,471,297)	(258,243,064)	(15,519,945)	(445,949,253)

Net Increase (Decrease)	(72,385)	13,099,223	6,659,392	143,395,890

Class C
Shares Sold	1,099,817	$20,986,987	3,619,415	$71,020,807
Shares Issued for Reinvested Dividends	1,866,823	37,149,763	5,087,766	86,695,527
Shares Redeemed	(4,638,436)	(85,707,749)	(11,310,026)	(222,847,023)

Net Increase (Decrease)	(1,671,796)	(27,570,999)	(2,602,845)	(65,130,689)

Class I
Shares Sold	25,739,295	$682,088,981	42,632,618	$1,267,074,961
Shares Issued for Reinvested Dividends	6,833,413	211,084,130	15,195,028	387,321,276
Shares Redeemed	(28,391,835)	(800,556,836)	(43,805,361)	(1,290,404,699)

Net Increase (Decrease)	4,180,873	92,616,275	14,022,285	363,991,538

Class R3
Shares Sold	537,400	$16,199,136	556,017	$17,863,858
Shares Issued for Reinvested Dividends	135,870	4,553,016	380,030	10,526,822
Shares Redeemed	(502,130)	(15,690,716)	(1,180,346)	(38,151,880)

Net Increase (Decrease)	171,140	5,061,436	(244,299)	(9,761,200)

98

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

MidCap Fund – (continued)
Class R4
Shares Sold	711,170	$23,055,118	2,008,473	$67,464,654
Shares Issued for Reinvested Dividends	324,499	11,409,397	881,164	25,483,275
Shares Redeemed	(1,962,626)	(64,476,701)	(3,755,272)	(128,083,303)

Net Increase (Decrease)	(926,957)	(30,012,186)	(865,635)	(35,135,374)

Class R5
Shares Sold	1,462,211	$50,037,435	5,884,056	$201,889,123
Shares Issued for Reinvested Dividends	534,352	19,461,090	1,361,847	40,610,288
Shares Redeemed	(2,967,254)	(102,052,997)	(6,880,878)	(238,241,924)

Net Increase (Decrease)	(970,691)	(32,554,472)	365,025	4,257,487

Class R6
Shares Sold	8,533,787	$299,966,218	23,570,871	$824,805,540
Shares Issued for Reinvested Dividends	1,978,533	72,988,070	3,466,868	104,560,740
Shares Redeemed	(7,758,373)	(264,406,164)	(8,765,259)	(311,279,864)

Net Increase (Decrease)	2,753,947	108,548,124	18,272,480	618,086,416

Class Y
Shares Sold	5,320,188	$176,738,180	13,498,176	$461,820,073
Shares Issued for Reinvested Dividends	1,713,171	63,096,079	4,622,179	139,266,264
Shares Redeemed	(11,912,067)	(408,383,492)	(29,761,816)	(1,038,153,416)

Net Increase (Decrease)	(4,878,708)	(168,549,233)	(11,641,461)	(437,067,079)

Class F
Shares Sold	12,412,120	$355,406,533	23,838,251	$717,246,012
Shares Issued for Reinvested Dividends	3,417,284	105,901,641	6,900,254	176,232,472
Shares Redeemed	(9,451,952)	(266,825,450)	(12,295,039)	(370,932,155)

Net Increase (Decrease)	6,377,452	194,482,724	18,443,466	522,546,329

Total Net Increase (Decrease)	4,962,875	$155,120,892	42,408,408	$1,105,183,318

MidCap Value Fund
Class A
Shares Sold	1,583,676	$19,898,635	3,015,194	$39,850,799
Shares Issued for Reinvested Dividends	633,942	9,248,149	2,634,934	31,694,686
Shares Redeemed	(2,219,238)	(27,278,407)	(3,749,358)	(50,258,979)

Net Increase (Decrease)	(1,620)	1,868,377	1,900,770	21,286,506

Class C
Shares Sold	95,793	$872,196	219,028	$2,302,437
Shares Issued for Reinvested Dividends	40,108	460,945	240,187	2,313,001
Shares Redeemed	(259,253)	(2,675,723)	(572,160)	(6,156,895)

Net Increase (Decrease)	(123,352)	(1,342,582)	(112,945)	(1,541,457)

Class I
Shares Sold	311,524	$4,220,703	414,930	$5,677,380
Shares Issued for Reinvested Dividends	66,544	983,484	300,075	3,648,250
Shares Redeemed	(847,821)	(10,459,260)	(939,685)	(12,651,962)

Net Increase (Decrease)	(469,753)	(5,255,073)	(224,680)	(3,326,332)

Class R3
Shares Sold	47,876	$570,334	77,867	$1,086,097
Shares Issued for Reinvested Dividends	12,474	191,545	72,689	922,418
Shares Redeemed	(102,576)	(1,453,316)	(250,237)	(3,619,666)

Net Increase (Decrease)	(42,226)	(691,437)	(99,681)	(1,611,151)

Class R4
Shares Sold	70,833	$909,366	125,020	$1,801,520
Shares Issued for Reinvested Dividends	19,234	303,476	82,313	1,068,388
Shares Redeemed	(153,997)	(2,099,669)	(194,448)	(2,814,110)

Net Increase (Decrease)	(63,930)	(886,827)	12,885	55,798

Class R5
Shares Sold	6,031	$90,578	68,987	$961,987
Shares Issued for Reinvested Dividends	2,874	46,111	36,259	477,765
Shares Redeemed	(6,020)	(76,584)	(517,692)	(7,282,905)

Net Increase (Decrease)	2,885	60,105	(412,446)	(5,843,153)

99

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

MidCap Value Fund – (continued)
Class Y
Shares Sold	77,709	$1,098,623	291,417	$4,364,547
Shares Issued for Reinvested Dividends	24,096	388,031	90,660	1,198,031
Shares Redeemed	(110,529)	(1,558,447)	(306,083)	(4,432,547)

Net Increase (Decrease)	(8,724)	(71,793)	75,994	1,130,031

Class F
Shares Sold	4,703,883	$58,197,590	6,169,822	$84,036,654
Shares Issued for Reinvested Dividends	724,542	10,710,609	2,440,229	29,675,324
Shares Redeemed	(2,643,697)	(35,005,077)	(4,278,093)	(58,547,425)

Net Increase (Decrease)	2,784,728	33,903,122	4,331,958	55,164,553

Total Net Increase (Decrease)	2,078,008	$27,583,892	5,471,855	$65,314,795

Quality Value Fund
Class A
Shares Sold	300,143	$5,680,642	515,463	$10,074,937
Shares Issued for Reinvested Dividends	399,948	8,456,465	572,123	10,176,420
Shares Redeemed	(791,922)	(14,856,716)	(1,261,687)	(24,792,514)

Net Increase (Decrease)	(91,831)	(719,609)	(174,101)	(4,541,157)

Class C
Shares Sold	17,842	$298,656	48,982	$803,712
Shares Issued for Reinvested Dividends	16,808	302,140	28,768	438,130
Shares Redeemed	(91,375)	(1,486,935)	(229,704)	(3,910,337)

Net Increase (Decrease)	(56,725)	(886,139)	(151,954)	(2,668,495)

Class I
Shares Sold	53,216	$1,059,434	118,116	$2,316,278
Shares Issued for Reinvested Dividends	32,925	686,590	47,997	841,546
Shares Redeemed	(98,598)	(1,931,094)	(208,357)	(4,046,731)

Net Increase (Decrease)	(12,457)	(185,070)	(42,244)	(888,907)

Class R3
Shares Sold	3,202	$58,110	17,295	$356,081
Shares Issued for Reinvested Dividends	2,697	57,990	3,279	59,308
Shares Redeemed	(15,568)	(315,163)	(15,768)	(322,706)

Net Increase (Decrease)	(9,669)	(199,063)	4,806	92,683

Class R4
Shares Sold	22,010	$422,224	27,215	$549,127
Shares Issued for Reinvested Dividends	13,979	303,759	19,976	364,460
Shares Redeemed	(88,866)	(1,827,205)	(63,260)	(1,291,227)

Net Increase (Decrease)	(52,877)	(1,101,222)	(16,069)	(377,640)

Class R5
Shares Sold	465	$9,794	1,251	$24,050
Shares Issued for Reinvested Dividends	566	12,405	1,768	32,495
Shares Redeemed	(22)	(427)	(16,898)	(357,155)

Net Increase (Decrease)	1,009	21,772	(13,879)	(300,610)

Class R6
Shares Sold	2,442	$40,557	1,060	$21,715
Shares Issued for Reinvested Dividends	83	1,828	35	650
Shares Redeemed	(7)	(138)	(6)	(133)

Net Increase (Decrease)	2,518	42,247	1,089	22,232

Class Y
Shares Sold	4,605	$100,900	27,388	$566,227
Shares Issued for Reinvested Dividends	1,541	33,830	2,143	39,465
Shares Redeemed	(15,005)	(252,179)	(30,147)	(614,974)

Net Increase (Decrease)	(8,859)	(117,449)	(616)	(9,282)

Class F
Shares Sold	73,685	$1,293,088	106,180	$2,050,010
Shares Issued for Reinvested Dividends	31,266	650,547	350,111	6,128,466
Shares Redeemed	(71,280)	(1,345,114)	(4,395,222)	(84,991,695)

Net Increase (Decrease)	33,671	598,521	(3,938,931)	(76,813,219)

Total Net Increase (Decrease)	(195,220)	$(2,546,012)	(4,331,899)	$(85,484,395)

100

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Small Cap Growth Fund
Class A
Shares Sold	67,086	$2,955,408	143,713	$6,367,732
Shares Issued for Reinvested Dividends	64,624	3,116,821	1,137,942	42,820,742
Shares Redeemed	(341,417)	(14,978,614)	(691,468)	(30,501,386)

Net Increase (Decrease)	(209,707)	(8,906,385)	590,187	18,687,088

Class C
Shares Sold	2,716	$81,188	33,213	$900,484
Shares Issued for Reinvested Dividends	10,908	352,646	236,201	6,042,022
Shares Redeemed	(86,686)	(2,529,670)	(315,783)	(9,391,318)

Net Increase (Decrease)	(73,062)	(2,095,836)	(46,369)	(2,448,812)

Class I
Shares Sold	876,066	$36,508,618	2,177,043	$98,419,282
Shares Issued for Reinvested Dividends	57,457	2,916,489	1,099,491	43,341,934
Shares Redeemed	(864,137)	(37,984,002)	(3,548,369)	(163,047,531)

Net Increase (Decrease)	69,386	1,441,105	(271,835)	(21,286,315)

Class R3
Shares Sold	32,029	$1,318,264	69,866	$2,907,966
Shares Issued for Reinvested Dividends	3,087	146,681	60,131	2,234,481
Shares Redeemed	(68,159)	(3,108,948)	(148,734)	(6,537,096)

Net Increase (Decrease)	(33,043)	(1,644,003)	(18,737)	(1,394,649)

Class R4
Shares Sold	89,522	$4,153,022	285,710	$12,583,104
Shares Issued for Reinvested Dividends	12,210	614,886	297,846	11,687,478
Shares Redeemed	(327,397)	(14,338,460)	(909,172)	(41,585,558)

Net Increase (Decrease)	(225,665)	(9,570,552)	(325,616)	(17,314,976)

Class R5
Shares Sold	148,750	$7,369,134	484,882	$22,426,482
Shares Issued for Reinvested Dividends	21,655	1,157,694	397,887	16,508,317
Shares Redeemed	(403,283)	(20,475,218)	(844,219)	(41,911,678)

Net Increase (Decrease)	(232,878)	(11,948,390)	38,550	(2,976,879)

Class R6
Shares Sold	1,595,672	$87,103,736	827,350	$38,567,669
Shares Issued for Reinvested Dividends	17,777	965,664	205,988	8,674,158
Shares Redeemed	(1,210,213)	(57,385,441)	(479,346)	(23,694,911)

Net Increase (Decrease)	403,236	30,683,959	553,992	23,546,916

Class Y
Shares Sold	724,893	$36,114,370	3,471,469	$173,976,901
Shares Issued for Reinvested Dividends	92,203	5,010,331	1,656,136	69,789,590
Shares Redeemed	(2,455,582)	(133,923,298)	(3,955,235)	(186,437,170)

Net Increase (Decrease)	(1,638,486)	(92,798,597)	1,172,370	57,329,321

Class F
Shares Sold	157,789	$6,198,517	229,925	$10,549,148
Shares Issued for Reinvested Dividends	12,299	626,749	221,268	8,748,931
Shares Redeemed	(176,713)	(8,096,998)	(324,117)	(15,214,484)

Net Increase (Decrease)	(6,625)	(1,271,732)	127,076	4,083,595

Total Net Increase (Decrease)	(1,946,844)	$(96,110,431)	1,819,618	$58,225,289

Small Cap Value Fund
Class A
Shares Sold	286,807	$2,271,219	535,811	$5,599,188
Shares Issued for Reinvested Dividends	292,506	2,936,037	1,345,441	12,452,725
Shares Redeemed	(726,284)	(6,162,891)	(1,175,436)	(12,205,028)

Net Increase (Decrease)	(146,971)	(955,635)	705,816	5,846,885

Class C
Shares Sold	15,230	$109,300	27,521	$250,111
Shares Issued for Reinvested Dividends	26,761	229,881	201,614	1,622,991
Shares Redeemed	(113,018)	(880,553)	(336,158)	(3,016,977)

Net Increase (Decrease)	(71,027)	(541,372)	(107,023)	(1,143,875)

101

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Small Cap Value Fund – (continued)
Class I
Shares Sold	256,421	$2,516,550	290,021	$3,176,128
Shares Issued for Reinvested Dividends	41,551	418,405	101,935	945,995
Shares Redeemed	(195,517)	(1,617,815)	(246,872)	(2,384,735)

Net Increase (Decrease)	102,455	1,317,140	145,084	1,737,388

Class R3
Shares Sold	2,479	$23,399	12,137	$130,291
Shares Issued for Reinvested Dividends	3,512	36,623	12,847	123,296
Shares Redeemed	(1,831)	(19,270)	(5,951)	(64,581)

Net Increase (Decrease)	4,160	40,752	19,033	189,006

Class R4
Shares Sold	575	$5,266	2,596	$26,803
Shares Issued for Reinvested Dividends	226	2,398	493	4,797
Shares Redeemed	(1,623)	(17,252)	(92)	(993)

Net Increase (Decrease)	(822)	(9,588)	2,997	30,607

Class R5
Shares Sold	1,479	$10,000	—	$—
Shares Issued for Reinvested Dividends	69	730	888	8,638
Shares Redeemed	—	—	(2,386)	(24,304)

Net Increase (Decrease)	1,548	10,730	(1,498)	(15,666)

Class R6
Shares Sold	8,639	$84,232	8,510	$91,476
Shares Issued for Reinvested Dividends	665	7,036	253	2,456
Shares Redeemed	(630)	(6,412)	(11)	(110)

Net Increase (Decrease)	8,674	84,856	8,752	93,822

Class Y
Shares Sold	815	$7,479	27,569	$298,131
Shares Issued for Reinvested Dividends	2,671	28,235	11,902	115,661
Shares Redeemed	(17,060)	(175,853)	(32,472)	(375,274)

Net Increase (Decrease)	(13,574)	(140,139)	6,999	38,518

Class F
Shares Sold	229,197	$1,919,449	1,466,457	$14,533,039
Shares Issued for Reinvested Dividends	329,546	3,318,168	1,036,113	9,621,393
Shares Redeemed	(534,978)	(4,128,309)	(619,373)	(6,521,061)

Net Increase (Decrease)	23,765	1,109,308	1,883,197	17,633,371

Total Net Increase (Decrease)	(91,792)	$916,052	2,663,357	$24,410,056

Small Company Fund
Class A
Shares Sold	1,106,331	$21,559,739	1,819,229	$35,427,303
Shares Issued for Reinvested Dividends	956,824	19,433,104	3,082,592	50,462,033
Shares Redeemed	(1,871,411)	(35,782,579)	(2,373,495)	(46,229,828)

Net Increase (Decrease)	191,744	5,210,264	2,528,326	39,659,508

Class C
Shares Sold	60,447	$727,124	124,624	$1,583,364
Shares Issued for Reinvested Dividends	70,385	901,627	252,369	2,718,019
Shares Redeemed	(190,566)	(2,275,987)	(358,239)	(4,604,087)

Net Increase (Decrease)	(59,734)	(647,236)	18,754	(302,704)

Class I
Shares Sold	141,971	$3,077,689	217,227	$4,551,958
Shares Issued for Reinvested Dividends	75,333	1,633,979	279,521	4,855,272
Shares Redeemed	(195,538)	(3,949,014)	(478,368)	(9,730,251)

Net Increase (Decrease)	21,766	762,654	18,380	(323,021)

Class R3
Shares Sold	56,728	$1,115,616	134,256	$2,730,277
Shares Issued for Reinvested Dividends	35,475	793,230	146,146	2,626,237
Shares Redeemed	(146,251)	(3,038,939)	(330,361)	(7,087,474)

Net Increase (Decrease)	(54,048)	(1,130,093)	(49,959)	(1,730,960)

102

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

Small Company Fund – (continued)
Class R4
Shares Sold	85,760	$1,961,774	147,445	$3,466,416
Shares Issued for Reinvested Dividends	31,292	752,892	125,461	2,408,843
Shares Redeemed	(166,327)	(4,025,063)	(280,883)	(6,458,571)

Net Increase (Decrease)	(49,275)	(1,310,397)	(7,977)	(583,312)

Class R5
Shares Sold	17,541	$438,294	62,555	$1,589,279
Shares Issued for Reinvested Dividends	6,152	157,911	19,819	403,513
Shares Redeemed	(28,323)	(695,468)	(55,755)	(1,415,258)

Net Increase (Decrease)	(4,630)	(99,263)	26,619	577,534

Class R6
Shares Sold	642	$16,904	2,145	$54,273
Shares Issued for Reinvested Dividends	220	5,772	1,032	21,469
Shares Redeemed	(3,838)	(103,958)	(553)	(14,301)

Net Increase (Decrease)	(2,976)	(81,282)	2,624	61,441

Class Y
Shares Sold	202,470	$4,987,780	165,468	$4,153,738
Shares Issued for Reinvested Dividends	58,965	1,548,421	252,900	5,260,320
Shares Redeemed	(806,009)	(18,476,307)	(475,656)	(10,480,486)

Net Increase (Decrease)	(544,574)	(11,940,106)	(57,288)	(1,066,428)

Class F
Shares Sold	1,108,287	$22,376,188	4,045,700	$86,904,113
Shares Issued for Reinvested Dividends	518,887	11,316,929	1,153,443	20,116,041
Shares Redeemed	(1,018,964)	(21,480,061)	(1,258,713)	(26,615,628)

Net Increase (Decrease)	608,210	12,213,056	3,940,430	80,404,526

Total Net Increase (Decrease)	106,483	$2,977,597	6,419,909	$116,696,584

(1)	Inception date was February 28, 2019.

13.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 5, 2020. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated ratably by assets based on a Fund’s actual net assets if the Fund has total assets of less than or equal to $1.05 billion and for all other participating funds, based on the notional asset level of $1.05 billion. During and as of the six-month period ended April 30, 2020, none of the Funds had borrowings under this facility.

14.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Recent Accounting Pronouncement:

The FASB issued ASU 2017-08 (the “ASU”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU is effective for public entities for fiscal years beginning after December 15, 2018, and effective for private entities one year later. Management has evaluated the implication of additional disclosure and determined there is no impact to the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early

103

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of each Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

16.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Companies, on behalf of their respective Funds, dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended October 31, 2019. EY’s report on the Funds’ financial statements for the fiscal periods ended October 31, 2018 and October 31, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal periods ended on October 31, 2018 and October 31, 2019 and through December 30, 2019 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of each Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the fiscal year ended October 31, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by each Company or the Board of Directors with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

17.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2020, events and transactions subsequent to April 30, 2020, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

PwC serves as the Funds’ Independent Registered Public Accounting Firm for the fiscal year ended October 31, 2020.

The affects to public health, business and market conditions resulting from the coronavirus (COVID-19) pandemic that escalated during the first quarter of 2020 and has extended into the second quarter of 2020 may have a significant negative impact on the performance of the Funds’ investments. The extent and duration of this impact is currently unclear.

104

Hartford Domestic Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

105

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2020), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2020

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with the Funds’ sub-adviser.

MFSAR-DE20    06/20    217383    Printed in U.S.A.

HARTFORDFUNDS

Our benchmark is the investor.®

Hartford Schroders Funds

Semi-Annual Report

April 30, 2020 (Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds' website (hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, by calling 1-888-843-7824. Your election to receive reports in paper will apply to all Hartford Funds held in your account if you invest through your financial intermediary or directly with a Fund.

If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Schroders Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2019 through April 30, 2020.

Market Review

During the six months ended April 30, 2020, U.S. stocks, as measured by the S&P 500 Index,1 lost 3.16%. The results for the period reflect the volatility and uncertainty that continued to grip markets under the shadow of the ongoing coronavirus disease

(COVID-19) pandemic, as global authorities grappled with rising infection rates, overwhelmed hospitals, and devastated economies shut down by social distancing.

Prior to the initial COVID-19 outbreak in China, “normal” macro events dominated the headlines. The new United States-Mexico-Canada Agreement signed in early 2020 was seen as a potential positive for North American trade. Tensions around the U.S.-China trade dispute subsided with the signing in January of a Phase One agreement on tariffs and trade reforms. In the U.S., investors appeared to take the impeachment trial of President Trump in stride.

But starting in March, the expanding coronavirus pandemic devastated the world’s economies, triggering a global recession, record U.S. unemployment, extreme market volatility, and the end of the longest bull market in U.S. economic history.

Through March and April, global economic leaders, including the U.S. Federal Reserve (Fed), responded quickly. In adopting a vigorous “whatever-it-takes” rescue strategy, the Fed acted to inject liquidity into the markets by reducing interest rates to near zero, and by pledging nearly $2.3 trillion in purchases of U.S. Treasuries, agency-backed securities, corporate bonds, and municipal fixed-income issues. On the fiscal side, the U.S. government unveiled a series of policy initiatives designed to reduce layoffs, assist small businesses, and stabilize stressed-out healthcare systems.

On March 27, 2020, the U.S. Congress enacted a $2 trillion economic stimulus package – the largest fiscal rescue package in U.S. history – providing some $350 billion in small-business loans to cover salaries, rent, paid leave, and other necessities. That loan package was quickly depleted by a crush of applicants, requiring a subsequent second round of small-business loan financing.

By April 30, 2020, some state and local governments were carefully weighing the gradual lifting of the stay-at-home orders that had been put in place in an effort to control the spread of the virus.

Needless to say, it’s impossible to predict how or when the economic and social damages caused by this global pandemic will be fully repaired. In these uncertain times, it’s more important than ever to maintain a strong relationship with your financial professional.

Thank you again for investing in Hartford Schroders Funds. For the most up-to-date information on our complete selection of funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.
The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

Hartford Schroders Funds

Hartford Schroders China A Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 03/31/2020 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.

Cumulative Total Returns

for the Period Ending 04/30/2020

Since Inception[1]
Class A2	8.00%
Class A3	2.06%
Class C2	8.00%
Class C4	7.00%
Class I2	8.00%
Class Y2	8.10%
Class F2	8.10%
Class SDR[2]	8.10%
MSCI China A Onshore Index (Net)	7.19%

[1]	Inception: 03/31/2020, Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.47%	1.45%
Class C	2.24%	2.24%
Class I	1.20%	1.15%
Class Y	1.22%	1.11%
Class F	1.12%	0.99%
Class SDR	1.12%	0.99%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 3/31/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund invests in China A shares through Stock Connect, which is subject to a number of restrictions that may affect the Fund’s investments and returns. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. Concentrating investments in China subjects the Fund to more volatility and greater risk of loss than a more diversified fund. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Small-cap and mid-cap securities can have greater risks and volatility than large-cap securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.6%
Consumer Discretionary	11.3
Consumer Staples	11.1
Financials	18.2
Health Care	6.7
Industrials	22.2
Information Technology	9.8
Materials	13.3
Real Estate	3.1

Total	97.3%

Short-Term Investments	2.6
Other Assets & Liabilities	0.1

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Schroders Emerging Markets Equity Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 03/31/2006 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-10.95%	-10.50%	1.11%	1.90%
Class A3	-15.86%	-15.40%	-0.03%	1.33%
Class C2	-11.29%	-11.12%	0.68%	1.81%
Class C4	-12.17%	-12.00%	0.68%	1.81%
Class I2	-10.86%	-10.29%	1.34%	2.14%
Class R3[2]	-11.06%	-10.72%	1.06%	2.00%
Class R4[2]	-10.87%	-9.90%	1.27%	2.10%
Class R5[2]	-10.86%	-10.24%	1.37%	2.16%
Class Y2	-10.84%	-10.27%	1.43%	2.18%
Class F2	-10.77%	-10.09%	1.43%	2.19%
Class SDR[2]	-10.75%	-10.07%	1.51%	2.23%
MSCI Emerging Markets Index (Net)	-10.50%	-12.00%	-0.10%	1.45%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective immediately before the opening of business on 10/24/16, the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/16 is that of the Predecessor Fund. Prior to 10/24/16, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/14 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Effective on the close of business on 3/15/19, the Fund was closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

Operating Expenses*	Gross	Net
Class A	1.44%	1.44%
Class C	2.16%	2.16%
Class I	1.23%	1.23%
Class R3	1.78%	1.78%
Class R4	1.48%	1.48%
Class R5	1.18%	1.18%
Class Y	1.15%	1.15%
Class F	1.06%	1.06%
Class SDR	1.06%	1.06%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	13.4%
Consumer Discretionary	20.3
Consumer Staples	6.9
Energy	6.6
Financials	18.2
Health Care	1.8
Industrials	1.9
Information Technology	21.8
Materials	5.0
Real Estate	0.8
Utilities	1.1

Total	97.8%

Short-Term Investments	0.8
Other Assets & Liabilities	1.4

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 06/25/2013 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks to provide a return of long-term capital growth and income.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	-17.40%	-15.12%	-0.55%	0.46%
Class A4	-21.12%	-18.95%	-1.47%	-0.21%
Class C3	-17.73%	-15.82%	-1.05%	0.14%
Class C5	-18.53%	-16.62%	-1.05%	0.14%
Class I3	-17.26%	-14.85%	-0.30%	0.70%
Class R3[3]	-17.27%	-14.89%	-0.45%	0.59%
Class R4[3]	-17.26%	-14.97%	-0.38%	0.64%
Class R5[3]	-17.16%	-14.84%	-0.30%	0.70%
Class Y3	-17.14%	-14.80%	-0.26%	0.73%
Class F3	-17.26%	-14.90%	-0.28%	0.72%
Class SDR[3]	-17.24%	-14.88%	-0.22%	0.78%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted[6]	-8.40%	-2.57%	2.43%	2.84%
Custom Blended Benchmark[6]	-8.39%	-2.57%	2.42%	2.84%
JP Morgan EMBI Global Diversified Index	-10.08%	-4.97%	2.94%	4.50%
JP Morgan GBI Emerging Markets Global Diversified Index	-9.91%	-2.68%	0.44%	-0.77%
JP Morgan CEMBI Broad Diversified Index	-5.23%	-0.21%	3.68%	4.65%

[1]	Not Annualized
[2]	Inception: 06/25/2013
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
[6]

Effective March 31, 2020, the JP Morgan Emerging Markets Blended Index (JEMB) — Equal Weighted replaced the Custom Blended Benchmark as the Fund’s primary benchmark as Hartford Funds Management Company, LLC (HFMC) believes this benchmark is a more appropriate benchmark for the Fund. The Custom Blended Benchmark is calculated by HFMC and consists of 33.4% JP Morgan EMBI Global Diversified Index/ 33.3% JP Morgan GBI Emerging Markets Global Diversified Index/ 33.3% JP Morgan CEMBI Broad Diversified Index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective immediately before the opening of business on 10/24/16, the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/16 is that of the Predecessor Fund. Prior to 10/24/16, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/14 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.29%	1.15%
Class C	2.14%	1.90%
Class I	1.00%	0.90%
Class R3	1.65%	1.45%
Class R4	1.35%	1.15%
Class R5	1.05%	0.85%
Class Y	1.04%	0.85%
Class F	0.93%	0.75%
Class SDR	0.93%	0.75%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • The Fund invests in a smaller number of issuers, so it may be more exposed to risks and volatility than a more broadly diversified fund.

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	55.6%
Foreign Government Obligations	40.7

Total	96.3%

Short-Term Investments	1.8
Other Assets & Liabilities	1.9

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Schroders International Multi-Cap Value Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 08/30/2006 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-17.36%	-17.14%	-1.81%	2.81%
Class A3	-21.93%	-21.66%	-2.91%	2.23%
Class C2	-17.74%	-17.84%	-2.29%	2.69%
Class C4	-18.55%	-18.64%	-2.29%	2.69%
Class I2	-17.35%	-17.01%	-1.58%	3.07%
Class R3[2]	-17.63%	-17.55%	-1.99%	2.85%
Class R4[2]	-17.42%	-17.22%	-1.80%	2.96%
Class R5[2]	-17.24%	-16.92%	-1.58%	3.07%
Class Y2	-17.23%	-16.88%	-1.51%	3.10%
Class F2	-17.30%	-16.92%	-1.52%	3.10%
Class SDR[2]	-17.21%	-16.83%	-1.44%	3.13%
MSCI ACWI ex USA Index (Net)	-13.22%	-11.51%	-0.17%	2.89%
MSCI ACWI ex USA Value Index (Net)	-20.43%	-20.51%	-3.39%	0.83%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective immediately before the opening of business on 10/24/16, the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/16 is that of the Predecessor Fund. Prior to 10/24/16, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/14 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.13%	1.13%
Class C	1.88%	1.88%
Class I	0.87%	0.87%
Class R3	1.49%	1.49%
Class R4	1.19%	1.19%
Class R5	0.88%	0.88%
Class Y	0.88%	0.83%
Class F	0.77%	0.77%
Class SDR	0.77%	0.77%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.8%
Consumer Discretionary	10.6
Consumer Staples	5.8
Energy	6.7
Financials	16.9
Health Care	9.7
Industrials	12.7
Information Technology	11.8
Materials	9.7
Real Estate	3.3
Utilities	1.9

Total	98.9%

Short-Term Investments	2.9
Other Assets & Liabilities	(1.8)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Schroders International Stock Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 12/19/1985 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation through investment in securities markets outside the United States.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-7.91%	-6.31%	1.92%	4.59%
Class A3	-12.97%	-11.48%	0.78%	4.00%
Class C2	-8.16%	-6.95%	1.49%	4.50%
Class C4	-9.08%	-7.87%	1.49%	4.50%
Class I2	-7.76%	-5.96%	2.20%	4.87%
Class R3[2]	-8.00%	-6.51%	1.99%	4.76%
Class R4[2]	-7.91%	-6.26%	2.09%	4.81%
Class R5[2]	-7.72%	-5.92%	2.22%	4.88%
Class Y2	-7.80%	-5.99%	2.24%	4.89%
Class F2	-7.79%	-5.98%	2.24%	4.89%
Class SDR[2]	-7.70%	-5.90%	2.31%	4.92%
MSCI ACWI ex USA Index (Net)	-13.22%	-11.51%	-0.17%	2.89%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective immediately before the opening of business on 10/24/16, the Schroder International Alpha Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/16 is that of the Predecessor Fund. Prior to 10/24/16, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/14 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.16%	1.16%
Class C	1.89%	1.89%
Class I	0.85%	0.85%
Class R3	1.50%	1.46%
Class R4	1.20%	1.16%
Class R5	0.90%	0.86%
Class Y	0.85%	0.85%
Class F	0.78%	0.76%
Class SDR	0.78%	0.76%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.0%
Consumer Discretionary	20.8
Consumer Staples	7.4
Financials	11.9
Health Care	14.5
Industrials	14.3
Information Technology	16.3
Materials	1.7
Real Estate	2.1
Utilities	3.9

Total	97.9%

Short-Term Investments	2.1
Other Assets & Liabilities	(0.0)*

Total	100.0%

*	Percentage rounds to zero.

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

Hartford Schroders Securitized Income Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 02/28/2019 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks to provide current income and long-term total return consistent with preservation of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	Since Inception[2]
Class A3	-7.25%	-5.87%	-4.61%
Class A4	-10.02%	-8.69%	-7.07%
Class C3	-7.33%	-5.95%	-4.68%
Class C5	-8.24%	-6.87%	-4.68%
Class I3	-7.28%	-5.87%	-4.60%
Class Y3	-7.25%	-5.80%	-4.53%
Class F3	-7.16%	-5.78%	-4.51%
Class SDR[3]	-7.21%	-5.71%	-4.45%
ICE BofAML US ABS & CMBS Index	-0.70%	2.93%	3.76%
S&P/LSTA Leveraged Loan Index	-7.14%	-6.61%	-4.51%

[1]	Not Annualized
[2]	Inception: 02/28/2019
[3]	Without sales charge
[4]	Reflects maximum sales charge of 3.00%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Class C shares commenced operations on 2/28/20 and performance prior to this date reflects Class A shares (excluding sales charges). Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it would have been lower.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.59%	1.30%
Class C	2.34%	2.15%
Class I	1.34%	1.05%
Class Y	1.32%	1.00%
Class F	1.27%	0.90%
Class SDR	1.27%	0.90%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Restricted securities may be more difficult to sell and price than other securities. • The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. • The Fund may use repurchase agreements, or reverse repurchase agreements, which can increase risk and volatility. • Use of leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities.

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	104.3%
Corporate Bonds	2.6
U.S. Government Agencies(2)	13.9

Total	120.8%

Short-Term Investments	7.3
Other Assets & Liabilities	(28.1)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage backed securities as of April 30, 2020.

7

Hartford Schroders Tax-Aware Bond Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 10/03/2011 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks total return on an after-tax basis.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	0.78%	4.31%	3.27%	4.56%
Class A4	-3.72%	-0.37%	2.33%	4.00%
Class C3	0.42%	3.57%	2.77%	4.37%
Class C5	-0.56%	2.57%	2.77%	4.37%
Class I3	0.98%	4.56%	3.53%	4.82%
Class Y3	0.94%	4.56%	3.52%	4.81%
Class F3	1.00%	4.68%	3.55%	4.83%
Class SDR[3]	1.00%	4.69%	3.54%	4.83%
Bloomberg Barclays Municipal Bond Index	-1.33%	2.16%	3.04%	3.58%

[1]	Not Annualized
[2]	Inception: 10/3/2011
[3]	Without sales charge
[4]	Reflects maximum sales charge of 3.00%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective immediately before the opening of business on 10/24/16, the Schroder Broad Tax-Aware Value Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/16 is that of the Predecessor Fund and the Predecessor Fund’s predecessor. Prior to 10/24/16, Class A and Class I were called Advisor Shares and Investor Shares, respectively. Performance for Class A shares prior to 12/30/14 (the inception date of the Predecessor Fund’s Advisor Shares) reflects the performance of the Predecessor Fund’s Investor Shares adjusted to reflect the distribution fees of the Predecessor Fund’s Advisor Shares. Class C, Class Y and Class SDR shares commenced operations on 10/24/16 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16. Performance for the Fund prior to 6/14/13 reflects performance of the Predecessor Fund’s predecessor, which commenced operations on 10/3/11.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.83%	0.71%
Class C	1.61%	1.59%
Class I	0.61%	0.49%
Class Y	0.64%	0.56%
Class F	0.53%	0.46%
Class SDR	0.53%	0.46%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions; these risks may be magnified if the Fund focuses its assets in municipal securities of issuers in a few select states. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	33.0%
Municipal Bonds	61.0
U.S. Government Securities(2)	0.2

Total	94.2%

Short-Term Investments	12.2
Other Assets & Liabilities	(6.4)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage backed securities as of April 30, 2020.

8

Hartford Schroders US MidCap Opportunities Fund (formerly, Hartford Schroders US Small/Mid Cap Opportunities Fund)

Fund Overview

April 30, 2020 (Unaudited)

Inception 03/31/2006 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-12.85%	-10.03%	4.37%	8.75%
Class A3	-17.62%	-15.00%	3.20%	8.14%
Class C2	-13.16%	-10.76%	3.88%	8.64%
Class C4	-14.03%	-11.64%	3.88%	8.64%
Class I2	-12.70%	-9.82%	4.64%	9.04%
Class R3[2]	-12.99%	-10.43%	4.18%	8.80%
Class R4[2]	-12.89%	-10.17%	4.41%	8.92%
Class R5[2]	-12.70%	-9.92%	4.62%	9.02%
Class Y2	-12.72%	-9.83%	4.67%	9.05%
Class F2	-12.67%	-9.78%	4.70%	9.07%
Class SDR[3]	-12.64%	-9.71%	4.75%	9.10%
Russell Midcap Index	-11.63%	-10.00%	4.81%	9.83%
Russell 2500 Index	-14.27%	-14.20%	3.62%	8.70%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective immediately before the opening of business on 10/24/16, the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/16 is that of the Predecessor Fund. Prior to 10/24/16, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/14 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

Performance information prior to 5/1/19 reflect when the Fund invested at least 80% of its assets in securities of companies considered by the Fund’s sub-adviser to be small- or mid-cap companies located in the United States. Effective 5/1/19, the Fund changed its primary benchmark to Russell Midcap Index. The Fund’s former primary benchmark, Russell 2500 Index has become the Fund’s secondary benchmark. The Fund changed its benchmarks because Hartford Funds Management Company, LLC, the Fund’s investment manager, believes that the Russell Midcap Index better reflects the Fund’s revised investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.21%	1.21%
Class C	1.96%	1.96%
Class I	0.94%	0.94%
Class R3	1.56%	1.56%
Class R4	1.26%	1.26%
Class R5	0.97%	0.97%
Class Y	0.96%	0.96%
Class F	0.85%	0.85%
Class SDR	0.85%	0.85%

*

Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.7%
Consumer Discretionary	8.3
Consumer Staples	2.4
Energy	1.3
Financials	13.6
Health Care	14.0
Industrials	14.2
Information Technology	22.6
Materials	4.1
Real Estate	6.9
Utilities	6.3

Total	96.4%

Short-Term Investments	3.9
Other Assets & Liabilities	(0.3)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Hartford Schroders US Small Cap Opportunities Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 08/06/1993 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-18.45%	-15.69%	3.16%	7.39%
Class A3	-22.95%	-20.34%	2.00%	6.78%
Class C2	-18.78%	-16.32%	2.70%	7.30%
Class C4	-19.55%	-17.12%	2.70%	7.30%
Class I2	-18.33%	-15.42%	3.47%	7.70%
Class R3[2]	-18.55%	-15.90%	3.10%	7.51%
Class R4[2]	-18.46%	-15.67%	3.33%	7.62%
Class R5[2]	-18.30%	-15.38%	3.46%	7.69%
Class Y2	-18.33%	-15.42%	3.50%	7.71%
Class F2	-18.31%	-15.33%	3.52%	7.73%
Class SDR[3]	-18.27%	-15.30%	3.56%	7.75%
Russell 2000 Index	-15.47%	-16.39%	2.88%	7.69%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective immediately before the opening of business on 10/24/16, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/16 is that of the Predecessor Fund. Prior to 10/24/16, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 9/28/15 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.51%	1.43%
Class C	2.26%	2.18%
Class I	1.19%	1.18%
Class R3	1.82%	1.73%
Class R4	1.52%	1.43%
Class R5	1.20%	1.13%
Class Y	1.21%	1.13%
Class F	1.10%	1.03%
Class SDR	1.10%	1.03%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks and volatility than large-cap securities.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.2%
Consumer Discretionary	10.4
Consumer Staples	4.2
Energy	0.6
Financials	19.0
Health Care	11.5
Industrials	13.5
Information Technology	16.0
Materials	8.4
Real Estate	4.8
Utilities	3.4

Total	94.0%

Short-Term Investments	8.8
Other Assets & Liabilities	(2.8)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford Schroders Funds

Benchmark Glossary (Unaudited)

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax exempt bond market.

ICE BofAML US ABS & CMBS Index (reflects no deduction for fees, expenses or taxes) tracks the performance of US dollar denominated investment grade fixed and floating rate asset backed securities and fixed rate commercial mortgage backed securities publicly issued in the US domestic market. Qualifying securities must have an investment grade rating (based on an average of Moody’s, S&P and Fitch), at least one year remaining term to final stated maturity and at least one month to the last expected cash flow. 144a securities qualify for inclusion in the Index. Callable perpetual securities qualify provided they are at least one year from the first call date. Inverse floating rate, interest only and principal only tranches of qualifying deals are excluded from the Index as are all tranches of re-securitized deals.

JP Morgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses or taxes) tracks total returns of U.S. dollar denominated debt instruments issued by corporate entities in Emerging Markets countries.

JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a uniquely weighted index that tracks total returns for U.S. dollar denominated Brady bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

JP Morgan Emerging Markets Blended Index (JEMB) — Equal Weighted (reflects no deduction for fees, expenses or taxes) is a blended index produced by JP Morgan that is comprised of 1/3 JP Morgan GBI Emerging Markets Global Diversified Index, 1/3 JP Morgan EMBI Global Diversified Index, and 1/3 JP Morgan CEMBI Broad Diversified Index. The JEMB — Equal Weighted is designed to blend U.S. dollar and local currency denominated sovereign, quasi-sovereign and corporate bonds in equal proportion.

JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic-currency government bonds to which international investors can gain exposure.

MSCI All Country World (ACWI) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

MSCI All Country World (ACWI) ex USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed (excluding the U.S.) and emerging market countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

MSCI China A Onshore Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index covers only those securities that are accessible through “Stock Connect”.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across emerging market countries.

Russell 2000 Index (reflects no deduction for fees, expenses or taxes) is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 2500 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index that is designed to measure the performance of the 2,500 smallest U.S. companies based on a combination of their market capitalization and current index membership.

Russell Midcap Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that is designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

11

Hartford Schroders Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2019 through April 30, 2020, except as noted below. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (front-end sales loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Annualized expense ratio
Hartford Schroders China A Fund(1)

Class A	$1,000.00	$1,080.00	$1.24	$1,000.00	$1,017.65	$7.27	1.45%
Class C	$1,000.00	$1,080.00	$1.90	$1,000.00	$1,013.77	$11.17	2.23%
Class I	$1,000.00	$1,080.00	$0.98	$1,000.00	$1,019.15	$5.77	1.15%
Class Y	$1,000.00	$1,081.00	$0.94	$1,000.00	$1,019.39	$5.52	1.10%
Class F	$1,000.00	$1,081.00	$0.84	$1,000.00	$1,019.94	$4.97	0.99%
Class SDR	$1,000.00	$1,081.00	$0.84	$1,000.00	$1,019.94	$4.97	0.99%

Hartford Schroders Emerging Markets Equity Fund

Class A	$1,000.00	$890.50	$6.86	$1,000.00	$1,017.60	$7.32	1.46%
Class C	$1,000.00	$887.10	$10.18	$1,000.00	$1,014.07	$10.87	2.17%
Class I	$1,000.00	$891.40	$5.74	$1,000.00	$1,018.80	$6.12	1.22%
Class R3	$1,000.00	$889.40	$7.99	$1,000.00	$1,016.41	$8.52	1.70%
Class R4	$1,000.00	$891.30	$6.21	$1,000.00	$1,018.30	$6.62	1.32%
Class R5	$1,000.00	$891.40	$5.55	$1,000.00	$1,019.00	$5.92	1.18%
Class Y	$1,000.00	$891.60	$5.41	$1,000.00	$1,019.15	$5.77	1.15%
Class F	$1,000.00	$892.30	$5.03	$1,000.00	$1,019.54	$5.37	1.07%
Class SDR	$1,000.00	$892.50	$4.99	$1,000.00	$1,019.59	$5.32	1.06%

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Class A	$1,000.00	$826.00	$5.22	$1,000.00	$1,019.15	$5.77	1.15%
Class C	$1,000.00	$822.70	$8.61	$1,000.00	$1,015.42	$9.52	1.90%
Class I	$1,000.00	$827.40	$3.82	$1,000.00	$1,020.69	$4.22	0.84%
Class R3	$1,000.00	$827.30	$4.95	$1,000.00	$1,019.44	$5.47	1.09%
Class R4	$1,000.00	$827.40	$4.04	$1,000.00	$1,020.44	$4.47	0.89%
Class R5	$1,000.00	$828.40	$3.86	$1,000.00	$1,020.64	$4.27	0.85%
Class Y	$1,000.00	$828.60	$3.46	$1,000.00	$1,021.08	$3.82	0.76%
Class F	$1,000.00	$827.40	$3.41	$1,000.00	$1,021.13	$3.77	0.75%
Class SDR	$1,000.00	$827.60	$3.41	$1,000.00	$1,021.13	$3.77	0.75%

12

Hartford Schroders Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Annualized expense ratio

Hartford Schroders International Multi-Cap Value Fund

Class A	$1,000.00	$826.40	$5.09	$1,000.00	$1,019.29	$5.62	1.12%
Class C	$1,000.00	$822.60	$8.47	$1,000.00	$1,015.56	$9.37	1.87%
Class I	$1,000.00	$826.50	$3.86	$1,000.00	$1,020.64	$4.27	0.85%
Class R3	$1,000.00	$823.70	$6.67	$1,000.00	$1,017.55	$7.37	1.47%
Class R4	$1,000.00	$825.80	$5.31	$1,000.00	$1,019.05	$5.87	1.17%
Class R5	$1,000.00	$827.60	$3.77	$1,000.00	$1,020.74	$4.17	0.83%
Class Y	$1,000.00	$827.70	$3.64	$1,000.00	$1,020.89	$4.02	0.80%
Class F	$1,000.00	$827.00	$3.41	$1,000.00	$1,021.13	$3.77	0.75%
Class SDR	$1,000.00	$827.90	$3.41	$1,000.00	$1,021.13	$3.77	0.75%

Hartford Schroders International Stock Fund

Class A	$1,000.00	$920.90	$5.25	$1,000.00	$1,019.39	$5.52	1.10%
Class C	$1,000.00	$918.40	$8.87	$1,000.00	$1,015.61	$9.32	1.86%
Class I	$1,000.00	$922.40	$3.92	$1,000.00	$1,020.79	$4.12	0.82%
Class R3	$1,000.00	$920.00	$6.49	$1,000.00	$1,018.10	$6.82	1.36%
Class R4	$1,000.00	$920.90	$5.21	$1,000.00	$1,019.44	$5.47	1.09%
Class R5	$1,000.00	$922.80	$3.68	$1,000.00	$1,021.03	$3.87	0.77%
Class Y	$1,000.00	$922.00	$3.73	$1,000.00	$1,020.99	$3.92	0.78%
Class F	$1,000.00	$922.10	$3.58	$1,000.00	$1,021.13	$3.77	0.75%
Class SDR	$1,000.00	$923.00	$3.59	$1,000.00	$1,021.13	$3.77	0.75%

Hartford Schroders Securitized Income Fund(2)

Class A	$1,000.00	$927.50	$5.42	$1,000.00	$1,019.24	$5.67	1.13%
Class C(3)	$1,000.00	$911.90	$3.87	$1,000.00	$1,012.78	$12.16	2.43%
Class I	$1,000.00	$927.20	$6.18	$1,000.00	$1,018.45	$6.47	1.29%
Class Y	$1,000.00	$927.50	$5.37	$1,000.00	$1,019.29	$5.62	1.12%
Class F	$1,000.00	$928.40	$5.23	$1,000.00	$1,019.44	$5.47	1.09%
Class SDR	$1,000.00	$927.90	$4.99	$1,000.00	$1,019.69	$5.22	1.04%

Hartford Schroders Tax-Aware Bond Fund

Class A	$1,000.00	$1,007.80	$3.54	$1,000.00	$1,021.33	$3.57	0.71%
Class C	$1,000.00	$1,004.20	$7.72	$1,000.00	$1,017.16	$7.77	1.55%
Class I	$1,000.00	$1,009.80	$2.45	$1,000.00	$1,022.43	$2.46	0.49%
Class Y	$1,000.00	$1,009.40	$2.80	$1,000.00	$1,022.08	$2.82	0.56%
Class F	$1,000.00	$1,010.00	$2.30	$1,000.00	$1,022.58	$2.31	0.46%
Class SDR	$1,000.00	$1,010.00	$2.30	$1,000.00	$1,022.58	$2.31	0.46%

Hartford Schroders US MidCap Opportunities Fund

Class A	$1,000.00	$871.50	$5.49	$1,000.00	$1,019.00	$5.92	1.18%
Class C	$1,000.00	$868.40	$8.92	$1,000.00	$1,015.32	$9.62	1.92%
Class I	$1,000.00	$873.00	$4.24	$1,000.00	$1,020.34	$4.57	0.91%
Class R3	$1,000.00	$870.10	$7.07	$1,000.00	$1,017.31	$7.62	1.52%
Class R4	$1,000.00	$871.10	$5.63	$1,000.00	$1,018.85	$6.07	1.21%
Class R5	$1,000.00	$873.00	$4.28	$1,000.00	$1,020.29	$4.62	0.92%
Class Y	$1,000.00	$872.80	$4.14	$1,000.00	$1,020.44	$4.47	0.89%
Class F	$1,000.00	$873.30	$3.77	$1,000.00	$1,020.84	$4.07	0.81%
Class SDR	$1,000.00	$873.60	$3.77	$1,000.00	$1,020.84	$4.07	0.81%

Hartford Schroders US Small Cap Opportunities Fund

Class A	$1,000.00	$815.50	$6.09	$1,000.00	$1,018.15	$6.77	1.35%
Class C	$1,000.00	$812.20	$9.46	$1,000.00	$1,014.42	$10.52	2.10%
Class I	$1,000.00	$816.70	$4.70	$1,000.00	$1,019.69	$5.22	1.04%
Class R3	$1,000.00	$814.50	$7.04	$1,000.00	$1,017.11	$7.82	1.56%
Class R4	$1,000.00	$815.40	$6.00	$1,000.00	$1,018.25	$6.67	1.33%
Class R5	$1,000.00	$817.00	$4.65	$1,000.00	$1,019.74	$5.17	1.03%
Class Y	$1,000.00	$816.70	$4.74	$1,000.00	$1,019.64	$5.27	1.05%
Class F	$1,000.00	$816.90	$4.29	$1,000.00	$1,020.14	$4.77	0.95%
Class SDR	$1,000.00	$817.30	$4.29	$1,000.00	$1,020.14	$4.77	0.95%

(1)

Please note that while the Fund commenced operations on March 31, 2020, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2019 to April 30, 2020.

(2)	Expenses include interest expenses and the impact of certain non-contractual waivers. Please see the fee table in the current prospectus for purposes of evaluating the expenses of each share class.
(3)

Please note that while the Class C commenced operations on February 28, 2020, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2019 to April 30, 2020.

13

Hartford Schroders China A Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.0%
	Automobiles & Components - 1.0%
19,700	Huayu Automotive Systems Co., Ltd. Class A	$56,093

	Banks - 6.9%
43,900	China Merchants Bank Co., Ltd. Class A	216,206
66,900	Industrial Bank Co., Ltd. Class A	156,276

		372,482

	Capital Goods - 21.2%
12,135	Eve Energy Co., Ltd. Class A*	113,741
27,500	Hongfa Technology Co., Ltd. Class A	125,784
12,100	Jiangsu Hengli Hydraulic Co., Ltd. Class A	118,005
30,200	Shenzhen Inovance Technology Co., Ltd. Class A	138,684
59,700	Sungrow Power Supply Co., Ltd. Class A	90,962
103,800	Weichai Power Co., Ltd. Class A	194,662
181,100	XCMG Construction Machinery Co., Ltd. Class A	140,844
73,000	Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	223,750

		1,146,432

	Consumer Durables & Apparel - 7.7%
33,000	Midea Group Co., Ltd. Class A	247,283
11,151	Oppein Home Group, Inc. Class A	166,108

		413,391

	Consumer Services - 1.6%
23,400	Offcn Education Technology Co., Ltd. Class A	85,242

	Diversified Financials - 3.4%
6,500	Hithink RoyalFlush Information Network Co., Ltd. Class A	107,741
30,900	Huatai Securities Co., Ltd. Class A	78,249

		185,990

	Food, Beverage & Tobacco - 11.1%
28,208	Anhui Kouzi Distillery Co., Ltd. Class A	163,642
26,700	Chacha Food Co., Ltd. Class A	180,513
3,400	Foshan Haitian Flavouring & Food Co., Ltd. Class A	58,698
35,600	Inner Mongolia Yili Industrial Group Co., Ltd. Class A	145,968
12,100	Wens Foodstuffs Group Co., Ltd. Class A	51,445

		600,266

	Health Care Equipment & Services - 2.0%
3,300	Guangzhou Wondfo Biotech Co., Ltd. Class A	37,112
17,700	Sonoscape Medical Corp. Class A	72,749

		109,861

	Insurance - 7.9%
41,000	Ping An Insurance Group Co., of China Ltd. Class A	427,190

	Materials - 11.5%
6,400	Anhui Conch Cement Co., Ltd. Class A	53,663
121,200	China Jushi Co., Ltd. Class A	149,371
23,300	Red Avenue New Materials Group Co., Ltd. Class A	48,619
59,300	Shandong Sinocera Functional Material Co., Ltd. Class A	191,419
6,600	Skshu Paint Co., Ltd. Class A	99,662
12,900	Wanhua Chemical Group Co., Ltd. Class A	81,250

		623,984

	Media & Entertainment - 1.6%
13,000	Mango Excellent Media Co., Ltd. Class A*	84,445

	Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
13,300	Anhui Anke Biotechnology Group Co., Ltd. Class A	27,280
3,900	Jiangsu Hengrui Medicine Co., Ltd. Class A	50,721
22,589	Livzon Pharmaceutical Group, Inc. Class A	126,021
9,800	Maccura Biotechnology Co., Ltd. Class A	51,296

		255,318

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.0% - (continued)
	Real Estate - 3.1%
21,500	China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	$51,539
13,800	China Vanke Co., Ltd. Class A	51,784
28,600	Poly Developments and Holdings Group Co., Ltd. Class A	64,922

		168,245

	Technology Hardware & Equipment - 8.3%
20,700	AVIC Jonhon OptronicTechnology Co., Ltd. Class A	104,184
300	Quectel Wireless Solutions Co., Ltd. Class A*	8,891
21,900	Shenzhen Sunlord Electronics Co., Ltd. Class A	67,057
20,100	Unisplendour Corp. Ltd. Class A	117,692
2,300	Wuhan Raycus Fiber Laser Technologies Co., Ltd. Class A	29,718
16,100	Xiamen Faratronic Co., Ltd. Class A	118,950

		446,492

	Total Common Stocks (cost $4,636,527)	$4,975,431

WARRANTS - 5.3%
	Consumer Durables & Apparel - 1.0%
1,027	Beijing Roborock Technology Co., Ltd.*	54,670

	Materials - 1.8%
55,000	Chongqing Zaisheng Technology Corp. Ltd.*	94,686

	Technology Hardware & Equipment - 2.5%
2,450	Gongniu Group Co., Ltd.*	52,206
25,600	Hubei Feilihua Quartz Glass Co., Ltd.*	83,868

		136,074

	Total Warrants (cost $263,797)	$285,430

	Total Long-Term Investments (cost $4,900,324)	$5,260,861

SHORT-TERM INVESTMENTS - 2.6%
	Other Investment Pools & Funds - 2.6%
141,211	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.14%(1)	$141,211

	Total Short-Term Investments (cost $141,211)	$141,211

Total Investments (cost $5,041,535)	99.9%	$5,402,072
Other Assets and Liabilities	0.1%	4,216

Total Net Assets	100.0%	$5,406,288

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The accompanying notes are an integral part of these financial statements.

14

Hartford Schroders China A Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$56,093	$—	$56,093	$—
Banks	372,482	—	372,482	—
Capital Goods	1,146,432	—	1,146,432	—
Consumer Durables & Apparel	413,391	—	413,391	—
Consumer Services	85,242	—	85,242	—
Diversified Financials	185,990	—	185,990	—
Food, Beverage & Tobacco	600,266	—	600,266	—
Health Care Equipment & Services	109,861	—	109,861	—
Insurance	427,190	—	427,190	—
Materials	623,984	—	623,984	—
Media & Entertainment	84,445	—	84,445	—
Pharmaceuticals, Biotechnology & Life Sciences	255,318	—	255,318	—
Real Estate	168,245	—	168,245	—
Technology Hardware & Equipment	446,492	—	446,492	—
Warrants	285,430	285,430	—	—
Short-Term Investments	141,211	141,211	—	—

Total	$5,402,072	$426,641	$4,975,431	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

15

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Argentina - 0.7%
36,569	MercadoLibre, Inc.*	$21,338,377

	Brazil - 7.0%
685,738	Ambev S.A. ADR	1,474,337
1,777,507	B3 S.A. - Brasil Bolsa Balcao	12,558,491
1,969,393	Duratex S.A.	3,527,444
4,671,987	Equatorial Energia S.A.	15,748,271
8,735,832	Itau Unibanco Holding S.A. ADR	36,777,853
2,838,384	Klabin S.A.	9,296,166
4,079,506	Lojas Renner S.A.	28,800,131
862,337	Magazine Luiza S.A.	7,881,379
382,319	Pagseguro Digital Ltd. Class A*	9,684,140
3,183,587	Petroleo Brasileiro S.A. ADR	21,700,809
1,120,754	Raia Drogasil S.A.	21,595,212
1,757,573	Vale S.A. ADR	14,499,977
2,619,353	WEG S.A.	19,238,485
862,031	YDUQS Part	4,811,166

		207,593,861

	Chile - 0.5%
798,830	Banco Santander Chile ADR	13,436,321

	China - 34.9%
126,872	51job, Inc. ADR*	7,604,708
969,774	Alibaba Group Holding Ltd. ADR*	196,544,097
2,393,500	Anhui Conch Cement Co., Ltd. Class H	18,873,652
13,836,000	China Mengniu Dairy Co., Ltd.*	48,994,771
4,948,200	China Pacific Insurance Group Co., Ltd. Class H	16,370,771
54,087,600	China Petroleum & Chemical Corp. Class H	26,957,943
32,538,000	CNOOC Ltd.	35,974,714
1,583,400	ENN Energy Holdings Ltd.	17,848,816
7,588,000	Guangzhou Automobile Group Co., Ltd. Class H	6,808,764
5,714,065	Huayu Automotive Systems Co., Ltd. Class A	16,270,046
2,091,409	JD.com, Inc. ADR*	90,139,728
5,680,500	Li Ning Co., Ltd.	17,936,028
6,624,306	Midea Group Co., Ltd. Class A	49,638,725
114,081	New Oriental Education & Technology Group, Inc. ADR*	14,563,580
368,815	Oppein Home Group, Inc. Class A	5,493,943
12,678,000	PICC Property & Casualty Co., Ltd. Class H	12,132,157
8,645,500	Ping An Insurance Group Co., of China Ltd. Class H	87,978,842
3,206,600	Shenzhou International Group Holdings Ltd.	37,009,395
4,191,500	Tencent Holdings Ltd.	220,344,776
2,215,847	Tencent Music Entertainment Group ADR*	25,282,814
354,974	WuXi AppTec Co., Ltd. Class A	5,018,400
1,738,500	Wuxi Biologics Cayman, Inc.*(1)	27,062,211
390,046	Yum China Holdings, Inc.	18,901,629
1,782,687	Zhejiang Supor Co., Ltd. Class A	16,540,285
3,133,700	Zhuzhou CRRC Times Electric Co., Ltd. Class H	9,586,412

		1,029,877,207

	Colombia - 0.2%
219,473	Bancolombia S.A. ADR	5,728,245

	Egypt - 0.3%
2,605,158	Commercial International Bank Egypt S.A.E. GDR	9,989,541

	Greece - 0.3%
5,855,808	Alpha Bank A.E.*	4,276,057
8,004,422	Eurobank Ergasias S.A.*	3,233,227

		7,509,284

	Hong Kong - 4.6%
6,147,200	AIA Group Ltd.	56,417,566
5,307,500	China Mobile Ltd.	42,667,295
5,156,000	China Resources Beer Holdings Co., Ltd.	24,283,784
5,680,000	Hang Lung Properties Ltd.	12,150,694

		135,519,339

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Hungary - 1.4%
1,369,635	MOL Hungarian Oil & Gas plc	$8,670,906
486,242	OTP Bank Nyrt	14,400,539
865,558	Richter Gedeon Nyrt	18,495,886

		41,567,331

	India - 4.1%
195,932	Avenue Supermarts Ltd.*(1)	6,141,033
3,834,731	Bharti Airtel Ltd.*	26,114,982
1,619,608	HDFC Bank Ltd.	21,268,267
291,790	Hindustan Unilever Ltd.	8,448,933
5,760,966	ICICI Bank Ltd.	28,901,821
1,173,146	Tata Consultancy Services Ltd.	31,055,912

		121,930,948

	Japan - 0.6%
1,146,800	Nexon Co., Ltd.	18,516,210

	Kuwait - 0.6%
7,179,977	National Bank of Kuwait SAKP	17,216,508

	Luxembourg - 0.3%
10,166	Globant S.A.*	1,175,901
585,889	Ternium S.A. ADR	7,962,232

		9,138,133

	Mexico - 1.1%
497,682	Fomento Economico Mexicano S.A.B. de C.V. ADR	32,015,883

	Pakistan - 0.1%
3,442,700	Habib Bank Ltd.	2,161,039
2,668,800	United Bank Ltd.	1,777,942

		3,938,981

	Peru - 0.4%
76,505	Credicorp Ltd.	11,400,775

	Poland - 1.0%
563,116	Bank Polska Kasa Opieki S.A.	7,143,012
466,062	KGHM Polska Miedz S.A.*	8,766,238
78,492	Polski Koncern Naftowy ORLEN S.A.	1,191,457
1,680,616	Powszechny Zaklad Ubezpieczen S.A.	12,404,819

		29,505,526

	Qatar - 0.2%
1,443,652	Qatar National Bank QPSC	6,809,184

	Russia - 7.5%
5,704,555	Gazprom PJSC ADR	28,887,633
487,604	LUKOIL PJSC ADR	31,810,038
308,176	MMC Norilsk Nickel PJSC ADR	8,425,532
8,149,486	Moscow Exchange MICEX-RTS PJSC*	13,249,891
216,078	Novatek PJSC GDR	30,301,037
87,607	Polyus PJSC*	14,346,703
114,708	Polyus PJSC GDR	9,342,966
5,662,249	Sberbank of Russia PJSC ADR	60,112,921
387,160	X5 Retail Group N.V. GDR	11,426,323
392,457	Yandex N.V. Class A*	14,827,025

		222,730,069

	South Africa - 2.0%
1,499,325	AVI Ltd.	6,365,994
354,594	Mediclinic International plc	1,108,480
322,842	Naspers Ltd. Class N	50,249,839

		57,724,313

	South Korea - 14.3%
863,520	Hana Financial Group, Inc.	19,712,439
122,622	Hyundai Mobis Co., Ltd.	17,336,323
67,395	Korea Zinc Co., Ltd.	21,420,427
103,814	LG Chem Ltd.	32,256,376
271,628	NAVER Corp.	44,039,202

The accompanying notes are an integral part of these financial statements.

16

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	South Korea - 14.3% - (continued)
3,538,389	Samsung Electronics Co., Ltd.	$145,489,803
119,934	Samsung Fire & Marine Insurance Co., Ltd.	18,809,520
160,913	Samsung SDI Co., Ltd.	38,013,417
1,225,218	SK Hynix, Inc.	84,316,501

		421,394,008

	Taiwan - 13.1%
2,708,000	Accton Technology Corp.	19,630,471
14,143,036	ASE Technology Holding, Co., Ltd.	31,506,603
37,194,000	CTBC Financial Holding Co., Ltd.	24,785,802
8,230,000	Delta Electronics, Inc.	38,386,415
17,338,000	Hon Hai Precision Industry Co., Ltd.	44,558,078
879,000	MediaTek, Inc.	12,137,607
17,294,139	Taiwan Semiconductor Manufacturing Co., Ltd.	174,459,742
11,254,000	Uni-President Enterprises Corp.	26,203,658
4,132,000	Zhen Ding Technology Holding Ltd.	14,826,927

		386,495,303

	Turkey - 1.4%
16,300,292	Akbank T.A.S.*	13,760,709
2,270,164	BIM Birlesik Magazalar A.S.	18,025,783
757,120	Tupras Turkiye Petrol Rafinerileri A.S.*	9,832,032

		41,618,524

	United Arab Emirates - 1.2%
3,277,833	Abu Dhabi Commercial Bank PJSC	3,939,420
1,160,475	DP World plc	18,531,390
16,238,514	Emaar Properties PJSC	11,908,839

		34,379,649

	Total Common Stocks (cost $2,442,513,359)	$2,887,373,520

SHORT-TERM INVESTMENTS - 0.8%
	Other Investment Pools & Funds - 0.8%
24,843,921	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.14%(2)	$24,843,921

	Total Short-Term Investments (cost $24,843,921)	$24,843,921

Total Investments (cost $2,467,357,280)	98.6%	$2,912,217,441
Other Assets and Liabilities	1.4%	40,584,374

Total Net Assets	100.0%	$2,952,801,815

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $33,203,244, representing 1.1% of net assets.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

17

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$21,338,377	$21,338,377	$—	$—
Brazil	207,593,861	207,593,861	—	—
Chile	13,436,321	13,436,321	—	—
China	1,029,877,207	353,036,556	676,840,651	—
Colombia	5,728,245	5,728,245	—	—
Egypt	9,989,541	—	9,989,541	—
Greece	7,509,284	—	7,509,284	—
Hong Kong	135,519,339	—	135,519,339	—
Hungary	41,567,331	—	41,567,331	—
India	121,930,948	—	121,930,948	—
Japan	18,516,210	—	18,516,210	—
Kuwait	17,216,508	—	17,216,508	—
Luxembourg	9,138,133	9,138,133	—	—
Mexico	32,015,883	32,015,883	—	—
Pakistan	3,938,981	2,161,039	1,777,942	—
Peru	11,400,775	11,400,775	—	—
Poland	29,505,526	—	29,505,526	—
Qatar	6,809,184	—	6,809,184	—
Russia	222,730,069	32,609,470	190,120,599	—
South Africa	57,724,313	6,365,994	51,358,319	—
South Korea	421,394,008	—	421,394,008	—
Taiwan	386,495,303	—	386,495,303	—
Turkey	41,618,524	—	41,618,524	—
United Arab Emirates	34,379,649	—	34,379,649	—
Short-Term Investments	24,843,921	24,843,921	—	—

Total	$2,912,217,441	$719,668,575	$2,192,548,866	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

18

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.6%
	Argentina - 2.2%
$161,000	Pampa Energia S.A. 7.38%, 07/21/2023(1)(2)	$105,052
800,000	YPF Energia Electrica S.A. 10.00%, 07/25/2026(1)	376,000
	YPF S.A.
750,000	8.50%, 07/28/2025(3)	363,750
820,000	8.50%, 06/27/2029(1)	381,300

		1,226,102

	Austria - 0.4%
230,000	Klabin Austria GmbH 7.00%, 04/03/2049(1)	223,963

	Brazil - 1.1%
	Banco do Brasil S.A.
230,000	6.25%, 04/15/2024, (6.25% fixed rate until 04/15/2024; 10 year USD CMT + 4.398% thereafter)(1)(4)(5)	188,025
210,000	9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 year USD CMT + 6.362% thereafter)(1)(4)(5)	200,760
260,000	Itau Unibanco Holding S.A. 6.13%, 12/12/2022, (6.13% fixed rate until 12/12/2022; 5 year USD CMT + 3.981% thereafter)(1)(4)(5)	241,150

		629,935

	British Virgin Islands - 4.6%
1,060,000	China Great Wall International Holdings Ltd. 3.88%, 08/31/2027(3)	1,126,769
495,000	China Railway Xunjie Co., Ltd. 3.25%, 07/28/2026(3)	520,639
410,000	Rongshi International Finance Ltd. 3.63%, 05/04/2027(3)	439,099
430,000	Sinopec Group Overseas Development Ltd. 3.50%, 05/03/2026(1)	462,472

		2,548,979

	Cayman Islands - 5.1%
340,000	Baidu, Inc. 4.38%, 05/14/2024	362,552
380,000	China Evergrande Group 11.50%, 01/22/2023(3)	339,184
640,000	CSCEC Finance Cayman Ltd. 3.50%, 07/05/2027(3)	681,191
580,000	CSN Islands Corp. 6.75%, 01/28/2028(1)	378,450
770,000	Tencent Holdings Ltd. 3.80%, 02/11/2025(1)	827,349
300,000	Yuzhou Properties Co., Ltd. 7.38%, 01/13/2026(3)	243,134

		2,831,860

	Chile - 5.4%
290,000	AES Gener S.A. 7.13%, 03/26/2079, (7.13% fixed rate until 04/07/2024; 5 year USD Swap + 4.644% thereafter)(1)(5)	276,904
1,280,000	Corp. Nacional del Cobre de Chile 4.38%, 02/05/2049(1)	1,310,990
720,000	Empresa de Transporte de Pasajeros Metro S.A. 5.00%, 01/25/2047(1)	759,600
320,000	Empresa Electrica Cochrane S.p.A. 5.50%, 05/14/2027(1)	307,200
380,000	Engie Energia Chile S.A. 3.40%, 01/28/2030(1)	368,224

		3,022,918

	Colombia - 1.0%
	Ecopetrol S.A.
270,000	5.88%, 09/18/2023	277,290
295,000	6.88%, 04/29/2030	301,638

		578,928

	Hong Kong - 4.4%
1,040,000	Beijing State-Owned Assets Management Hong Kong Co., Ltd.4.13%, 05/26/2025(3)	1,127,564
460,000	CNAC HK Finbridge Co., Ltd.4.88%, 03/14/2025(3)	491,216

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 55.6% - (continued)
		Hong Kong - 4.4% - (continued)
	$830,000	Xiaomi Best Time International Ltd. 3.38%, 04/29/2030(1)	$815,413

			2,434,193

		India - 1.8%
	380,000	Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(1)	323,353
	340,000	Power Finance Corp. Ltd. 6.15%, 12/06/2028(1)	354,880
	390,000	REC Ltd. 3.88%, 07/07/2027(3)	354,704

			1,032,937

		Indonesia - 4.8%
	665,000	ABM Investama Tbk PT 7.13%, 08/01/2022(1)	339,247
	436,000	Bayan Resources Tbk PT 6.13%, 01/24/2023(1)	344,762
	250,000	Indonesia Asahan Aluminium Persero PT 6.76%, 11/15/2048(1)	267,392
	270,000	Pelabuhan Indonesia PT 5.38%, 05/05/2045(1)	269,662
	360,000	Pertamina Persero PT 6.00%, 05/03/2042(1)	379,671
		Perusahaan Listrik Negara PT
	400,000	5.25%, 10/24/2042(1)	408,200
	400,000	5.25%, 05/15/2047(1)	406,000
	250,000	6.15%, 05/21/2048(1)	272,500

			2,687,434

		Kazakhstan - 1.0%
	560,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(1)	579,687

		Luxembourg - 2.8%
	460,000	Atento Luxco 1 S.A. 6.13%, 08/10/2022(1)	290,379
	200,000	JSL Europe S.A. 7.75%, 07/26/2024(1)	183,000
	200,000	Kenbourne Invest S.A. 6.88%, 11/26/2024(1)	187,000
	390,000	Minerva Luxembourg S.A. 5.88%, 01/19/2028(1)	358,800
	340,000	Rede D’or Finance S.a.r.l. 4.50%, 01/22/2030(1)	287,742
	470,000	Unigel Luxembourg S.A. 8.75%, 10/01/2026(1)(2)	280,125

			1,587,046

		Malaysia - 0.4%
	200,000	Petronas Capital Ltd.4.80%, 04/21/2060(1)	231,169

		Mexico - 14.8%
	595,000	Aerovias de Mexico S.A. de C.V. 7.00%, 02/05/2025(1)(2)	223,125
	550,000	Alpha Holding S.A. de C.V.10.00%, 12/19/2022(1)	396,005
	500,000	BBVA Bancomer S.A. 5.88%, 09/13/2034, (5.88% fixed rate until 09/13/2029; 5 year USD CMT + 4.308% thereafter)(1)(5)	437,850
	494,000	Cometa Energia S.A. de C.V.6.38%, 04/24/2035(1)	442,130
	590,000	Credito Real S.A.B. de C.V. 9.13%, 11/29/2022, (9.13% fixed rate until 11/29/2022; 5 year USD CMT + 7.026% thereafter)(1)(2)(4)(5)	430,706
	430,000	Cydsa S.A.B. de C.V. 6.25%, 10/04/2027(1)	383,775
	710,000	Docuformas SAPI de C.V. 10.25%, 07/24/2024(1)	388,725
MXN	36,010,000	Grupo Televisa S.A.B. 7.25%, 05/14/2043	1,001,822
	$200,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(1)	166,300
	483,989	Mexico Generadora de Energia S de rl 5.50%, 12/06/2032(1)	476,729
	405,000	Operadora de Servicios Mega S.A. de C.V. 8.25%, 02/11/2025(1)	263,939
		Petroleos Mexicanos
	340,000	3.50%, 01/30/2023	300,050
	715,000	6.49%, 01/23/2027(1)	582,653
	1,790,000	7.69%, 01/23/2050(1)	1,315,650
	550,000	Sixsigma Networks Mexico S.A. de C.V. 7.50%, 05/02/2025(1)	412,720

The accompanying notes are an integral part of these financial statements.

19

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 55.6% - (continued)
		Mexico - 14.8% - (continued)
	$430,000	Trust Fibra Uno 6.39%, 01/15/2050(1)	$383,242
	670,000	TV Azteca S.A.B. de C.V. 8.25%, 08/09/2024(3)	381,900
	620,000	Unifin Financiera S.A.B. de C.V. 8.38%, 01/27/2028(1)	270,630

			8,257,951

		Mult - 0.7%
	690,000	Mongolian Mining Corp/Energy Resources LLC 9.25%, 04/15/2024(1)	410,858

		Netherlands - 1.8%
	575,000	Ajecorp B.V. 6.50%, 05/14/2022(1)	501,688
	530,000	Braskem Netherlands Finance B.V. 5.88%, 01/31/2050(1)	406,775
	130,000	Petrobras Global Finance B.V. 6.90%, 03/19/2049	126,100

			1,034,563

		Peru - 0.1%
	85,000	Volcan Cia Minera SAA 5.38%, 02/02/2022(1)	63,857

		South Korea - 0.4%
	200,000	Korea East-West Power Co., Ltd. 1.75%, 05/06/2025(1)	199,592

		Spain - 0.7%
	445,000	AI Candelaria Spain SLU 7.50%, 12/15/2028(1)(2)	403,838

		Thailand - 0.7%
	340,000	Siam Commercial Bank PCL 4.40%, 02/11/2029(3)	368,561

		United Kingdom - 1.4%
	270,000	MARB BondCo plc 6.88%, 01/19/2025(1)	259,200
	250,000	NAK Naftogaz Ukraine via Kondor Finance plc 7.63%, 11/08/2026(1)	210,184
	750,000	Vedanta Resources Finance plc 9.25%, 04/23/2026(1)	303,750

			773,134

		Total Corporate Bonds (cost $37,008,150)	$31,127,505

FOREIGN GOVERNMENT OBLIGATIONS - 40.7%
		Argentina - 2.0%
		Provincia de Cordoba
	2,310,000	7.13%, 06/10/2021(1)	1,039,523
	266,000	7.45%, 09/01/2024(1)	103,743

			1,143,266

		Brazil - 3.6%
		Brazil Notas do Tesouro Nacional
BRL	5,518,000	10.00%, 01/01/2025	1,157,790
	1,000,000	10.00%, 01/01/2027	210,330
	1,485,000	Brazilian Government International Bond 10.25%, 01/10/2028	285,201
	$371,798	Prumo Participacoes e Investimentos S.A 7.50%, 12/31/2031(1)	340,195

			1,993,516

		Cameroon - 0.8%
	500,000	Republic of Cameroon International Bond 9.50%, 11/19/2025(1)	427,500

		Chile - 1.8%
	1,010,000	Chile Government International Bond 3.50%, 01/25/2050	1,025,150

		Colombia - 1.2%
		Colombia Government International Bond
	460,000	3.00%, 01/30/2030	417,684

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 40.7% - (continued)
		Colombia - 1.2% - (continued)
COP	958,000,000	9.85%, 06/28/2027	$276,608

			694,292

		Ecuador - 0.4%
		Ecuador Government International Bond
	$470,000	8.75%, 06/02/2023(1)	145,700
	388,000	9.65%, 12/13/2026(1)	110,584

			256,284

		Egypt - 1.3%
		Egypt Government International Bond
	200,000	4.55%, 11/20/2023(1)	187,292
	200,000	7.50%, 01/31/2027(1)	194,311
	400,000	8.70%, 03/01/2049(1)	358,477

			740,080

		Gabon - 1.0%
	760,000	Gabon Government International Bond 6.63%, 02/06/2031(1)	538,296

		Ghana - 1.1%
		Ghana Government International Bond
	380,000	7.88%, 02/11/2035(1)	285,570
	460,000	8.63%, 06/16/2049(1)	345,115

			630,685

		Indonesia - 3.4%
		Indonesia Treasury Bond
IDR	4,563,000,000	7.00%, 05/15/2022	310,591
	4,168,000,000	7.00%, 05/15/2027	268,293
	2,146,000,000	7.50%, 08/15/2032	136,147
	6,523,000,000	8.75%, 05/15/2031	457,377
	9,981,000,000	9.00%, 03/15/2029	713,740

			1,886,148

		Kuwait - 0.4%
	$200,000	Kuwait International Government Bond 3.50%, 03/20/2027(1)	219,250

		Malaysia - 2.9%
		Malaysia Government Bond
MYR	1,510,000	3.48%, 06/14/2024	363,662
	5,030,000	3.90%, 11/30/2026	1,251,511

			1,615,173

		Mexico - 2.7%
		Mexican Bonos
MXN	24,800,000	7.75%, 05/29/2031	1,092,369
	7,333,900	7.75%, 11/13/2042	302,634
	$132,000	Mexico Government International Bond 5.75%, 10/12/2110	125,236

			1,520,239

		Panama - 1.7%
		Panama Government International Bond
	600,000	3.16%, 01/23/2030	612,006
	320,000	3.87%, 07/23/2060	332,000

			944,006

		Peru - 2.1%
PEN	1,520,000	Peru Government Bond 6.95%, 08/12/2031	533,774
		Peruvian Government International Bond
	$135,000	2.39%, 01/23/2026	137,700
	490,000	2.84%, 06/20/2030	505,680

			1,177,154

		Philippines - 0.7%
	375,000	Philippine Government International Bond 2.46%, 05/05/2030	382,407

The accompanying notes are an integral part of these financial statements.

20

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 40.7% - (continued)
		Qatar - 2.3%
		Qatar Government International Bond
	$420,000	3.25%, 06/02/2026(1)	$443,625
	200,000	3.40%, 04/16/2025(1)	212,766
	200,000	3.75%, 04/16/2030(1)	218,352
	320,000	5.10%, 04/23/2048(1)	398,400

			1,273,143

		Russia - 3.8%
RUB	147,540,000	Russian Federal Bond - OFZ 7.15%, 11/12/2025	2,126,918

		Saudi Arabia - 1.7%
		Saudi Government International Bond
	$430,000	3.25%, 10/26/2026(1)	443,438
	470,000	4.50%, 10/26/2046(1)	486,544

			929,982

		South Africa - 2.0%
ZAR	35,359,271	Republic of South Africa Government Bond 6.50%, 02/28/2041	1,144,648

		Turkey - 1.6%
	$857,000	Turkiye Ihracat Kredi Bankasi AS 8.25%, 01/24/2024(1)	876,079

		Ukraine - 1.3%
	820,000	Ukraine Government International Bond 7.38%, 09/25/2032(1)	725,700

		United Arab Emirates - 0.9%
	500,000	Abu Dhabi Government International Bond 3.88%, 04/16/2050(1)	532,600

		Total Foreign Government Obligations (cost $26,530,908)	$22,802,516

		Total Long-Term Investments (cost $63,539,058)	$53,930,021

	SHORT-TERM INVESTMENTS - 1.8%
		Other Investment Pools & Funds - 0.7%
	370,198	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.14%(6)	370,198

		Securities Lending Collateral - 1.1%
	31,809	Citibank NA DDCA, 0.04%, 5/1/2020(6)	31,809
	292,418	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(6)	292,418
	177,670	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(6)	177,670
	133,016	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(6)	133,016

			634,913

		Total Short-Term Investments (cost $1,005,111)	$1,005,111

Total Investments (cost $64,543,203)	98.1%	$54,935,132
Other Assets and Liabilities	1.9%	1,040,291

Total Net Assets	100.0%	$55,975,423

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $30,953,402, representing 55.3% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(3)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $6,437,711, representing 11.5% of net assets.

(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(6)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

21

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury Long Bond Future	12	06/19/2020	$2,172,375	$3,727

Total futures contracts				$3,727

OTC Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Counterparty	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Mexico Government International Bond	MSC	USD	1,210,000	(1.00%)	06/20/25	Quarterly	$96,415	$—	$89,019	$(7,396)

Credit default swaps on single-name issues:
Sell protection:
Petroleo Brasileiro S.A. - Petrobras	JPM	USD	4,360,000	1.00%	12/20/24	Quarterly	$—	$(122,944)	$(720,756)	$(597,812)
Total single-name issues							$96,415	$(122,944)	$(631,737)	$(605,208)

Total OTC contracts							$96,415	$(122,944)	$(631,737)	$(605,208)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
5,871,244	BRL	1,149,421	USD	CBK	06/22/20	$—	$(73,920)
4,570,000	BRL	819,575	USD	JPM	07/07/20	20,996	(4,120)
956,690,000	CLP	1,158,969	USD	JPM	05/04/20	2,115	(15,010)
626,690,000	CLP	805,255	USD	UBS	05/04/20	—	(54,508)
1,866,980,000	CLP	2,200,654	USD	UBS	06/02/20	37,282	—
1,267,170,000	CLP	1,559,114	USD	CBK	06/02/20	—	(40,166)
344,870,000	CLP	409,828	USD	JPM	06/30/20	3,934	—
10,827,490,000	COP	2,771,046	USD	JPM	06/02/20	48,843	(93,660)
3,342,110,000	COP	835,319	USD	UBS	07/17/20	3,333	—
6,140,000	CZK	269,126	USD	UBS	07/07/20	—	(20,634)
930,000	EUR	1,069,276	USD	UBS	06/09/20	—	(49,325)
1,660,000	EUR	1,828,897	USD	UBS	06/30/20	—	(7,479)
950,000	EUR	1,035,890	USD	JPM	07/31/20	7,171	—
363,040,000	HUF	1,202,372	USD	UBS	06/04/20	—	(74,343)
175,830,000	HUF	536,803	USD	JPM	06/29/20	9,367	—
37,030,000	MXN	1,864,628	USD	JPM	05/04/20	—	(329,237)
9,430,000	MXN	374,629	USD	UBS	05/08/20	16,102	—
24,030,000	MXN	1,086,249	USD	JPM	06/17/20	—	(96,875)
33,830,000	MXN	1,397,761	USD	CBK	06/22/20	—	(5,948)
15,570,000	MXN	622,302	USD	JPM	07/07/20	16,874	—
13,870,000	PLN	3,608,505	USD	JPM	06/05/20	—	(266,358)
5,280,000	PLN	1,245,635	USD	CBK	06/29/20	26,650	—
7,910,000	PLN	1,905,629	USD	CBK	07/14/20	395	—
91,000,000	RUB	1,122,764	USD	JPM	06/17/20	94,432	—
85,900,000	RUB	1,093,571	USD	CBK	06/30/20	53,406	—
31,330,000	RUB	402,492	USD	JPM	07/21/20	14,577	—
31,880,000	RUB	409,874	USD	CBK	07/21/20	14,517	—
19,430,000	THB	619,332	USD	CBK	06/08/20	—	(18,799)
39,830,000	THB	1,223,468	USD	JPM	06/30/20	7,620	—
1,127,784	USD	5,871,244	BRL	JPM	06/22/20	52,283	—
854,605	USD	4,570,000	BRL	JPM	07/07/20	18,154	—
1,186,835	USD	956,690,000	CLP	JPM	05/04/20	41,202	(441)
749,074	USD	626,690,000	CLP	UBS	05/04/20	—	(1,674)

The accompanying notes are an integral part of these financial statements.

22

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,551,384	USD	1,267,170,000	CLP	JPM	06/02/20	$32,436	$—
2,215,474	USD	1,866,980,000	CLP	UBS	06/02/20	—	(22,462)
414,102	USD	344,740,000	CLP	CBK	06/30/20	497	—
1,824,658	USD	6,774,380,000	COP	JPM	06/02/20	118,952	—
1,056,047	USD	4,053,110,000	COP	UBS	06/02/20	35,524	—
846,532	USD	3,342,110,000	COP	JPM	07/17/20	7,881	—
246,048	USD	6,140,000	CZK	CBK	07/07/20	—	(2,444)
1,028,907	USD	930,000	EUR	CBK	06/09/20	8,956	—
1,155,259	USD	363,040,000	HUF	CBK	06/04/20	27,229	—
540,420	USD	175,830,000	HUF	CBK	06/29/20	—	(5,750)
1,854,585	USD	37,030,000	MXN	JPM	05/04/20	319,193	—
378,608	USD	9,430,000	MXN	CBK	05/08/20	—	(12,122)
1,062,334	USD	24,030,000	MXN	JPM	06/17/20	72,960	—
1,401,525	USD	33,830,000	MXN	CBK	06/22/20	9,712	—
622,252	USD	15,570,000	MXN	CBK	07/07/20	—	(16,924)
3,350,091	USD	13,870,000	PLN	CBK	06/05/20	15,643	(7,699)
1,244,036	USD	5,280,000	PLN	CBK	06/29/20	—	(28,250)
1,208,499	USD	91,000,000	RUB	CBK	06/17/20	—	(8,697)
1,069,472	USD	85,900,000	RUB	CBK	06/30/20	—	(77,505)
836,720	USD	63,210,000	RUB	JPM	07/21/20	—	(4,740)
574,118	USD	43,300,000	RUB	CBK	07/24/20	—	(2,048)
609,628	USD	19,750,000	THB	CBK	06/30/20	—	(816)
591,868	USD	9,370,000	ZAR	UBS	05/04/20	86,604	—
599,053	USD	9,200,000	ZAR	CBK	05/26/20	104,156	—
1,638,011	USD	31,110,000	ZAR	JPM	07/03/20	—	(29,624)
9,370,000	ZAR	591,742	USD	JPM	05/04/20	—	(86,477)
9,200,000	ZAR	602,190	USD	UBS	05/26/20	—	(107,293)
9,030,000	ZAR	478,043	USD	JPM	07/03/20	6,005	—
6,370,000	ZAR	336,361	USD	CBK	07/03/20	5,099	—

Total						$1,340,100	$(1,565,348)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$31,127,505	$—	$31,127,505	$—
Foreign Government Obligations	22,802,516	—	22,802,516	—
Short-Term Investments	1,005,111	1,005,111	—	—
Foreign Currency Contracts(2)	1,340,100	—	1,340,100	—
Futures Contracts(2)	3,727	3,727	—	—

Total	$56,278,959	$1,008,838	$55,270,121	$—

Liabilities
Foreign Currency Contracts(2)	$(1,565,348)	$—	$(1,565,348)	$—
Swaps - Credit Default(2)	(605,208)	—	(605,208)	—

Total	$(2,170,556)	$—	$(2,170,556)	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

23

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Australia - 2.8%
57,354	Ansell Ltd.	$1,057,733
3,347,661	Beach Energy Ltd.	3,263,132
177,125	BHP Group Ltd.	3,615,883
180,356	BHP Group plc	3,027,270
185,118	BWP Trust REIT	423,045
61,175	Collection House Ltd.(1)(2)	10,813
339,996	Computershare Ltd.	2,674,977
712,320	Fortescue Metals Group Ltd.	5,443,726
63,430	McMillan Shakespeare Ltd.	273,995
162,244	Northern Star Resources Ltd.	1,310,132
164,572	Pendal Group Ltd.	584,468
475,648	Perenti Global Ltd.	279,673
979,880	Perseus Mining Ltd.*	592,176
1,188,858	Ramelius Resources Ltd.	1,010,193
212,863	Regis Resources Ltd.	608,654
1,002,119	Resolute Mining Ltd.*(3)	597,052
130,948	Rio Tinto Ltd.	7,380,379
334,969	Sandfire Resources Ltd.	972,172
538,936	Santos Ltd.	1,713,707
486,363	Saracen Mineral Holdings Ltd.*	1,333,897
364,851	Shopping Centres Australasia Property Group REIT	528,849
643,823	Silver Lake Resources Ltd.*	795,207
228,328	SmartGroup Corp. Ltd.	798,111
1,143,562	St. Barbara Ltd.	1,882,242
632,239	Woodside Petroleum Ltd.	9,053,180

		49,230,666

	Austria - 0.9%
135,430	ams AG*	1,777,770
32,991	BAWAG Group AG(4)	1,121,288
110,501	Erste Group Bank AG	2,394,870
2,087	Mayr Melnhof Karton AG	286,708
242,402	OMV AG	7,914,864
149,398	Raiffeisen Bank International AG	2,578,620

		16,074,120

	Belgium - 1.0%
50,069	bpost S.A.	349,360
2,358	Cofinimmo S.A. REIT	327,814
1,075	D’ieteren S.A.	53,873
22,343	Galapagos N.V.*	4,936,176
229,809	Proximus SADP	4,904,911
16,838	Sofina S.A.	3,965,587
21,919	UCB S.A.	2,008,633
3,927	Wereldhave Belgium Comm REIT*	224,435

		16,770,789

	Brazil - 0.4%
551,246	Cia de Saneamento Basico do Estado de Sao Paulo	4,062,955
91,517	Cia Paranaense de Energia ADR(3)	938,049
46,137	Cosan Ltd. Class A*(3)	615,468
141,500	Vale S.A.	1,167,305

		6,783,777

	Canada - 5.5%
262,994	Alamos Gold, Inc. Class A	2,118,009
657,900	B2Gold Corp.	3,327,430
113,965	BCE, Inc.	4,608,707
33,676	Celestica, Inc.*	210,241
212,700	Centerra Gold, Inc.	1,700,744
74,900	CGI, Inc.*	4,776,661
292,100	CI Financial Corp.	3,103,674
39,697	Cogeco Communications, Inc.	2,934,889
12,500	Colliers International Group, Inc.	685,998
154,260	Computer Modelling Group Ltd.	518,651
98,900	Corby Spirit and Wine Ltd.	1,157,427
259,700	Crescent Point Energy Corp.(3)	361,951

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Canada - 5.5% - (continued)
309,884	Dundee Precious Metals, Inc.	$1,444,842
200	E-L Financial Corp. Ltd.	98,920
146,000	Enerplus Corp.	393,333
133,900	Fortuna Silver Mines, Inc.*(3)	402,099
163,300	Genworth MI Canada, Inc.(3)	4,026,334
109,700	Gildan Activewear, Inc.	1,530,496
37,400	Home Capital Group, Inc.*	500,565
149,500	iA Financial Corp., Inc.	4,853,554
361,700	IAMGOLD Corp.*	1,265,476
46,200	Labrador Iron Ore Royalty Corp.(3)	655,187
33,600	Linamar Corp.	807,201
211,800	Magna International, Inc.	8,253,193
783,549	Manulife Financial Corp.	9,867,893
42,700	Martinrea International, Inc.	257,989
260,000	Open Text Corp.	9,825,066
98,506	Pan American Silver Corp.	2,094,743
237,400	Parex Resources, Inc.*	2,602,625
172,000	SEMAFO, Inc.*	432,487
95,259	SSR Mining, Inc.*	1,669,146
207,429	Sun Life Financial, Inc.	7,109,765
40,378	Teekay Tankers Ltd. Class A*	820,077
218,500	TFI International, Inc.	6,059,198
80,700	Torex Gold Resources, Inc.*	1,148,509
38,664	Transcontinental, Inc. Class A	350,266
102,600	Tricon Capital Group, Inc.	596,310
176,810	Wesdome Gold Mines Ltd.*	1,354,068
116,265	Westshore Terminals Investment Corp.(3)	1,246,219

		95,169,943

	Chile - 0.3%
6,333,948	Aguas Andinas S.A. Class A	2,124,213
237,981	Enel Americas S.A. ADR	1,925,266
2,617,917	Enel Generacion Chile S.A.	981,413

		5,030,892

	China - 5.5%
8,809,000	Agricultural Bank of China Ltd. Class H	3,664,384
2,344,000	Anhui Expressway Co., Ltd. Class H	1,208,087
1,468,500	BAIC Motor Corp. Ltd. Class H(4)	642,454
7,466,000	Bank of China Ltd. Class H	2,842,327
999,000	Bank of Communications Co., Ltd. Class H	633,072
4,676,000	China BlueChemical Ltd. Class H	697,926
874,000	China Conch Venture Holdings Ltd.	4,178,921
9,196,000	China Construction Bank Corp. Class H	7,381,290
831,000	China Lesso Group Holdings Ltd.	1,190,798
733,000	China Machinery Engineering Corp. Class H	201,115
3,023,000	China Medical System Holdings Ltd.	3,558,587
1,284,800	China Pacific Insurance Group Co., Ltd. Class H	4,250,670
984,000	China Shineway Pharmaceutical Group Ltd.	729,287
2,173,000	CNOOC Ltd.	2,402,516
1,708,000	Consun Pharmaceutical Group Ltd.	873,217
1,000,500	Dali Foods Group Co. Ltd.(4)	618,092
1,918,000	Dongfeng Motor Group Co., Ltd. Class H	1,272,136
3,193,000	FIH Mobile Ltd.*	356,862
1,452,000	Fufeng Group Ltd.*	497,653
2,633,000	Geely Automobile Holdings Ltd.	4,095,688
1,988,500	Great Wall Motor Co., Ltd. Class H	1,329,424
1,726,000	Guangzhou Automobile Group Co., Ltd. Class H	1,548,752
554,500	Hengan International Group Co., Ltd.	4,931,138
58,861	Huami Corp. ADR*	742,826
10,864,000	Industrial & Commercial Bank of China Ltd. Class H	7,284,411
22,866	JOYY, Inc.*	1,393,911
7,953,000	Lonking Holdings Ltd.	2,694,619
1,372,000	Luye Pharma Group Ltd.(3)(4)	666,211
144,591	Momo, Inc. ADR	3,481,751
517,500	Ping An Insurance Group Co., of China Ltd. Class H	5,266,214

The accompanying notes are an integral part of these financial statements.

24

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	China - 5.5% - (continued)
876,000	Qingdao Port International Co., Ltd. Class H(4)	$471,386
1,755,000	Sinopec Engineering Group Co., Ltd. Class H	841,434
838,000	Sinotruk Hong Kong Ltd.	1,699,080
1,021,000	Tian Ge Interactive Holdings Ltd.*(4)	173,843
1,068,000	Tianneng Power International Ltd.(3)	1,045,302
1,705,000	Tong Ren Tang Technologies Co., Ltd. Class H	1,350,971
238,620	Vipshop Holdings Ltd. ADR*	3,801,217
12,463,000	Want Want China Holdings Ltd.	8,882,897
2,376,000	Weichai Power Co., Ltd. Class H	4,174,652
117,400	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(4)	442,733
1,242,000	Youyuan International Holdings Ltd.*(1)(2)(3)	24,367
205,900	Zhuzhou CRRC Times Electric Co., Ltd. Class H	629,876
1,693,600	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,371,115

		95,543,212

	Colombia - 0.1%
187,471	Ecopetrol S.A. ADR(3)	1,959,072

	Czech Republic - 0.2%
272,280	Moneta Money Bank AS(4)	565,651
3,587	Philip Morris CR AS	2,047,844

		2,613,495

	Denmark - 0.4%
18,789	FLSmidth & Co. AS*	494,509
79,463	Pandora A/S	2,825,587
11,873	Ringkjoebing Landbobank A/S	745,309
247,940	Scandinavian Tobacco Group A/S Class A(4)	2,849,294
80,953	Spar Nord Bank A/S*	564,216
6,919	Sydbank A/S	115,126

		7,594,041

	Egypt - 0.1%
713,601	Centamin plc	1,381,655

	Finland - 0.9%
66,607	Alma Media Oyj	590,095
241,732	Sampo Oyj Class A	8,012,797
191,090	TietoEVRY Oyj	4,656,209
63,653	Valmet Oyj	1,455,684

		14,714,785

	France - 6.4%
14,010	Alten S.A.	1,008,689
89,076	Atos SE	6,370,193
60,749	BNP Paribas S.A.	1,908,510
169,668	Cie de Saint-Gobain	4,514,510
67,516	Cie Generale des Etablissements Michelin SCA	6,523,465
20,635	Coface S.A.*	121,205
207,199	Danone S.A.	14,441,155
444,852	Eutelsat Communications S.A.	4,980,689
56,356	Faurecia SE	2,019,316
75,449	Gaztransport Et Technigaz S.A.	5,469,826
91,600	Ipsen S.A.	6,820,795
35,999	IPSOS	693,174
19,138	Kaufman & Broad S.A.(3)	691,637
279,912	Metropole Television S.A.	3,115,655
265,425	Peugeot S.A.	3,762,569
347,550	Publicis Groupe S.A.	10,259,313
12,552	Rothschild & Co.	248,224
123,160	Sanofi(3)	12,029,497
62,276	Schneider Electric SE	5,755,071
8,033	SEB S.A.	963,378
97,733	Societe BIC S.A.	4,888,890
188,612	Societe Generale S.A.	2,959,138
7,538	Sopra Steria Group	892,504
137,757	Television Francaise 1 S.A.	674,460

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	France - 6.4% - (continued)
205,254	Total S.A.	$7,284,952
7,463	Trigano S.A.	549,203
41,368	UBISOFT Entertainment S.A.*	3,077,026

		112,023,044

	Georgia - 0.0%
68,559	TBC Bank Group plc	703,891

	Germany - 1.4%
36,700	Allianz SE	6,753,947
6,914	Amadeus Fire AG	711,994
65,438	Bayer AG	4,303,815
355,786	Deutsche Bank AG(3)	2,635,031
17,823	DWS Group GmbH & Co. KgaA(4)	562,726
15,366	Hella KGaA Hueck & Co.	565,300
11,437	Hochtief AG	894,959
5,127	KWS Saat SE & Co. KGaA	294,967
19,924	Norma Group SE	498,996
284,998	ProSiebenSat.1 Media SE(3)	2,848,166
40,441	Rocket Internet SE*(4)	850,700
96,177	Software AG	3,415,136
94,601	Takkt AG	768,663

		25,104,400

	Greece - 0.1%
22,873	JUMBO S.A.	357,960
12,653	Motor Oil Hellas Corinth Refineries S.A.	187,478
39,004	OPAP S.A.	349,371

		894,809

	Hong Kong - 4.2%
267,000	Bank of East Asia Ltd.	565,614
1,400,000	BOC Hong Kong Holdings Ltd.	4,296,786
1,784,000	Brilliance China Automotive Holdings Ltd.	1,650,624
273,000	China Mobile Ltd.	2,194,663
4,300,000	China Travel International Investment Hong Kong Ltd.	602,067
1,618,000	China Unicom Hong Kong Ltd.	1,046,413
1,154,000	CK Asset Holdings Ltd.	7,291,826
401,200	Dah Sing Banking Group Ltd.	393,860
111,600	Dah Sing Financial Holdings Ltd.	368,141
285,000	Emperor Entertainment Hotel Ltd.	42,562
690,000	Guangdong Investment Ltd.	1,434,142
417,000	Hang Lung Group Ltd.	952,455
1,463,000	Hang Lung Properties Ltd.	3,129,659
211,200	Hang Seng Bank Ltd.	3,693,898
943,000	Henderson Land Development Co., Ltd.	3,843,298
418,300	Hongkong Land Holdings Ltd.	1,749,809
1,335,000	Hysan Development Co., Ltd.	4,453,767
65,800	Jardine Strategic Holdings Ltd.	1,414,496
829,500	Kerry Properties Ltd.	2,291,056
271,500	Kingboard Holdings Ltd.	662,340
4,026,000	Kunlun Energy Co., Ltd.	2,622,920
119,700	Link REIT	1,067,035
962,000	Pacific Textiles Holdings Ltd.	486,788
929,000	PAX Global Technology Ltd.	396,057
68,000	Qingling Motors Co., Ltd. Class H	14,332
321,000	Shenzhen International Holdings Ltd.	620,399
1,528,000	Sino Land Co., Ltd.	2,135,426
20,000	Soundwill Holdings Ltd.	18,417
571,500	Sun Hung Kai Properties Ltd.	7,814,590
2,105,600	Swire Properties Ltd.	5,905,717
41,000	TAI Cheung Holdings Ltd.	28,267
713,000	TCL Electronics Holdings Ltd.	291,087
1,820,000	WH Group Ltd.(4)	1,735,829
921,000	Wharf Real Estate Investment Co., Ltd.(3)	3,899,027
3,604,000	Xinyi Glass Holdings Ltd.	4,173,996

		73,287,363

The accompanying notes are an integral part of these financial statements.

25

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Hungary - 0.4%
128,870	MOL Hungarian Oil & Gas plc	$815,852
208,375	OTP Bank Nyrt	6,171,232

		6,987,084

	India - 1.0%
94,307	GAIL India Ltd. GDR	669,580
1,063,313	Infosys Ltd. ADR	9,814,379
1,885,610	Wipro Ltd. ADR	6,203,657

		16,687,616

	Indonesia - 0.8%
8,220,700	Astra International Tbk PT	2,102,578
1,206,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	45,425
9,662,900	Bank Rakyat Indonesia Persero Tbk PT	1,757,560
187,400	Gudang Garam Tbk PT	569,659
843,600	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	71,501
1,569,700	Link Net Tbk PT	293,362
4,391,400	Selamat Sempurna Tbk PT	365,730
36,687,100	Telekomunikasi Indonesia Persero Tbk PT	8,436,272
761,100	United Tractors Tbk PT	830,113

		14,472,200

	Ireland - 0.2%
1,218,668	AIB Group plc*	1,686,415
498,558	Bank of Ireland Group plc	1,023,090
39,928	Cairn Homes plc*	37,204
135,281	Grafton Group plc UNIT	1,079,461

		3,826,170

	Israel - 1.0%
427,671	Bank Hapoalim BM	2,741,180
233,412	Bank Leumi Le-Israel BM	1,257,647
86,293	Check Point Software Technologies Ltd.*	9,124,622
21,143	Isracard Ltd.	55,433
374,195	Israel Chemicals Ltd.	1,305,575
88,700	Ituran Location and Control Ltd.	1,569,990
1	Mehadrin Ltd.*	21
300,449	Phoenix Holdings Ltd.	1,580,018

		17,634,486

	Italy - 1.1%
26,736	Anima Holding S.p.A.(4)	94,576
75,790	ASTM S.p.A.	1,482,225
42,739	Azimut Holding S.p.A.	728,346
26,502	Cembre S.p.A.	433,002
898,301	Eni S.p.A.	8,557,507
109,536	Immobiliare Grande Distribuzione SIIQ S.p.A. REIT	433,703
632,197	Italgas S.p.A.	3,542,086
799,639	Mediaset S.p.A.*(3)	1,625,688
438,841	Mediobanca Banca di Credito Finanziario S.p.A.	2,551,205
31,443	Tinexta S.p.A.	418,305

		19,866,643

	Japan - 20.1%
16,100	ABC-Mart, Inc.	818,181
107,800	ADEKA Corp.	1,353,661
107,500	Aida Engineering Ltd.	737,861
35,500	Aisin Seiki Co., Ltd.	1,022,379
26,000	Akatsuki, Inc.	974,886
96,700	Amada Co., Ltd.	874,075
2,200	Arcland Sakamoto Co., Ltd.	20,979
54,300	Arisawa Manufacturing Co., Ltd.	427,187
75,400	Asahi Diamond Industrial Co., Ltd.	335,799
18,700	Asahi Glass Co., Ltd.	461,145
185,000	Asahi Group Holdings Ltd.	6,361,283
188,400	Asahi Kasei Corp.	1,336,599
27,200	Asahi Yukizai Corp.	326,025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Japan - 20.1% - (continued)
9,000	Asanuma Corp.	$286,050
1,252,700	Astellas Pharma, Inc.	20,718,588
175,200	Ateam, Inc.	1,148,835
1,900	Atsugi Co., Ltd.	10,915
1,500	Bando Chemical Industries Ltd.	8,933
207,900	Brother Industries Ltd.	3,523,592
25,700	Canon Electronics, Inc.	376,388
35,300	Central Japan Railway Co.	5,554,612
428,100	Citizen Watch Co., Ltd.	1,510,913
3,100	Corona Corp.	27,495
74,300	Dai Nippon Printing Co., Ltd.	1,566,549
46,300	Daiho Corp.	969,263
71,700	Daikyonishikawa Corp.	355,169
1,800	Dainichi Co., Ltd.	11,243
26,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	567,524
13,600	Daito Pharmaceutical Co., Ltd.	457,806
523,700	Daiwa Securities Group, Inc.	2,177,770
52,200	Daiwabo Holdings Co., Ltd.	3,215,780
57,700	DIC Corp.	1,339,938
88,500	Dip Corp.	1,888,798
19,900	Doutor Nichires Holdings Co., Ltd.	301,163
30,800	Dowa Holdings Co., Ltd.	851,868
36,000	Eagle Industry Co., Ltd.	226,452
61,600	Exedy Corp.	992,506
151,800	FamilyMart Co., Ltd.	2,574,168
124,500	FCC Co., Ltd.	1,771,408
46,400	Foster Electric Co., Ltd.	504,629
44,700	Fuji Electric Co., Ltd.	1,066,201
152,200	Fuji Media Holdings, Inc.	1,511,884
18,200	Fujicco Co., Ltd.	327,148
8,400	Fujikura Kasei Co., Ltd.	38,750
1,600	Fujishoji Co., Ltd.	9,748
1,100	FuKoKu Co., Ltd.(3)	6,042
5,800	Fukuda Denshi Co., Ltd.	413,564
29,400	G-Tekt Corp.	300,724
34,600	Glory Ltd.	777,608
24,100	Goldcrest Co., Ltd.	363,550
30,800	GungHo Online Entertainment, Inc.	477,634
237,400	Hachijuni Bank Ltd.	847,720
37,600	Hamakyorex Co., Ltd.	1,027,788
364,300	Haseko Corp.	3,955,060
226,500	Hazama Ando Corp.	1,410,584
99,000	Hino Motors Ltd.	588,924
37,400	Hirano Tecseed Co., Ltd.(3)	393,959
189,100	Hitachi Ltd.	5,612,379
260,100	Honda Motor Co., Ltd.	6,316,309
57,400	Hosiden Corp.	489,849
29,000	Hosokawa Micron Corp.	1,320,165
10,500	Imasen Electric Industrial	73,348
68,300	Inaba Denki Sangyo Co., Ltd.	1,444,933
1,043,400	Inpex Corp.	6,735,243
48,100	Intage Holdings, Inc.	344,117
18,900	Internet Initiative Japan, Inc.	646,032
583,600	Isuzu Motors Ltd.	4,435,097
315,700	ITOCHU Corp.	6,189,333
28,800	Iwatani Corp.	983,871
1,400	Iwatsu Electric Co., Ltd.*	10,988
210,000	Iyo Bank Ltd.	1,125,020
3,900	Japan Foundation Engineering Co., Ltd.	14,945
51,300	Japan Petroleum Exploration Co., Ltd.	881,718
21,800	K&O Energy Group, Inc.	320,385
103,500	Kaken Pharmaceutical Co., Ltd.	5,696,790
275,100	Kamigumi Co., Ltd.	4,843,259
91,000	Kanamoto Co., Ltd.	1,764,626

The accompanying notes are an integral part of these financial statements.

26

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Japan - 20.1% - (continued)
63,800	Kandenko Co., Ltd.	$533,881
33,600	Kanematsu Corp.	331,225
50,600	Kasai Kogyo Co., Ltd.	235,161
570,800	KDDI Corp.	16,532,804
29,600	Kinden Corp.	476,296
63,800	Koito Manufacturing Co., Ltd.	2,403,203
40,700	Kondotec, Inc.	346,566
29,700	Kureha Corp.	1,197,881
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	363,892
45,600	Kyudenko Corp.	1,278,487
72,300	Macromill, Inc.	458,852
36,700	Makino Milling Machine Co., Ltd.	1,046,226
10,200	Meitec Corp.	450,373
503,100	Mitsubishi Chemical Holdings Corp.	2,859,417
284,500	Mitsubishi Gas Chemical Co., Inc.	3,485,363
10,300	Mitsubishi Research Institute, Inc.	349,024
22,200	Mitsuboshi Belting Ltd.	303,968
162,100	Mitsui & Co., Ltd.	2,262,647
61,400	Mitsui Chemicals, Inc.	1,205,468
35,700	Mitsui Matsushima Holdings Co., Ltd.	276,953
34,600	Mitsui Sugar Co., Ltd.	690,316
42,100	Mixi, Inc.	726,400
35,400	Mizuno Corp.	614,132
55,100	Modec, Inc.	780,719
3,900	Murakami Corp.	81,923
105,800	Musashi Seimitsu Industry Co., Ltd.	856,611
88,300	Nagase & Co., Ltd.	1,062,129
2,600	Natoco Co., Ltd.	24,366
154,300	Nexon Co., Ltd.	2,491,325
229,000	NHK Spring Co., Ltd.	1,515,244
44,500	Nichias Corp.	884,657
4,000	Nichireki Co., Ltd.	53,004
10,868	Nichirin Co., Ltd.	124,951
25,900	Nikkon Holdings Co., Ltd.	502,913
31,600	Nippo Corp.	710,639
14,100	Nippon Carbon Co., Ltd.	432,413
71,700	Nippon Electric Glass Co., Ltd.	1,044,506
38,100	Nippon Kanzai Co., Ltd.	651,650
64,600	Nippon Kayaku Co., Ltd.	624,939
969,500	Nippon Light Metal Holdings Co., Ltd.	1,526,882
31,900	Nippon Pillar Packing Co., Ltd.	404,216
26,600	Nippon Seiki Co., Ltd.	286,227
29,400	Nippon Shokubai Co., Ltd.	1,388,453
15,000	Nippon Soda Co., Ltd.	384,865
432,200	Nippon Telegraph & Telephone Corp.	9,842,766
53,300	Nishio Rent All Co., Ltd.	1,097,497
15,000	Nisshin Oillio Group Ltd.	493,289
22,200	Nitta Corp.	397,251
137,100	NOK Corp.	1,596,648
12,400	Noritake Co. Ltd.	406,108
12,400	NS Solutions Corp.	313,220
582,700	NTT DOCOMO, Inc.	17,172,882
373,100	Obayashi Corp.	3,261,116
537,400	Oji Holdings Corp.	2,728,644
51,400	Okinawa Cellular Telephone Co.	1,962,720
15,200	OKUMA Corp.	573,113
20,600	Okura Industrial Co., Ltd.	299,910
78,800	Open House Co., Ltd.	1,717,690
27,800	Optorun Co., Ltd.	755,095
65,000	Osaki Electric Co., Ltd.	312,494
238,100	Penta-Ocean Construction Co., Ltd.	1,202,853
36,000	Piolax, Inc.	535,954
198,500	Press Kogyo Co., Ltd.	489,235
159,600	Rengo Co., Ltd.	1,243,391
26,100	Ryosan Co., Ltd.	570,749

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Japan - 20.1% - (continued)
29,200	Sanki Engineering Co., Ltd.	$329,253
2,000	Sanko Metal Industrial Co., Ltd.	39,284
30,500	Sankyu, Inc.	1,172,049
126,400	Sanwa Holdings Corp.	980,827
13,000	Sanyo Chemical Industries Ltd.	512,134
80,500	Sawai Pharmaceutical Co., Ltd.	4,395,647
18,600	SEC Carbon Ltd.(3)	1,101,593
321,900	Seino Holdings Co., Ltd.	3,832,247
137,100	Sekisui Chemical Co., Ltd.	1,737,619
256,500	Sekisui House Ltd.	4,400,183
75,700	Sekisui Jushi Corp.	1,539,138
13,500	Shibaura Mechatronics Corp.	339,009
14,600	Shibuya Corp.	359,336
89,000	Shikoku Chemicals Corp.	904,177
6,600	Shimamura Co., Ltd.	416,106
310,900	Shimizu Corp.	2,387,731
70,600	Shinnihon Corp.	502,558
23,400	Shinwa Co., Ltd.	387,874
371,300	Shionogi & Co., Ltd.	20,505,977
108,700	Shizuoka Bank Ltd.	659,942
50,800	Shizuoka Gas Co., Ltd.	456,480
177,200	Showa Denko KK	3,878,542
43,000	Sintokogio Ltd.	297,248
600	SK Kaken Co., Ltd.	228,394
29,500	SK-Electronics Co., Ltd.	289,621
327,100	SKY Perfect JSAT Holdings, Inc.	1,229,686
156,500	Softbank Corp.	2,131,213
158,000	Stanley Electric Co., Ltd.	3,599,923
21,800	Starts Corp., Inc.	421,724
125,600	Sumitomo Corp.	1,420,812
550,300	Sumitomo Electric Industries Ltd.	5,661,730
115,500	Sumitomo Forestry Co., Ltd.	1,426,899
87,700	Sumitomo Heavy Industries Ltd.	1,848,205
146,500	Sumitomo Mitsui Construction Co., Ltd.	604,510
22,300	Sumitomo Mitsui Financial Group, Inc.	586,428
50,500	Sumitomo Rubber Industries Ltd.	490,180
33,600	Sumitomo Seika Chemicals Co., Ltd.	921,606
32,900	Tachi-S Co., Ltd.	287,840
55,300	Tadano Ltd.	421,815
19,000	Taihei Dengyo Kaisha Ltd.	388,635
106,300	Taisei Corp.	3,313,593
23,400	Takasago Thermal Engineering Co., Ltd.	368,856
98,700	Tatsuta Electric Wire and Cable Co., Ltd.	479,026
107,100	Toagosei Co., Ltd.	979,895
41,700	Tokai Rika Co., Ltd.	531,240
92,000	Tokuyama Corp.	1,941,199
63,600	Tokyo Broadcasting System Holdings, Inc.	983,312
174,300	Tokyu Construction Co., Ltd.	901,082
301,300	Toppan Printing Co., Ltd.	4,475,845
74,800	Topre Corp.	865,271
561,800	Toray Industries, Inc.	2,575,688
25,000	Torii Pharmaceutical Co., Ltd.	688,319
12,300	Toukei Computer Co., Ltd.	470,065
105,600	Toyo Construction Co., Ltd.	421,692
38,200	Toyo Ink SC Holdings Co., Ltd.	726,578
22,200	Toyo Kanetsu KK	393,172
79,400	Toyo Seikan Group Holdings Ltd.	805,503
38,400	Toyo Tanso Co., Ltd.	527,350
84,600	Toyota Boshoku Corp.	1,056,215
41,300	Toyota Motor Corp.	2,553,449
102,200	Toyota Tsusho Corp.	2,432,789
44,400	TPR Co., Ltd.	518,303
5,700	Trancom Co., Ltd.	377,529
75,800	TS Tech Co., Ltd.	2,055,297
34,400	Tsubakimoto Chain Co.	805,734

The accompanying notes are an integral part of these financial statements.

27

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Japan - 20.1% - (continued)
48,200	TV Asahi Holdings Corp.	$715,511
20,200	Tv Tokyo Holdings Corp.	449,537
62,000	Ube Industries Ltd.	1,039,702
75,400	Unipres Corp.	661,218
371	United Urban Investment Corp. REIT	372,206
34,000	Ushio, Inc.	358,518
3,100	Utoc Corp.	13,969
10,300	V Technology Co., Ltd.	355,528
92,000	Wakita & Co., Ltd.	847,675
48,400	YAMABIKO Corp.	373,020
328,600	Yamaha Motor Co., Ltd.	4,227,694
52,900	Yokogawa Bridge Holdings Corp.	928,518
77,000	Yokohama Rubber Co., Ltd.	979,356
18,500	Yuasa Trading Co., Ltd.	497,839
54,500	Yurtec Corp.	306,127
54,200	Zeon Corp.	474,910

		348,930,007

	Luxembourg - 0.4%
64,124	Orion Engineered Carbons S.A.	584,170
40,082	Reinet Investments SCA	641,207
133,877	RTL Group S.A.	4,458,245
25,173	Stabilus S.A.	1,075,254

		6,758,876

	Malaysia - 0.6%
48,400	AFFIN Bank Bhd*	17,075
396,800	AMMB Holdings Bhd	274,077
9,062,400	Astro Malaysia Holdings Bhd	1,982,274
1,147,300	Genting Bhd	1,109,577
2,172,200	Hibiscus Petroleum Bhd*	246,058
444,500	KLCCP Stapled Group	808,485
768,200	Lingkaran Trans Kota Holdings Bhd	693,007
258,400	Petronas Gas Bhd	923,005
605,200	Public Bank Bhd	2,300,103
1,604,200	RHB Bank Bhd	1,765,413
606,000	Uchi Technologies Bhd	337,165
304,400	Westports Holdings Bhd	259,806

		10,716,045

	Mexico - 0.9%
705,000	Banco del Bajio S.A.(4)	555,786
986,532	Bolsa Mexicana de Valores S.A.B. de C.V.	1,780,187
3,587,200	Concentradora Fibra Danhos S.A. de C.V. REIT(3)	2,781,825
658,100	Gentera S.A.B. de C.V.(3)	264,594
232,800	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	852,051
40,745	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	2,526,190
5,642	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	562,564
868,000	Grupo Financiero Banorte S.A.B. de C.V. Class O	2,376,276
1,043,300	Grupo Financiero Inbursa S.A.B. de C.V.	622,924
421,400	Grupo Herdez S.A.B. de C.V. Series *	524,368
245,700	Grupo Mexico S.A.B. de C.V. Class B	522,473
1,591,027	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	2,247,810
50	Urbi Desarrollos Urbanos S.A.B. de C.V.*	2

		15,617,050

	Netherlands - 2.6%
111,010	Aalberts N.V.	3,126,008
372,873	ASR Nederland N.V.	10,031,442
355,278	ING Groep N.V.	1,990,546
7,212	Nederland Apparatenfabriek*	274,606
236,457	NN Group N.V.	6,840,123
2,807,028	Pharming Group N.V.*	4,140,404
408,302	PostNL N.V.	703,525

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Netherlands - 2.6% - (continued)
46,547	Randstad N.V.	$1,873,309
506,111	Royal Dutch Shell plc Class A	8,396,224
263,410	Royal Dutch Shell plc Class B	4,216,835
138,459	Signify N.V.(4)	2,818,519

		44,411,541

	New Zealand - 0.1%
219,947	Freightways Ltd.	893,354
712,970	Skellerup Holdings Ltd.	843,000
288,216	Spark New Zealand Ltd.	780,002

		2,516,356

	Norway - 1.0%
64,802	Austevoll Seafood ASA	504,796
104,204	Fjordkraft Holding ASA(4)	699,674
27,836	Frontline Ltd.	263,007
306,578	Nordic American Tankers Ltd.(3)	1,845,600
19,458	Salmar ASA	758,337
525,149	Telenor ASA	8,055,280
368,739	TGS Nopec Geophysical Co. ASA	5,646,991

		17,773,685

	Philippines - 0.0%
373,000	Metropolitan Bank & Trust Co.	285,280

	Poland - 0.9%
65,286	Asseco Poland S.A.	1,055,012
57,104	Grupa Lotos S.A.	866,569
54,403	KGHM Polska Miedz S.A.*	1,023,275
74,319	PLAY Communications S.A.(4)	601,610
119,449	Polski Koncern Naftowy ORLEN S.A.	1,813,157
1,183,506	Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,065,305
886,928	Powszechna Kasa Oszczednosci Bank Polski S.A.	4,746,625
513,945	Powszechny Zaklad Ubezpieczen S.A.	3,793,487
9,654	Santander Bank Polska S.A.	383,747
25,936	Warsaw Stock Exchange	254,038

		15,602,825

	Portugal - 0.1%
271,602	Navigator Co. S.A.(3)	705,699
397,699	NOS SGPS S.A.	1,489,623

		2,195,322

	Russia - 1.5%
125,958	Gazprom PJSC ADR	637,846
98,972	Globaltrans Investment plc GDR	560,326
105,818	LUKOIL PJSC ADR	6,872,738
80,413	Magnitogorsk Iron & Steel Works PJSC GDR	566,912
104,625	MMC Norilsk Nickel PJSC ADR	2,860,447
104,035	PhosAgro PJSC GDR	1,256,743
200,368	Polymetal International plc	4,103,317
27,305	Polyus PJSC GDR	2,223,992
59,346	Severstal PAO GDR	707,457
555,644	Surgutneftegas PJSC ADR	2,763,342
95,895	Tatneft PJSC ADR	4,271,989

		26,825,109

	Singapore - 2.2%
1,728,100	CapitaLand Commerical Trust REIT	1,963,719
31,600	China Yuchai International Ltd.	390,260
2,699,700	ComfortDelGro Corp. Ltd.	3,147,372
717,600	DBS Group Holdings Ltd.	10,103,167
500,300	Frasers Logistics & Industrial Trust REIT	374,437
1,041,200	Hi-P International Ltd.	784,118
1,400,000	IGG, Inc.(3)	890,126
121,600	Jardine Cycle & Carriage Ltd.	1,728,898
1,143,700	Oversea-Chinese Banking Corp. Ltd.	7,297,161
1,016,700	Singapore Telecommunications Ltd.	2,009,463

The accompanying notes are an integral part of these financial statements.

28

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Singapore - 2.2% - (continued)
324,200	United Overseas Bank Ltd.	$4,632,528
790,100	UOL Group Ltd.	3,800,119
93,300	Venture Corp. Ltd.	1,042,691

		38,164,059

	South Africa - 2.5%
76,147	AECI Ltd.	305,249
113,183	African Rainbow Minerals Ltd.	828,414
44,661	Anglo American Platinum Ltd.	2,343,809
151,093	AngloGold Ashanti Ltd. ADR	3,685,158
10,524	Assore Ltd.	179,440
72,485	Astral Foods Ltd.	754,598
739,264	AVI Ltd.	3,138,846
268,724	Barloworld Ltd.	985,896
145,797	Coronation Fund Managers Ltd.	284,009
517,816	Gold Fields Ltd. ADR	3,800,770
412,226	Harmony Gold Mining Co., Ltd. ADR*	1,492,258
94,262	Hudaco Industries Ltd.	341,793
422,765	Impala Platinum Holdings Ltd.	2,521,478
135,567	Kumba Iron Ore Ltd.	2,551,468
4,482,353	Netcare Ltd.	3,748,292
127,405	Northam Platinum Ltd.*	631,474
466,703	Rand Merchant Investment Holdings Ltd.	631,969
1,074,205	RMB Holdings Ltd.	3,079,741
1,065,051	Sanlam Ltd.	3,404,874
376,280	Sibanye Stillwater Ltd.*	766,547
511,296	Standard Bank Group Ltd.	2,817,224
200,209	Truworths International Ltd.	316,041
850,649	Vodacom Group Ltd.	5,654,931

		44,264,279

	South Korea - 4.1%
30,450	Asia Paper Manufacturing Co., Ltd.	812,464
131,840	BH Co., Ltd.*	1,825,859
6,898	CJ ENM Co., Ltd.	725,713
81,891	Daeduck Electronics Co.(1)(2)	559,215
25,127	Daelim Industrial Co., Ltd.	1,813,014
34,429	DB HiTek Co., Ltd.	756,942
4,648	DongKook Pharmaceutical Co., Ltd.	361,198
23,015	ENF Technology Co., Ltd.	502,197
9,400	Gravity Co., Ltd. ADR*	375,624
6,878	GS Home Shopping, Inc.	720,624
138,428	Hana Financial Group, Inc.	3,160,035
18,238	Handsome Co., Ltd.	367,974
50,393	Hankook Tire & Technology Co., Ltd.	884,129
31,319	Hanyang Eng Co., Ltd.	258,603
27,797	Hyundai Department Store Co., Ltd.	1,658,537
22,580	Hyundai Engineering & Construction Co., Ltd.	654,575
5,371	Hyundai Glovis Co., Ltd.	448,900
35,233	Hyundai Greenfood Co., Ltd.	236,248
34,110	Hyundai Mobis Co., Ltd.	4,822,479
30,973	INTOPS Co., Ltd.	278,840
115,243	KB Financial Group, Inc.	3,297,252
44,474	KC Tech Co., Ltd.	657,775
66,908	KEPCO Plant Service & Engineering Co., Ltd.	1,787,843
67,782	Kginicis Co., Ltd.	1,225,191
78,216	Kia Motors Corp.	1,910,402
26,466	Kolmar Korea Holdings Co., Ltd.	476,805
29,278	Korea Autoglass Corp.	320,028
31,466	Kortek Corp.	248,755
59,066	KT Skylife Co., Ltd.	384,175
71,834	KT&G Corp.	4,796,172
78,362	LG Corp.	3,987,409
5,014	LG Innotek Co., Ltd.	543,229
10,897	Lotte Chemical Corp.	1,936,456
46,070	LOTTE Fine Chemical Co., Ltd.	1,479,832

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	South Korea - 4.1% - (continued)
15,931	Mcnex Co., Ltd.	$388,592
40,861	Partron Co., Ltd.	270,684
5,887	POSCO	889,558
200,682	Power Logics Co., Ltd.	1,134,952
36,315	Sammok S-Form Co., Ltd.	215,782
335,357	Samsung Electronics Co., Ltd.	13,789,050
90,445	Samsung Engineering Co., Ltd.*	853,624
244,969	Seohan Co., Ltd.	204,941
634,176	Seohee Construction Co., Ltd.	543,831
12,783	SFA Engineering Corp.	368,510
13,569	Shindaeyang Paper Co., Ltd.	680,287
121,914	Shinhan Financial Group Co., Ltd.	3,090,831
24,799	Songwon Industrial Co., Ltd.	293,396
48,632	Soulbrain Co., Ltd.	2,927,043
16,337	Spigen Korea Co., Ltd.	583,812
304	Taekwang Industrial Co., Ltd.	199,675

		70,709,062

	Spain - 1.1%
24,051	Aena SME S.A.(4)	3,044,503
69,076	Applus Services S.A.	453,191
119,821	Atresmedia Corp. de Medios de Comunicacion S.A.	309,882
498,265	Banco Bilbao Vizcaya Argentaria S.A.	1,628,718
163,654	Faes Farma S.A.	715,575
57,574	Grupo Catalana Occidente S.A.	1,118,918
305,678	Mediaset Espana Comunicacion S.A.	1,095,334
208,449	Pharma Mar S.A.*	1,246,263
874,960	Prosegur Cash S.A.(4)	763,589
275,164	Red Electrica Corp. S.A.	4,843,401
427,920	Repsol S.A.	3,884,156
64,915	Talgo S.A.*(4)	314,259

		19,417,789

	Sweden - 1.4%
71,824	Boliden AB(3)	1,447,785
34,026	Bure Equity AB	621,277
713,999	Hexpol AB*	5,129,539
289,100	Husqvarna AB Class B	1,739,598
112,652	Industrivarden AB Class C*	2,305,197
47,007	Loomis AB Class B	1,146,300
86,633	Securitas AB Class B	1,025,059
297,442	SKF AB Class B	4,694,709
32,997	Swedish Orphan Biovitrum AB*	632,194
111,733	Tethys Oil AB	570,626
108,580	Trelleborg AB Class B*	1,382,649
257,839	Volvo AB Class B	3,304,094

		23,999,027

	Switzerland - 3.5%
12,187	Baloise Holding AG	1,823,387
46,107	Coca-Cola HBC AG	1,168,292
320,053	Credit Suisse Group AG	2,922,288
1,861	dormakaba Holding AG*	928,716
248,804	Novartis AG	21,232,549
4,165	Orior AG	345,972
1,412	Plazza AG Class A	408,131
58,465	Roche Holding AG	20,246,274
6,869	Sulzer AG	485,840
9,629	Swisscom AG	5,003,150
359,887	UBS Group AG	3,853,488
8,802	Zurich Insurance Group AG	2,790,712

		61,208,799

	Taiwan - 6.6%
74,000	Addcn Technology Co., Ltd.	538,080
892,000	Asia Cement Corp.	1,310,437
99,000	Bioteque Corp.	376,051

The accompanying notes are an integral part of these financial statements.

29

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Taiwan - 6.6% - (continued)
422,000	Catcher Technology Co., Ltd.	$3,196,436
2,903,000	Cathay Financial Holding Co., Ltd.	3,873,526
178,000	Chenbro Micom Co., Ltd.	539,640
281,000	Chia Chang Co., Ltd.	310,590
1,111,000	Chicony Electronics Co., Ltd.	3,129,496
1,270,000	China Life Insurance Co., Ltd.*	867,182
250,400	China Motor Corp.	265,706
952,000	Chipbond Technology Corp.	1,792,143
492,000	Compeq Manufacturing Co., Ltd.	650,814
389,000	Coretronic Corp.	414,494
99,000	Egis Technology, Inc.	627,597
1,000,000	Elan Microelectronics Corp.	3,212,193
1,089,000	Epistar Corp.	1,386,440
1,001,000	FIT Hon Teng Ltd.(4)	216,427
320,000	Foxconn Technology Co., Ltd.	614,429
632,000	Fusheng Precision Co., Ltd.	3,488,212
756,000	Gamania Digital Entertainment Co., Ltd.	1,334,010
297,000	Globalwafers Co., Ltd.	3,779,928
333,000	Grape King Bio Ltd.	2,205,415
161,000	Greatek Electronics, Inc.	244,190
1,626,829	Hannstar Board Corp.	2,161,011
580,000	Holtek Semiconductor, Inc.	1,287,674
482,000	Hon Hai Precision Industry Co., Ltd.	1,238,724
548,000	HTC Corp.	547,251
404,940	Innodisk Corp.	2,515,945
292,000	ITE Technology, Inc.*	458,973
399,000	Kinsus Interconnect Technology Corp.	697,960
88,000	Kung Long Batteries Industrial Co., Ltd.	428,457
2,619,000	Lite-On Technology Corp.	4,069,792
39,000	Lotes Co., Ltd.	434,102
58,500	Lumax International Corp. Ltd.	127,044
543,000	Macronix International	647,837
744,050	Mitac Holdings Corp.	756,604
199,000	Nien Made Enterprise Co., Ltd.	1,526,957
388,000	Novatek Microelectronics Corp.	2,412,956
1,157,000	Pegatron Corp.	2,538,350
67,000	Phison Electronics Corp.	635,801
321,000	Polytronics Technology Corp.	658,299
792,000	Pou Chen Corp.	745,822
722,000	Powertech Technology, Inc.	2,414,412
1,098,000	Radiant Opto-Electronics Corp.	3,603,634
74,000	Realtek Semiconductor Corp.	633,686
56,000	SCI Pharmtech, Inc.	250,455
259,000	Shin Kong No.1 REIT	162,003
333,000	Shinkong Insurance Co., Ltd.	411,274
245,000	Sigurd Microelectronics Corp.*	298,318
327,000	Simplo Technology Co., Ltd.	3,396,087
116,000	Sinmag Equipment Corp.	367,685
649,000	Sino-American Silicon Products, Inc.*	1,917,006
25,600	Sirtec International Co., Ltd.	24,665
158,000	Sitronix Technology Corp.	768,188
408,000	Standard Foods Corp.	919,569
591,000	Synnex Technology International Corp.	788,744
354,000	Taiwan PCB Techvest Co., Ltd.	399,024
846,000	Taiwan Secom Co., Ltd.	2,502,347
341,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,439,938
355,693	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,897,969
823,000	Test Research, Inc.	1,425,381
343,000	Thinking Electronic Industrial Co., Ltd.	963,949
110,000	Topco Scientific Co., Ltd.	378,146
520,000	TPK Holding Co., Ltd.*	727,438
1,065,000	Tripod Technology Corp.	3,763,068
626,000	Unitech Printed Circuit Board Corp.	471,718
320,000	United Integrated Services Co., Ltd.	2,020,170

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Taiwan - 6.6% - (continued)
8,989,000	United Microelectronics Corp.	$4,650,594
1,143,000	Walton Advanced Engineering, Inc.	399,836
341,000	Zippy Technology Corp.	409,573

		114,667,872

	Thailand - 1.3%
1,238,200	Bangkok Bank PCL NVDR	3,936,444
468,100	Dhipaya Insurance PCL NVDR	322,108
1,292,200	Kasikornbank PCL NVDR	3,387,756
392,100	Kiatnakin Bank PCL NVDR	505,315
3,865,800	Krung Thai Bank PCL NVDR	1,299,534
2,340,700	PTT Exploration & Production PCL NVDR	6,041,852
1,349,200	Siam Commercial Bank PCL NVDR	2,817,918
20,783,400	TMB Bank PCL NVDR	609,308
7,364,200	TTW PCL NVDR	3,043,677

		21,963,912

	Turkey - 0.6%
77,490	Coca-Cola Icecek AS	409,943
3,246,069	Dogan Sirketler Grubu Holding AS	836,761
4,983	EGE Endustri VE Ticaret AS	391,999
2,363,067	Enka Insaat ve Sanayi AS	2,045,433
570,914	Eregli Demir ve Celik Fabrikalari T.A.S.	658,205
600,733	Tekfen Holding AS	1,224,758
91,308	Tofas Turk Otomobil Fabrikasi AS	291,759
764,188	Turk Telekomunikasyon AS*	806,883
1,523,734	Turkcell Iletisim Hizmetleri AS	3,035,535
64,339	Vestel Beyaz Esya Sanayi ve Ticaret AS	181,895

		9,883,171

	United Kingdom - 11.5%
180,494	Anglo American plc	3,210,095
272,787	Ashmore Group plc	1,300,603
105,062	Ashtead Group plc	2,869,792
2,498,242	Aviva plc	7,555,001
566,872	Babcock International Group plc	3,002,531
1,893,635	Barclays plc	2,528,569
588,893	Barratt Developments plc	3,839,203
117,410	Bellway plc	3,928,694
27,956	Berkeley Group Holdings plc	1,467,496
31,149	British American Tobacco plc	1,200,614
705,449	Britvic plc	6,493,459
868,886	BT Group plc	1,266,419
179,502	Bunzl plc	3,896,045
138,570	Card Factory plc	73,022
315,849	Clinigen Healthcare Ltd.	2,872,201
495,184	Countryside Properties plc(4)	2,522,859
318,469	Crest Nicholson Holdings plc	1,026,167
122,222	Dialog Semiconductor plc*	3,838,364
531,762	Direct Line Insurance Group plc	1,811,733
188,560	Domino’s Pizza Group plc	817,103
526,618	Forterra plc(4)	1,595,734
83,239	Gamesys Group plc*	919,696
1,041,434	GlaxoSmithKline plc	21,727,013
304,192	GoCo Group plc	318,331
459,389	Gulf Keystone Petroleum Ltd.	461,144
242,925	Headlam Group plc	915,848
2,951,122	HSBC Holdings plc	15,196,356
115,910	Hunting plc	265,711
321,881	IG Group Holdings plc	3,050,864
650,939	IMI plc	6,768,513
59,716	Imperial Brands plc	1,256,332
391,404	Indivior plc*	243,134
4,593,588	ITV plc	4,410,670
68,366	John Laing Group plc(4)	313,640
261,484	Jupiter Fund Management plc	718,814

The accompanying notes are an integral part of these financial statements.

30

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	United Kingdom - 11.5% - (continued)
2,024,719	Legal & General Group plc	$5,205,551
511,824	Meggitt plc	1,792,230
243,236	Mondi plc	4,295,378
1,897,446	Moneysupermarket.com Group plc	7,559,959
67,663	Next Fifteen Communications Group plc	315,320
73,355	Next plc	4,367,454
110,957	Norcros plc	223,601
412,116	PayPoint plc	3,430,987
163,243	Persimmon plc	4,522,849
413,536	Prudential plc	5,833,921
202,326	Reach plc	200,457
297,805	Redrow plc	1,730,340
158,342	Rio Tinto plc	7,350,016
1,516,262	Royal Bank of Scotland Group plc	2,115,354
60,881	Savills plc	741,155
268,521	Serica Energy plc*	318,900
710,199	Standard Chartered plc	3,628,892
164,494	Stock Spirits Group plc	389,510
215,977	Subsea 7 S.A.*	1,185,528
478,266	Synthomer plc	1,704,694
97,684	Tate & Lyle plc	875,284
2,489,821	Taylor Wimpey plc	4,598,301
242,439	TI Fluid Systems plc(4)	487,342
220,717	TP ICAP plc	942,289
32,074	Ultra Electronics Holdings plc	794,061
185,971	Unilever N.V.	9,261,221
111,913	Unilever plc	5,762,643
134,008	Victrex plc	3,357,698
213,266	Vistry Group plc	2,165,836
200,149	WPP plc	1,552,980

		200,391,521

	United States - 0.2%
306,900	Alacer Gold Corp.*	1,574,242
393,300	Argonaut Gold, Inc.*	409,702
79,000	Bizlink Holding, Inc.	514,734
159,937	Diversified Gas & Oil plc	190,563
649,000	Nexteer Automotive Group Ltd.	333,542

		3,022,783

	Total Common Stocks (cost $1,953,191,753)	$1,703,678,523

PREFERRED STOCKS - 1.0%
	Brazil - 0.3%
262,200	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%	604,643
3,170,853	Cia de Saneamento do Parana	2,903,850
1,053,800	Itausa - Investimentos Itau S.A.	1,744,092

		5,252,585

	Germany - 0.7%
113,874	Henkel AG & Co. KGaA	10,110,477
251,499	Schaeffler AG	1,698,229

		11,808,706

	Total Preferred Stocks (cost $21,088,803)	$17,061,291

	Total Long-Term Investments (cost $1,974,280,556)	$1,720,739,814

SHORT-TERM INVESTMENTS - 2.9%
	Other Investment Pools & Funds - 1.1%
19,033,240	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.14%(5)	$19,033,240

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 2.9% - (continued)
	Securities Lending Collateral - 1.8%
1,529,888	Citibank NA DDCA, 0.04%, 5/1/2020(5)	$1,529,888
14,064,304	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(5)	14,064,304
8,545,314	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(5)	8,545,314
6,397,593	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(5)	6,397,593

		30,537,099

	Total Short-Term Investments (cost $49,570,339)	$49,570,339

Total Investments (cost $2,023,850,895)	101.8%	$1,770,310,153
Other Assets & Liabilities	(1.8)%	(30,674,703)

Total Net Assets	100.0%	$1,739,635,450

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of these securities was $594,395, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	Investment valued using significant unobservable inputs.

(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $24,728,725, representing 1.4% of net assets.

(5)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

31

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
11,819,798	USD	9,502,400	GBP	UBS	05/13/20	$—	$(148,985)
5,722,194	USD	4,828,400	GBP	CBK	05/13/20	—	(359,435)
10,204,852	USD	8,809,300	GBP	JPM	05/13/20	—	(890,934)
9,002,154	USD	152,943,000	ZAR	CBK	05/13/20	763,329	—
8,842,430	USD	151,110,600	ZAR	UBS	05/13/20	702,314	—

Total						$1,465,643	$(1,399,354)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$49,230,666	$—	$49,219,853	$10,813
Austria	16,074,120	—	16,074,120	—
Belgium	16,770,789	53,873	16,716,916	—
Brazil	6,783,777	6,783,777	—	—
Canada	95,169,943	95,169,943	—	—
Chile	5,030,892	5,030,892	—	—
China	95,543,212	9,593,548	85,925,297	24,367
Colombia	1,959,072	1,959,072	—	—
Czech Republic	2,613,495	—	2,613,495	—
Denmark	7,594,041	115,126	7,478,915	—
Egypt	1,381,655	—	1,381,655	—
Finland	14,714,785	—	14,714,785	—
France	112,023,044	121,205	111,901,839	—
Georgia	703,891	—	703,891	—
Germany	25,104,400	294,967	24,809,433	—
Greece	894,809	—	894,809	—
Hong Kong	73,287,363	—	73,287,363	—
Hungary	6,987,084	—	6,987,084	—
India	16,687,616	16,687,616	—	—
Indonesia	14,472,200	338,787	14,133,413	—
Ireland	3,826,170	37,204	3,788,966	—
Israel	17,634,486	10,694,633	6,939,853	—
Italy	19,866,643	512,881	19,353,762	—
Japan	348,930,007	—	348,930,007	—
Luxembourg	6,758,876	584,170	6,174,706	—
Malaysia	10,716,045	—	10,716,045	—
Mexico	15,617,050	15,617,050	—	—
Netherlands	44,411,541	14,171,846	30,239,695	—
New Zealand	2,516,356	—	2,516,356	—
Norway	17,773,685	2,108,607	15,665,078	—
Philippines	285,280	—	285,280	—
Poland	15,602,825	—	15,602,825	—
Portugal	2,195,322	—	2,195,322	—
Russia	26,825,109	9,866,046	16,959,063	—
Singapore	38,164,059	390,260	37,773,799	—
South Africa	44,264,279	25,283,466	18,980,813	—
South Korea	70,709,062	375,624	69,774,223	559,215
Spain	19,417,789	309,882	19,107,907	—
Sweden	23,999,027	—	23,999,027	—
Switzerland	61,208,799	408,131	60,800,668	—
Taiwan	114,667,872	19,059,972	95,607,900	—
Thailand	21,963,912	—	21,963,912	—
Turkey	9,883,171	4,077,074	5,806,097	—
United Kingdom	200,391,521	8,033,729	192,357,792	—
United States	3,022,783	2,174,507	848,276	—

The accompanying notes are an integral part of these financial statements.

32

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Description	Total	Level 1	Level 2	Level 3(1)
Preferred Stocks	$17,061,291	$5,252,585	$11,808,706	$—
Short-Term Investments	49,570,339	49,570,339	—	—
Foreign Currency Contracts(2)	1,465,643	—	1,465,643	—

Total	$1,771,775,796	$304,676,812	$1,466,504,589	$594,395

Liabilities
Foreign Currency Contracts(2)	$(1,399,354)	$—	$(1,399,354)	$—

Total	$(1,399,354)	$—	$(1,399,354)	$—

(1)

For the six-month period ended April 30, 2020, investments valued at $802,689 were transferred into Level 3 due to the unavailability of active market pricing and there were no transfers out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended April 30,2020 is not presented.

The accompanying notes are an integral part of these financial statements.

33

Hartford Schroders International Stock Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Argentina - 2.0%
18,454	MercadoLibre, Inc.*	$10,768,094

	Australia - 1.7%
536,893	BHP Group plc	9,011,734

	Austria - 1.1%
272,285	Erste Group Bank AG	5,901,188

	Brazil - 1.9%
687,695	B3 S.A. - Brasil Bolsa Balcao	4,858,722
280,224	Raia Drogasil S.A.	5,399,487

		10,258,209

	China - 7.7%
97,275	Alibaba Group Holding Ltd. ADR*	19,714,724
398,000	Tencent Holdings Ltd.	20,922,634

		40,637,358

	Denmark - 1.9%
115,533	Vestas Wind Systems A/S(1)	9,921,180

	France - 4.0%
66,563	EssilorLuxottica S.A.(1)	8,268,751
138,702	Schneider Electric SE	12,817,776

		21,086,527

	Germany - 14.6%
32,966	adidas AG	7,546,985
162,699	Bayerische Motoren Werke AG	9,570,797
67,525	Continental AG	5,642,488
270,777	Deutsche Wohnen SE	10,974,090
392,733	GEA Group AG	9,012,392
509,528	Infineon Technologies AG	9,472,595
104,485	Knorr-Bremse AG	9,717,467
130,444	SAP SE	15,536,814

		77,473,628

	Hong Kong - 4.2%
1,634,600	AIA Group Ltd.	15,001,977
230,011	Hong Kong Exchanges & Clearing Ltd.	7,374,644

		22,376,621

	India - 1.8%
720,682	HDFC Bank Ltd.	9,463,807

	Japan - 8.6%
13,100	Nintendo Co., Ltd.	5,409,304
324,000	Recruit Holdings Co., Ltd.	9,451,464
19,000	SMC Corp.	8,588,424
163,400	Sony Corp.	10,515,456
320,600	Takeda Pharmaceutical Co., Ltd.	11,561,298

		45,525,946

	Netherlands - 4.5%
50,318	ASML Holding N.V.	14,697,147
207,129	Koninklijke Philips N.V.	9,029,266

		23,726,413

	New Zealand - 1.6%
167,714	Xero Ltd.*	8,574,533

	Norway - 1.3%
590,226	DNB ASA	7,146,402

	Singapore - 1.3%
1,092,200	Oversea-Chinese Banking Corp. Ltd.	6,968,575

	South Korea - 4.1%
414,775	Samsung Electronics Co., Ltd.	17,054,522
18,972	Samsung SDI Co., Ltd.	4,481,866

		21,536,388

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Spain - 3.5%
2,103,736	Banco Bilbao Vizcaya Argentaria S.A.	$6,876,646
1,169,699	Iberdrola S.A.	11,635,902

		18,512,548

	Switzerland - 14.9%
172,084	Alcon, Inc.*	9,082,078
707	Chocoladefabriken Lindt & Spruengli AG	5,507,524
141,390	Cie Financiere Richemont S.A.	8,021,540
28,884	Lonza Group AG*	12,612,648
163,406	Nestle S.A.	17,306,333
58,491	Roche Holding AG	20,255,278
29,358	Schindler Holding AG	6,533,786

		79,319,187

	Taiwan - 3.1%
1,615,000	Taiwan Semiconductor Manufacturing Co., Ltd.	16,291,790

	United Kingdom - 12.4%
451,377	Bunzl plc	9,797,023
411,549	Burberry Group plc	7,145,941
329,490	Diageo plc	11,344,290
681,934	GlaxoSmithKline plc	14,226,911
750,492	National Grid plc	8,794,828
314,857	Ocado Group plc*	6,359,381
215,229	Whitbread plc	8,073,832

		65,742,206

	United States - 1.7%
6,130	Booking Holdings, Inc.*	9,075,894

	Total Common Stocks (cost $502,590,051)	$519,318,228

SHORT-TERM INVESTMENTS - 2.1%
	Other Investment Pools & Funds - 1.8%
9,651,170	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.14%(2)	$9,651,170

	Securities Lending Collateral - 0.3%
67,584	Citibank NA DDCA, 0.04%, 5/1/2020(2)	67,584
621,304	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(2)	621,304
377,498	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(2)	377,498
282,620	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	282,620

		1,349,006

	Total Short-Term Investments (cost $11,000,176)	$11,000,176

Total Investments (cost $513,590,227)	100.0%	$530,318,404
Other Assets and Liabilities	(0.0)%	(88,674)

Total Net Assets	100.0%	$530,229,730

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The accompanying notes are an integral part of these financial statements.

34

Hartford Schroders International Stock Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$10,768,094	$10,768,094	$—	$—
Australia	9,011,734	—	9,011,734	—
Austria	5,901,188	—	5,901,188	—
Brazil	10,258,209	10,258,209	—	—
China	40,637,358	19,714,724	20,922,634	—
Denmark	9,921,180	—	9,921,180	—
France	21,086,527	—	21,086,527	—
Germany	77,473,628	—	77,473,628	—
Hong Kong	22,376,621	—	22,376,621	—
India	9,463,807	—	9,463,807	—
Japan	45,525,946	—	45,525,946	—
Netherlands	23,726,413	—	23,726,413	—
New Zealand	8,574,533	—	8,574,533	—
Norway	7,146,402	—	7,146,402	—
Singapore	6,968,575	—	6,968,575	—
South Korea	21,536,388	—	21,536,388	—
Spain	18,512,548	—	18,512,548	—
Switzerland	79,319,187	—	79,319,187	—
Taiwan	16,291,790	—	16,291,790	—
United Kingdom	65,742,206	—	65,742,206	—
United States	9,075,894	9,075,894	—	—
Short-Term Investments	11,000,176	11,000,176	—	—

Total	$530,318,404	$60,817,097	$469,501,307	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

35

Hartford Schroders Securitized Income Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 104.3%
	Asset-Backed - Automobile - 3.6%
	Ford Credit Auto Lease Trust
$260,688	2.01%, 03/15/2022	$261,705
883,109	2.35%, 02/15/2022	888,043
	Honda Auto Receivables Owner Trust
435,183	2.57%, 12/21/2021	438,371
259,303	2.75%, 09/20/2021	260,710
250,819	Nissan Auto Receivables Owner Trust 2.82%, 01/18/2022	252,107
356,035	Toyota Auto Receivables Owner Trust 2.96%, 09/15/2022	360,891

		2,461,827

	Asset-Backed - Credit Card - 1.2%
400,000	American Express Credit Account Master Trust 2.87%, 10/15/2024	415,578
403,000	Capital One Multi-Asset Execution Trust 2.84%, 12/15/2024	416,524

		832,102

	Asset-Backed - Finance & Insurance - 20.0%
1,000,000	Carbone CLO Ltd. 2.28%, 01/20/2031, 3 mo. USD LIBOR + 1.140%(1)(2)	952,844
1,500,000	Carlyle Global Market Strategies CLO Ltd. 2.03%, 01/18/2029, 3 mo. USD LIBOR + 0.890%(1)(2)(3)	1,456,912
1,296,000	CIFC Funding Ltd. 2.21%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(2)	1,256,310
1,328,377	CLI Funding VI LLC 3.71%, 05/18/2044(1)	1,261,915
620,906	Countrywide Asset-Backed Certificates 5.71%, 05/25/2036(4)	621,523
1,000,000	Madison Park Funding Ltd. 1.97%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(1)(2)(3)	961,049
663,431	Preston Ridge Partners Mortgage Trust LLC 3.35%, 07/25/2024(1)(5)	617,957
1,156,223	SpringCastle Funding Asset-Backed Notes 3.20%, 05/27/2036(1)	1,068,981
	Towd Point Mortgage Trust
1,400,000	4.25%, 10/25/2058(1)(4)	1,408,659
919,000	4.40%, 11/25/2058(1)(4)	910,061
1,053,000	4.50%, 11/25/2058(1)(4)	1,050,163
1,000,000	5.00%, 11/25/2058(1)(4)	870,907
725,000	Treman Park CLO Ltd. 2.21%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(2)(3)	706,919
431,471	Triton Container Finance VI LLC 3.52%, 06/20/2042(1)	413,223

		13,557,423

	Asset-Backed - Home Equity - 7.8%
	CWHEQ Revolving Home Equity Loan Resecuritization Trust
868,373	0.95%, 07/15/2036, 1 mo. USD LIBOR + 0.140%(2)	767,442
636,971	1.00%, 11/15/2035, 1 mo. USD LIBOR + 0.190%(1)(2)	555,084
278,945	Home Equity Loan Trust 0.62%, 05/25/2036, 1 mo. USD LIBOR + 0.130%(2)	266,123
	Master Asset Backed Securities Trust
1,212,581	0.79%, 05/25/2037, 1 mo. USD LIBOR + 0.300%(1)(2)	1,015,920
1,188,624	0.99%, 11/25/2035, 1 mo. USD LIBOR + 0.500%(2)	790,608
814,404	Morgan Stanley Home Equity Loan Trust 0.77%, 02/25/2036, 1 mo. USD LIBOR + 0.280%(2)	781,480
575,348	New Century Home Equity Loan Trust 0.83%, 12/25/2035, 1 mo. USD LIBOR + 0.340%(2)	566,598
542,781	Option One Mortgage Loan Trust 5.86%, 01/25/2037(5)	539,254

		5,282,509

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 104.3% - (continued)
		Asset-Backed - Student Loan - 1.4%
GBP	763,490	Income Contingent Student Loan 1.86%, 07/24/2058, 12 mo. GBP LIBOR + 1.000%(2)(6)	$945,140

		Commercial Mortgage - Backed Securities - 25.1%
	$642,049	Bayview Commercial Asset Trust 2.99%, 04/25/2038, 1 mo. USD LIBOR + 2.500%(1)(2)	621,971
	1,104,000	BF NYT Mortgage Trust 2.01%, 12/15/2035, 1 mo. USD LIBOR + 1.200%(1)(2)	1,054,167
		BX Commercial Mortgage Trust
	647,762	2.26%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(2)	622,969
	700,000	2.51%, 11/15/2035, 1 mo. USD LIBOR + 1.170%(1)(2)	664,492
	648,000	2.77%, 03/15/2037, 1 mo. USD LIBOR + 1.951%(1)(2)	593,577
	1,015,000	BX Trust 2.58%, 05/15/2030, 1 mo. USD LIBOR + 1.770%(1)(2)	831,778
	1,000,000	CAMB Commercial Mortgage Trust 3.36%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	914,764
		Citigroup Commercial Mortgage Trust
	500,000	1.96%, 12/15/2036, 1 mo. USD LIBOR + 1.150%(1)(2)	417,681
	500,000	3.61%, 12/15/2036, 1 mo. USD LIBOR + 2.800%(1)(2)	321,982
	1,000,000	3.64%, 05/10/2035(1)(4)	954,448
		COMM Mortgage Trust
	280,000	2.81%, 06/15/2034, 1 mo. USD LIBOR + 2.000%(1)(2)	262,994
	536,000	3.01%, 10/15/2036, 1 mo. USD LIBOR + 2.200%(1)(2)	404,255
	252,000	3.21%, 06/15/2034, 1 mo. USD LIBOR + 2.394%(1)(2)	194,976
		Core Trust
	1,000,000	1.69%, 12/15/2031, 1 mo. USD LIBOR + 0.880%(1)(2)	959,186
	835,000	2.71%, 12/15/2031, 1 mo. USD LIBOR + 1.900%(1)(2)	742,248
	1,708,000	Credit Suisse Mortgage Capital Certificates 2.96%, 05/15/2036, 1 mo. USD LIBOR + 2.150%(1)(2)	1,577,315
	998,281	GS Mortgage Securities Corp. Trust 1.76%, 07/15/2035, 1 mo. USD LIBOR + 0.950%(1)(2)	948,453
	819,593	HPLY Trust 3.16%, 11/15/2036, 1 mo. USD LIBOR + 2.350%(1)(2)	666,262
		Morgan Stanley Capital Trust
	1,000,000	1.71%, 07/15/2035, 1 mo. USD LIBOR + 0.900%(1)(2)	917,246
	782,000	1.81%, 05/15/2036, 1 mo. USD LIBOR + 1.000%(1)(2)	708,916
	528,000	2.46%, 08/15/2033, 1 mo. USD LIBOR + 1.650%(1)(2)	506,332
	250,000	3.36%, 07/15/2035, 1 mo. USD LIBOR + 2.550%(1)(2)	183,901
	900,000	3.74%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(1)(2)	762,175
	1,413,000	MSSG Trust 3.87%, 09/13/2039(1)	1,258,332

			17,090,420

		Other Asset Backed Securities - 25.2%
	966,609	American Home Mortgage Investment Trust 0.97%, 02/25/2032, 1 mo. USD LIBOR + 0.480%(1)(2)	904,766
	990,698	BlueMountain CLO Ltd. 2.37%, 01/20/2029, 3 mo. USD LIBOR + 1.230%(1)(2)(3)	960,198

The accompanying notes are an integral part of these financial statements.

36

Hartford Schroders Securitized Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 104.3% - (continued)
		Other Asset Backed Securities - 25.2% - (continued)
	$1,750,000	CBAM Ltd. 2.49%, 01/15/2031, 3 mo. USD LIBOR + 1.270%(1)(2)(3)	$1,703,704
	1,485,574	CIFC Funding Ltd. 1.94%, 01/20/2028, 3 mo. USD LIBOR + 0.800%(1)(2)(3)	1,448,538
		CWABS Revolving Home Equity Loan Trust
	753,928	1.10%, 02/15/2034, 1 mo. USD LIBOR + 0.290%(2)	717,356
	582,809	1.11%, 02/15/2034, 1 mo. USD LIBOR + 0.300%(2)	574,277
	834,307	CWHEQ Revolving Home Equity Loan Trust 0.95%, 01/15/2037, 1 mo. USD LIBOR + 0.140%(2)	758,965
	850,000	Dryden 53 CLO Ltd. 2.34%, 01/15/2031, 3 mo. USD LIBOR + 1.120%(1)(2)	822,581
	483,000	Dryden 58 CLO Ltd. 2.14%, 07/17/2031, 12 mo. GBP LIBOR + 1.000%(1)(2)	460,567
	821,000	Goldentree Loan Management US Clo 2 Ltd. 2.29%, 11/28/2030, 3 mo. USD LIBOR + 1.150%(1)(2)	794,312
	750,000	JP Morgan Mortgage Acquisition Trust 4.88%, 11/25/2036(5)	761,544
	3,000,000	LCM XIII L.P. 2.28%, 07/19/2027, 3 mo. USD LIBOR + 1.140%(1)(2)(3)	2,911,779
	1,000,000	LCM XXIII Ltd. 2.21%, 10/20/2029, 3 mo. USD LIBOR + 1.070%(1)(2)(3)	972,975
	1,508,157	MP CLO VIII Ltd. 1.80%, 10/28/2027, 3 mo. USD LIBOR + 0.910%(1)(2)(3)	1,470,168
		Preston Ridge Partners Mortgage Trust LLC
	1,436,177	3.35%, 11/25/2024(1)(5)	1,325,836
	411,694	3.97%, 04/25/2024(1)(5)	382,914
	138,869	Zais CLO Ltd. 2.19%, 07/25/2026, 3 mo. USD LIBOR + 1.200%(1)(2)	137,544

			17,108,024

		Whole Loan Collateral CMO - 20.0%
GBP	182,140	Alba plc 0.66%, 12/15/2038, 3 mo. GBP LIBOR + 0.170%(2)(6)	210,448
		Banc of America Funding Trust
	$237,323	1.32%, 12/20/2034, 1 mo. USD LIBOR + 0.600%(2)	232,633
	1,174,000	4.29%, 06/26/2035(1)(4)	1,002,432
GBP	1,400,000	Dukinfield II plc 4.29%, 12/20/2052, 3 mo. GBP LIBOR + 3.750%(2)(6)	1,602,067
	183,904	EMF plc 1.49%, 03/13/2046, 3 mo. GBP LIBOR + 0.980%(2)(6)	221,570
		Eurosail plc
	197,619	0.65%, 12/15/2044, 3 mo. GBP LIBOR + 0.160%(2)(6)	245,185
	104,188	0.66%, 03/13/2045, 3 mo. GBP LIBOR + 0.150%(2)(6)	125,924
		Fannie Mae Connecticut Avenue Securities
	$1,375,000	2.64%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(2)	1,233,532
	560,000	2.84%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	499,882
	1,375,000	2.89%, 05/25/2030, 1 mo. USD LIBOR + 2.400%(2)	1,229,078
	768,309	3.49%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	585,262
	1,499,611	5.39%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	1,177,492
	565,603	IndyMac INDX Mortgage Loan Trust 1.05%, 03/25/2035, 1 mo. USD LIBOR + 0.560%(2)	526,934
	568,602	JP Morgan Mortgage Trust 3.50%, 05/25/2046(1)(4)	570,322
GBP	510,079	Landmark Mortgage Securities No. 2 plc 0.71%, 06/17/2039, 3 mo. GBP LIBOR + 0.200%(2)(3)(6)	577,549
	$219,866	Oaktown Re III Ltd. 1.89%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	216,319
	510,000	Park Place Securities, Inc. Asset-Backed Pass-Through 1.61%, 03/25/2035, 1 mo. USD LIBOR + 1.125%(2)	472,797
	286,949	Preston Ridge Partners Mortgage Trust LLC 2.98%, 02/25/2025(1)(5)	280,910

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 104.3% - (continued)
		Whole Loan Collateral CMO - 20.0% - (continued)
GBP	1,267,326	Resloc plc 0.65%, 12/15/2043, 3 mo. GBP LIBOR + 0.160%(2)(3)(6)	$1,458,005
	$125,288	Structured Asset Investment Loan Trust 1.22%, 03/25/2035, 1 mo. USD LIBOR + 0.735%(2)	122,500
EUR	633,222	Uropa Securities plc 0.00%, 10/10/2040, 3 mo. Euribor + 0.200%(2)(6)	632,973
	$415,172	WaMu Mortgage Pass-Through Certificates Trust 4.45%, 08/25/2033(4)	395,546

			13,619,360

		Total Asset & Commercial Mortgage-Backed Securities (cost $76,362,130)	$70,896,805

CORPORATE BONDS - 2.6%
		Insurance - 2.6%
	1,862,450	Ambac LSNI LLC 6.45%, 02/12/2023, 3 mo. USD LIBOR + 5.000%(1)(2)	$1,769,327

		Total Corporate Bonds (cost $1,862,450)	$1,769,327

U.S. GOVERNMENT AGENCIES - 13.9%
		Mortgage-Backed Agencies - 13.9%
		FHLMC - 13.9%
	1,000,000	2.99%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(2)	$940,378
	1,375,000	3.19%, 09/25/2027(3)(4)	1,541,738
	1,633,000	3.43%, 01/25/2027(3)(4)	1,848,464
	1,500,000	3.93%, 07/25/2028(3)(4)	1,778,341
	500,000	4.55%, 04/25/2024, 1 mo. USD LIBOR + 3.600%(2)	333,459
	463,978	4.64%, 01/25/2025, 1 mo. USD LIBOR + 4.150%(2)	396,149
	715,410	4.95%, 08/25/2024, 1 mo. USD LIBOR + 4.000%(2)	568,192
	699,396	5.60%, 10/25/2028, 1 mo. USD LIBOR + 4.650%(2)	688,974
	638,000	5.65%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(2)	637,999
	680,260	5.95%, 12/25/2028, 1 mo. USD LIBOR + 5.000%(2)	675,158

			9,408,852

		Total U.S. Government Agencies (cost $9,763,814)	$9,408,852

		Total Long-Term Investments (cost $87,988,394)	$82,074,984

SHORT-TERM INVESTMENTS - 7.3%
		Other Investment Pools & Funds - 7.3%
	5,002,816	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.14%(7)	$5,002,816

		Total Short-Term Investments (cost $5,002,816)	$5,002,816

Total Investments (cost $92,991,210)	128.1%	$87,077,800
Other Assets and Liabilities	(28.1)%	(19,121,543)

Total Net Assets	100.0%	$67,956,257

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

37

Hartford Schroders Securitized Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $49,732,516, representing 73.2% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(3)	All, or a portion of the security, was pledged as collateral in connection with reverse repurchase agreements. As of April 30, 2020, the market value of securities pledged was $19,796,339.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $6,018,861, representing 8.9% of net assets.

(7)	Current yield as of period end.

Reverse Repurchase Agreements Outstanding at April 30, 2020
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Value	Value Including Accrued Interest
JP Morgan Chase Bank	1.550%	03/12/20	06/10/20	USD	(2,700,000)	$(2,700,000)	$(2,705,813)
JP Morgan Chase Bank	1.814%	03/04/20	06/01/20	USD	(8,145,000)	(8,145,000)	(8,168,807)
JP Morgan Chase Bank	1.900%	02/04/20	05/01/20	USD	(4,653,000)	(4,653,000)	(4,674,365)
JP Morgan Chase Bank	2.113%	02/26/20	05/22/20	USD	(900,000)	(900,000)	(903,434)
JP Morgan Chase Bank	1.537%	04/30/20	07/30/20	GBP	(609,082)	(767,138)	(767,171)
JP Morgan Chase Bank	2.388%	04/08/20	07/03/20	GBP	(364,641)	(459,265)	(459,956)
JP Morgan Chase Bank	2.338%	04/03/20	07/03/20	GBP	(926,983)	(1,167,535)	(1,169,624)

Total						$(18,791,938)	$(18,849,170)

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
British Pound Future	40	06/15/2020	$3,150,500	$65,605
Euro FX Future	4	06/15/2020	548,100	(3,011)

Total				$62,594

Total futures contracts				$62,594

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

38

Hartford Schroders Securitized Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$70,896,805	$—	$70,896,805	$—
Corporate Bonds	1,769,327	—	1,769,327	—
U.S. Government Agencies	9,408,852	—	9,408,852	—
Short-Term Investments	5,002,816	5,002,816	—	—
Futures Contracts(2)	65,605	65,605	—	—

Total	$87,143,405	$5,068,421	$82,074,984	$—

Liabilities
Futures Contracts(2)	$(3,011)	$(3,011)	$—	$—
Reverse Repurchase Agreements	(18,791,938)	—	(18,791,938)	—

Total	$(18,794,949)	$(3,011)	$(18,791,938)	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

39

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.0%
	Agriculture - 0.3%
$941,000	Altria Group, Inc. 3.80%, 02/14/2024	$1,007,589

	Commercial Banks - 18.7%
1,656,000	Bank of New York Mellon Corp. 1.95%, 08/23/2022	1,685,741
2,430,000	Bank of Nova Scotia 2.38%, 01/18/2023(1)	2,498,907
4,184,000	Canadian Imperial Bank of Commerce 2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(2)	4,257,751
3,007,000	Capital One NA 2.15%, 09/06/2022	2,996,658
8,000	Citigroup, Inc. 6.88%, 06/01/2025	9,714
1,159,000	Fifth Third Bancorp 3.65%, 01/25/2024	1,224,685
2,396,000	HSBC Holdings plc 3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(2)	2,624,577
	JPMorgan Chase & Co.
6,185,000	2.01%, 03/13/2026, (2.01% fixed rate until 03/13/2025; 3 mo. USD SOFR + 1.585% thereafter)(2)	6,245,033
5,090,000	2.08%, 04/22/2026, (2.08% fixed rate until 04/22/2025; 3 mo. USD SOFR + 1.850% thereafter)(2)	5,161,499
7,993,000	National Bank of Canada 2.10%, 02/01/2023	8,094,211
2,655,000	PNC Financial Services Group, Inc. 3.50%, 01/23/2024	2,834,559
1,265,000	Regions Financial Corp. 3.80%, 08/14/2023	1,335,538
	Royal Bank of Canada
2,428,000	2.25%, 11/01/2024	2,485,906
4,570,000	2.80%, 04/29/2022	4,696,593
2,755,000	SunTrust Bank 2.80%, 05/17/2022	2,841,244
5,626,000	Toronto-Dominion Bank 2.65%, 06/12/2024	5,866,902
7,508,000	Truist Bank 1.25%, 03/09/2023	7,492,469
4,485,000	Truist Financial Corp. 2.20%, 03/16/2023	4,587,377
1,934,000	Wells Fargo & Co. 3.75%, 01/24/2024	2,064,182

		69,003,546

	Diversified Financial Services - 1.0%
973,000	Air Lease Corp. 2.25%, 01/15/2023	903,781
2,605,000	Visa, Inc. 2.05%, 04/15/2030	2,683,987

		3,587,768

	Healthcare-Services - 0.9%
820,000	CommonSpirit Health 2.76%, 10/01/2024	805,259
2,320,000	UnitedHealth Group, Inc. 2.38%, 08/15/2024	2,442,795

		3,248,054

	Machinery-Diversified - 0.5%
1,835,000	John Deere Capital Corp. 1.20%, 04/06/2023	1,849,732

	Oil & Gas - 2.1%
7,348,000	Exxon Mobil Corp. 2.61%, 10/15/2030	7,663,830

	Pharmaceuticals - 2.3%
3,550,000	Bristol-Myers Squibb Co. 2.90%, 07/26/2024(3)	3,842,153
4,165,000	CVS Health Corp. 3.75%, 04/01/2030	4,626,659

		8,468,812

	Real Estate Investment Trusts - 1.7%
2,940,000	Boston Properties L.P. 3.40%, 06/21/2029	3,051,843
1,415,000	ERP Operating L.P. 3.00%, 07/01/2029	1,479,515
1,740,000	Ventas Realty L.P. 2.65%, 01/15/2025	1,655,443

		6,186,801

	Retail - 2.7%
	Home Depot, Inc.
1,968,000	2.13%, 09/15/2026	2,069,353
1,779,000	2.95%, 06/15/2029	1,932,792

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.0% - (continued)
	Retail - 2.7% - (continued)
$3,774,000	McDonald’s Corp. 1.45%, 09/01/2025	$3,767,204
2,136,000	Walmart, Inc. 2.85%, 07/08/2024	2,295,411

		10,064,760

	Semiconductors - 0.5%
1,610,000	NVIDIA Corp. 3.50%, 04/01/2040	1,809,642

	Software - 2.0%
6,953,000	Oracle Corp. 2.80%, 04/01/2027	7,461,082

	Transportation - 0.3%
1,256,000	United Parcel Service, Inc. 2.20%, 09/01/2024	1,298,941

	Total Corporate Bonds (cost $117,313,425)	$121,650,557

MUNICIPAL BONDS - 61.0%
	Arizona - 0.4%
	City of Phoenix, AZ, Civic Improvement Corp.
350,000	5.00%, 07/01/2026	412,395
350,000	5.00%, 07/01/2027	419,783
460,000	5.00%, 07/01/2028	548,343

		1,380,521

	California - 4.6%
	California State, GO Taxable
590,000	5.00%, 03/01/2023	651,207
775,000	5.00%, 03/01/2024	880,229
590,000	5.00%, 03/01/2025	687,403
1,135,000	Chino Valley, CA, Unified School Dist, GO 5.00%, 08/01/2055	1,363,691
20,000	East Side, CA, Union High School Dist, GO 5.25%, 02/01/2024	22,828
1,000,000	Merced, CA, Union High School Dist, GO 0.00%, 08/01/2034(4)	689,390
4,675,000	Moreno Valley, CA, Unified School Dist, GO 0.00%, 08/01/2025(4)	4,277,859
200,000	North Orange County, CA, Community College Dist, GO 0.00%, 08/01/2028(4)	171,512
	Peralta, CA, Community College Dist, GO
2,920,000	5.00%, 08/01/2021	3,065,270
4,330,000	5.00%, 08/01/2022	4,704,458
300,000	Rialto, CA, Unified School Dist, GO0.00%, 08/01/2029(4)	247,566
55,000	Southern California Metropolitan Water Dist5.75%, 07/01/2021	55,896

		16,817,309

	Connecticut - 0.8%
2,830,000	Connecticut Housing Finance Auth Rev4.25%, 05/15/2042	3,045,731

	District of Columbia - 3.4%
1,910,000	Dist of Columbia Housing Finance Agency Rev2.00%, 09/01/2021(5)	1,914,202
5,225,000	Dist of Columbia Water & Sewer Auth Rev5.00%, 10/01/2052	6,097,575
	Dist of Columbia, GO
2,800,000	5.00%, 10/01/2030	3,618,496
600,000	5.00%, 06/01/2032	721,134

		12,351,407

	Florida - 1.6%
2,565,000	County of Palm Beach, FL5.00%, 11/01/2028	2,730,750
1,015,000	Florida Housing Finance Corp. Rev4.00%, 07/01/2049	1,078,458
1,840,000	Miami-Dade County, FL, Transit System5.00%, 07/01/2042	1,954,706

		5,763,914

The accompanying notes are an integral part of these financial statements.

40

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

MUNICIPAL BONDS - 61.0% - (continued)
	Georgia - 3.0%
	Georgia Municipal Association, Inc.
$50,000	5.00%, 12/01/2026	$61,349
35,000	5.00%, 12/01/2027	43,941
25,000	5.00%, 12/01/2028	31,241
80,000	5.00%, 12/01/2029	99,060
55,000	5.00%, 12/01/2030	67,725
55,000	5.00%, 12/01/2032	66,694
35,000	5.00%, 12/01/2033	42,276
55,000	5.00%, 12/01/2034	66,202
	Main Street, GA, Natural Gas, Inc. Rev
3,945,000	4.00%, 08/01/2048(5)	4,177,360
5,905,000	4.00%, 03/01/2050(5)	6,323,251

		10,979,099

	Illinois - 3.8%
	Champaign County, IL, Community Unit School Dist No. 4
130,000	5.00%, 01/01/2027	155,158
475,000	5.00%, 01/01/2029	564,932
695,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO5.25%, 12/01/2032	903,166
1,145,000	Chicago, IL, Transit Auth5.00%, 06/01/2025	1,334,623
	Illinois Housing Dev Auth
7,065,000	3.75%, 04/01/2050	7,516,453
1,615,000	4.50%, 10/01/2048	1,748,254
	Metropolitan Pier & Exposition Auth, IL
80,000	0.00%, 06/15/2020(4)	79,779
90,000	0.00%, 06/15/2028(4)	67,631
330,000	5.00%, 06/15/2050	331,492
1,350,000	Railsplitter, IL, Tobacco Settlement Auth5.00%, 06/01/2022	1,447,173

		14,148,661

	Indiana - 0.3%
1,040,000	Indiana Housing & Community Dev Auth4.00%, 07/01/2048	1,105,634

	Iowa - 0.2%
820,000	Iowa Finance Auth 4.00%, 07/01/2048	873,005

	Kentucky - 4.3%
	Kentucky Public Energy Auth
6,080,000	4.00%, 12/01/2049(5)	6,442,003
6,265,000	4.00%, 02/01/2050(5)	6,748,219
	Kentucky State Property & Building Commission Rev
660,000	5.00%, 05/01/2024	725,848
1,175,000	5.00%, 08/01/2024	1,298,434
445,000	5.00%, 05/01/2025	496,794

		15,711,298

	Louisiana - 0.3%
410,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	444,604
905,000	Parish of Saint John the Baptist, LA 2.10%, 06/01/2037(5)	795,061

		1,239,665

	Maine - 0.6%
2,030,000	Maine State Housing Auth 4.00%, 11/15/2048	2,162,052

	Maryland - 0.6%
1,955,000	Maryland Community Dev Administration Rev 4.50%, 09/01/2048	2,123,795

	Massachusetts - 5.4%
	Commonwealth of Massachusetts, GO
1,000,000	0.24%, 01/01/2021(5)	1,000,000
1,685,000	5.00%, 01/01/2035	2,041,580

Shares or Principal Amount		Market Value†

MUNICIPAL BONDS - 61.0% - (continued)
	Massachusetts - 5.4% - (continued)
	Massachusetts Educational Financing Auth
$665,000	3.17%, 07/01/2025	$685,828
510,000	3.27%, 07/01/2026	535,061
560,000	3.38%, 07/01/2027	585,317
8,875,000	Massachusetts Health & Educational Facs Auth 0.20%, 07/01/2027(5)	8,875,000
6,330,000	University of Massachusetts Building Auth 0.22%, 05/01/2038(5)	6,330,000

		20,052,786

	Michigan - 0.6%
1,200,000	Lansing, MI, Board of Water & Light 5.00%, 07/01/2030	1,259,556
	Southgate, MI, Community School Dist, GO
255,000	5.00%, 05/01/2024	291,631
350,000	5.00%, 05/01/2025	409,531
320,000	State of Michigan Rev 5.00%, 03/15/2027	390,189

		2,350,907

	Missouri - 4.0%
8,045,000	Curators of The University Of Missouri 5.00%, 11/01/2030	10,584,324
	Missouri Housing Dev Commission Rev
2,025,000	4.25%, 05/01/2049	2,175,802
1,755,000	4.75%, 05/01/2049	1,918,390

		14,678,516

	Montana - 0.1%
	State of Montana
165,000	5.00%, 08/01/2020	166,619
120,000	5.00%, 08/01/2021	125,815
100,000	5.00%, 08/01/2022	108,845

		401,279

	Nebraska - 0.7%
1,325,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048	1,414,636
1,230,000	Omaha Public Power Dist 5.00%, 02/01/2025	1,320,491

		2,735,127

	Nevada - 0.4%
1,515,000	Nevada Housing Division 4.00%, 10/01/2049	1,621,883

	New Jersey - 2.0%
1,430,000	Garden State, NJ, Preservation Trust 5.75%, 11/01/2028	1,775,988
	New Jersey Economic Dev Auth
70,000	5.00%, 03/01/2026	71,308
285,000	5.00%, 06/15/2027	295,784
565,000	5.00%, 06/15/2028	583,295
	New Jersey Transportation Trust Fund Auth
405,000	5.00%, 06/15/2024	433,958
1,530,000	5.00%, 12/15/2028	1,583,596
685,000	5.50%, 12/15/2022	725,031
	New Jersey Turnpike Auth
110,000	5.00%, 01/01/2023	119,917
605,000	5.00%, 01/01/2029	719,660
740,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	869,552

		7,178,089

	New Mexico - 0.3%
1,090,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049	1,163,542

The accompanying notes are an integral part of these financial statements.

41

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

MUNICIPAL BONDS - 61.0% - (continued)
	New York - 0.3%
$1,190,000	City of New York, NY, GO 0.17%, 04/01/2042(5)	$1,190,000

	North Dakota - 1.0%
3,265,000	North Dakota Housing Finance Agency 4.00%, 01/01/2050	3,529,106

	Ohio - 2.1%
1,750,000	Ohio Housing Finance Agency 4.50%, 09/01/2048	1,889,580
	Ohio State University
5,000	5.00%, 12/01/2030	6,717
5,000	5.00%, 12/01/2031	6,771
1,680,000	Ohio Turnpike & Infrastructure Commission Rev 0.00%, 02/15/2038(4)	969,360
1,395,000	0.00%, 02/15/2041(4)	713,319
2,320,000	Ohio Water Dev Auth Water Pollution Control Loan Fund 5.00%, 12/01/2044	2,839,703
965,000	State of Ohio, GO 5.00%, 08/01/2027	1,206,347

		7,631,797

	Oklahoma - 0.4%
1,270,000	Oklahoma Housing Finance Agency 4.00%, 03/01/2050	1,370,355

	Oregon - 2.8%
5,350,000	City of Portland OR Water System Rev 5.00%, 05/01/2044	6,470,557
3,310,000	Multnomah County, OR, School Dist No 1 Portland, GO 5.00%, 06/15/2025	3,924,303

		10,394,860

	Pennsylvania - 1.8%
635,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2032	724,897
1,295,000	Geisinger, PA, Health System Auth Rev 5.00%, 02/15/2032	1,509,530
2,285,000	Pennsylvania Housing Finance Agency 3.50%, 04/01/2049	2,400,278
	Pennsylvania Turnpike Commission Rev
240,000	5.00%, 12/01/2026	286,152
705,000	5.00%, 12/01/2027	856,857
445,000	5.00%, 12/01/2028	538,374
	Reading, PA, School Dist, GO
70,000	5.00%, 03/01/2025	81,132
55,000	5.00%, 03/01/2026	65,198
50,000	5.00%, 03/01/2027	60,591

		6,523,009

	Rhode Island - 2.5%
	Rhode Island Housing & Mortgage Finance Corp.
6,655,000	3.75%, 10/01/2049	7,076,262
2,080,000	4.00%, 10/01/2048	2,212,246

		9,288,508

	South Carolina - 2.7%
6,375,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(5)	6,759,030
2,505,000	South Carolina Jobs-Economic Dev Auth 3.75%, 01/01/2050	2,673,486
250,000	Tobacco Settlement Revenue Mgmt Auth, SC 6.38%, 05/15/2030	337,130

		9,769,646

Shares or Principal Amount		Market Value†

MUNICIPAL BONDS - 61.0% - (continued)
	Tennessee - 0.5%
$250,000	Metropolitan Nashville, TN, Airport Auth 5.00%, 07/01/2049	$282,033
1,445,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	1,562,305

		1,844,338

	Texas - 4.6%
2,375,000	Arlington, TX, Higher Education Finance Corp. 5.00%, 12/01/2047	2,713,414
705,000	Bexar County, TX, Hospital Dist, GO 5.00%, 02/15/2030	876,618
210,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.25%, 12/01/2030	278,813
1,190,000	Dallas-Fort Worth, TX, International Airport Rev 2.04%, 11/01/2024	1,184,788
	Fort Bend, TX, Independent School Dist, GO
475,000	5.00%, 08/15/2022	515,555
530,000	5.00%, 08/15/2023	594,723
275,000	5.00%, 08/15/2024	317,812
	Harris County, TX, Cultural Education Facs Finance Corp.
430,000	5.00%, 11/15/2027	533,080
450,000	5.00%, 11/15/2028	554,643
430,000	5.00%, 11/15/2029	526,565
45,000	Harris County, TX, Flood Control Dist 5.00%, 10/01/2024	45,789
	Lower Colorado River, TX, Auth Rev
370,000	5.00%, 05/15/2029	471,136
140,000	5.00%, 05/15/2030	180,711
100,000	North East Texas Independent School Dist 5.25%, 02/01/2027	124,209
	Northwest, TX, Independent School Dist
160,000	5.00%, 02/15/2025	187,978
90,000	5.00%, 02/15/2026	108,453
530,000	5.00%, 02/15/2027	653,866
705,000	5.00%, 02/15/2028	889,026
480,000	5.00%, 02/15/2029	616,435
365,000	5.00%, 02/15/2030	476,062
	Texas Department of Housing & Community Affairs Rev
1,305,000	4.00%, 03/01/2050	1,411,932
1,070,000	4.75%, 03/01/2049	1,169,200
880,000	University of Texas 5.00%, 05/15/2035	1,058,200
	University of Texas System
450,000	5.00%, 08/15/2027	562,689
340,000	5.00%, 08/15/2028	421,603
480,000	University of Texas, Permanent University Fund 5.25%, 07/01/2028	619,584

		17,092,884

	Virginia - 2.6%
610,000	Virginia College Building Auth 5.00%, 02/01/2023	655,433
1,115,000	Virginia Commonwealth Transportation Board 5.00%, 05/15/2031	1,164,851
2,355,000	Virginia Public Building Auth 5.00%, 08/01/2029	2,880,636
4,985,000	Virginia Small Business Financing Auth 0.25%, 07/01/2042(5)	4,985,000

		9,685,920

	Washington - 1.3%
1,215,000	Chelan County, WA, Public Utility Dist No. 1 5.00%, 07/01/2022	1,317,352

The accompanying notes are an integral part of these financial statements.

42

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

MUNICIPAL BONDS - 61.0% - (continued)
	Washington - 1.3% - (continued)
$3,075,000	Washington State Housing Finance Commission Rev 4.00%, 12/01/2048	$3,279,764

		4,597,116

	West Virginia - 0.1%
360,000	West Virginia Commissioner of Highways 5.00%, 09/01/2026	438,059

	Wisconsin - 0.5%
	Wisconsin Health & Educational Facs Auth
825,000	5.00%, 04/01/2032	961,603
650,000	5.00%, 04/01/2033	752,759

		1,714,362

	Wyoming - 0.4%
1,370,000	Wyoming Community Dev Auth 4.00%, 06/01/2043	1,457,570

	Total Municipal Bonds (cost $220,684,803)	$224,411,750

U.S. GOVERNMENT SECURITIES - 0.2%
	U.S. Treasury Securities - 0.2%
706,000	U.S. Treasury Notes 0.38%, 03/31/2022	708,427

		708,427

	Total U.S. Government Securities (cost $707,957)	$708,427

	Total Long-Term Investments (cost $338,706,185)	$346,770,734

SHORT-TERM INVESTMENTS - 12.2%
	Other Investment Pools & Funds - 4.7%
17,296,002	Morgan Stanley Institutional Liquidity, Funds Treasury Portfolio, Institutional Class, 0.14%(6)	17,296,002

	Securities Lending Collateral - 0.7%
127,465	Citibank NA DDCA, 0.04%, 5/1/2020(6)	127,465
1,171,789	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(6)	1,171,789
711,966	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(6)	711,966
533,025	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(6)	533,025

		2,544,245

	U.S. Treasury - 6.8%
	U.S. Treasury Bills
919,000	0.05%, 07/16/2020(7)	918,813
24,250,000	0.28%, 07/16/2020(7)	24,245,073

		25,163,886

	Total Short-Term Investments (cost $44,995,081)	$45,004,133

Total Investments (cost $383,701,266)	106.4%	$391,774,867
Other Assets & Liabilities	(6.4)%	(23,710,814)

Total Net Assets	100.0%	$368,064,053

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of this security was $3,842,153, representing 1.0% of net assets.

(4)	Security is a zero-coupon bond.

(5)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(6)	Current yield as of period end.

(7)	The rate shown represents current yield to maturity.

The accompanying notes are an integral part of these financial statements.

43

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10-Year Note Future	111	06/19/2020	$15,435,938	$(38,887)

Total futures contracts				$(38,887)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$121,650,557	$—	$121,650,557	$—
Municipal Bonds	224,411,750	—	224,411,750	—
U.S. Government Securities	708,427	—	708,427	—
Short-Term Investments	45,004,133	19,840,247	25,163,886	—

Total	$391,774,867	$19,840,247	$371,934,620	$—

Liabilities
Futures Contracts(2)	$(38,887)	$(38,887)	$—	$—

Total	$(38,887)	$(38,887)	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

44

Hartford Schroders US MidCap Opportunities Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4%
	Banks - 4.4%
140,003	Commerce Bancshares, Inc.(1)	$8,566,783
74,861	First Republic Bank	7,807,254
70,448	M&T Bank Corp.	7,895,812
167,258	Zions Bancorp N.A.	5,287,025

		29,556,874

	Capital Goods - 9.6%
260,069	BWX Technologies, Inc.	13,799,261
55,684	Dover Corp.	5,214,807
169,331	Fortune Brands Home & Security, Inc.	8,161,754
230,575	Hexcel Corp.	7,975,589
78,514	IDEX Corp.	12,062,106
236,477	Pentair plc	8,179,739
45,858	Snap-on, Inc.	5,974,839
45,731	Trane Technologies plc	3,997,804

		65,365,899

	Commercial & Professional Services - 4.6%
357,091	KAR Auction Services, Inc.	5,349,223
126,954	Stericycle, Inc.*	6,195,355
73,662	Verisk Analytics, Inc.	11,257,764
100,378	Waste Connections, Inc.	8,623,474

		31,425,816

	Consumer Durables & Apparel - 1.9%
146,495	Mohawk Industries, Inc.*	12,850,541

	Consumer Services - 3.0%
395,391	Aramark	10,798,128
276,178	ServiceMaster Global Holdings, Inc.*	9,403,861

		20,201,989

	Diversified Financials - 1.0%
100,313	Raymond James Financial, Inc.	6,612,633

	Energy - 1.3%
77,957	Diamondback Energy, Inc.	3,394,248
57,202	Pioneer Natural Resources Co.	5,108,710

		8,502,958

	Food & Staples Retailing - 2.4%
31,509	Casey’s General Stores, Inc.	4,770,778
393,410	Performance Food Group Co.*	11,546,583

		16,317,361

	Health Care Equipment & Services - 10.5%
126,216	Centene Corp.*	8,403,461
36,411	Cooper Cos., Inc.	10,439,034
236,561	Dentsply Sirona, Inc.	10,039,649
189,548	Encompass Health Corp.	12,557,555
47,323	Masimo Corp.*	10,122,863
80,271	Universal Health Services, Inc. Class B	8,483,842
58,088	West Pharmaceutical Services, Inc.	10,993,735

		71,040,139

	Insurance - 8.2%
121,592	Arthur J Gallagher & Co.	9,544,972
146,511	Assurant, Inc.	15,565,329
290,117	Brown & Brown, Inc.	10,418,101
134,633	Globe Life, Inc.	11,085,681
88,963	Reinsurance Group of America, Inc.	9,312,647

		55,926,730

	Materials - 4.1%
165,196	Ashland Global Holdings, Inc.	10,190,941
124,953	Crown Holdings, Inc.*	8,048,223
689,412	Graphic Packaging Holding Co.	9,203,650

		27,442,814

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Media & Entertainment - 2.7%
49,623	IAC/InterActiveCorp.*	$11,089,748
61,489	Take-Two Interactive Software, Inc.*	7,443,244

		18,532,992

	Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
224,108	Catalent, Inc.*	15,497,068
88,373	PerkinElmer, Inc.	8,000,408

		23,497,476

	Real Estate - 6.9%
54,726	Alexandria Real Estate Equities, Inc. REIT	8,596,907
144,158	Americold Realty Trust REIT	4,409,793
296,235	Douglas Emmett, Inc. REIT	9,032,205
140,266	Equity LifeStyle Properties, Inc. REIT	8,459,442
46,891	Mid-America Apartment Communities, Inc. REIT	5,248,041
37,919	SBA Communications Corp. REIT	10,993,477

		46,739,865

	Retailing - 3.4%
95,255	Advance Auto Parts, Inc.	11,517,282
451,075	LKQ Corp.*	11,795,611

		23,312,893

	Semiconductors & Semiconductor Equipment - 3.8%
189,754	Entegris, Inc.	10,290,359
89,609	Microchip Technology, Inc.	7,861,398
487,660	ON Semiconductor Corp.*	7,824,505

		25,976,262

	Software & Services - 13.8%
111,277	Amdocs Ltd.	7,170,690
128,315	Black Knight, Inc.*	9,055,190
91,403	Cadence Design Systems, Inc.*	7,415,525
25,218	EPAM Systems, Inc.*	5,570,404
47,589	Fortinet, Inc.*	5,127,239
274,760	Genpact Ltd.	9,459,987
122,398	Leidos Holdings, Inc.	12,094,146
120,972	PTC, Inc.*	8,377,311
61,197	Synopsys, Inc.*	9,615,273
353,493	Teradata Corp.*	8,692,393
53,901	VeriSign, Inc.*	11,291,720

		93,869,878

	Technology Hardware & Equipment - 5.0%
109,231	Arrow Electronics, Inc.*	6,872,815
171,636	Ciena Corp.*	7,938,165
180,778	Dolby Laboratories, Inc. Class A	10,852,103
194,517	FLIR Systems, Inc.	8,442,038

		34,105,121

	Utilities - 6.3%
239,139	Alliant Energy Corp.	11,610,199
350,594	CenterPoint Energy, Inc.	5,970,616
73,775	CMS Energy Corp.	4,211,815
54,089	Eversource Energy	4,364,982
227,818	FirstEnergy Corp.	9,402,049
293,640	NiSource, Inc.	7,373,300

		42,932,961

	Total Common Stocks (cost $567,430,605)	$654,211,202

The accompanying notes are an integral part of these financial statements.

45

Hartford Schroders US MidCap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 3.9%
	Other Investment Pools & Funds - 3.9%
26,255,719	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.14%(2)	$26,255,719

	Securities Lending Collateral - 0.0%
14,300	Citibank NA DDCA, 0.04%, 5/1/2020(2)	14,300
131,457	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(2)	131,457
79,872	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(2)	79,872
59,797	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	59,797

		285,426

	Total Short-Term Investments (cost $26,541,145)	$26,541,145

Total Investments (cost $593,971,750)	100.3%	$680,752,347
Other Assets and Liabilities	(0.3)%	(1,897,874)

Total Net Assets	100.0%	$678,854,473

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$29,556,874	$29,556,874	$—	$—
Capital Goods	65,365,899	65,365,899	—	—
Commercial & Professional Services	31,425,816	31,425,816	—	—
Consumer Durables & Apparel	12,850,541	12,850,541	—	—
Consumer Services	20,201,989	20,201,989	—	—
Diversified Financials	6,612,633	6,612,633	—	—
Energy	8,502,958	8,502,958	—	—
Food & Staples Retailing	16,317,361	16,317,361	—	—
Health Care Equipment & Services	71,040,139	71,040,139	—	—
Insurance	55,926,730	55,926,730	—	—
Materials	27,442,814	27,442,814	—	—
Media & Entertainment	18,532,992	18,532,992	—	—
Pharmaceuticals, Biotechnology & Life Sciences	23,497,476	23,497,476	—	—
Real Estate	46,739,865	46,739,865	—	—
Retailing	23,312,893	23,312,893	—	—
Semiconductors & Semiconductor Equipment	25,976,262	25,976,262	—	—
Software & Services	93,869,878	93,869,878	—	—
Technology Hardware & Equipment	34,105,121	34,105,121	—	—
Utilities	42,932,961	42,932,961	—	—
Short-Term Investments	26,541,145	26,541,145	—	—

Total	$680,752,347	$680,752,347	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

46

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0%
	Automobiles & Components - 1.3%
27,734	Gentherm, Inc.*	$1,038,361
44,310	Standard Motor Products, Inc.	1,802,974

		2,841,335

	Banks - 8.7%
11,847	Cambridge Bancorp(1)	660,826
101,248	CenterState Bank Corp.	1,760,703
5,619	First Citizens BancShares, Inc. Class A	2,146,458
88,319	First Interstate BancSystem, Inc. Class A	2,985,182
50,133	First Merchants Corp.	1,419,265
89,682	First Midwest Bancorp, Inc.	1,325,500
62,017	Heritage Financial Corp.	1,243,441
38,246	Lakeland Financial Corp.	1,618,953
88,603	OceanFirst Financial Corp.	1,492,960
64,975	Seacoast Banking Corp. of Florida*(1)	1,459,988
92,273	United Community Banks, Inc.	1,951,113
7,658	Westamerica Bancorporation.	482,454

		18,546,843

	Capital Goods - 10.4%
33,483	Albany International Corp. Class A	1,712,321
53,547	Apogee Enterprises, Inc.	1,094,501
40,816	Comfort Systems USA, Inc.	1,359,173
49,294	Dycom Industries, Inc.*	1,606,984
42,824	EnPro Industries, Inc.	1,942,068
30,628	ESCO Technologies, Inc.	2,336,916
16,735	Generac Holdings, Inc.*	1,630,658
37,789	Hexcel Corp.	1,307,122
14,111	IDEX Corp.	2,167,873
19,963	MasTec, Inc.*	716,672
14,663	Simpson Manufacturing Co., Inc.	1,057,202
153,120	Univar Solutions, Inc.*	2,223,302
25,074	Valmont Industries, Inc.	2,939,676

		22,094,468

	Commercial & Professional Services - 3.1%
92,829	ASGN, Inc.*	4,311,907
155,410	KAR Auction Services, Inc.	2,328,042

		6,639,949

	Consumer Durables & Apparel - 4.8%
52,798	Brunswick Corp.	2,519,521
13,619	Cavco Industries, Inc.*	2,106,587
37,025	Oxford Industries, Inc.	1,552,088
116,988	Skyline Champion Corp.*	2,305,833
65,733	Steven Madden Ltd.	1,647,926

		10,131,955

	Consumer Services - 3.5%
78,272	Cheesecake Factory, Inc.	1,744,683
112,687	Extended Stay America, Inc.	1,224,907
101,526	Red Rock Resorts, Inc. Class A	1,112,725
100,277	ServiceMaster Global Holdings, Inc.*	3,414,432

		7,496,747

	Diversified Financials - 3.0%
113,091	Compass Diversified Holdings(1)	2,271,998
116,407	Golub Capital BDC, Inc.(1)	1,194,336
49,541	Houlihan Lokey, Inc.	2,941,745

		6,408,079

	Energy - 0.6%
35,390	Cactus, Inc. Class A	629,234
108,753	Solaris Oilfield Infrastructure, Inc. Class A(1)	743,871

		1,373,105

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0% - (continued)
	Food & Staples Retailing - 1.7%
121,271	Performance Food Group Co.*	$3,559,304

	Food, Beverage & Tobacco - 2.5%
126,923	Darling Ingredients, Inc.*(1)	2,613,344
36,625	Hain Celestial Group, Inc.*	946,390
171,657	Primo Water Corp.	1,761,201

		5,320,935

	Health Care Equipment & Services - 3.7%
182,151	Change Healthcare, Inc.*	2,120,238
119,203	Envista Holdings Corp.	2,320,882
8,553	ICU Medical, Inc.*	1,875,758
202,365	Sientra, Inc.*	465,440
6,590	Teladoc Health, Inc.*	1,084,648

		7,866,966

	Insurance - 7.3%
38,543	AMERISAFE, Inc.	2,454,033
71,521	Axis Capital Holdings Ltd.	2,617,669
64,749	Brown & Brown, Inc.	2,325,137
48,326	James River Group Holdings Ltd.	1,714,606
24,956	Kemper Corp.	1,677,542
45,717	Palomar Holdings, Inc.*	2,674,445
19,918	Reinsurance Group of America, Inc.	2,085,016

		15,548,448

	Materials - 8.4%
110,158	Ardagh Group S.A.	1,370,366
52,441	Ashland Global Holdings, Inc.	3,235,086
19,972	Balchem Corp.	1,782,301
43,039	Compass Minerals International, Inc.	2,115,797
207,132	Graphic Packaging Holding Co.	2,765,212
198,803	Pretium Resources, Inc.*(1)	1,516,867
36,505	Sensient Technologies Corp.(1)	1,744,574
200,164	Valvoline, Inc.	3,440,819

		17,971,022

	Media & Entertainment - 2.2%
60,161	John Wiley & Sons, Inc. Class A	2,259,045
22,334	Madison Square Garden Entertainment Corp.*	1,847,022
350,181	MDC Partners, Inc. Class A*(1)	500,759

		4,606,826

	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
45,794	Aerie Pharmaceuticals, Inc.*	697,900
9,575	Bio-Techne Corp.	2,154,375
61,278	Catalent, Inc.*	4,237,374
113,079	Evolus, Inc.*(1)	470,409
70,814	Flexion Therapeutics, Inc.*(1)	753,461
51,070	Intra-Cellular Therapies, Inc.*	902,407
35,091	Natera, Inc.*	1,299,771
38,159	Pacira BioSciences, Inc.*	1,575,585
21,248	Repligen Corp.*	2,467,955
36,084	Syneos Health, Inc.*	2,013,126

		16,572,363

	Real Estate - 4.8%
115,781	Columbia Property Trust, Inc. REIT	1,654,510
69,324	Douglas Emmett, Inc. REIT	2,113,689
28,796	Equity LifeStyle Properties, Inc. REIT	1,736,687
146,986	Kennedy-Wilson Holdings, Inc.	2,079,852
48,458	Terreno Realty Corp. REIT	2,656,467

		10,241,205

	Retailing - 0.8%
24,919	Asbury Automotive Group, Inc.*	1,682,033

The accompanying notes are an integral part of these financial statements.

47

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0% - (continued)
	Semiconductors & Semiconductor Equipment - 4.5%
57,638	Entegris, Inc.	$3,125,709
48,440	MACOM Technology Solutions Holdings, Inc.*	1,485,170
130,658	ON Semiconductor Corp.*	2,096,408
64,972	Semtech Corp.*	2,939,333

		9,646,620

	Software & Services - 6.9%
41,711	CSG Systems International, Inc.	2,026,320
68,079	LiveRamp Holdings, Inc.*	2,577,471
66,779	Perficient, Inc.*	2,325,913
33,471	PTC, Inc.*	2,317,867
37,104	Science Applications International Corp.	3,029,913
49,911	WNS Holdings Ltd. ADR*	2,438,152

		14,715,636

	Technology Hardware & Equipment - 4.6%
54,645	Ciena Corp.*	2,527,331
29,089	Lumentum Holdings, Inc.*	2,353,591
24,749	Novanta, Inc.*	2,150,441
79,219	Plantronics, Inc.(1)	1,118,572
142,314	Viavi Solutions, Inc.*	1,719,153

		9,869,088

	Utilities - 3.4%
31,396	Avista Corp.	1,351,284
23,463	Chesapeake Utilities Corp.	2,061,928
26,777	IDACORP, Inc.	2,457,593
21,616	SJW Group	1,286,801

		7,157,606

	Total Common Stocks (cost $202,301,475)	$200,290,533

SHORT-TERM INVESTMENTS - 8.8%
	Other Investment Pools & Funds - 5.3%
11,377,200	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.14%(2)	$11,377,200

	Securities Lending Collateral - 3.5%
372,291	Citibank NA DDCA, 0.04%, 5/1/2020(2)	372,291
3,422,483	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(2)	3,422,483
2,079,462	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(2)	2,079,462
1,556,824	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	1,556,824

		7,431,060

	Total Short-Term Investments (cost $18,808,260)	$18,808,260

Total Investments (cost $221,109,735)	102.8%	$219,098,793
Other Assets and Liabilities	(2.8)%	(6,067,865)

Total Net Assets	100.0%	$213,030,928

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

48

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,841,335	$2,841,335	$—	$—
Banks	18,546,843	18,546,843	—	—
Capital Goods	22,094,468	22,094,468	—	—
Commercial & Professional Services	6,639,949	6,639,949	—	—
Consumer Durables & Apparel	10,131,955	10,131,955	—	—
Consumer Services	7,496,747	7,496,747	—	—
Diversified Financials	6,408,079	6,408,079	—	—
Energy	1,373,105	1,373,105	—	—
Food & Staples Retailing	3,559,304	3,559,304	—	—
Food, Beverage & Tobacco	5,320,935	5,320,935	—	—
Health Care Equipment & Services	7,866,966	7,866,966	—	—
Insurance	15,548,448	15,548,448	—	—
Materials	17,971,022	17,971,022	—	—
Media & Entertainment	4,606,826	4,606,826	—	—
Pharmaceuticals, Biotechnology & Life Sciences	16,572,363	16,572,363	—	—
Real Estate	10,241,205	10,241,205	—	—
Retailing	1,682,033	1,682,033	—	—
Semiconductors & Semiconductor Equipment	9,646,620	9,646,620	—	—
Software & Services	14,715,636	14,715,636	—	—
Technology Hardware & Equipment	9,869,088	9,869,088	—	—
Utilities	7,157,606	7,157,606	—	—
Short-Term Investments	18,808,260	18,808,260	—	—

Total	$219,098,793	$219,098,793	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

49

Hartford Schroders Funds

Glossary (abbreviations used in the preceding Schedules of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Rev	Revenue

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
GDR	Global Depositary Receipt
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

50

Hartford Schroders Funds

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Assets:
Investments in securities, at market value(1)	$5,402,072	$2,912,217,441	$54,935,132
Cash collateral due from broker on swap contracts	—	—	1,120,000
Foreign currency	1,718	24,564,850	51,648
Unrealized appreciation on foreign currency contracts	—	—	1,340,100
Receivables:
Investment securities sold	—	39,366,535	1,314,192
Fund shares sold	—	3,254,187	120,456
Dividends and interest	80	3,093,281	1,175,925
Securities lending income	—	3,740	694
Variation margin on futures contracts	—	—	76,125
Tax reclaims	—	73,326	52,686
OTC swap contracts premiums paid	—	—	96,415
Other assets	13,570	119,789	74,595

Total assets	5,417,440	2,982,693,149	60,357,968

Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	1,565,348
Due to custodian	—	—	28
Obligation to return securities lending collateral	—	—	634,913
Unrealized depreciation on OTC swap contracts	—	—	605,208
Payables:
Investment securities purchased	—	15,869,386	1,257,273
Fund shares redeemed	—	9,921,644	126,151
Investment management fees	3,836	2,603,663	31,473
Transfer agent fees	81	729,483	9,642
Accounting services fees	64	38,235	671
Board of Directors’ fees	21	12,536	515
Foreign taxes	—	389,204	1,286
Distribution fees	15	2,381	8
Accrued expenses	7,135	324,802	27,085
OTC swap contracts premiums received	—	—	122,944

Total liabilities	11,152	29,891,334	4,382,545

Net assets	$5,406,288	$2,952,801,815	$55,975,423

Summary of Net Assets:
Capital stock and paid-in-capital	$5,003,428	$2,943,117,971	$77,607,932
Distributable earnings (loss)	402,860	9,683,844	(21,632,509)

Net assets	$5,406,288	$2,952,801,815	$55,975,423

Shares authorized	300,000,000	855,000,000	600,000,000

Par value	$0.0001	$0.0001	$0.0001

Class A: Net asset value per share	$10.80	$13.78	$7.33

Maximum offering price per share	$11.43	$14.58	$7.68

Shares outstanding	10,317	4,176,982	174,456

Net Assets	$111,441	$57,559,522	$1,278,682

Class C: Net asset value per share	$10.80	$13.59	$7.30

Shares outstanding	10,001	512,389	27,406

Net Assets	$107,961	$6,961,628	$200,166

Class I: Net asset value per share	$10.80	$13.76	$7.32

Shares outstanding	10,001	96,033,480	3,046,507

Net Assets	$108,056	$1,321,556,409	$22,296,209

Class R3: Net asset value per share	$—	$13.70	$7.34

Shares outstanding	—	5,072	3,322

Net Assets	$—	$69,481	$24,376

Class R4: Net asset value per share	$—	$13.83	$7.32

Shares outstanding	—	260,397	1,265

Net Assets	$—	$3,600,321	$9,262

The accompanying notes are an integral part of these financial statements.

51

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class R5: Net asset value per share	$—	$13.76	$7.32

Shares outstanding	—	38,038	1,270

Net Assets	$—	$523,369	$9,290

Class Y: Net asset value per share	$10.81	$13.77	$7.32

Shares outstanding	10,001	14,471,556	253,556

Net Assets	$108,061	$199,341,024	$1,855,201

Class F: Net asset value per share	$10.81	$13.76	$6.91

Shares outstanding	210,001	26,703,365	11,655

Net Assets	$2,269,265	$367,432,819	$80,535

Class SDR:Net asset value per share	$10.81	$13.79	$7.32

Shares outstanding	250,001	72,224,009	4,127,611

Net Assets	$2,701,504	$995,757,242	$30,221,702

Cost of investments	$5,041,535	$2,467,357,280	$64,543,203
Cost of foreign currency	$1,710	$24,521,612	$52,433

(1) Includes Investment in securities on loan, at market value	$—	$—	$612,064

The accompanying notes are an integral part of these financial statements.

52

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Securitized Income Fund	Hartford Schroders Tax-Aware Bond Fund
Assets:
Investments in securities, at market value(1)	$1,770,310,153	$530,318,404	$87,077,800	$391,774,867
Cash	2	—	—	70,285
Cash collateral due from broker on futures contracts	1,787,471	—	1,464,000	—
Foreign currency	898,662	410,755	—	—
Unrealized appreciation on foreign currency contracts	1,465,643	—	—	—
Receivables:
Investment securities sold	9,865,119	—	767,138	—
Fund shares sold	3,676,493	2,291,376	115,963	1,798,173
Dividends and interest	6,940,719	812,276	245,994	2,619,158
Securities lending income	45,978	382	—	914
Variation margin on futures contracts	—	—	263,784	295,616
Tax reclaims	1,910,217	777,325	—	—
Other assets	82,578	83,596	77,207	18,824

Total assets	1,796,983,035	534,694,114	90,011,886	396,577,837

Liabilities:
Unrealized depreciation on foreign currency contracts	1,399,354	—	—	—
Due to custodian	—	—	1,100,000	—
Due to custodian – foreign cash	—	—	690,559	—
Obligation to return securities lending collateral	30,537,099	1,349,006	—	2,544,245
Reverse repurchase agreements	—	—	18,791,938	—
Payables:
Investment securities purchased	20,253,531	2,299,754	1,199,764	25,321,674
Fund shares redeemed	3,699,604	477,619	148,922	453,886
Investment management fees	957,073	268,768	40,821	135,203
Transfer agent fees	264,048	49,579	810	41,296
Accounting services fees	20,280	5,985	937	4,482
Board of Directors’ fees	7,954	451	4	316
Foreign taxes	82,300	—	—	—
Distribution fees	4,584	2,159	127	2,289
Interest on reverse repurchase agreements	—	—	57,232	—
Accrued expenses	121,758	11,063	24,515	10,393

Total liabilities	57,347,585	4,464,384	22,055,629	28,513,784

Net assets	$1,739,635,450	$530,229,730	$67,956,257	$368,064,053

Summary of Net Assets:
Capital stock and paid-in-capital	$2,241,461,221	$530,633,058	$73,998,766	$357,944,763
Distributable earnings (loss)	(501,825,771)	(403,328)	(6,042,509)	10,119,290

Net assets	$1,739,635,450	$530,229,730	$67,956,257	$368,064,053

Shares authorized	880,000,000	610,000,000	350,000,000	410,000,000

Par value	$0.0001	$0.0001	$0.0001	$0.0001

Class A: Net asset value per share	$7.36	$11.77	$9.20	$11.10

Maximum offering price per share	$7.79	$12.46	$9.48	$11.62

Shares outstanding	11,445,081	5,203,481	401,989	4,217,926

Net Assets	$84,180,157	$61,255,501	$3,698,892	$46,832,622

Class C: Net asset value per share	$7.31	$11.21	$9.20	$11.11

Shares outstanding	1,898,905	370,522	32,058	797,429

Net Assets	$13,881,005	$4,155,352	$294,916	$8,858,064

Class I: Net asset value per share	$7.35	$11.40	$9.20	$11.11

Shares outstanding	72,788,943	24,165,846	4,791,766	20,389,053

Net Assets	$535,062,381	$275,447,967	$44,099,253	$226,573,930

Class R3: Net asset value per share	$7.33	$11.36	$—	$—

Shares outstanding	1,720,177	50,740	—	—

Net Assets	$12,615,486	$576,486	$—	$—

Class R4: Net asset value per share	$7.34	$11.38	$—	$—

Shares outstanding	329,335	112,931	—	—

Net Assets	$2,417,331	$1,285,088	$—	$—

The accompanying notes are an integral part of these financial statements.

53

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Securitized Income Fund	Hartford Schroders Tax-Aware Bond Fund
Class R5: Net asset value per share	$7.35	$11.40	$—	$—

Shares outstanding	2,453,845	598,573	—	—

Net Assets	$18,024,298	$6,826,716	$—	$—

Class Y: Net asset value per share	$7.35	$11.43	$9.20	$11.12

Shares outstanding	18,015,020	399,650	361,396	18,517

Net Assets	$132,358,574	$4,569,048	$3,324,480	$205,826

Class F: Net asset value per share	$7.35	$11.41	$9.20	$11.12

Shares outstanding	48,880,438	7,936,700	245,931	2,471,724

Net Assets	$359,453,618	$90,588,279	$2,262,502	$27,475,773

Class SDR:Net asset value per share	$7.34	$11.41	$9.20	$11.11

Shares outstanding	79,199,965	7,498,675	1,552,015	5,232,971

Net Assets	$581,642,600	$85,525,293	$14,276,214	$58,117,838

Cost of investments	$2,023,850,895	$513,590,227	$92,991,210	$383,701,266
Cost of foreign currency	$904,181	$410,751	$—	$—
Cost of bank overdraft – foreign cash	$—	$—	$685,886	$—

(1) Includes Investment in securities on loan, at market value	$30,421,926	$1,300,259	$—	$2,473,199

The accompanying notes are an integral part of these financial statements.

54

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Assets:
Investments in securities, at market value(1)	$680,752,347	$219,098,793
Cash	—	—
Cash collateral due from broker on futures contracts	—	—
Foreign currency	—	—
Unrealized appreciation on foreign currency contracts	—	—
Receivables:
Investment securities sold	864,855	1,043,545
Fund shares sold	987,365	960,461
Dividends and interest	289,850	27,966
Securities lending income	441	3,914
Variation margin on futures contracts	—	—
Tax reclaims	—	—
Other assets	78,067	83,467

Total assets	682,972,925	221,218,146

Liabilities:
Unrealized depreciation on foreign currency contracts	—	—
Due to custodian	—	—
Due to custodian - foreign cash	—	—
Obligation to return securities lending collateral	285,426	7,431,060
Reverse repurchase agreements	—	—
Payables:
Investment securities purchased	—	215,566
Fund shares redeemed	3,160,435	337,694
Investment management fees	395,205	140,969
Transfer agent fees	187,597	41,950
Accounting services fees	7,862	2,337
Board of Directors’ fees	4,700	559
Foreign taxes	—	—
Distribution fees	6,944	1,238
Interest on reverse repurchase agreements	—	—
Accrued expenses	70,283	15,845

Total liabilities	4,118,452	8,187,218

Net assets	$678,854,473	$213,030,928

Summary of Net Assets:
Capital stock and paid-in-capital	$631,977,645	$224,575,664
Distributable earnings (loss)	46,876,828	(11,544,736)

Net assets	$678,854,473	$213,030,928

Shares authorized	600,000,000	600,000,000

Par value	$0.0001	$0.0001

Class A: Net asset value per share	$12.99	$19.92

Maximum offering price per share	$13.75	$21.08

Shares outstanding	5,587,515	1,027,257

Net Assets	$72,577,724	$20,463,973

Class C: Net asset value per share	$13.12	$20.29

Shares outstanding	3,474,195	321,343

Net Assets	$45,596,816	$6,520,798

Class I: Net asset value per share	$13.52	$20.97

Shares outstanding	27,068,202	6,826,376

Net Assets	$365,996,362	$143,157,118

Class R3: Net asset value per share	$13.32	$20.74

Shares outstanding	87,067	8,995

Net Assets	$1,160,045	$186,569

The accompanying notes are an integral part of these financial statements.

55

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Class R4: Net asset value per share	$13.44	$20.91

Shares outstanding	49,680	6,869

Net Assets	$667,946	$143,671

Class R5: Net asset value per share	$13.50	$20.96

Shares outstanding	97,288	7,459

Net Assets	$1,313,173	$156,299

Class Y: Net asset value per share	$13.51	$20.97

Shares outstanding	7,938,289	951,741

Net Assets	$107,244,832	$19,959,397

Class F: Net asset value per share	$13.52	$20.99

Shares outstanding	3,647,139	336,096

Net Assets	$49,316,655	$7,055,307

Class SDR:Net asset value per share	$13.55	$21.02

Shares outstanding	2,582,413	732,203

Net Assets	$34,980,920	$15,387,796

Cost of investments	$593,971,750	$221,109,735
Cost of foreign currency	$—	$—
Cost of bank overdraft - foreign cash	$—	$—

(1) Includes Investment in securities on loan, at market value	$271,316	$6,981,341

The accompanying notes are an integral part of these financial statements.

56

Hartford Schroders Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	Hartford Schroders China A Fund(1)	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi- Sector Bond Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Investment Income:
Dividends	$1,899	$23,995,202	$—	$28,058,399	$4,400,347
Interest	80	525,754	2,546,849	144,981	66,540
Securities lending	—	6,691	8,217	545,925	5,148
Less: Foreign tax withheld	(190)	(2,811,893)	(25,413)	(2,847,938)	(489,725)

Total investment income, net	1,789	21,715,754	2,529,653	25,901,367	3,982,310

Expenses:
Investment management fees	3,836	18,417,842	273,186	6,825,715	1,559,859
Transfer agent fees
Class A	20	42,937	1,976	59,120	28,755
Class C	20	4,863	269	11,355	2,167
Class I	17	1,463,270	12,469	356,122	87,743
Class R3	—	84	12	20,123	182
Class R4	—	18	7	2,197	185
Class R5	—	356	6	8,205	295
Class Y	9	71,148	106	71,852	348
Class F	7	4,846	84	4,093	299
Class SDR	8	1,811	144	11,569	331
Distribution fees
Class A	21	75,843	2,103	125,718	67,347
Class C	85	45,781	1,210	91,514	19,822
Class R3	—	191	46	45,694	635
Class R4	—	391	14	3,292	474
Custodian fees	841	233,768	10,465	82,064	14,671
Registration and filing fees	8,697	80,945	54,906	86,958	77,687
Accounting services fees	64	285,583	6,225	154,741	36,606
Board of Directors’ fees	21	46,306	1,138	25,915	5,537
Audit fees	4,120	28,858	15,546	24,417	17,773
Other expenses	2,783	234,544	9,191	95,749	26,302

Total expenses (before interest expense)	20,549	21,039,385	389,103	8,106,413	1,947,018

Interest expense	—	—	—	—	—

Total expenses (before waivers, reimbursements and fees paid indirectly)	20,549	21,039,385	389,103	8,106,413	1,947,018

Expense waivers	(16,160)	—	(78,832)	—	—
Transfer agent fee waivers	—	—	—	(33,677)	—
Distribution fee reimbursements	(1)	(58)	(113)	(39)	(88)

Total waivers, reimbursements and fees paid indirectly	(16,161)	(58)	(78,945)	(33,716)	(88)

Total expenses, net	4,388	21,039,327	310,158	8,072,697	1,946,930

Net Investment Income (Loss)	(2,599)	676,427	2,219,495	17,828,670	2,035,380

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	43,138	(106,848,723)	(1,817,843)	(91,156,613)	(10,117,287)
Less: Foreign taxes paid on realized capital gains	—	(1,376,558)	(33,233)	—	—
Net realized gain (loss) on futures contracts	—	—	(110,450)	(2,459,057)	—
Net realized gain (loss) on swap contracts	—	—	61,552	—	—
Net realized gain (loss) on foreign currency contracts	—	—	(589,287)	767,744	—
Net realized gain (loss) on other foreign currency transactions	1,776	(2,265,046)	(29,072)	18,342	(41,942)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	44,914	(110,490,327)	(2,518,333)	(92,829,584)	(10,159,229)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments*	360,537	(327,674,927)	(11,301,793)	(274,966,403)	(30,261,743)
Net unrealized appreciation (depreciation) of futures contracts	—	—	9,774	—	—
Net unrealized appreciation (depreciation) of swap contracts	—	—	(605,873)	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	—	238,331	165,317	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	8	(159,239)	(31,598)	29,865	(6,397)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	360,545	(327,834,166)	(11,691,159)	(274,771,221)	(30,268,140)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	405,459	(438,324,493)	(14,209,492)	(367,600,805)	(40,427,369)

Net Increase (Decrease) in Net Assets Resulting from Operations	$402,860	$(437,648,066)	$(11,989,997)	$(349,772,135)	$(38,391,989)

* Includes change in unrealized appreciation (depreciation) on deferred capital gains	$—	$1,982,362	$46,349	$—	$—

(1)	Commenced operations on March 31, 2020.

The accompanying notes are an integral part of these financial statements.

57

Hartford Schroders Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	Hartford Schroders Securitized Income Fund	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Investment Income:
Dividends	$—	$—	$5,377,188	$1,748,414
Interest	1,433,860	4,122,191	214,717	74,262
Securities lending	—	4,928	20,119	55,643
Less: Foreign tax withheld	—	—	(5,097)	(9,369)

Total investment income, net	1,433,860	4,127,119	5,606,927	1,868,950

Expenses:
Investment management fees	258,262	804,616	3,061,038	987,363
Transfer agent fees
Class A	108	10,666	52,002	17,055
Class C	—	3,631	32,289	5,970
Class I	818	80,803	227,849	62,807
Class R3	—	—	1,381	116
Class R4	—	—	499	157
Class R5	—	—	816	44
Class Y	92	112	59,592	13,061
Class F	12	267	877	98
Class SDR	679	408	1,080	182
Distribution fees
Class A	4,409	52,414	101,351	27,220
Class C	56	41,750	272,217	36,797
Class R3	—	—	3,161	392
Class R4	—	—	836	270
Custodian fees	5,895	5,948	6,098	4,892
Registration and filing fees	64,317	54,876	67,103	57,921
Accounting services fees	6,369	25,833	58,833	15,840
Board of Directors’ fees	1,146	4,259	11,372	2,709
Audit fees	20,845	14,419	10,292	10,339
Other expenses	14,949	13,735	73,849	15,825

Total expenses (before interest expense)	377,957	1,113,737	4,042,535	1,259,058

Interest expense	152,255	—	—	—

Total expenses (before waivers, reimbursements and fees paid indirectly)	530,212	1,113,737	4,042,535	1,259,059

Expense waivers	(87,297)	(159,758)	—	(54,375)
Transfer agent fee waivers	—	—	(11,090)	—
Distribution fee reimbursements	(4,449)	(67)	(220)	(293)

Total waivers, reimbursements and fees paid indirectly	(91,746)	(159,825)	(11,310)	(54,668)

Total expenses, net	438,466	953,912	4,031,225	1,204,390

Net Investment Income (Loss)	995,394	3,173,207	1,575,702	664,559

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(252,181)	3,083,653	(39,384,007)	(9,456,922)
Net realized gain (loss) on futures contracts	(216,694)	(1,019,414)	(34)	—
Net realized gain (loss) on foreign currency contracts	—	—	—	—
Net realized gain (loss) on other foreign currency transactions	414	—	(54)	(38,019)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(468,461)	2,064,239	(39,384,095)	(9,494,941)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments*	(5,978,238)	(1,910,467)	(64,344,573)	(38,592,137)
Net unrealized appreciation (depreciation) of futures contracts	296,833	(65,442)	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	—	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(7,921)	—	—	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(5,689,326)	(1,975,909)	(64,344,573)	(38,592,137)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(6,157,787)	88,330	(103,728,668)	(48,087,078)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,162,393)	$3,261,537	$(102,152,966)	$(47,422,518)

* Includes change in unrealized appreciation (depreciation) on deferred capital gains	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

58

Hartford Schroders Funds

Statements of Changes in Net Assets

	Hartford Schroders China A Fund	Hartford Schroders Emerging Markets Equity Fund		Hartford Schroders Emerging Markets Multi-Sector Bond Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)(1)	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$(2,599)	$676,427	$77,530,494	$2,219,495	$6,447,810
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	44,914	(110,490,327)	(45,829,064)	(2,518,333)	(2,595,522)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	360,545	(327,834,166)	401,724,157	(11,691,159)	5,286,245

Net Increase (Decrease) in Net Assets Resulting from Operations	402,860	(437,648,066)	433,425,587	(11,989,997)	9,138,533

Distributions to Shareholders:
Class A	—	(1,276,901)	(481,292)	(40,415)	(133,660)
Class C	—	(135,012)	(46,251)	(4,873)	(7,719)
Class I	—	(42,224,831)	(20,186,735)	(660,306)	(1,588,823)
Class R3	—	(1,392)	(787)	(522)	(536)
Class R4	—	(394)	(45,699)	(287)	(537)
Class R5	—	(15,146)	(6,306)	(288)	(548)
Class Y	—	(3,396,488)	(2,433,096)	(57,918)	(80,113)
Class F	—	(10,265,925)	(2,614,489)	(185,346)	(1,396,956)
Class SDR	—	(28,457,971)	(13,830,184)	(948,591)	(1,851,571)
From tax return of capital	—	—	—	—	—
Class A	—	—	—	—	(11,860)
Class C	—	—	—	—	(685)
Class I	—	—	—	—	(140,988)
Class R3	—	—	—	—	(48)
Class R4	—	—	—	—	(48)
Class R5	—	—	—	—	(49)
Class Y	—	—	—	—	(7,019)
Class F	—	—	—	—	(123,963)
Class SDR	—	—	—	—	(164,304)

Total distributions	—	(85,774,060)	(39,644,839)	(1,898,546)	(5,509,517)

Capital Share Transactions:
Sold	5,003,428	1,002,898,873	1,569,572,457	12,004,330	19,812,789
Issued on reinvestment of distributions	—	52,562,020	24,314,244	1,897,417	5,473,630
Redeemed	—	(1,158,169,610)	(1,407,536,600)	(38,120,382)	(39,875,815)

Net increase (decrease) from capital share transactions	5,003,428	(102,708,717)	186,350,101	(24,218,635)	(14,589,396)

Net Increase (Decrease) in Net Assets	5,406,288	(626,130,843)	580,130,849	(38,107,178)	(10,960,380)

Net Assets:
Beginning of period	—	3,578,932,658	2,998,801,809	94,082,601	105,042,981

End of period	$5,406,288	$2,952,801,815	$3,578,932,658	$55,975,423	$94,082,601

(1)	Commenced operations on March 31, 2020.

The accompanying notes are an integral part of these financial statements.

59

Hartford Schroders Funds

Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Multi-Cap Value Fund		Hartford Schroders International Stock Fund		Hartford Schroders Securitized Income Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Period Ended October 31, 2019(1)
Operations:
Net investment income (loss)	$17,828,670	$62,260,816	$2,035,380	$5,769,350	$995,394	$946,180
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(92,829,584)	(146,143,367)	(10,159,229)	(7,907,102)	(468,461)	351,147
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(274,771,221)	211,806,292	(30,268,140)	42,350,698	(5,689,326)	(206,707)

Net Increase (Decrease) in Net Assets Resulting from Operations	(349,772,135)	127,923,741	(38,391,989)	40,212,946	(5,162,393)	1,090,620

Distributions to Shareholders:
Class A	(1,693,096)	(4,247,199)	(551,218)	(1,107,203)	(50,004)	(50,264)
Class C(2)	(237,007)	(1,098,114)	(10,939)	(157,415)	(460)	—
Class I	(12,511,529)	(42,940,197)	(2,937,044)	(10,142,730)	(237,337)	(61,092)
Class R3	(261,662)	(308,569)	(2,018)	(887)	—	—
Class R4	(43,253)	(96,105)	(3,576)	(891)	—	—
Class R5	(362,788)	(1,208,181)	(21,848)	(901)	—	—
Class Y	(2,631,157)	(6,351,435)	(12,698)	(416,824)	(49,340)	(53,578)
Class F	(6,837,711)	(15,601,049)	(1,036,195)	(995,487)	(34,363)	(38,286)
Class SDR	(11,267,294)	(31,533,597)	(957,577)	(5,246,663)	(703,155)	(692,857)

Total distributions	(35,845,497)	(103,384,446)	(5,533,113)	(18,069,001)	(1,074,659)	(896,077)

Capital Share Transactions:
Sold	435,666,191	929,356,674	238,227,438	267,703,140	60,953,538	94,071,017
Issued on reinvestment of distributions	32,519,826	93,713,594	5,300,485	17,755,039	849,273	691,846
Redeemed	(415,343,991)	(841,072,557)	(110,728,638)	(91,102,156)	(82,556,226)	(10,682)

Net increase (decrease) from capital share transactions	52,842,026	181,997,711	132,799,285	194,356,023	(20,753,415)	94,752,181

Net Increase (Decrease) in Net Assets	(332,775,606)	206,537,006	88,874,183	216,499,968	(26,990,467)	94,946,724

Net Assets:
Beginning of period	2,072,411,056	1,865,874,050	441,355,547	224,855,579	94,946,724	—

End of period	$1,739,635,450	$2,072,411,056	$530,229,730	$441,355,547	$67,956,257	$94,946,724

(1)	Commenced operations on February 28, 2019.

(2)	Class C of the Securitized Income Fund commenced operations on February 28, 2020.

The accompanying notes are an integral part of these financial statements.

60

Hartford Schroders Funds

Statements of Changes in Net Assets – (continued)

	Hartford Schroders Tax-Aware Bond Fund		Hartford Schroders US MidCap Opportunities Fund		Hartford Schroders US Small Cap Opportunities Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$3,173,207	$5,761,498	$1,575,702	$3,217,479	$664,560	$585,427
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	2,064,239	6,911,867	(39,384,095)	7,531,128	(9,494,941)	10,306,177
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(1,975,909)	9,932,702	(64,344,573)	102,046,455	(38,592,137)	8,527,470

Net Increase (Decrease) in Net Assets Resulting from Operations	3,261,537	22,606,067	(102,152,966)	112,795,062	(47,422,518)	19,419,074

Distributions to Shareholders:
Class A	(1,141,726)	(758,076)	(618,119)	(1,875,469)	(1,122,710)	(1,273,415)
Class C	(207,070)	(121,750)	(401,294)	(1,310,733)	(365,812)	(613,652)
Class I	(6,613,011)	(4,585,616)	(4,612,066)	(13,979,494)	(7,302,285)	(9,398,176)
Class R3	—	—	(8,911)	(18,758)	(4,953)	(6,097)
Class R4	—	—	(4,116)	(18,966)	(13,210)	(928)
Class R5	—	—	(13,317)	(52,582)	(4,561)	(1,691)
Class Y	(6,062)	(7,078)	(1,235,418)	(2,455,954)	(1,302,907)	(2,040,823)
Class F	(710,547)	(408,408)	(581,930)	(1,075,458)	(257,410)	(254,541)
Class SDR	(1,815,397)	(2,099,274)	(830,635)	(1,352,705)	(585,075)	(959,593)

Total distributions	(10,493,813)	(7,980,202)	(8,305,806)	(22,140,119)	(10,958,923)	(14,548,916)

Capital Share Transactions:
Sold	146,685,760	186,245,249	111,437,952	305,402,261	86,143,142	60,412,503
Issued on reinvestment of distributions	8,544,437	6,069,834	7,957,824	19,743,423	10,784,153	14,244,734
Redeemed	(114,482,549)	(91,171,993)	(232,473,849)	(541,524,513)	(35,704,865)	(37,311,741)

Net increase (decrease) from capital share transactions	40,747,648	101,143,090	(113,078,073)	(216,378,829)	61,222,430	37,345,496

Net Increase (Decrease) in Net Assets	33,515,372	115,768,955	(223,536,845)	(125,723,886)	2,840,989	42,215,654

Net Assets:
Beginning of period	334,548,681	218,779,726	902,391,318	1,028,115,204	210,189,939	167,974,285

End of period	$368,064,053	$334,548,681	$678,854,473	$902,391,318	$213,030,928	$210,189,939

The accompanying notes are an integral part of these financial statements.

61

Hartford Schroders Funds

Financial Highlights

	— Selected Per-Share Data(1)—											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders China A Fund(4)

For the Period from March 31, 2020 through April 30, 2020 (Unaudited)
A	$10.00	$(0.01)	$0.81	$0.80	$—	$—	$—	$—	$10.80	8.00	%(5)	$111	5.26	%(6)	1.45	%(6)	(1.01	)%(6)	8%
C	10.00	(0.02)	0.82	0.80	—	—	—	—	10.80	8.00	(5)	108	6.02	(6)	2.23	(6)	(1.82	)(6)	8
I	10.00	(0.01)	0.81	0.80	—	—	—	—	10.80	8.00	(5)	108	4.97	(6)	1.15	(6)	(0.73	)(6)	8
Y	10.00	(0.01)	0.82	0.81	—	—	—	—	10.81	8.10	(5)	108	4.88	(6)	1.10	(6)	(0.68	)(6)	8
F	10.00	0.00 (7)	0.81	0.81	—	—	—	—	10.81	8.10	(5)	2,269	4.78	(6)	0.99	(6)	(0.57	)(6)	8
SDR	10.00	0.00 (7)	0.81	0.81	—	—	—	—	10.81	8.10	(5)	2,702	4.78	(6)	0.99	(6)	(0.57	)(6)	8

Hartford Schroders Emerging Markets Equity Fund(10)

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$15.78	$(0.02)	$(1.65)	$(1.67)	$(0.33)	$—	$—	$(0.33)	$13.78	(10.95	)%(5)	$57,560	1.46	%(6)	1.46	%(6)	(0.26	)%(6)	29%
C	15.51	(0.08)	(1.64)	(1.72)	(0.20)	—	—	(0.20)	13.59	(11.29	)(5)	6,962	2.17	(6)	2.17	(6)	(1.00	)(6)	29
I	15.77	0.00 (7)	(1.65)	(1.65)	(0.36)	—	—	(0.36)	13.76	(10.86	)(5)	1,321,556	1.22	(6)	1.22	(6)	(0.03	)(6)	29
R3	15.66	(0.04)	(1.64)	(1.68)	(0.28)	—	—	(0.28)	13.70	(11.06	)(5)	69	1.78	(6)	1.70	(6)	(0.51	)(6)	29
R4	15.74	(0.02)	(1.65)	(1.67)	(0.24)	—	—	(0.24)	13.83	(10.87	)(5)	3,600	1.33	(6)	1.32	(6)	(0.23	)(6)	29
R5	15.78	0.00 (7)	(1.65)	(1.65)	(0.37)	—	—	(0.37)	13.76	(10.86	)(5)	523	1.18	(6)	1.18	(6)	0.01	(6)	29
Y	15.79	0.01	(1.66)	(1.65)	(0.37)	—	—	(0.37)	13.77	(10.84	)(5)	199,341	1.15	(6)	1.15	(6)	0.07	(6)	29
F	15.78	0.01	(1.64)	(1.63)	(0.39)	—	—	(0.39)	13.76	(10.77	)(5)	367,433	1.07	(6)	1.07	(6)	0.12	(6)	29
SDR	15.81	0.01	(1.64)	(1.63)	(0.39)	—	—	(0.39)	13.79	(10.75	)(5)	995,757	1.06	(6)	1.06	(6)	0.13	(6)	29

For the Year Ended October 31, 2019
A	$14.07	$0.29	$1.56	$1.85	$(0.14)	$—	$—	$(0.14)	$15.78	13.27%		$60,356	1.45%		1.45%		1.95%		43%
C	13.86	0.19	1.53	1.72	(0.07)	—	—	(0.07)	15.51	12.50		10,532	2.17		2.17		1.27		43
I	14.06	0.31	1.57	1.88	(0.17)	—	—	(0.17)	15.77	13.54		1,838,077	1.23		1.23		2.07		43
R3	13.98	0.23	1.57	1.80	(0.12)	—	—	(0.12)	15.66	13.01		83	1.79		1.72		1.51		43
R4	14.02	(0.05)	1.95	1.90	(0.18)	—	—	(0.18)	15.74	13.78		26	1.43		1.42		(0.32)		43
R5	14.07	0.33	1.56	1.89	(0.18)	—	—	(0.18)	15.78	13.61		600	1.19		1.19		2.19		43
Y	14.09	0.32	1.57	1.89	(0.19)	—	—	(0.19)	15.79	13.62		120,308	1.13		1.13		2.11		43
F	14.07	0.42	1.48	1.90	(0.19)	—	—	(0.19)	15.78	13.73		419,520	1.07		1.07		2.77		43
SDR	14.10	0.34	1.56	1.90	(0.19)	—	—	(0.19)	15.81	13.71		1,129,431	1.07		1.07		2.28		43

For the Year Ended October 31, 2018
A	$16.23	$0.16	$(2.22)	$(2.06)	$(0.10)	$—	$—	$(0.10)	$14.07	(12.79)%		$46,162	1.45%		1.45%		0.98%		24%
C	16.08	0.07	(2.22)	(2.15)	(0.07)	—	—	(0.07)	13.86	(13.44)		7,217	2.19		2.19		0.45		24
I	16.23	0.19	(2.22)	(2.03)	(0.14)	—	—	(0.14)	14.06	(12.66)		1,733,270	1.24		1.24		1.19		24
R3	16.20	0.22	(2.30)	(2.08)	(0.14)	—	—	(0.14)	13.98	(12.99)		90	1.80		1.70		1.36		24
R4	16.19	0.05	(2.11)	(2.06)	(0.11)	—	—	(0.11)	14.02	(12.88)		3,710	1.49		1.48		0.36		24
R5	16.23	0.27	(2.29)	(2.02)	(0.14)	—	—	(0.14)	14.07	(12.56)		484	1.20		1.20		1.69		24
Y	16.25	0.23	(2.24)	(2.01)	(0.15)	—	—	(0.15)	14.09	(12.48)		123,082	1.11		1.11		1.43		24
F	16.23	0.30	(2.30)	(2.00)	(0.16)	—	—	(0.16)	14.07	(12.48)		154,306	1.08		1.08		1.89		24
SDR	16.26	0.23	(2.23)	(2.00)	(0.16)	—	—	(0.16)	14.10	(12.46)		930,480	1.08		1.08		1.43		24

For the Year Ended October 31, 2017
A	$12.59	$0.10	$3.62	$3.72	$(0.08)	$—	$—	$(0.08)	$16.23	29.83%		$53,107	1.56%		1.50%		0.69%		33%
C	12.58	0.04	3.57	3.61	(0.11)	—	—	(0.11)	16.08	29.00		3,658	2.25		2.25		0.25		33
I	12.59	0.14	3.61	3.75	(0.11)	—	—	(0.11)	16.23	30.14		1,848,368	1.35		1.25		0.98		33
R3	12.58	0.10	3.62	3.72	(0.10)	—	—	(0.10)	16.20	29.87		13	1.86		1.48		0.71		33
R4	12.58	0.16	3.56	3.72	(0.11)	—	—	(0.11)	16.19	29.86		136	1.52		1.50		1.11		33
R5	12.58	0.13	3.63	3.76	(0.11)	—	—	(0.11)	16.23	30.26		13	1.25		1.20		0.97		33
Y	12.58	0.26	3.53	3.79	(0.12)	—	—	(0.12)	16.25	30.45		97,758	1.14		1.14		1.72		33
F(8)	12.98	0.16	3.09	3.25	—	—	—	—	16.23	25.04	(5)	42,462	1.10	(6)	1.10	(6)	1.57	(6)	33
SDR	12.60	0.15	3.63	3.78	(0.12)	—	—	(0.12)	16.26	30.32		710,039	1.10		1.10		1.10		33

The accompanying notes are an integral part of these financial statements.

62

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1)—													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders Emerging Markets Equity Fund(10) – (continued)

For the Year Ended October 31, 2016
A	$11.56	$0.08		$1.02	(11)	$1.10	$(0.07)	$—	$—	$(0.07)	$12.59	9.59%		$38,918	1.57%		1.49%		0.71%		47%
C(9)	12.68	(0.01)		(0.09)		(0.10)	—	—	—	—	12.58	(0.79	)(5)	10	2.06	(6)	2.06	(6)	(2.06	)(6)	47
I	11.56	0.10		1.03	(11)	1.13	(0.10)	—	—	(0.10)	12.59	9.94		1,020,291	1.32		1.24		0.89		47
R3(9)	12.68	(0.01)		(0.09)		(0.10)	—	—	—	—	12.58	(0.79	)(5)	10	1.75	(6)	1.75	(6)	(1.75	)(6)	47
R4(9)	12.68	(0.01)		(0.09)		(0.10)	—	—	—	—	12.58	(0.79	)(5)	10	1.46	(6)	1.46	(6)	(1.46	)(6)	47
R5(9)	12.68	—		(0.10)		(0.10)	—	—	—	—	12.58	(0.79	)(5)	10	1.17	(6)	1.17	(6)	(1.16	)(6)	47
Y(9)	12.68	—		(0.10)		(0.10)	—	—	—	—	12.58	(0.79	)(5)	10	1.06	(6)	1.06	(6)	(1.06	)(6)	47
SDR	11.57	0.12		1.03	(11)	1.15	(0.12)	—	—	(0.12)	12.60	10.10		561,740	1.18		1.10		1.05		47

For the Year Ended October 31, 2015
A	$13.33	$0.10		$(1.83	)(11)	$(1.73)	$(0.04)	$—	$—	$(0.04)	$11.56	(13.01)%		$41,116	1.57%		1.49%		0.76%		55%
I	13.40	0.13		(1.85	)(11)	(1.72)	(0.12)	—	—	(0.12)	11.56	(12.88)		877,480	1.33		1.24		1.05		55
SDR(12)	12.60	0.14		(1.17	)(11)	(1.03)	—	—	—	—	11.57	(8.17	)(5)	351,836	1.21	(6)	1.10	(6)	1.35	(6)	55

Hartford Schroders Emerging Markets Multi-Sector Bond Fund(10)

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$9.12	$0.23	(23)	$(1.80	)(23)	$(1.57)	$(0.22)	$—	$—	$(0.22)	$7.33	(17.40	)%(5)	$1,279	1.43	%(6)	1.15	%(6)	5.36	%(6)(23)	79%
C	9.08	0.20	(23)	(1.80	)(23)	(1.60)	(0.18)	—	—	(0.18)	7.30	(17.73	)(5)	200	2.17	(6)	1.90	(6)	4.62	(6)(23)	79
I	9.11	0.24	(23)	(1.80	)(23)	(1.56)	(0.23)	—	—	(0.23)	7.32	(17.26	)(5)	22,296	1.04	(6)	0.84	(6)	5.65	(6)(23)	79
R3	9.13	0.24	(23)	(1.80	)(23)	(1.56)	(0.23)	—	—	(0.23)	7.34	(17.27	)(5)	24	1.58	(6)	1.09	(6)	5.57	(6)(23)	79
R4	9.11	0.24	(23)	(1.80	)(23)	(1.56)	(0.23)	—	—	(0.23)	7.32	(17.26	)(5)	9	1.34	(6)	0.89	(6)	5.64	(6)(23)	79
R5	9.10	0.24	(23)	(1.79	)(23)	(1.55)	(0.23)	—	—	(0.23)	7.32	(17.16	)(5)	9	1.05	(6)	0.85	(6)	5.70	(6)(23)	79
Y	9.10	0.25	(23)	(1.80	)(23)	(1.55)	(0.23)	—	—	(0.23)	7.32	(17.14	)(5)	1,855	0.96	(6)	0.76	(6)	5.76	(6)(23)	79
F	9.10	0.25	(23)	(1.81	)(23)	(1.56)	(0.63)	—	—	(0.63)	6.91	(17.26	)(5)	81	0.95	(6)	0.75	(6)	5.58	(6)(23)	79
SDR	9.11	0.25	(23)	(1.81	)(23)	(1.56)	(0.23)	—	—	(0.23)	7.32	(17.24	)(5)	30,222	0.95	(6)	0.75	(6)	5.77	(6)(23)	79

For the Year Ended October 31, 2019
A	$8.79	$0.55		$0.25		$0.80	$(0.43)	$—	$(0.04)	$(0.47)	$9.12	9.21%		$1,829	1.29%		1.11%		6.12%		240%
C	8.74	0.48		0.25		0.73	(0.36)	—	(0.03)	(0.39)	9.08	8.44		266	2.14		1.90		5.39		240
I	8.78	0.58		0.25		0.83	(0.46)	—	(0.04)	(0.50)	9.11	9.65		29,715	1.00		0.83		6.37		240
R3	8.80	0.57		0.25		0.82	(0.45)	—	(0.04)	(0.49)	9.13	9.46		11	1.55		0.88		6.33		240
R4	8.78	0.57		0.25		0.82	(0.45)	—	(0.04)	(0.49)	9.11	9.45		11	1.28		0.86		6.35		240
R5	8.78	0.58		0.24		0.82	(0.46)	—	(0.04)	(0.50)	9.10	9.56		11	1.00		0.81		6.39		240
Y	8.78	0.58		0.24		0.82	(0.46)	—	(0.04)	(0.50)	9.10	9.61		2,046	0.94		0.76		6.39		240
F	8.78	0.58		0.25		0.83	(0.47)	—	(0.04)	(0.51)	9.10	9.66		23,084	0.93		0.75		6.45		240
SDR	8.79	0.58		0.25		0.83	(0.47)	—	(0.04)	(0.51)	9.11	9.65		37,109	0.93		0.75		6.44		240

For the Year Ended October 31, 2018
A	$9.98	$0.50		$(1.02)		$(0.52)	$(0.32)	$(0.13)	$(0.22)	$(0.67)	$8.79	(5.34)%		$3,389	1.29%		1.08%		5.42%		285%
C	9.95	0.41		(1.01)		(0.60)	(0.28)	(0.13)	(0.20)	(0.61)	8.74	(6.27)		414	2.16		1.90		4.52		285
I	9.97	0.52		(1.02)		(0.50)	(0.34)	(0.13)	(0.22)	(0.69)	8.78	(5.22)		36,557	1.02		0.85		5.63		285
R3	9.97	0.50		(1.03)		(0.53)	(0.30)	(0.13)	(0.21)	(0.64)	8.80	(5.43)		10	1.65		1.25		5.23		285
R4	9.97	0.52		(1.03)		(0.51)	(0.33)	(0.13)	(0.22)	(0.68)	8.78	(5.25)		10	1.35		0.92		5.54		285
R5	9.97	0.53		(1.03)		(0.50)	(0.34)	(0.13)	(0.22)	(0.69)	8.78	(5.23)		10	1.06		0.85		5.58		285
Y	9.97	0.49		(0.98)		(0.49)	(0.34)	(0.13)	(0.23)	(0.70)	8.78	(5.17)		970	0.95		0.77		5.29		285
F	9.96	0.53		(1.01)		(0.48)	(0.34)	(0.13)	(0.23)	(0.70)	8.78	(5.04)		28,842	0.94		0.75		5.67		285
SDR	9.98	0.56		(1.05)		(0.49)	(0.34)	(0.13)	(0.23)	(0.70)	8.79	(5.11)		34,841	0.94		0.75		5.89		285

The accompanying notes are an integral part of these financial statements.

63

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1)—											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders Emerging Markets Multi-Sector Bond Fund(10) – (continued)

For the Year Ended October 31, 2017
A	$9.79	$0.55	$0.27	$0.82	$(0.53)	$(0.10)	$—	$(0.63)	$9.98	8.83%		$2,472	1.15%		1.03%		5.65%		212%
C	9.78	0.46	0.29	0.75	(0.48)	(0.10)	—	(0.58)	9.95	8.01		73	2.03		1.90		4.72		212
I	9.78	0.57	0.28	0.85	(0.56)	(0.10)	—	(0.66)	9.97	9.08		15,441	0.94		0.82		5.86		212
R3	9.78	0.54	0.28	0.82	(0.53)	(0.10)	—	(0.63)	9.97	8.74		36	1.63		1.19		5.53		212
R4	9.78	0.55	0.28	0.83	(0.54)	(0.10)	—	(0.64)	9.97	8.88		11	1.33		1.02		5.67		212
R5	9.78	0.57	0.27	0.84	(0.55)	(0.10)	—	(0.65)	9.97	9.07		11	1.04		0.85		5.82		212
Y	9.78	0.57	0.28	0.85	(0.56)	(0.10)	—	(0.66)	9.97	9.16		122	0.91		0.79		5.81		212
F(8)	9.70	0.39	0.30	0.69	(0.43)	—	—	(0.43)	9.96	7.22	(5)	11	0.87	(6)	0.75	(6)	5.90	(6)	212
SDR	9.79	0.58	0.27	0.85	(0.56)	(0.10)	—	(0.66)	9.98	9.16		57,054	0.87		0.75		5.93		212

For the Year Ended October 31, 2016
A	$9.04	$0.52	$0.51	$1.03	$(0.28)	$—	$—	$(0.28)	$9.79	11.59%		$1,707	1.82%		1.11%		5.61%		147%
C(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	9.78	(0.91	)(5)	10	1.73	(6)	1.73	(6)	7.72	(6)	147
I	9.02	0.55	0.51	1.06	(0.30)	—	—	(0.30)	9.78	11.94		9,218	1.54		0.85		5.89		147
R3(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	9.78	(0.91	)(5)	10	1.41	(6)	1.41	(6)	8.09	(6)	147
R4(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	9.78	(0.91	)(5)	10	1.13	(6)	1.13	(6)	8.46	(6)	147
R5(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	9.78	(0.91	)(5)	10	0.84	(6)	0.84	(6)	8.46	(6)	147
Y(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	9.78	(0.91	)(5)	10	0.73	(6)	0.73	(6)	8.82	(6)	147
SDR	9.03	0.56	0.51	1.07	(0.31)	—	—	(0.31)	9.79	12.04		51,219	1.36		0.71		5.99		147

For the Year Ended October 31, 2015
A	$9.97	$0.53	$(1.19)	$(0.66)	$(0.18)	$(0.06)	$(0.03)	$(0.27)	$9.04	(6.59)%		$1,637	2.01%		1.15%		5.75%		209%
I	9.96	0.53	(1.17)	(0.64)	(0.22)	(0.06)	(0.02)	(0.30)	9.02	(6.47)		5,980	1.68		0.90		5.66		209
SDR(12)	9.23	0.49	(0.57)	(0.08)	(0.09)	—	(0.03)	(0.12)	9.03	(0.87	)(5)	21,171	1.66	(6)	0.75	(6)	6.32	(6)	209

Hartford Schroders International Multi-Cap Value Fund(10)

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$9.05	$0.06	$(1.61)	$(1.55)	$(0.14)	$—	$—	$(0.14)	$7.36	(17.36	)%(5)	$84,180	1.12	%(6)	1.12	%(6)	1.52	%(6)	61%
C	8.99	0.03	(1.60)	(1.57)	(0.11)	—	—	(0.11)	7.31	(17.74	)(5)	13,881	1.87	(6)	1.87	(6)	0.71	(6)	61
I	9.05	0.08	(1.63)	(1.55)	(0.15)	—	—	(0.15)	7.35	(17.35	)(5)	535,062	0.85	(6)	0.85	(6)	1.78	(6)	61
R3	9.02	0.05	(1.62)	(1.57)	(0.12)	—	—	(0.12)	7.33	(17.63	)(5)	12,615	1.47	(6)	1.47	(6)	1.18	(6)	61
R4	9.03	0.06	(1.61)	(1.55)	(0.14)	—	—	(0.14)	7.34	(17.42	)(5)	2,417	1.17	(6)	1.17	(6)	1.50	(6)	61
R5	9.04	0.08	(1.61)	(1.53)	(0.16)	—	—	(0.16)	7.35	(17.24	)(5)	18,024	0.83	(6)	0.83	(6)	1.82	(6)	61
Y	9.04	0.08	(1.61)	(1.53)	(0.16)	—	—	(0.16)	7.35	(17.23	)(5)	132,359	0.85	(6)	0.80	(6)	1.90	(6)	61
F	9.05	0.08	(1.62)	(1.54)	(0.16)	—	—	(0.16)	7.35	(17.30	)(5)	359,454	0.75	(6)	0.75	(6)	1.97	(6)	61
SDR	9.04	0.08	(1.62)	(1.54)	(0.16)	—	—	(0.16)	7.34	(17.21	)(5)	581,643	0.75	(6)	0.75	(6)	1.90	(6)	61

For the Year Ended October 31, 2019
A	$8.97	$0.27	$0.28	$0.55	$(0.25)	$(0.22)	$—	$(0.47)	$9.05	6.61%		$106,530	1.12%		1.12%		3.03%		119%
C	8.90	0.19	0.30	0.49	(0.18)	(0.22)	—	(0.40)	8.99	5.91		21,500	1.87		1.87		2.12		119
I	8.96	0.28	0.30	0.58	(0.27)	(0.22)	—	(0.49)	9.05	6.98		740,680	0.86		0.86		3.13		119
R3	8.94	0.28	0.25	0.53	(0.23)	(0.22)	—	(0.45)	9.02	6.36		19,748	1.48		1.48		3.25		119
R4	8.95	0.26	0.29	0.55	(0.25)	(0.22)	—	(0.47)	9.03	6.57		2,746	1.18		1.18		3.01		119
R5	8.95	0.26	0.32	0.58	(0.27)	(0.22)	—	(0.49)	9.04	6.97		21,262	0.87		0.87		2.99		119
Y	8.96	0.29	0.29	0.58	(0.28)	(0.22)	—	(0.50)	9.04	6.93		146,587	0.85		0.80		3.29		119
F	8.97	0.29	0.29	0.58	(0.28)	(0.22)	—	(0.50)	9.05	6.98		377,025	0.76		0.76		3.31		119
SDR	8.96	0.29	0.29	0.58	(0.28)	(0.22)	—	(0.50)	9.04	6.99		636,333	0.76		0.76		3.27		119

The accompanying notes are an integral part of these financial statements.

64

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1)—												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders International Multi-Cap Value Fund(10) – (continued)

For the Year Ended October 31, 2018
A	$10.18	$0.23	$(1.09)		$(0.86)	$(0.24)	$(0.11)	$—	$(0.35)	$8.97	(8.71)%		$67,252	1.13%		1.10%		2.26%		87%
C	10.12	0.17	(1.10)		(0.93)	(0.18)	(0.11)	—	(0.29)	8.90	(9.47)		25,614	1.88		1.85		1.71		87
I	10.17	0.26	(1.09)		(0.83)	(0.27)	(0.11)	—	(0.38)	8.96	(8.47)		875,109	0.87		0.84		2.64		87
R3	10.15	0.22	(1.10)		(0.88)	(0.22)	(0.11)	—	(0.33)	8.94	(8.96)		613	1.50		1.43		2.22		87
R4	10.16	0.20	(1.06)		(0.86)	(0.24)	(0.11)	—	(0.35)	8.95	(8.76)		1,312	1.20		1.16		2.03		87
R5	10.17	0.27	(1.11)		(0.84)	(0.27)	(0.11)	—	(0.38)	8.95	(8.58)		22,482	0.88		0.85		2.68		87
Y	10.17	0.25	(1.07)		(0.82)	(0.28)	(0.11)	—	(0.39)	8.96	(8.42)		80,993	0.83		0.81		2.57		87
F	10.18	0.28	(1.10)		(0.82)	(0.28)	(0.11)	—	(0.39)	8.97	(8.38)		251,677	0.78		0.75		2.78		87
SDR	10.17	0.27	(1.09)		(0.82)	(0.28)	(0.11)	—	(0.39)	8.96	(8.38)		540,822	0.78		0.75		2.69		87

For the Year Ended October 31, 2017
A	$8.61	$0.20	$1.53		$1.73	$(0.16)	$—	$—	$(0.16)	$10.18	20.26%		$58,977	1.20%		1.12%		2.08%		63%
C	8.60	0.15	1.50		1.65	(0.13)	—	—	(0.13)	10.12	19.31		15,580	1.93		1.85		1.51		63
I	8.60	0.24	1.52		1.76	(0.19)	—	—	(0.19)	10.17	20.47		706,652	0.91		0.82		2.48		63
R3	8.60	0.20	1.49		1.69	(0.14)	—	—	(0.14)	10.15	19.82		105	1.58		1.42		2.03		63
R4	8.60	0.18	1.54		1.72	(0.16)	—	—	(0.16)	10.16	20.23		809	1.24		1.15		1.83		63
R5	8.60	0.23	1.52		1.75	(0.18)	—	—	(0.18)	10.17	20.57		14,212	0.93		0.85		2.32		63
Y	8.60	0.21	1.56		1.77	(0.20)	—	—	(0.20)	10.17	20.80		4,440	0.84		0.76		2.30		63
F(8)	9.13	0.17	1.02		1.19	(0.14)	—	—	(0.14)	10.18	13.07	(5)	110,585	0.83	(6)	0.75	(6)	2.60	(6)	63
SDR	8.60	0.23	1.53		1.76	(0.19)	—	—	(0.19)	10.17	20.70		448,891	0.83		0.75		2.43		63

For the Year Ended October 31, 2016
A	$8.48	$0.15	$0.17	(11)	$0.32	$(0.19)	$—	$—	$(0.19)	$8.61	3.88%		$27,751	1.47%		1.14%		1.80%		94%
C(9)	8.62	—	(0.02)		(0.02)	—	—	—	—	8.60	(0.23	)(5)	10	1.80	(6)	1.80	(6)	(1.10	)(6)	94
I	8.47	0.18	0.16	(11)	0.34	(0.21)	—	—	(0.21)	8.60	4.27		183,321	1.22		0.89		2.15		94
R3(9)	8.62	—	(0.02)		(0.02)	—	—	—	—	8.60	(0.23	)(5)	10	1.48	(6)	1.48	(6)	(0.73	)(6)	94
R4(9)	8.62	—	(0.02)		(0.02)	—	—	—	—	8.60	(0.23	)(5)	10	1.19	(6)	1.19	(6)	(0.37	)(6)	94
R5(9)	8.62	—	(0.02)		(0.02)	—	—	—	—	8.60	(0.23	)(5)	10	0.91	(6)	0.91	(6)	0.73	(6)	94
Y(9)	8.62	—	(0.02)		(0.02)	—	—	—	—	8.60	(0.23	)(5)	10	0.80	(6)	0.80	(6)	—	(6)	94
SDR	8.46	0.20	0.16	(11)	0.36	(0.22)	—	—	(0.22)	8.60	4.44		221,643	1.06		0.75		2.37		94

For the Year Ended October 31, 2015
A	$9.46	$0.20	$(0.68	)(11)	$(0.48)	$(0.24)	$(0.26)	$—	$(0.50)	$8.48	(5.27)%		$19,330	1.48%		1.17%		2.21%		90%
I	9.46	0.22	(0.69	)(11)	(0.47)	(0.26)	(0.26)	—	(0.52)	8.47	(5.12)		218,467	1.22		0.91		2.45		90
SDR(12)	8.79	0.24	(0.38)		(0.14)	(0.19)	—	—	(0.19)	8.46	(1.62	)(5)	75,256	1.08	(6)	0.76	(6)	3.18	(6)	90

Hartford Schroders International Stock Fund(10)

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$12.91	$0.04	$(1.04)		$(1.00)	$(0.14)	$—	$—	$(0.14)	$11.77	(7.91	)%(5)	$61,256	1.10	%(6)	1.10	%(6)	0.61	%(6)	23%
C	12.25	(0.01)	(0.99)		(1.00)	(0.04)	—	—	(0.04)	11.21	(8.16	)(5)	4,155	1.86	(6)	1.86	(6)	(0.15	)(6)	23
I	12.51	0.05	(1.00)		(0.95)	(0.16)	—	—	(0.16)	11.40	(7.76	)(5)	275,448	0.82	(6)	0.82	(6)	0.90	(6)	23
R3	12.47	0.03	(1.01)		(0.98)	(0.13)	—	—	(0.13)	11.36	(8.00	)(5)	576	1.39	(6)	1.36	(6)	0.55	(6)	23
R4	12.50	0.05	(1.02)		(0.97)	(0.15)	—	—	(0.15)	11.38	(7.91	)(5)	1,285	1.09	(6)	1.09	(6)	0.84	(6)	23
R5	12.52	0.08	(1.03)		(0.95)	(0.17)	—	—	(0.17)	11.40	(7.72	)(5)	6,827	0.77	(6)	0.77	(6)	1.31	(6)	23
Y	12.52	0.09	(1.04)		(0.95)	(0.14)	—	—	(0.14)	11.43	(7.80	)(5)	4,569	0.78	(6)	0.78	(6)	1.57	(6)	23
F	12.52	0.06	(1.00)		(0.94)	(0.17)	—	—	(0.17)	11.41	(7.79	)(5)	90,588	0.75	(6)	0.75	(6)	0.95	(6)	23
SDR	12.52	0.06	(1.00)		(0.94)	(0.17)	—	—	(0.17)	11.41	(7.70	)(5)	85,525	0.75	(6)	0.75	(6)	0.91	(6)	23

The accompanying notes are an integral part of these financial statements.

65

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1)—												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders International Stock Fund(10) – (continued)

For the Year Ended October 31, 2019
A	$12.46	$0.17	$1.18		$1.35	$(0.15)	$(0.75)	$—	$(0.90)	$12.91	12.04%		$46,241	1.16%		1.14%		1.42%		37%
C	11.90	0.10	1.10		1.20	(0.10)	(0.75)	—	(0.85)	12.25	11.16		3,530	1.90		1.87		0.88		37
I	12.09	0.21	1.13		1.34	(0.17)	(0.75)	—	(0.92)	12.51	12.39		218,391	0.86		0.83		1.81		37
R3	12.08	0.16	1.13		1.29	(0.15)	(0.75)	—	(0.90)	12.47	11.93		190	1.44		1.33		1.35		37
R4	12.09	0.15	1.17		1.32	(0.16)	(0.75)	—	(0.91)	12.50	12.15		292	1.12		1.05		1.24		37
R5	12.10	0.15	1.19		1.34	(0.17)	(0.75)	—	(0.92)	12.52	12.33		1,066	0.80		0.78		1.21		37
Y	12.11	0.21	1.12		1.33	(0.17)	(0.75)	—	(0.92)	12.52	12.38		676	0.87		0.84		1.80		37
F	12.10	0.22	1.12		1.34	(0.17)	(0.75)	—	(0.92)	12.52	12.47		70,305	0.78		0.76		1.85		37
SDR	12.10	0.21	1.14		1.35	(0.18)	(0.75)	—	(0.93)	12.52	12.45		100,663	0.80		0.76		1.80		37

For the Year Ended October 31, 2018
A	$13.62	$0.19	$(1.22)		$(1.03)	$(0.13)	$—	$—	$(0.13)	$12.46	(7.63)%		$11,234	1.25%		1.16%		1.40%		65%
C	13.11	0.13	(1.21)		(1.08)	(0.13)	—	—	(0.13)	11.90	(8.33)		1,824	2.01		1.92		0.97		65
I	13.20	0.22	(1.17)		(0.95)	(0.16)	—	—	(0.16)	12.09	(7.32)		129,528	0.93		0.85		1.70		65
R3	13.19	0.21	(1.19)		(0.98)	(0.13)	—	—	(0.13)	12.08	(7.49)		12	1.61		1.02		1.59		65
R4	13.20	0.22	(1.19)		(0.97)	(0.14)	—	—	(0.14)	12.09	(7.42)		12	1.31		0.97		1.64		65
R5	13.22	0.22	(1.18)		(0.96)	(0.16)	—	—	(0.16)	12.10	(7.36)		12	1.01		0.90		1.69		65
Y	13.23	0.12	(1.07)		(0.95)	(0.17)	—	—	(0.17)	12.11	(7.32)		5,693	0.90		0.81		0.97		65
F	13.22	0.22	(1.17)		(0.95)	(0.17)	—	—	(0.17)	12.10	(7.32)		9,204	0.89		0.80		1.69		65
SDR	13.23	0.23	(1.18)		(0.95)	(0.18)	—	—	(0.18)	12.10	(7.33)		67,339	0.89		0.80		1.71		65

For the Year Ended October 31, 2017
A	$11.02	$0.12	$2.64		$2.76	$(0.16)	$—	$—	$(0.16)	$13.62	25.41%		$5,930	1.32%		1.20%		0.98%		53%
C	10.69	(0.02)	2.60		2.58	(0.16)	—	—	(0.16)	13.11	24.60		321	2.01		1.94		(0.13)		53
I	10.69	0.14	2.55		2.69	(0.18)	—	—	(0.18)	13.20	25.69		116,660	1.02		0.95		1.24		53
R3	10.69	0.12	2.55		2.67	(0.17)	—	—	(0.17)	13.19	25.45		13	1.62		1.18		1.04		53
R4	10.69	0.13	2.56		2.69	(0.18)	—	—	(0.18)	13.20	25.61		13	1.34		1.08		1.15		53
R5	10.69	0.16	2.55		2.71	(0.18)	—	—	(0.18)	13.22	25.88		13	1.02		0.90		1.34		53
Y	10.69	0.13	2.59		2.72	(0.18)	—	—	(0.18)	13.23	25.99		115	0.88		0.79		1.04		53
F(8)	10.87	0.04	2.31		2.35	—	—	—	—	13.22	21.62	(5)	844	0.85	(6)	0.80	(6)	0.52	(6)	53
SDR	10.70	0.17	2.55		2.72	(0.19)	—	—	(0.19)	13.23	25.88		77,051	0.86		0.80		1.45		53

For the Year Ended October 31, 2016
A	$11.35	$0.12	$(0.35	)(11)	$(0.23)	$(0.10)	$—	$—	$(0.10)	$11.02	(2.01)%		$3,217	1.45%		1.18%		1.11%		53%
C(9)	10.64	(0.01)	0.06		0.05	—	—	—	—	10.69	0.47	(5)	10	1.77	(6)	1.77	(6)	(1.77	)(6)	53
I	11.01	0.14	(0.33	)(11)	(0.19)	(0.13)	—	—	(0.13)	10.69	(1.70)		82,726	1.20		0.92		1.33		53
R3(9)	10.64	—	0.05		0.05	—	—	—	—	10.69	0.47	(5)	10	1.47	(6)	1.47	(6)	(1.47	)(6)	53
R4(9)	10.64	—	0.05		0.05	—	—	—	—	10.69	0.47	(5)	10	1.17	(6)	1.17	(6)	(1.17	)(6)	53
R5(9)	10.64	—	0.05		0.05	—	—	—	—	10.69	0.47	(5)	10	0.89	(6)	0.89	(6)	(0.87	)(6)	53
Y(9)	10.64	—	0.05		0.05	—	—	—	—	10.69	0.47	(5)	10	0.78	(6)	0.78	(6)	(0.78	)(6)	53
SDR	11.02	0.16	(0.33	)(11)	(0.17)	(0.15)	—	—	(0.15)	10.70	(1.54)		64,263	1.07		0.79		1.54		53

For the Year Ended October 31, 2015
A	$11.93	$0.05	$(0.18)		$(0.13)	$—	$(0.45)	$—	$(0.45)	$11.35	(1.08)%		$3,921	1.38%		1.17%		0.46%		45%
I	11.86	0.12	(0.23	)(11)	(0.11)	(0.29)	(0.45)	—	(0.74)	11.01	(0.89)		104,237	1.19		0.95		1.02		45
SDR(12)	10.88	0.17	(0.03)		0.14	—	—	—	—	11.02	1.29	(5)	54,747	1.09	(6)	0.81	(6)	1.78	(6)	45

Hartford Schroders Securitized Income Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$10.06	$0.12	$(0.84)		$(0.72)	$(0.13)	$(0.01)	$—	$(0.14)	$9.20	(7.25	)%(5)	$3,699	1.58	%(6)(13)	1.13	%(6)(14)	2.54	%(6)(15)	37%
C(16)	10.12	0.02	(0.91)		(0.89)	(0.03)	—	—	(0.03)	9.20	(8.81	)(5)	295	2.52	(6)(13)	2.43	(6)(14)	0.98	(6)(15)	37
I	10.06	0.12	(0.84)		(0.72)	(0.13)	(0.01)	—	(0.14)	9.20	(7.28	)(5)	44,099	1.46	(6)(13)	1.29	(6)(14)	2.45	(6)(15)	37
Y	10.06	0.12	(0.84)		(0.72)	(0.13)	(0.01)	—	(0.14)	9.20	(7.25	)(5)	3,324	1.33	(6)(13)	1.12	(6)(14)	2.55	(6)(15)	37
F	10.05	0.13	(0.84)		(0.71)	(0.13)	(0.01)	—	(0.14)	9.20	(7.16	)(5)	2,263	1.33	(6)(13)	1.09	(6)(14)	2.59	(6)(15)	37
SDR	10.05	0.12	(0.83)		(0.71)	(0.13)	(0.01)	—	(0.14)	9.20	(7.21	)(5)	14,276	1.28	(6)(13)	1.04	(6)(14)	2.51	(6)(15)	37

The accompanying notes are an integral part of these financial statements.

66

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1)—													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders Securitized Income Fund – (continued)

For the Year Ended October 31, 2019(17)
A	$10.00	$0.17		$0.03		$0.20	$(0.14)	$—	$—	$(0.14)	$10.06	2.04	%(5)	$3,571	1.58	%(6)(18)	1.00	%(6)(19)(20)	2.49	%(6)(21)	35%
I	10.00	0.17		0.04		0.21	(0.15)	—	—	(0.15)	10.06	2.09	(5)	4,633	1.33	(6)(18)	0.96	(6)(19)(20)	2.52	(6)(21)	35
Y	10.00	0.17		0.04		0.21	(0.15)	—	—	(0.15)	10.06	2.13	(5)	3,583	1.27	(6)(18)	0.91	(6)(19)(20)	2.58	(6)(21)	35
F	10.00	0.18		0.03		0.21	(0.16)	—	—	(0.16)	10.05	2.06	(5)	2,544	1.26	(6)(18)	0.89	(6)(19)(20)	2.61	(6)(21)	35
SDR	10.00	0.17		0.04		0.21	(0.16)	—	—	(0.16)	10.05	2.19	(5)	80,616	1.24	(6)(18)	0.86	(6)(19)(20)	2.55	(6)(21)	35

Hartford Schroders Tax-Aware Bond Fund(10)

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$11.34	$0.09	(23)	$—	(23)	$0.09	$(0.10)	$(0.23)	$—	$(0.33)	$11.10	0.78	%(5)	$46,833	0.82	%(6)	0.71	%(6)	1.60	%(6)(23)	72%
C	11.34	0.04	(23)	0.01	(23)	0.05	(0.05)	(0.23)	—	(0.28)	11.11	0.42	(5)	8,858	1.60	(6)	1.55	(6)	0.76	(6)(23)	72
I	11.34	0.10	(23)	0.01	(23)	0.11	(0.11)	(0.23)	—	(0.34)	11.11	0.98	(5)	226,574	0.59	(6)	0.49	(6)	1.82	(6)(23)	72
Y	11.35	0.10	(23)	0.01	(23)	0.11	(0.11)	(0.23)	—	(0.34)	11.12	0.94	(5)	206	0.63	(6)	0.56	(6)	1.75	(6)(23)	72
F	11.35	0.10	(23)	0.01	(23)	0.11	(0.11)	(0.23)	—	(0.34)	11.12	1.00	(5)	27,476	0.52	(6)	0.46	(6)	1.85	(6)(23)	72
SDR	11.34	0.10	(23)	0.01	(23)	0.11	(0.11)	(0.23)	—	(0.34)	11.11	1.00	(5)	58,118	0.52	(6)	0.46	(6)	1.85	(6)(23)	72

For the Year Ended October 31, 2019
A	$10.66	$0.23		$0.80		$1.03	$(0.23)	$(0.12)	$—	$(0.35)	$11.34	9.79%		$36,158	0.83%		0.71%		2.08%		161%
C	10.65	0.14		0.80		0.94	(0.13)	(0.12)	—	(0.25)	11.34	8.91		7,894	1.61		1.54		1.26		161
I	10.67	0.26		0.79		1.05	(0.26)	(0.12)	—	(0.38)	11.34	9.95		209,719	0.61		0.48		2.31		161
Y	10.67	0.26		0.79		1.05	(0.25)	(0.12)	—	(0.37)	11.35	9.98		204	0.60		0.53		2.31		161
F	10.67	0.26		0.80		1.06	(0.26)	(0.12)	—	(0.38)	11.35	10.06		20,569	0.53		0.46		2.33		161
SDR	10.66	0.26		0.80		1.06	(0.26)	(0.12)	—	(0.38)	11.34	10.08		60,005	0.53		0.46		2.38		161

For the Year Ended October 31, 2018
A	$11.08	$0.23		$(0.42)		$(0.19)	$(0.22)	$(0.01)	$—	$(0.23)	$10.66	(1.77)%		$25,186	0.86%		0.71%		2.07%		161%
C	11.07	0.14		(0.43)		(0.29)	(0.12)	(0.01)	—	(0.13)	10.65	(2.64)		4,819	1.62		1.53		1.24		161
I	11.10	0.25		(0.42)		(0.17)	(0.25)	(0.01)	—	(0.26)	10.67	(1.59)		120,282	0.62		0.46		2.31		161
Y	11.10	0.25		(0.43)		(0.18)	(0.24)	(0.01)	—	(0.25)	10.67	(1.63)		214	0.57		0.48		2.30		161
F	11.10	0.26		(0.44)		(0.18)	(0.24)	(0.01)	—	(0.25)	10.67	(1.60)		8,689	0.55		0.46		2.36		161
SDR	11.09	0.25		(0.43)		(0.18)	(0.24)	(0.01)	—	(0.25)	10.66	(1.60)		59,590	0.55		0.46		2.30		161

For the Year Ended October 31, 2017
A	$11.19	$0.20		$(0.07)		$0.13	$(0.20)	$(0.04)	$—	$(0.24)	$11.08	1.20%		$22,948	0.86%		0.71%		1.83%		72%
C	11.20	0.11		(0.07)		0.04	(0.13)	(0.04)	—	(0.17)	11.07	0.40		4,712	1.58		1.50		0.96		72
I	11.21	0.23		(0.07)		0.16	(0.23)	(0.04)	—	(0.27)	11.10	1.45		147,851	0.58		0.46		2.10		72
Y	11.20	0.23		(0.07)		0.16	(0.22)	(0.04)	—	(0.26)	11.10	1.53		10	0.54		0.46		2.08		72
F(8)	10.93	0.14		0.17		0.31	(0.14)	—	—	(0.14)	11.10	2.85	(5)	2,377	0.53	(6)	0.46	(6)	1.96	(6)	72
SDR	11.20	0.23		(0.07)		0.16	(0.23)	(0.04)	—	(0.27)	11.09	1.46		70,615	0.54		0.46		2.12		72

For the Year Ended October 31, 2016
A	$10.84	$0.25		$0.35		$0.60	$(0.25)	$—	$—	$(0.25)	$11.19	5.61%		$8,648	0.90%		0.70%		2.22%		42%
C(9)	11.23	—		(0.01)		(0.01)	(0.02)	—	—	(0.02)	11.20	(0.10	)(5)	10	1.46	(6)	1.45	(6)	1.47	(6)	42
I	10.84	0.28		0.37		0.65	(0.28)	—	—	(0.28)	11.21	6.02		82,088	0.66		0.45		2.55		42
Y(9)	11.23	0.01		(0.02)		(0.01)	(0.02)	—	—	(0.02)	11.20	(0.08	)(5)	10	0.46	(6)	0.45	(6)	2.56	(6)	42
SDR(9)	11.23	0.01		(0.02)		(0.01)	(0.02)	—	—	(0.02)	11.20	(0.08	)(5)	66,275	0.47	(6)	0.46	(6)	4.71	(6)	42

For the Year Ended October 31, 2015
A	$10.93	$0.25		$(0.10)		$0.15	$(0.24)	$—	$—	$(0.24)	$10.84	1.42	%(5)	$1,039	1.01	%(6)	0.71	%(6)	2.77	%(6)	36%
I	11.09	0.32		(0.10)		0.22	(0.32)	(0.15)	—	(0.47)	10.84	2.00		105,036	0.70		0.46		2.93		36

The accompanying notes are an integral part of these financial statements.

67

Hartford Schroders Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1)—	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund(10)

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$15.01	$0.01	$(1.93)	$(1.92)	$(0.00	)(7)	$(0.10)	$—	$(0.10)	$12.99	(12.85	)%(5)	$72,578	1.18	%(6)	1.18	%(6)	0.19	%(6)	29%
C	15.21	(0.04)	(1.95)	(1.99)	—	(0.10)	—	(0.10)	13.12	(13.16	)(5)	45,597	1.92	(6)	1.92	(6)	(0.55	)(6)	29
I	15.63	0.04	(2.01)	(1.97)	(0.04)	(0.10)	—	(0.14)	13.52	(12.70	)(5)	365,996	0.91	(6)	0.91	(6)	0.47	(6)	29
R3	15.41	(0.01)	(1.98)	(1.99)	—	(0.10)	—	(0.10)	13.32	(12.99	)(5)	1,160	1.52	(6)	1.52	(6)	(0.15	)(6)	29
R4	15.53	0.01	(2.00)	(1.99)	—	(0.10)	—	(0.10)	13.44	(12.89	)(5)	668	1.21	(6)	1.21	(6)	0.16	(6)	29
R5	15.60	0.03	(2.03)	(2.00)	(0.00	)(7)	(0.10)	—	(0.10)	13.50	(12.70	)(5)	1,313	0.92	(6)	0.92	(6)	0.45	(6)	29
Y	15.63	0.04	(2.06)	(2.02)	(0.00	)(7)	(0.10)	—	(0.10)	13.51	(12.72	)(5)	107,245	0.91	(6)	0.89	(6)	0.48	(6)	29
F	15.64	0.04	(2.00)	(1.96)	(0.06)	(0.10)	—	(0.16)	13.52	(12.67	)(5)	49,317	0.81	(6)	0.81	(6)	0.56	(6)	29
SDR	15.67	0.04	(2.00)	(1.96)	(0.06)	(0.10)	—	(0.16)	13.55	(12.64	)(5)	34,981	0.81	(6)	0.81	(6)	0.58	(6)	29

For the Year Ended October 31, 2019
A	$13.68	$0.02	$1.58	$1.60	$—	$(0.27)	$—	$(0.27)	$15.01	12.12%	$87,831	1.27%	1.27%	0.14%	39%
C	13.97	(0.09)	1.60	1.51	—	(0.27)	—	(0.27)	15.21	11.29	60,195	2.02	2.02	(0.61)	39
I	14.24	0.06	1.64	1.70	(0.04)	(0.27)	—	(0.31)	15.63	12.41	496,725	1.00	1.00	0.42	39
R3	14.09	(0.04)	1.63	1.59	—	(0.27)	—	(0.27)	15.41	11.69	1,423	1.62	1.62	(0.25)	39
R4	14.17	0.01	1.64	1.65	(0.02)	(0.27)	—	(0.29)	15.53	12.09	627	1.32	1.32	0.09	39
R5	14.24	0.06	1.62	1.68	(0.05)	(0.27)	—	(0.32)	15.60	12.32	1,476	1.02	1.02	0.39	39
Y	14.24	0.07	1.64	1.71	(0.05)	(0.27)	—	(0.32)	15.63	12.50	116,557	0.97	0.95	0.44	39
F	14.25	0.07	1.64	1.71	(0.05)	(0.27)	—	(0.32)	15.64	12.52	54,955	0.91	0.91	0.48	39
SDR	14.28	0.07	1.64	1.71	(0.05)	(0.27)	—	(0.32)	15.67	12.49	82,604	0.91	0.91	0.48	39

For the Year Ended October 31, 2018
A	$13.97	$0.01	$(0.10)	$(0.09)	$—	$(0.20)	$—	$(0.20)	$13.68	(0.66)%	$96,491	1.26%	1.25%	0.05%	37%
C	14.37	(0.11)	(0.09)	(0.20)	—	(0.20)	—	(0.20)	13.97	(1.49)	67,037	2.02	2.01	(0.72)	37
I	14.52	0.05	(0.11)	(0.06)	(0.02)	(0.20)	—	(0.22)	14.24	(0.44)	648,971	0.99	0.98	0.31	37
R3	14.43	(0.05)	(0.09)	(0.14)	—	(0.20)	—	(0.20)	14.09	(1.06)	950	1.63	1.60	(0.31)	37
R4	14.48	—	(0.10)	(0.10)	(0.01)	(0.20)	—	(0.21)	14.17	(0.74)	775	1.33	1.30	(0.03)	37
R5	14.51	0.04	(0.09)	(0.05)	(0.02)	(0.20)	—	(0.22)	14.24	(0.42)	1,864	1.03	1.00	0.26	37
Y	14.53	0.04	(0.10)	(0.06)	(0.03)	(0.20)	—	(0.23)	14.24	(0.46)	108,680	0.96	0.94	0.25	37
F	14.53	0.06	(0.11)	(0.05)	(0.03)	(0.20)	—	(0.23)	14.25	(0.37)	45,449	0.91	0.90	0.38	37
SDR	14.56	0.06	(0.11)	(0.05)	(0.03)	(0.20)	—	(0.23)	14.28	(0.37)	57,898	0.91	0.90	0.38	37

For the Year Ended October 31, 2017
A	$11.98	$(0.02)	$2.22	$2.20	$(0.02)	$(0.19)	$—	$(0.21)	$13.97	18.57%	$116,594	1.28%	1.27%	(0.12)%	54%
C	12.41	(0.13)	2.31	2.18	(0.03)	(0.19)	—	(0.22)	14.37	17.75	48,121	2.04	2.02	(0.94)	54
I	12.42	0.02	2.30	2.32	(0.03)	(0.19)	—	(0.22)	14.52	18.91	620,850	1.02	1.01	0.15	54
R3	12.41	(0.07)	2.30	2.23	(0.02)	(0.19)	—	(0.21)	14.43	18.28	425	1.64	1.60	(0.49)	54
R4	12.42	(0.04)	2.31	2.27	(0.02)	(0.19)	—	(0.21)	14.48	18.52	274	1.39	1.30	(0.28)	54
R5	12.42	0.02	2.29	2.31	(0.03)	(0.19)	—	(0.22)	14.51	18.82	56	1.14	1.00	0.18	54
Y	12.42	0.02	2.31	2.33	(0.03)	(0.19)	—	(0.22)	14.53	19.00	11,479	0.96	0.94	0.16	54
F(8)	13.63	0.01	0.89	0.90	—	—	—	—	14.53	6.60	(5)	8,436	0.91	(6)	0.90	(6)	0.14	(6)	54
SDR	12.44	0.03	2.31	2.34	(0.03)	(0.19)	—	(0.22)	14.56	19.06	21,490	0.91	0.90	0.24	54

For the Year Ended October 31, 2016
A	$12.36	$0.02	$0.89	(11)	$0.91	$—	$(1.29)	$—	$(1.29)	$11.98	8.40%	$32,399	1.67%	1.26%	0.15%	72%
C(9)	12.49	(0.01)	(0.07)	(0.08)	—	—	—	—	12.41	(0.64	)(5)	10	1.86	(6)	1.86	(6)	(1.49	)(6)	72
I	12.74	0.05	0.92	(11)	0.97	—	(1.29)	—	(1.29)	12.42	8.68	177,197	1.44	1.01	0.45	72
R3(9)	12.49	—	(0.08)	(0.08)	—	—	—	—	12.41	(0.64	)(5)	10	1.54	(6)	1.54	(6)	(1.18	)(6)	72
R4(9)	12.49	—	(0.07)	(0.07)	—	—	—	—	12.42	(0.56	)(5)	10	1.25	(6)	1.25	(6)	(0.89	)(6)	72
R5(9)	12.49	—	(0.07)	(0.07)	—	—	—	—	12.42	(0.56	)(5)	10	0.97	(6)	0.97	(6)	(0.57	)(6)	72
Y(9)	12.49	—	(0.07)	(0.07)	—	—	—	—	12.42	(0.56	)(5)	10	0.86	(6)	0.86	(6)	(0.49	)(6)	72
SDR	12.76	0.06	0.92	(11)	0.98	(0.01)	(1.29)	—	(1.30)	12.44	8.77	5,111	1.33	0.88	0.47	72

The accompanying notes are an integral part of these financial statements.

68

Hartford Schroders Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1)—	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

Hartford Schroders US MidCap Opportunities Fund(10) – (continued)

For the Year Ended October 31, 2015
A	$13.56	$(0.03)	$0.85	(11)	$0.82	$—	$(2.02)	$—	$(2.02)	$12.36	7.00%	$5,541	1.85%	1.30%	(0.21)%	56%
I	13.89	0.01	0.86	(11)	0.87	—	(2.02)	—	(2.02)	12.74	7.23	50,126	1.60	1.05	0.05	56
SDR(12)	12.36	—	0.40	0.40	—	—	—	—	12.76	3.24	(5)	1,935	1.51	(6)	0.90	(6)	0.03	(6)	56

Hartford Schroders US Small Cap Opportunities Fund(10)

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$25.69	$0.04	$(4.50)	$(4.46)	$(0.02)	$(1.29)	$—	$(1.31)	$19.92	(18.45	)%(5)	$20,464	1.40	%(6)	1.35	%(6)	0.35	%(6)	25%
C	26.23	(0.05)	(4.60)	(4.65)	—	(1.29)	—	(1.29)	20.29	(18.78	)(5)	6,521	2.16	(6)	2.10	(6)	(0.40	)(6)	25
I	27.00	0.08	(4.74)	(4.66)	(0.08)	(1.29)	—	(1.37)	20.97	(18.33	)(5)	143,157	1.08	(6)	1.04	(6)	0.67	(6)	25
R3	26.71	0.01	(4.69)	(4.68)	—	(1.29)	—	(1.29)	20.74	(18.55	)(5)	187	1.65	(6)	1.56	(6)	0.12	(6)	25
R4	26.93	0.04	(4.73)	(4.69)	(0.04)	(1.29)	—	(1.33)	20.91	(18.46	)(5)	144	1.39	(6)	1.33	(6)	0.36	(6)	25
R5	26.98	0.07	(4.72)	(4.65)	(0.08)	(1.29)	—	(1.37)	20.96	(18.30	)(5)	156	1.08	(6)	1.03	(6)	0.63	(6)	25
Y	27.00	0.08	(4.74)	(4.66)	(0.08)	(1.29)	—	(1.37)	20.97	(18.33	)(5)	19,959	1.11	(6)	1.05	(6)	0.66	(6)	25
F	27.03	0.09	(4.74)	(4.65)	(0.10)	(1.29)	—	(1.39)	20.99	(18.31	)(5)	7,055	1.00	(6)	0.95	(6)	0.74	(6)	25
SDR	27.06	0.09	(4.74)	(4.65)	(0.10)	(1.29)	—	(1.39)	21.02	(18.27	)(5)	15,388	1.00	(6)	0.95	(6)	0.70	(6)	25

For the Year Ended October 31, 2019
A	$25.55	$0.02	$2.38	$2.40	$(0.01)	$(2.25)	$—	$(2.26)	$25.69	11.21%	$20,928	1.43%	1.35%	0.07%	45%
C	26.20	(0.16)	2.44	2.28	—	(2.25)	—	(2.25)	26.23	10.43	7,096	2.18	2.10	(0.65)	45
I	26.71	0.10	2.50	2.60	(0.06)	(2.25)	—	(2.31)	27.00	11.59	140,024	1.11	1.04	0.40	45
R3	26.53	(0.05)	2.48	2.43	—	(2.25)	—	(2.25)	26.71	10.90	111	1.74	1.63	(0.21)	45
R4	26.68	—	2.54	2.54	(0.04)	(2.25)	—	(2.29)	26.93	11.33	259	1.44	1.31	(0.01)	45
R5	26.70	0.08	2.51	2.59	(0.06)	(2.25)	—	(2.31)	26.98	11.56	78	1.12	1.05	0.31	45
Y	26.73	0.11	2.50	2.61	(0.09)	(2.25)	—	(2.34)	27.00	11.62	25,883	1.08	1.01	0.43	45
F	26.74	0.12	2.51	2.63	(0.09)	(2.25)	—	(2.34)	27.03	11.69	4,483	1.02	0.95	0.47	45
SDR	26.78	0.13	2.49	2.62	(0.09)	(2.25)	—	(2.34)	27.06	11.67	11,328	1.02	0.95	0.50	45

For the Year Ended October 31, 2018
A	$27.97	$(0.02)	$(0.04)	$(0.06)	$—	$(2.36)	$—	$(2.36)	$25.55	(0.34)%	$13,976	1.43%	1.34%	(0.08)%	42%
C	28.82	(0.23)	(0.03)	(0.26)	—	(2.36)	—	(2.36)	26.20	(1.08)	6,892	2.18	2.09	(0.84)	42
I	29.14	0.07	(0.05)	0.02	(0.09)	(2.36)	—	(2.45)	26.71	(0.05)	109,710	1.12	1.04	0.25	42
R3	29.06	(0.08)	(0.05)	(0.13)	(0.04)	(2.36)	—	(2.40)	26.53	(0.58)	66	1.75	1.58	(0.30)	42
R4	29.08	0.04	(0.04)	—	(0.04)	(2.36)	—	(2.40)	26.68	(0.11)	11	1.45	1.13	0.12	42
R5	29.11	0.07	(0.05)	0.02	(0.07)	(2.36)	—	(2.43)	26.70	(0.02)	19	1.15	1.05	0.23	42
Y	29.14	0.09	(0.05)	0.04	(0.09)	(2.36)	—	(2.45)	26.73	0.03	23,507	1.03	0.95	0.33	42
F	29.15	0.08	(0.04)	0.04	(0.09)	(2.36)	—	(2.45)	26.74	0.04	2,841	1.03	0.95	0.30	42
SDR	29.19	0.13	(0.08)	0.05	(0.10)	(2.36)	—	(2.46)	26.78	0.07	10,952	1.03	0.95	0.44	42

For the Year Ended October 31, 2017
A	$23.78	$(0.07)	$5.71	$5.64	$(0.07)	$(1.38)	$—	$(1.45)	$27.97	24.43%	$17,379	1.41%	1.35%	(0.25)%	69%
C	24.66	(0.27)	5.90	5.63	(0.09)	(1.38)	—	(1.47)	28.82	23.50	4,426	2.14	2.08	(1.00)	69
I	24.67	0.05	5.90	5.95	(0.10)	(1.38)	—	(1.48)	29.14	24.85	124,651	1.05	1.00	0.20	69
R3	24.67	(0.07)	5.91	5.84	(0.07)	(1.38)	—	(1.45)	29.06	24.36	54	1.76	1.38	(0.27)	69
R4	24.67	(0.01)	5.88	5.87	(0.08)	(1.38)	—	(1.46)	29.08	24.51	11	1.46	1.22	(0.03)	69
R5	24.67	0.04	5.88	5.92	(0.10)	(1.38)	—	(1.48)	29.11	24.72	20	1.25	1.05	0.13	69
Y	24.67	(0.05)	6.00	5.95	(0.10)	(1.38)	—	(1.48)	29.14	24.86	26,227	1.04	0.95	(0.17)	69
F(8)	26.78	0.02	2.35	2.37	—	—	—	—	29.15	8.85	(5)	1,256	1.00	(6)	0.96	(6)	0.10	(6)	69
SDR	24.71	0.05	5.91	5.96	(0.10)	(1.38)	—	(1.48)	29.19	24.86	32,525	1.00	0.95	0.17	69

The accompanying notes are an integral part of these financial statements.

69

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1)—												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders US Small Cap Opportunities Fund(10) – (continued)

For the Year Ended October 31, 2016
A	$24.46	$0.03	$1.14	(11)	$1.17	$—	$(1.85)	$—	$(1.85)	$23.78	5.33%		$2,579	1.65%		1.41%		0.12%		51%
C(9)	24.96	(0.01)	(0.29)		(0.30)	—	—	—	—	24.66	(1.20	)(5)	10	1.90	(6)	1.90	(6)	(1.70	)(6)	51
I	25.25	0.08	1.19	(11)	1.27	—	(1.85)	—	(1.85)	24.67	5.58		113,072	1.41		1.16		0.33		51
R3(9)	24.96	(0.01)	(0.28)		(0.29)	—	—	—	—	24.67	(1.16	)(5)	10	1.59	(6)	1.59	(6)	(1.39	)(6)	51
R4(9)	24.96	—	(0.29)		(0.29)	—	—	—	—	24.67	(1.16	)(5)	10	1.31	(6)	1.31	(6)	(1.10	)(6)	51
R5(9)	24.96	—	(0.29)		(0.29)	—	—	—	—	24.67	(1.16	)(5)	10	1.02	(6)	1.02	(6)	(0.80	)(6)	51
Y(9)	24.96	—	(0.29)		(0.29)	—	—	—	—	24.67	(1.16	)(5)	10	0.91	(6)	0.91	(6)	(0.70	)(6)	51
SDR	25.25	0.12	1.19	(11)	1.31	—	(1.85)	—	(1.85)	24.71	5.74		6,806	1.26		1.02		0.50		51

For the Year Ended October 31, 2015
A	$26.66	$(0.11)	$0.93		$0.82	$—	$(3.02)	$—	$(3.02)	$24.46	3.50%		$937	1.66%		1.58%		(0.46)%		49%
I	27.36	(0.05)	0.96	(11)	0.91	—	(3.02)	—	(3.02)	25.25	3.76		128,250	1.39		1.31		(0.18)		49
SDR(22)	23.83	(0.02)	1.44		1.42	—	—	—	—	25.25	5.96	(5)	21	1.90	(6)	1.05	(6)	(0.95	)(6)	49

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Commenced operations on March 31, 2020.
(5)	Not annualized.
(6)	Annualized.
(7)	Amount is less than $0.01 per share.
(8)	Commenced operations on February 28, 2017.
(9)	Commenced operations on October 24, 2016.
(10)

Prior to October 24, 2016 this Fund operated under a different name. Effective before the opening of business on October 24, 2016, the Advisor, Investor, and R6 share classes were redesignated as Class A, I, and SDR, respectively.

(11)	Includes redemption fees. Amount was less than $0.01 per share.
(12)	Commenced operations on December 30, 2014.
(13)

The ratio of expenses before adjustments to average net assets excluding interest expense for the period November 1, 2019 through April 30, 2020 was 1.19%, 1.90%, 0.95%, 0.94%, 0.94% and 0.94% for Class A, Class C, Class I, Class Y, Class F and Class SDR, respectively.

(14)

The ratio of expenses after adjustments to average net assets excluding interest expense for the period November 1, 2019 through April 30, 2020 was 0.74%, 1.81%, 0.79%, 0.74%, 0.70% and 0.70% for Class A, Class C, Class I, Class Y, Class F and Class SDR, respectively. This includes the impact of certain non-contractual waivers. Please see the fee table in the current prospectus for purposes of evaluating the expenses of each share class.

(15)

The ratio of net investment income to average net assets excluding interest expense for the period November 1, 2019 through April 30, 2020 was 2.94%, 1.71%, 2.97%, 2.94%, 2.98% and 2.85% for Class A, Class C, Class I, Class Y, Class F and Class SDR, respectively.

(16)	Commenced operations on February 28, 2020.
(17)	Commenced operations on February 28, 2019.
(18)

The ratio of expenses before adjustments to average net assets excluding interest expense for the period February 28, 2019 through October 31, 2019 was 1.39%, 1.14%, 1.09%, 1.07% and 1.07% for Class A, Class I, Class Y, Class F and Class SDR, respectively.

(19)

The ratio of expenses after adjustments to average net assets excluding interest expense for the period February 28, 2019 through October 31, 2019 was 0.79%, 0.76%, 0.70%, 0.68% and 0.70% for Class A, Class I, Class Y, Class F and Class SDR, respectively. This includes the impact of certain non-contractual waivers.

(20)

Includes the impact of certain non-contractual waivers. Please see the fee table in the Fund’s prospectus for the Fund’s estimated total annual fund operating expenses (before and after contractual waivers and/or reimbursements).

(21)

The ratio of net investment income to average net assets excluding interest expense for the period February 28, 2019 through October 31, 2019 was 2.68%, 2.71%, 2.77%, 2.81% and 2.71% for Class A, Class I, Class Y, Class F and Class SDR, respectively.

(22)	Commenced operations on September 28, 2015.
(23)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective November 1, 2019, the Fund amended its amortization policy and the effect of this change for the six months ended April 30, 2020 was a decrease to net investment income per share for less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $0.005 and a decrease to ratio of net investment income to average net assets of (0.01)%. Per share data and ratios for periods prior to April 30, 2020 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

April 30, 2020 (Unaudited)

1.	Organization:

The Hartford Mutual Funds II, Inc. (the “Company”) is an open-end registered management investment company comprised of fourteen series, as of April 30, 2020. Financial statements of each series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds II, Inc.:

Hartford Schroders China A Fund (the “China A Fund”)

Hartford Schroders Emerging Markets Equity Fund (the “Emerging Markets Equity Fund”)

Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the “Emerging Markets Multi-Sector Bond Fund”)

Hartford Schroders International Multi-Cap Value Fund (the “International Multi-Cap Value Fund”)

Hartford Schroders International Stock Fund (the “International Stock Fund”)

Hartford Schroders Securitized Income Fund (the “Securitized Income Fund”)

Hartford Schroders Tax-Aware Bond Fund (the “Tax-Aware Bond Fund”)

Hartford Schroders US MidCap Opportunities Fund (the “US MidCap Opportunities Fund”)

Hartford Schroders US Small Cap Opportunities Fund (the “US Small Cap Opportunities Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except China A Fund and Emerging Markets Multi-Sector Bond Fund, is a diversified open-end management investment company. China A Fund and Emerging Markets Multi-Sector Bond Fund are each a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification-Topic 946, “Financial Services – Investment Companies”.

The China A Fund commenced operations on March 31, 2020. Each Fund has registered for sale Class A, Class C, Class I, Class Y, Class F and Class SDR shares. In addition, each Fund, except China A Fund, Securitized Income Fund and Tax-Aware Bond Fund, has registered for sale Class R3, Class R4 and Class R5 shares. Effective February 28, 2020, Class C of the Securitized Income Fund commenced operations. Class A shares of each Fund, except Emerging Markets Multi-Sector Bond Fund, Securitized Income Fund and Tax-Aware Bond Fund, are sold with a front-end sales charge of up to 5.50%. Class A shares of Emerging Markets Multi-Sector Bond Fund and Tax-Aware Bond Fund are sold with a front-end sales charge of up to 4.50%. Class A shares of Securitized Income Fund are sold with a front-end sales charge up to 3.00%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Classes I, R3, R4, R5, Y, F and SDR shares do not have a sales charge. Emerging Markets Equity Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

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If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

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•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.

Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.

Please refer to Note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

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April 30, 2020 (Unaudited)

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of China A Fund, Emerging Markets Equity Fund, International Stock Fund, US MidCap Opportunities Fund and US Small Cap Opportunities Fund is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Securitized Income Fund and Tax-Aware Bond Fund is to pay dividends from net investment income, if any, monthly, and realized gains, if any, at least once a year. The policy of Emerging Markets Multi-Sector Bond Fund and International Multi-Cap Value Fund is to pay dividends from net investment income, if any, quarterly, and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

3.	Securities and Other Investments:

a)

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2020.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of April 30, 2020.

c)

Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and

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April 30, 2020 (Unaudited)

guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2020.

d)

Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2020.

e)

Reverse Repurchase Agreements – Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements carry the risk that the market value of the securities that a Fund is obligated to repurchase may decline below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of securities. The use of reverse repurchase agreements may increase the possibility of fluctuation in a Fund’s net asset value.

For the six-month period ended April 30, 2020, Securitized Income Fund had used Reverse Repurchase Agreements.

For the six-month period ended April 30, 2020, the Securitized Income Fund had an outstanding reverse repurchase agreement balance for 182 days. The average amount of borrowings was $2,555,560 and the annualized weighted average interest rate was 1.77% during the six-month period.

The following table summarizes open reverse repurchase agreements by counterparty which are subject to offset under a master repurchase agreement (“MRA”) and net of the related collateral received/pledged by the Securitized Income Fund as of April 30, 2020:

Counterparty	Reverse Repurchase Agreement	Collateral Pledged[1]	Net Amount[2]
JP Morgan Chase Bank	$18,791,938	$(18,791,938)	$—

	$18,791,938	$(18,791,938)	$—

[1]

Collateral with a value of $19,796,339 has been pledged in connection with open reverse repurchase agreements. In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2020, each of Emerging Markets Multi-Sector Bond Fund and International Multi-Cap Value Fund had used Foreign Currency Contracts.

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b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2020, each of Emerging Markets Multi-Sector Bond Fund, International Multi-Cap Value Fund, Securitized Income Fund and Tax-Aware Bond Fund had used Futures Contracts.

c)

Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer

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April 30, 2020 (Unaudited)

upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended April 30, 2020, Emerging Markets Multi-Sector Bond Fund had used Credit Default Swaps.

d)	Additional Derivative Instrument Information:

Emerging Markets Multi-Sector Bond Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$3,727	$—	$—	$—	$—	$—	$3,727
Unrealized appreciation on foreign currency contracts	—	1,340,100	—	—	—	—	1,340,100

Total	$3,727	$1,340,100	$—	$—	$—	$—	$1,343,827

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$1,565,348	$—	$—	$—	$—	$1,565,348
Unrealized depreciation on swap contracts(2)	—	—	605,208	—	—	—	605,208

Total	$—	$1,565,348	$605,208	$—	$—	$—	$2,170,556

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(110,450)	$—	$—	$—	$—	$—	$(110,450)
Net realized gain (loss) on swap contracts	—	—	61,552	—	—	—	61,552
Net realized gain (loss) on foreign currency contracts	—	(589,287)	—	—	—	—	(589,287)

Total	$(110,450)	$(589,287)	$61,552	$—	$—	$—	$(638,185)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$9,774	$—	$—	$—	$—	$—	$9,774
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(605,873)	—	—	—	(605,873)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	238,331	—	—	—	—	238,331

Total	$9,774	$238,331	$(605,873)	$—	$—	$—	$(357,768)

77

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Emerging Markets Multi-Sector Bond Fund – (continued)

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	12
Futures Contracts Short at Number of Contracts	(9)
Swap Contracts at Notional Amount	$7,775,000
Foreign Currency Contracts Purchased at Contract Amount	$16,473,798
Foreign Currency Contracts Sold at Contract Amount	$14,266,610

International Multi-Cap Value Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$1,465,643	$—	$—	$—	$—	$1,465,643

Total	$—	$1,465,643	$—	$—	$—	$—	$1,465,643

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$1,399,354	$—	$—	$—	$—	$1,399,354

Total	$—	$1,399,354	$—	$—	$—	$—	$1,399,354

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(2,459,057)	$—	$—	$(2,459,057)
Net realized gain (loss) on foreign currency contracts	—	767,744	—	—	—	—	767,744

Total	$—	$767,744	$—	$(2,459,057)	$—	$—	$(1,691,313)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$165,317	$—	$—	$—	$—	$165,317

Total	$—	$165,317	$—	$—	$—	$—	$165,317

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Short at Number of Contracts	146
Foreign Currency Contracts Purchased at Contract Amount	$9,808,090
Foreign Currency Contracts Sold at Contract Amount	$33,498,909

78

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Securitized Income Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$65,605	$—	$—	$—	$—	$65,605

Total	$—	$65,605	$—	$—	$—	$—	$65,605

Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$3,011	$—	$—	$—	$—	$3,011

Total	$—	$3,011	$—	$—	$—	$—	$3,011

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$(216,694)	$—	$—	$—	$—	$(216,694)

Total	$—	$(216,694)	$—	$—	$—	$—	$(216,694)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$296,833	$—	$—	$—	$—	$296,833

Total	$—	$296,833	$—	$—	$—	$—	$296,833

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Short at Number of Contracts	(56)

Tax-Aware Bond Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Liabilities:
Unrealized depreciation on futures contracts(1)	$38,887	$—	$—	$—	$—	$—	$38,887

Total	$38,887	$—	$—	$—	$—	$—	$38,887

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

79

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Tax-Aware Bond Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(1,019,414)	$—	$—	$—	$—	$—	$(1,019,414)

Total	$(1,019,414)	$—	$—	$—	$—	$—	$(1,019,414)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(65,442)	$—	$—	$—	$—	$—	$(65,442)

Total	$(65,442)	$—	$—	$—	$—	$—	$(65,442)

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	140
Futures Contracts Short at Number of Contracts	(108)

e)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of April 30, 2020:

Emerging Markets Multi-Sector Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,340,100	$(1,565,348)
Futures contracts	3,727	—
Swap contracts	—	(605,208)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,343,827	(2,170,556)

Derivatives not subject to a MNA	(3,727)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,340,100	$(2,170,556)

Emerging Markets Multi-Sector Bond Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$266,260	$(266,260)	$—	$—	$—
JP Morgan Chase & Co.	894,995	(894,995)	—	—	—
UBS AG	178,845	(178,845)	—	—	—

Total	$1,340,100	$(1,340,100)	$—	$—	$—

80

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Emerging Markets Multi-Sector Bond Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(301,088)	$266,260	$—	$—	$(34,828)
JP Morgan Chase & Co.	(1,524,354)	894,995	—	—	(629,359)
Morgan Stanley	(7,396)	—	—	—	(7,396)
UBS AG	(337,718)	178,845	—	—	(158,873)

Total	$(2,170,556)	$1,340,100	$—	$—	$(830,456)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

International Multi-Cap Value Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,465,643	$(1,399,354)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,465,643	(1,399,354)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,465,643	$(1,399,354)

International Multi-Cap Value Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$763,329	$(359,435)	$—	$—	$403,894
UBS AG	702,314	(148,985)	—	—	553,329

Total	$1,465,643	$(508,420)	$—	$—	$957,223

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(359,435)	$359,435	$—	$—	$—
JP Morgan Chase & Co.	(890,934)	—	—	—	(890,934)
UBS AG	(148,985)	148,985	—	—	—

Total	$(1,399,354)	$508,420	$—	$—	$(890,934)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Securitized Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$65,605	$(3,011)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	65,605	(3,011)

Derivatives not subject to a MNA	(65,605)	3,011

Total gross amount of assets and liabilities subject to MNA or similar agreements	$0	$0

Tax-Aware Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(38,887)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(38,887)

Derivatives not subject to a MNA	—	38,887

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

81

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. A recent outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

As a result of the China A Fund’s focus in China A shares, the Fund may be subject to increased currency, political, economic, social, environmental, regulatory and other risks not typically associated with investing in a larger number of countries or regions. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. Nevertheless, China remains an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. China A shares are equity securities of companies located in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange. The China A Fund may invest in China A shares through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect programs (collectively, “Stock Connect”). The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the Fund’s ability to trade in China A shares during those periods. Trading suspensions in certain stocks and extended market closures could lead to greater market execution risk, valuation risks, liquidity risks, and costs for the Fund. The Fund’s investments in China A shares are generally subject to the laws of the People’s Republic of China (“PRC”), including local securities regulations and listing rules. As a result of different legal standards, the Fund faces the risk of being unable to enforce its rights with respect to its China A shares holdings. Investing in China A shares is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund. Trading through Stock Connect is currently subject to a daily quota, which may restrict the Fund’s ability to invest in China A shares through Stock Connect on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in China A shares through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. If the Fund invests through the Qualified Foreign Institutional Investor or Renminbi Qualified Foreign Institutional Investor systems, it may be subject to additional risks, such as failure to achieve best execution, trading disruption, custody risk and credit loss. In difficult market conditions, the Fund may not be able to sell its investments easily or at all, which could affect Fund performance and the Fund’s liquidity.

82

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2020. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period of time.

At October 31, 2019 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration		Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Equity Fund	$224,002,332		$73,954,262
Emerging Markets Multi-Sector Bond Fund	6,854,984	*	2,450,046	*
International Multi-Cap Value Fund	50,292,899		90,569,742
International Stock Fund	2,117,965		5,244,482

*	Future utilization of losses are subject to limitation under current tax laws.

The Securitized Income Fund, Tax-Aware Bond Fund, US MidCap Opportunities Fund and US Small Cap Opportunities Fund had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2019. As of October 31, 2019, China A Fund had not commenced operations and therefore, had no capital loss carryforwards.

c)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2020 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
China A Fund	$5,041,535	$374,341	$(13,804)	$360,537
Emerging Markets Equity Fund	2,467,357,280	687,374,280	(242,514,119)	444,860,161
Emerging Markets Multi-Sector Bond Fund	64,543,203	2,141,953	(12,576,753)	(10,434,800)
International Multi-Cap Value Fund	2,023,850,895	86,007,763	(339,482,217)	(253,474,454)
International Stock Fund	513,590,227	51,309,423	(34,581,246)	16,728,177
Securitized Income Fund	92,991,210	368,641	(6,219,457)	(5,850,816)
Tax-Aware Bond Fund	383,701,266	9,803,560	(1,768,847)	8,034,713
US MidCap Opportunities Fund	593,971,750	128,024,641	(41,244,044)	86,780,597
US Small Cap Opportunities Fund	221,109,735	30,559,557	(32,570,499)	(2,010,942)

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Schroder Investment Management North America Inc. (“SIMNA”) under a sub-advisory agreement and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement with respect to certain Funds. SIMNA performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. SIMNA Ltd. also performs daily investment of the assets for each of China A Fund, Emerging Markets Equity Fund, International Multi-Cap Value Fund, International Stock Fund and Tax-Aware Bond Fund. HFMC pays a sub-advisory fee to SIMNA out of its management fee. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd.

83

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2020; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
China A Fund	0.9000% on first $1 billion and;
0.8900% over $1 billion

Emerging Markets Equity Fund	1.0500% on first $1 billion and;
1.0000% on next $4 billion and;
0.9900% on next $5 billion and;
0.9850% over $10 billion

Emerging Markets Multi-Sector Bond Fund	0.7000% on first $1 billion and;
0.6500% on next $4 billion and;
0.6400% on next $5 billion and;
0.6350% over $10 billion

International Multi-Cap Value Fund	0.7200% on first $1 billion and;
0.6800% on next $4 billion and;
0.6750% on next $5 billion and;
0.6700% over $10 billion

International Stock Fund	0.6700% on first $1 billion and;
0.6500% on next $4 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion

Securitized Income Fund	0.6500% on first $1 billion and;
0.6000% over $1 billion

Tax-Aware Bond Fund	0.4500% on first $1 billion and;
0.4300% on next $4 billion and;
0.4250% on next $5 billion and;
0.4200% over $10 billion

US MidCap Opportunities Fund	0.7500% on first $1 billion and;
0.7000% on next $1.5 billion and;
0.6500% on next $2.5 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion

US Small Cap Opportunities Fund	0.9000% on first $1 billion and;
0.8900% on next $4 billion and;
0.8800% on next $5 billion and;
0.8700% over $10 billion

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of its Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. Effective January 1, 2020, the fund accounting agreement was modified to reflect a new fee structure. Under this revised fee structure, HFMC is entitled to receive the following fee with respect to each Fund: the sub-accounting fee payable by HFMC to State Street plus the amount of expenses that HFMC allocates for providing the fund accounting services.

From November 1, 2019 through December 31, 2019, the accounting services fees for each Fund, except for the China A Fund, were accrued daily and paid monthly at the rates below.

Emerging Markets Equity Fund, Emerging Markets Multi-Sector Bond Fund, International Multi-Cap Value Fund, International Stock Fund and Securitized Income Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.018%
next $3.5 billion and;	0.014%
Amount over $7 billion	0.010%

Tax-Aware Bond Fund, US MidCap Opportunities Fund and US Small Cap Opportunities Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.014%
next $3.5 billion and;	0.012%
Amount over $7 billion	0.010%

84

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

c)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2020, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) through February 28, 2021 (unless the Board of Directors approves its earlier termination), except as noted below, as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund(1)	1.45%	2.25%	1.15%	N/A	N/A	N/A	1.11%	0.99%	0.99%
Emerging Markets Multi-Sector Bond Fund	1.15%	1.90%	0.90%	1.45%	1.15%	0.85%	0.85%	0.75%	0.75%
International Stock Fund	1.15%	1.95%	0.85%	1.45%	1.15%	0.85%	0.85%	0.75%	0.75%
Securitized Income Fund	1.10%	1.95%	0.85%	N/A	N/A	N/A	0.80%	0.70%	0.70%
Tax-Aware Bond Fund	0.71%	1.59%	0.49%	N/A	N/A	N/A	0.56%	0.46%	0.46%
US Small Cap Opportunities Fund	1.35%	2.10%	1.10%	1.65%	1.35%	1.05%	1.05%	0.95%	0.95%

(1)	Expense limitation arrangement described above for China A Fund extends through March 31, 2021 (unless the Board of Directors approves its earlier termination).

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the six-month period or period ended April 30, 2020, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	1.45%	2.23%	1.15%	N/A	N/A	N/A	1.10%	0.99%	0.99%
Emerging Markets Equity Fund	1.46%	2.17%	1.22%	1.70%	1.32%	1.18%	1.15%	1.07%	1.06%
Emerging Markets Multi-Sector Bond Fund	1.15%	1.90%	0.84%	1.09%	0.89%	0.85%	0.76%	0.75%	0.75%
International Multi-Cap Value Fund	1.12%	1.87%	0.85%	1.47%	1.17%	0.83%	0.80%	0.75%	0.75%
International Stock Fund	1.10%	1.86%	0.82%	1.36%	1.09%	0.77%	0.78%	0.75%	0.75%
Securitized Income Fund	1.13%	2.43%	1.29%	N/A	N/A	N/A	1.12%	1.09%	1.04%
Tax-Aware Bond Fund	0.71%	1.55%	0.49%	N/A	N/A	N/A	0.56%	0.46%	0.46%
US MidCap Opportunities Fund	1.18%	1.92%	0.91%	1.52%	1.21%	0.92%	0.89%	0.81%	0.81%
US Small Cap Opportunities Fund	1.35%	2.10%	1.04%	1.56%	1.33%	1.03%	1.05%	0.95%	0.95%

e)

Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2020, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
China A Fund	$32	$—
Emerging Markets Equity Fund	6,488	429
Emerging Markets Multi-Sector Bond Fund	1,375	248
International Multi-Cap Value Fund	134,918	1,545
International Stock Fund	187,719	1,417
Securitized Income Fund	6,018	—
Tax-Aware Bond Fund	119,143	6,076
US MidCap Opportunities Fund	71,758	2,146
US Small Cap Opportunities Fund	54,458	496

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing

85

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statement of Operations.

f)

Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period or period ended April 30, 2020, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
China A Fund	$0
Emerging Markets Equity Fund	2,117
Emerging Markets Multi-Sector Bond Fund	42
International Multi-Cap Value Fund	1,078
International Stock Fund	271
Securitized Income Fund	38
Tax-Aware Bond Fund	196
US MidCap Opportunities Fund	469
US Small Cap Opportunities Fund	142

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.11%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class F	0.004%
Class SDR	0.004%

Effective February 28, 2020, HASCO has contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class Y shares of the International Multi-Cap Value Fund to the extent necessary to limit the transfer agency fees to 0.06% through February 28, 2021, unless the Board of Directors approves its earlier termination.

From November 1, 2019 to February 27, 2020, HASCO has contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:

Fund	Class Y
International Multi-Cap Value Fund	0.05%
US MidCap Opportunities Fund	0.07%

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

86

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

For the six-month period ended April 30, 2020, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	0.23%	0.23%	0.20%	N/A	N/A	N/A	0.11%	0.00%	0.00%
Emerging Markets Equity Fund	0.14%	0.11%	0.16%	0.22%	0.01%	0.12%	0.08%	0.00%	0.00%
Emerging Markets Multi-Sector Bond Fund	0.23%	0.22%	0.09%	0.13%	0.13%	0.11%	0.01%	0.00%	0.00%
International Multi-Cap Value Fund	0.12%	0.12%	0.10%	0.22%	0.17%	0.08%	0.05%	0.00%	0.00%
International Stock Fund	0.11%	0.11%	0.07%	0.14%	0.10%	0.02%	0.03%	0.00%	0.00%
Securitized Income Fund	0.01%	0.00%	0.01%	N/A	N/A	N/A	0.01%	0.00%	0.00%
Tax-Aware Bond Fund	0.05%	0.09%	0.07%	N/A	N/A	N/A	0.11%	0.00%	0.00%
US Small Cap Opportunities Fund	0.16%	0.16%	0.08%	0.15%	0.15%	0.08%	0.11%	0.00%	0.00%

8.	Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to a certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. Each of China A Fund and Securitized Income Fund do not currently engage in securities lending. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of April 30, 2020.

Fund	Investment Securities on Loan, at market value, Presented on the Statement of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Emerging Markets Equity Fund	$—	$—	$—
Emerging Markets Multi-Sector Bond Fund	612,064	(612,064)	—
International Multi-Cap Value Fund	30,421,926	(30,421,926)	—
International Stock Fund	1,300,259	(1,300,259)	—
Tax-Aware Bond Fund	2,473,199	(2,473,199)	—
US MidCap Opportunities Fund	271,316	(271,316)	—
US Small Cap Opportunities Fund	6,981,341	(6,981,341)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Emerging Markets Equity Fund	$—	$—
Emerging Markets Multi-Sector Bond Fund	634,913	—
International Multi-Cap Value Fund	30,537,099	4,275,521
International Stock Fund	1,349,006	—
Tax-Aware Bond Fund	2,544,245	—
US MidCap Opportunities Fund	285,426	—
US Small Cap Opportunities Fund	7,431,060	9,134

87

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020.

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Emerging Markets Multi-Sector Bond Fund
Securities Lending Transactions(1)
Corporate Bonds	$634,913	$—	$—	$—	$634,913

Total Borrowings	$634,913	$—	$—	$—	$634,913

Gross amount of recognized liabilities for securities lending transactions					$634,913

International Multi-Cap Value Fund
Securities Lending Transactions(1)
Common Stocks	$30,537,099	$—	$—	$—	$30,537,099

Total Borrowings	$30,537,099	$—	$—	$—	$30,537,099

Gross amount of recognized liabilities for securities lending transactions					$30,537,099

International Stock Fund
Securities Lending Transactions(1)
Common Stocks	$1,349,006	$—	$—	$—	$1,349,006

Total Borrowings	$1,349,006	$—	$—	$—	$1,349,006

Gross amount of recognized liabilities for securities lending transactions					$1,349,006

Securitized Income Fund
Reverse Repurchase Agreements(1)
Asset & Mortgage Backed Securities	$—	$—	$18,791,938	$—	$18,791,938

Total Borrowings	$—	$—	$18,791,938	$—	$18,791,938

Gross amount of recognized liabilities for reverse repurchase agreements					$18,791,938

Tax-Aware Bond Fund
Securities Lending Transactions(1)
Corporate Bonds	$2,544,245	$—	$—	$—	$2,544,245

Total Borrowings	$2,544,245	$—	$—	$—	$2,544,245

Gross amount of recognized liabilities for securities lending transactions					$2,544,245

US MidCap Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$285,426	$—	$—	$—	$285,426

Total Borrowings	$285,426	$—	$—	$—	$285,426

Gross amount of recognized liabilities for securities lending transactions					$285,426

US Small Cap Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$7,431,060	$—	$—	$—	$7,431,060

Total Borrowings	$7,431,060	$—	$—	$—	$7,431,060

Gross amount of recognized liabilities for securities lending transactions					$7,431,060

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

10.	Affiliate Holdings:

As of April 30, 2020, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5		Class Y		Class F	Class SDR
China A Fund	97%	100%	100%	N/A	N/A	N/A		100%		100%	—	%*
Emerging Markets Equity Fund	—	—	—	16%	— %*	—		—		—	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	38%	100%	100%		—		—	—
International Multi-Cap Value Fund	—	—	—	— %*	—	—		—		—	—
International Stock Fund	—	—	—	2%	1%	—	%*	—	%*	—	—

88

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Securitized Income Fund	90%	3%	8%	N/A	N/A	N/A	100%	84%	—%
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	5%	—	—
US MidCap Opportunities Fund	—	—	—	—	—	1%	—	—	—
US Small Cap Opportunities Fund	—	—	—	5%	7%	6%	—	—	—

Percentage of Fund by Class:

Fund	Class A	Class C		Class I	Class R3		Class R4		Class R5		Class Y		Class F	Class SDR
China A Fund	2%	2%		2%	N/A		N/A		N/A		2%		42%	—	%*
Emerging Markets Equity Fund	—	—		—	—	%*	—	%*	—		—		—	—
Emerging Markets Multi-Sector Bond Fund	—	—		—	—	%*	—	%*	—	%*	—		—	—
International Multi-Cap Value Fund	—	—		—	—	%*	—		—		—		—	—
International Stock Fund	—	—		—	—	%*	—	%*	—	%*	—	%*	—	—
Securitized Income Fund	5%	—	%*	5%	N/A		N/A		N/A		5%		3%	—
Tax-Aware Bond Fund	—	—		—	N/A		N/A		N/A		—	%*	—	—
US MidCap Opportunities Fund	—	—		—	—		—		—	%*	—		—	—
US Small Cap Opportunities Fund	—	—		—	—	%*	—	%*	—	%*	—		—	—

*	Percentage rounds to zero.

As of April 30, 2020, affiliated funds of funds and certain 529 plans for which HFMC serves as the program manager (the “529 plans”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds and the 529 plans. Affiliated funds of funds and the 529 plans owned shares in the Funds listed below as follows:

Funds	Percentage of Fund*
Emerging Markets Equity Fund	1%
International Multi-Cap Value Fund	5%

*	As of April 30, 2020, the affiliated funds of funds and the 529 plans invested in Class F shares.

11.	Investment Transactions:

For the six-month period ended April 30, 2020, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
China A Fund	$5,274,553	$417,367	$—	$—	$5,274,553	$417,367
Emerging Markets Equity Fund	1,013,209,502	1,197,941,170	—	—	1,013,209,502	1,197,941,170
Emerging Markets Multi-Sector Bond Fund	57,642,952	79,135,769	—	—	57,642,952	79,135,769
International Multi-Cap Value Fund	1,222,282,077	1,170,986,531	—	—	1,222,282,077	1,170,986,531
International Stock Fund	227,277,116	105,633,250	—	—	227,277,116	105,633,250
Securitized Income Fund	31,280,578	33,271,346	—	—	31,280,578	33,271,346
Tax-Aware Bond Fund	208,647,193	136,512,463	54,697,617	108,058,461	263,344,810	244,570,924
US MidCap Opportunities Fund	226,052,413	327,960,178	—	—	226,052,413	327,960,178
US Small Cap Opportunities Fund	101,068,988	52,907,131	—	—	101,068,988	52,907,131

12.	Capital Share Transactions:

The following information is for the period ended April 30, 2020, and the year ended October 31, 2019:

	For the Period Ended April 30, 2020(1)
	Shares	Amount
China A Fund
Class A
Shares Sold	10,317	$103,378

Net Increase (Decrease)	10,317	103,378

Class C
Shares Sold	10,001	$100,010

Net Increase (Decrease)	10,001	100,010

89

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Period Ended April 30, 2020(1)
	Shares	Amount
China A Fund – (continued)
Class I
Shares Sold	10,001	$100,010

Net Increase (Decrease)	10,001	100,010

Class Y
Shares Sold	10,001	$100,010

Net Increase (Decrease)	10,001	100,010

Class F
Shares Sold	210,001	$2,100,010

Net Increase (Decrease)	210,001	2,100,010

Class SDR
Shares Sold	250,001	$2,500,010

Net Increase (Decrease)	250,001	2,500,010

Total Net Increase (Decrease)	500,322	$5,003,428

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Emerging Markets Equity Fund
Class A
Shares Sold	1,238,482	$18,711,540	1,748,349	$25,903,979
Shares Issued for Reinvested Dividends	70,589	1,177,420	34,398	474,696
Shares Redeemed	(956,055)	(14,429,401)	(1,240,206)	(18,680,319)

Net Increase (Decrease)	353,016	5,459,559	542,541	7,698,356

Class C
Shares Sold	4,520	$69,756	351,995	$5,084,173
Shares Issued for Reinvested Dividends	8,192	135,012	3,391	46,251
Shares Redeemed	(179,587)	(2,777,782)	(196,969)	(2,908,753)

Net Increase (Decrease)	(166,875)	(2,573,014)	158,417	2,221,671

Class I
Shares Sold	33,068,651	$504,440,652	51,189,025	$762,162,282
Shares Issued for Reinvested Dividends	874,907	14,558,446	516,573	7,113,215
Shares Redeemed	(54,437,349)	(760,650,839)	(58,447,579)	(871,528,570)

Net Increase (Decrease)	(20,493,791)	(241,651,741)	(6,741,981)	(102,253,073)

Class R3
Shares Sold	455	$7,046	834	$12,388
Shares Issued for Reinvested Dividends	84	1,392	57	787
Shares Redeemed	(754)	(12,180)	(2,050)	(30,637)

Net Increase (Decrease)	(215)	(3,742)	(1,159)	(17,462)

Class R4
Shares Sold	258,808	$3,460,369	5,127	$71,225
Shares Issued for Reinvested Dividends	24	394	3,331	45,699
Shares Redeemed	(71)	(957)	(271,528)	(3,755,502)

Net Increase (Decrease)	258,761	3,459,806	(263,070)	(3,638,578)

Class R5
Shares Sold	4,880	$77,192	5,315	$79,902
Shares Issued for Reinvested Dividends	910	15,146	458	6,306
Shares Redeemed	(5,812)	(85,423)	(2,130)	(32,680)

Net Increase (Decrease)	(22)	6,915	3,643	53,528

Class Y
Shares Sold	20,344,368	$285,325,696	11,244,782	$164,696,976
Shares Issued for Reinvested Dividends	196,853	3,277,596	117,355	1,617,151
Shares Redeemed	(13,686,842)	(183,228,040)	(12,480,644)	(190,216,734)

Net Increase (Decrease)	6,854,379	105,375,252	(1,118,507)	(23,902,607)

Class F
Shares Sold	3,795,672	$55,749,075	22,780,248	$344,169,329
Shares Issued for Reinvested Dividends	445,955	7,416,236	181,969	2,503,890
Shares Redeemed	(4,117,231)	(61,225,503)	(7,350,035)	(111,675,098)

Net Increase (Decrease)	124,396	1,939,808	15,612,182	234,998,121

90

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Emerging Markets Equity Fund – (continued)
Class SDR
Shares Sold	8,573,641	$135,057,547	18,036,150	$267,392,203
Shares Issued for Reinvested Dividends	1,559,446	25,980,378	906,907	12,506,249
Shares Redeemed	(9,327,923)	(135,759,485)	(13,526,435)	(208,708,307)

Net Increase (Decrease)	805,164	25,278,440	5,416,622	71,190,145

Total Net Increase (Decrease)	(12,265,187)	$(102,708,717)	13,608,688	$186,350,101

Emerging Markets Multi-Sector Bond Fund
Class A
Shares Sold	24,993	$204,216	148,243	$1,360,898
Shares Issued for Reinvested Dividends	5,148	40,358	13,866	124,253
Shares Redeemed	(56,275)	(459,860)	(347,011)	(3,150,553)

Net Increase (Decrease)	(26,134)	(215,286)	(184,902)	(1,665,402)

Class C
Shares Sold	2,809	$25,200	23,237	$209,450
Shares Issued for Reinvested Dividends	630	4,873	944	8,404
Shares Redeemed	(5,353)	(48,151)	(42,187)	(373,516)

Net Increase (Decrease)	(1,914)	(18,078)	(18,006)	(155,662)

Class I
Shares Sold	1,354,070	$10,583,750	1,631,596	$14,785,602
Shares Issued for Reinvested Dividends	83,298	659,338	191,328	1,715,191
Shares Redeemed	(1,654,124)	(13,561,937)	(2,722,831)	(24,420,037)

Net Increase (Decrease)	(216,756)	(2,318,849)	(899,907)	(7,919,244)

Class R3
Shares Sold	2,032	$18,332	—	$—
Shares Issued for Reinvested Dividends	69	522	65	584
Shares Redeemed	(1)	(6)	—	—

Net Increase (Decrease)	2,100	18,848	65	584

Class R4
Shares Issued for Reinvested Dividends	37	$287	65	$585

Net Increase (Decrease)	37	287	65	585

Class R5
Shares Issued for Reinvested Dividends	37	$288	66	$597

Net Increase (Decrease)	37	288	66	597

Class Y
Shares Sold	22,741	$207,364	117,019	$1,054,550
Shares Issued for Reinvested Dividends	7,403	57,918	9,722	87,222
Shares Redeemed	(1,300)	(9,222)	(12,487)	(112,135)

Net Increase (Decrease)	28,844	256,060	114,254	1,029,637

Class F
Shares Sold	31,864	$290,908	127,336	$1,139,433
Shares Issued for Reinvested Dividends	20,553	185,242	170,007	1,520,919
Shares Redeemed	(2,577,142)	(22,803,430)	(1,045,807)	(9,496,407)

Net Increase (Decrease)	(2,524,725)	(22,327,280)	(748,464)	(6,836,055)

Class SDR
Shares Sold	77,980	$674,560	138,869	$1,262,856
Shares Issued for Reinvested Dividends	121,132	948,591	224,846	2,015,875
Shares Redeemed	(145,204)	(1,237,776)	(254,804)	(2,323,167)

Net Increase (Decrease)	53,908	385,375	108,911	955,564

Total Net Increase (Decrease)	(2,684,603)	$(24,218,635)	(1,627,918)	$(14,589,396)

International Multi-Cap Value Fund
Class A
Shares Sold	1,959,076	$16,319,807	7,308,958	$64,185,746
Shares Issued for Reinvested Dividends	191,269	1,685,472	497,126	4,232,125
Shares Redeemed	(2,476,292)	(19,678,000)	(3,535,202)	(30,710,971)

Net Increase (Decrease)	(325,947)	(1,672,721)	4,270,882	37,706,900

91

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

International Multi-Cap Value Fund – (continued)
Class C
Shares Sold	208,733	$1,841,543	804,534	$6,997,228
Shares Issued for Reinvested Dividends	25,873	236,644	130,672	1,092,114
Shares Redeemed	(727,614)	(6,052,791)	(1,419,956)	(12,228,675)

Net Increase (Decrease)	(493,008)	(3,974,604)	(484,750)	(4,139,333)

Class I
Shares Sold	18,704,512	$153,982,894	43,206,748	$376,911,502
Shares Issued for Reinvested Dividends	1,277,034	11,154,451	4,390,363	37,179,961
Shares Redeemed	(29,066,072)	(225,958,144)	(63,378,109)	(552,346,795)

Net Increase (Decrease)	(9,084,526)	(60,820,799)	(15,780,998)	(138,255,332)

Class R3
Shares Sold	322,068	$2,669,344	2,630,986	$23,971,443
Shares Issued for Reinvested Dividends	29,466	261,662	35,113	308,551
Shares Redeemed	(821,741)	(6,236,337)	(544,310)	(4,758,882)

Net Increase (Decrease)	(470,207)	(3,305,331)	2,121,789	19,521,112

Class R4
Shares Sold	43,236	$327,519	224,145	$1,920,458
Shares Issued for Reinvested Dividends	4,928	43,253	11,262	96,105
Shares Redeemed	(22,904)	(170,693)	(77,906)	(674,128)

Net Increase (Decrease)	25,260	200,079	157,501	1,342,435

Class R5
Shares Sold	305,635	$2,416,226	963,121	$8,283,064
Shares Issued for Reinvested Dividends	41,708	362,788	143,439	1,208,180
Shares Redeemed	(245,303)	(2,066,497)	(1,265,541)	(11,362,022)

Net Increase (Decrease)	102,040	712,517	(158,981)	(1,870,778)

Class Y
Shares Sold	4,020,508	$30,855,915	8,747,939	$76,763,544
Shares Issued for Reinvested Dividends	304,699	2,630,612	747,314	6,345,975
Shares Redeemed	(2,521,942)	(19,426,425)	(2,324,975)	(20,118,934)

Net Increase (Decrease)	1,803,265	14,060,102	7,170,278	62,990,585

Class F
Shares Sold	12,250,421	$93,945,701	21,330,908	$187,800,399
Shares Issued for Reinvested Dividends	632,394	5,469,189	1,474,000	12,537,678
Shares Redeemed	(5,661,164)	(45,169,842)	(9,215,134)	(81,327,657)

Net Increase (Decrease)	7,221,651	54,245,048	13,589,774	119,010,420

Class SDR
Shares Sold	17,769,263	$133,307,242	20,897,933	$182,523,290
Shares Issued for Reinvested Dividends	1,225,906	10,675,755	3,624,947	30,712,905
Shares Redeemed	(10,194,715)	(90,585,262)	(14,513,700)	(127,544,493)

Net Increase (Decrease)	8,800,454	53,397,735	10,009,180	85,691,702

Total Net Increase (Decrease)	7,578,982	$52,842,026	20,894,675	$181,997,711

International Stock Fund
Class A
Shares Sold	2,003,228	$25,137,317	3,129,557	$38,300,055
Shares Issued for Reinvested Dividends	39,982	548,940	98,255	1,103,348
Shares Redeemed	(422,213)	(5,091,081)	(546,692)	(6,612,696)

Net Increase (Decrease)	1,620,997	20,595,176	2,681,120	32,790,707

Class C
Shares Sold	109,712	$1,336,244	266,133	$2,980,258
Shares Issued for Reinvested Dividends	835	10,939	14,715	157,415
Shares Redeemed	(28,171)	(312,720)	(145,940)	(1,679,330)

Net Increase (Decrease)	82,376	1,034,463	134,908	1,458,343

Class I
Shares Sold	11,804,762	$137,694,892	11,742,900	$136,541,482
Shares Issued for Reinvested Dividends	203,818	2,706,694	905,219	9,832,890
Shares Redeemed	(5,306,482)	(60,290,814)	(5,895,649)	(69,641,488)

Net Increase (Decrease)	6,702,098	80,110,772	6,752,470	76,732,884

92

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

International Stock Fund – (continued)
Class R3
Shares Sold	36,620	$388,983	14,183	$169,465
Shares Issued for Reinvested Dividends	153	2,018	82	886
Shares Redeemed	(1,262)	(13,579)	(3)	(35)

Net Increase (Decrease)	35,511	377,422	14,262	170,316

Class R4
Shares Sold	108,698	$1,229,425	22,719	$274,429
Shares Issued for Reinvested Dividends	269	3,576	82	890
Shares Redeemed	(19,401)	(217,025)	(402)	(4,890)

Net Increase (Decrease)	89,566	1,015,976	22,399	270,429

Class R5
Shares Sold	522,246	$5,924,958	85,870	$1,027,962
Shares Issued for Reinvested Dividends	1,644	21,848	83	901
Shares Redeemed	(10,528)	(124,942)	(1,710)	(20,330)

Net Increase (Decrease)	513,362	5,821,864	84,243	1,008,533

Class Y
Shares Sold	382,914	$4,845,373	94,385	$1,101,980
Shares Issued for Reinvested Dividends	953	12,698	38,210	416,560
Shares Redeemed	(38,166)	(450,899)	(548,604)	(6,406,752)

Net Increase (Decrease)	345,701	4,407,172	(416,009)	(4,888,212)

Class F
Shares Sold	3,114,843	$37,628,423	5,309,055	$62,969,906
Shares Issued for Reinvested Dividends	77,909	1,036,195	91,563	995,486
Shares Redeemed	(869,546)	(10,042,590)	(547,580)	(6,552,705)

Net Increase (Decrease)	2,323,206	28,622,028	4,853,038	57,412,687

Class SDR
Shares Sold	2,071,055	$24,041,823	2,010,707	$24,337,603
Shares Issued for Reinvested Dividends	72,053	957,577	482,543	5,246,663
Shares Redeemed	(2,685,704)	(34,184,988)	(15,335)	(183,930)

Net Increase (Decrease)	(542,596)	(9,185,588)	2,477,915	29,400,336

Total Net Increase (Decrease)	11,170,221	$132,799,285	16,604,346	$194,356,023

Securitized Income Fund(2)
Class A
Shares Sold	41,842	$382,982	350,007	$3,500,072
Shares Issued for Reinvested Dividends	5,133	50,004	5,008	50,265
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	46,975	432,986	355,014	3,550,327

Class C(3)
Shares Sold	32,007	$294,739	—	$—
Shares Issued for Reinvested Dividends	51	460	—	—

Net Increase (Decrease)	32,058	295,199	—	—

Class I
Shares Sold	4,985,868	$48,333,118	455,638	$4,560,915
Shares Issued for Reinvested Dividends	25,210	237,323	6,086	61,092
Shares Redeemed	(679,978)	(6,456,726)	(1,058)	(10,642)

Net Increase (Decrease)	4,331,100	42,113,715	460,666	4,611,365

Class Y
Shares Sold	—	$—	350,994	$3,510,010
Shares Issued for Reinvested Dividends	5,064	49,340	5,339	53,578
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	5,064	49,340	356,332	3,563,578

Class F
Shares Sold	—	$—	249,951	$2,500,010
Shares Issued for Reinvested Dividends	2,869	27,916	3,112	31,230
Shares Redeemed	(10,000)	(99,500)	(1)	(10)

Net Increase (Decrease)	(7,131)	(71,584)	253,062	2,531,230

93

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

Securitized Income Fund(2) – (continued)
Class SDR
Shares Sold	1,187,394	$11,942,699	7,968,817	$80,000,010
Shares Issued for Reinvested Dividends	48,690	484,230	49,337	495,681
Shares Redeemed	(7,702,222)	(76,000,000)	(1)	(10)

Net Increase (Decrease)	(6,466,138)	(63,573,071)	8,018,153	80,495,681

Total Net Increase (Decrease)	(2,058,072)	$(20,753,415)	9,443,227	$94,752,181

Tax-Aware Bond Fund
Class A
Shares Sold	1,787,811	$19,835,210	2,534,913	$28,415,810
Shares Issued for Reinvested Dividends	101,687	1,130,036	68,930	755,814
Shares Redeemed	(861,523)	(9,605,540)	(1,777,407)	(19,673,697)

Net Increase (Decrease)	1,027,975	11,359,706	826,436	9,497,927

Class C
Shares Sold	164,561	$1,839,325	325,219	$3,637,524
Shares Issued for Reinvested Dividends	18,639	207,041	11,164	121,750
Shares Redeemed	(82,073)	(904,156)	(92,411)	(1,017,093)

Net Increase (Decrease)	101,127	1,142,210	243,972	2,742,181

Class I
Shares Sold	10,042,645	$111,980,627	12,356,423	$138,106,462
Shares Issued for Reinvested Dividends	464,219	5,164,453	330,094	3,631,801
Shares Redeemed	(8,603,795)	(95,632,645)	(5,474,602)	(60,553,758)

Net Increase (Decrease)	1,903,069	21,512,435	7,211,915	81,184,505

Class Y
Shares Issued for Reinvested Dividends	545	$6,061	646	$7,078
Shares Redeemed	—	(4)	(2,710)	(30,000)

Net Increase (Decrease)	545	6,057	(2,064)	(22,922)

Class F
Shares Sold	942,743	$10,530,498	1,168,928	$13,046,366
Shares Issued for Reinvested Dividends	63,782	709,970	37,053	408,408
Shares Redeemed	(347,311)	(3,840,204)	(207,705)	(2,288,445)

Net Increase (Decrease)	659,214	7,400,264	998,276	11,166,329

Class SDR
Shares Sold	223,024	$2,500,100	276,460	$3,039,087
Shares Issued for Reinvested Dividends	119,368	1,326,876	105,304	1,144,983
Shares Redeemed	(401,309)	(4,500,000)	(678,010)	(7,609,000)

Net Increase (Decrease)	(58,917)	(673,024)	(296,246)	(3,424,930)

Total Net Increase (Decrease)	3,633,013	$40,747,648	8,982,289	$101,143,090

US MidCap Opportunities Fund
Class A
Shares Sold	889,945	$11,847,978	1,395,369	$18,900,433
Shares Issued for Reinvested Dividends	39,994	614,359	148,492	1,869,520
Shares Redeemed	(1,195,152)	(16,246,249)	(2,745,633)	(37,795,392)

Net Increase (Decrease)	(265,213)	(3,783,912)	(1,201,772)	(17,025,439)

Class C
Shares Sold	215,836	$3,143,099	724,496	$10,067,884
Shares Issued for Reinvested Dividends	25,799	401,177	101,881	1,309,177
Shares Redeemed	(723,874)	(10,306,087)	(1,670,142)	(23,612,797)

Net Increase (Decrease)	(482,239)	(6,761,811)	(843,765)	(12,235,736)

Class I
Shares Sold	3,928,489	$55,911,799	12,387,001	$176,704,549
Shares Issued for Reinvested Dividends	265,164	4,268,155	886,035	11,590,976
Shares Redeemed	(8,896,816)	(126,630,028)	(27,060,730)	(392,868,620)

Net Increase (Decrease)	(4,703,163)	(66,450,074)	(13,787,694)	(204,573,095)

94

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

US MidCap Opportunities Fund – (continued)
Class R3
Shares Sold	5,318	$75,459	58,724	$792,137
Shares Issued for Reinvested Dividends	565	8,911	1,446	18,758
Shares Redeemed	(11,128)	(173,006)	(35,308)	(518,682)

Net Increase (Decrease)	(5,245)	(88,636)	24,862	292,213

Class R4
Shares Sold	13,811	$214,335	18,328	$258,881
Shares Issued for Reinvested Dividends	259	4,116	1,456	18,966
Shares Redeemed	(4,775)	(63,953)	(34,076)	(503,214)

Net Increase (Decrease)	9,295	154,498	(14,292)	(225,367)

Class R5
Shares Sold	7,879	$106,189	116,843	$1,683,332
Shares Issued for Reinvested Dividends	830	13,318	4,025	52,582
Shares Redeemed	(6,010)	(97,003)	(157,215)	(2,369,735)

Net Increase (Decrease)	2,699	22,504	(36,347)	(633,821)

Class Y
Shares Sold	1,728,008	$22,910,076	2,387,698	$34,734,049
Shares Issued for Reinvested Dividends	76,744	1,235,384	187,871	2,455,282
Shares Redeemed	(1,324,143)	(17,714,097)	(2,747,706)	(40,197,854)

Net Increase (Decrease)	480,609	6,431,363	(172,137)	(3,008,523)

Class F
Shares Sold	809,627	$11,134,942	1,858,107	$26,939,675
Shares Issued for Reinvested Dividends	36,082	581,769	82,249	1,075,457
Shares Redeemed	(711,513)	(10,010,709)	(1,616,038)	(23,787,613)

Net Increase (Decrease)	134,196	1,706,002	324,318	4,227,519

Class SDR
Shares Sold	414,673	$6,094,075	2,459,704	$35,321,321
Shares Issued for Reinvested Dividends	51,452	830,635	103,292	1,352,705
Shares Redeemed	(3,154,421)	(51,232,717)	(1,347,036)	(19,870,606)

Net Increase (Decrease)	(2,688,296)	(44,308,007)	1,215,960	16,803,420

Total Net Increase (Decrease)	(7,517,357)	$(113,078,073)	(14,490,867)	$(216,378,829)

US Small Cap Opportunities Fund
Class A
Shares Sold	248,222	$5,702,210	351,863	$8,393,071
Shares Issued for Reinvested Dividends	44,207	1,122,066	59,679	1,269,289
Shares Redeemed	(79,684)	(1,714,035)	(144,087)	(3,490,218)

Net Increase (Decrease)	212,745	5,110,241	267,455	6,172,142

Class C
Shares Sold	83,484	$2,125,147	87,016	$2,119,060
Shares Issued for Reinvested Dividends	14,029	363,339	28,097	613,652
Shares Redeemed	(46,732)	(1,036,903)	(107,604)	(2,622,739)

Net Increase (Decrease)	50,781	1,451,583	7,509	109,973

Class I
Shares Sold	2,676,551	$66,036,230	1,715,671	$43,830,966
Shares Issued for Reinvested Dividends	267,211	7,158,748	409,497	9,144,178
Shares Redeemed	(1,303,430)	(28,933,358)	(1,046,256)	(25,702,015)

Net Increase (Decrease)	1,640,332	44,261,620	1,078,912	27,273,129

Class R3
Shares Sold	5,191	$132,654	4,254	$102,890
Shares Issued for Reinvested Dividends	187	4,953	275	6,097
Shares Redeemed	(545)	(14,798)	(2,869)	(73,330)

Net Increase (Decrease)	4,833	122,809	1,660	35,657

Class R4
Shares Sold	1,592	$42,969	10,994	$283,414
Shares Issued for Reinvested Dividends	495	13,210	42	928
Shares Redeemed	(4,844)	(128,779)	(1,814)	(46,278)

Net Increase (Decrease)	(2,757)	(72,600)	9,222	238,064

95

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

US Small Cap Opportunities Fund – (continued)
Class R5
Shares Sold	4,446	$103,703	2,106	$55,043
Shares Issued for Reinvested Dividends	170	4,561	76	1,691
Shares Redeemed	(63)	(1,599)	(5)	(134)

Net Increase (Decrease)	4,553	106,665	2,177	56,600

Class Y
Shares Sold	47,138	$1,114,056	128,832	$3,308,681
Shares Issued for Reinvested Dividends	48,634	1,302,907	91,347	2,040,823
Shares Redeemed	(102,573)	(2,448,011)	(140,942)	(3,619,163)

Net Increase (Decrease)	(6,801)	(31,048)	79,237	1,730,341

Class F
Shares Sold	199,959	$4,708,807	83,264	$2,135,611
Shares Issued for Reinvested Dividends	8,742	234,558	9,328	208,483
Shares Redeemed	(38,483)	(841,105)	(32,939)	(819,850)

Net Increase (Decrease)	170,218	4,102,260	59,653	1,524,244

Class SDR
Shares Sold	314,977	$6,177,366	7,073	$183,767
Shares Issued for Reinvested Dividends	21,587	579,811	42,875	959,593
Shares Redeemed	(22,984)	(586,277)	(40,314)	(938,014)

Net Increase (Decrease)	313,580	6,170,900	9,634	205,346

Total Net Increase (Decrease)	2,387,484	$61,222,430	1,515,459	$37,345,496

(1)	Commenced operations on March 31, 2020.
(2)	Commenced operations on February 28, 2019.
(3)	Class C of Securitized Income Fund commenced operations on February 28, 2020.

13.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 5, 2020. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated ratably by assets based on a Fund’s actual net assets if the Fund has total assets of less than or equal to $1.05 billion and for all other participating funds, based on the notional asset level of $1.05 billion. During and as of the six-month period ended April 30, 2020, none of the Funds had borrowings under this facility.

14.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08 (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU is effective for public entities for fiscal years beginning after December 15, 2018, and will become effective for private entities one year later. Upon initial adoption, the Funds adjusted the cost of their callable debt securities by the cumulative amount of amortization that would have been recognized had the amortization period to the earliest call date been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation on investments and undistributed income. Adoption of these accounting principles does not affect the Funds’ net asset value or distributions, but changes the classification of certain amounts between

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Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

interest income and realized and unrealized gain/loss in the Statements of Operations. The cumulative effect to the Funds resulting from the adoption of amending the amortization period to the earliest call date for callable debt securities is as follows:

	As of November 1, 2019		For the Six-Month Period Ended April 30, 2020
Fund	Cost of Investments	Interest Income	Net Unrealized Appreciation (Depreciation) of Investments	Net Realized Gain (Loss) on Investments
Emerging Markets Multi-Sector Bond Fund	$(4,259)	$(3,070)	$(3,293)	$6,363
Tax-Aware Bond Fund	59,158	23,179	(5,062)	(18,117)

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of each Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

16.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Company, on behalf of each of Emerging Markets Equity Fund, Emerging Markets Multi-Sector Bond Fund, International Multi-Cap Value Fund, International Stock Fund, Securitized Income Fund, Tax-Aware Bond Fund, US MidCap Opportunities Fund and US Small Cap Opportunities Fund, dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended October 31, 2019. EY’s report on the Funds’ financial statements for the fiscal periods ended October 31, 2018 and October 31, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal periods ended on October 31, 2018 and October 31, 2019 and through December 30, 2019 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of the Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for each of Emerging Markets Equity Fund, Emerging Markets Multi-Sector Bond Fund, International Multi-Cap Value Fund, International Stock Fund, Securitized Income Fund, Tax-Aware Bond Fund, US MidCap Opportunities Fund and US Small Cap Opportunities Fund for the fiscal year ended October 31, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Company or the Board of Directors with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). PwC has also been appointed to serve as the independent registered public accounting firm for the China A Fund for the fiscal year ended October 31, 2020.

17.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period or period ended April 30, 2020, events and transactions subsequent to April 30, 2020, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

PwC serves as the Funds’ Independent Registered Public Accounting Firm for the fiscal year ended October 31, 2020.

The affects to public health, business and market conditions resulting from the coronavirus (COVID-19) pandemic that escalated during the first quarter of 2020 and has extended into the second quarter of 2020 may have a significant negative impact on the performance of the Funds’ investments. The extent and duration of this impact is currently unclear.

97

Hartford Schroders Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at  http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

98

Hartford Schroders Funds

Approval of Investment Management and Investment Sub-Advisory Agreements for Hartford Schroders China A Fund (Unaudited)

The Hartford Mutual Funds II, Inc.

Hartford Schroders China A Fund

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), initially approve, and annually review and consider the continuation of, the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on February 4-5, 2020, the Board of Directors (the “Board”) of The Hartford Mutual Funds II, Inc. (the “Company”), including each of the Independent Directors, unanimously voted to approve for an initial two-year period (i) an investment management agreement for Hartford Schroders China A Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) (the “Management Agreement”); (ii) a separate investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA Inc.”) (the “Sub-Advisory Agreement”); and (iii) a separate sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement”, and collectively with the Sub-Advisory Agreement and Management Agreement, the “Agreements”) between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.,” and together with SIMNA Inc., “Schroders,” and collectively with HFMC, the “Advisers”).

Prior to approving the Agreements, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board and its Investment Committee considered the materials and presentations from representatives of the Advisers received at meetings held on August 6-7, 2019 and February 4-5, 2020 regarding the Fund and its investment strategy. The Board also considered the materials and in-person presentations by Fund officers and representatives of HFMC received at the Board’s meeting on February 4-5, 2020 concerning the Agreements.

In determining whether to approve the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Company. The Independent Directors were also separately assisted by independent legal counsel throughout the evaluation process. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services to be Provided by the Advisers

The Board requested and considered information concerning the nature, extent and quality of the services to be provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by each Adviser. The Board considered each Adviser’s organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength and the Board’s past experience with each Adviser with respect to the services it provides to other funds managed by HFMC and its affiliates (the “Hartford Funds”). The Board also considered that, although the Fund would be the first fund managed by HFMC with a policy to invest at least 80% of its assets in China A Shares and related instruments, HFMC had extensive experience managing emerging market equity funds.

With respect to HFMC, the Board noted that, under the Management Agreement, HFMC would be responsible for the management of the Fund, including oversight of fund operations and service providers. The Board also noted that HFMC would provide administrative services to the Fund as well as investment advisory services in connection with selecting, monitoring and supervising the Fund’s sub-advisers, and that HFMC had recommended to the Board that Schroders be appointed as the sub-adviser and sub-sub-adviser to the Fund. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to, or assumed by, Schroders. The Board considered the proposed services to be provided by HFMC and, in its consideration of these services, the Board noted HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Hartford Fund’s portfolio management team, and oversight of the portfolio managers to the Hartford Funds. The Board recognized that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford Funds when warranted. The Board considered that HFMC would oversee Schroders’ investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by Schroders and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered that HFMC would oversee the Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations. Moreover, the Board considered that HFMC would oversee potential conflicts of interest between the Fund’s investments and those of other funds or accounts managed by the Fund’s portfolio management personnel. In addition, the Board considered that HFMC or its affiliates would be responsible for providing the Fund’s officers.

With respect to Schroders, which would provide certain day-to-day portfolio management services for the Fund, subject to oversight by HFMC, the Board considered, among other things, Schroders’ investment personnel, its investment philosophy and process, its investment research capabilities and resources, its performance record, its trade execution capabilities and its experience. In particular, the Board considered the abilities and experience of Schroders’ investment personnel in analyzing factors such as special considerations relevant to investing in China A Shares. The Board also considered the emerging market investment capabilities of Schroders, which has offices based in Asia, including Hong Kong, and the benefits to the Fund of having portfolio management services involving investments in China A Shares provided by investment personnel located in Asia. The

99

Hartford Schroders Funds

Approval of Investment Management and Investment Sub-Advisory Agreements for Hartford Schroders China A Fund (Unaudited) – (continued)

Board considered the quality and experience of the Fund’s proposed portfolio manager, the number of accounts managed by the portfolio manager, and Schroders’ method for compensating the portfolio manager. The Board also considered Schroders’ succession planning to ensure continuity of portfolio management services to be provided to the Fund.

The Board also considered information previously provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from the Hartford Funds’ Chief Compliance Officer that the written compliance policies and procedures of each of HFMC and Schroders are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered HFMC’s representation that it did not anticipate making any material changes to HFMC’s and the Hartford Funds’ compliance program as a result of the addition of the Fund.

The Board considered the benefits to the Fund’s future shareholders of being part of the Hartford Funds family of funds, including, with respect to certain share classes, the right to exchange investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other Hartford mutual funds, and the ability to combine holdings in the Fund with holdings in other Hartford mutual funds to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford Funds family with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring and managing new funds to expand these opportunities for shareholders.

In considering the foregoing information, the Board evaluated not only the information presented to the Board and the Investment Committee in connection with its consideration of the Agreements, but also the Board’s experience through past interactions with HFMC and Schroders. Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by HFMC and Schroders.

Performance of the Fund and the Advisers

The Board considered the investment performance of Schroders and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s portfolio manager, composite performance data showing the portfolio management team’s capabilities in managing accounts that use an investment strategy substantially similar to that proposed for the Fund (although none of the accounts are registered investment companies). The Board also considered information comparing Schroders’ composite performance data to the Fund’s proposed benchmark and an appropriate universe of peer funds. HFMC also provided additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process, including with respect to the Fund’s proposed investments in China A Shares.

Based on these considerations, the Board concluded that it was satisfied that HFMC and Schroders have the capability of providing satisfactory investment performance for the Fund.

Costs of the Services and Profitability of the Advisers

In considering the proposed advisory and sub-advisory fee schedules for the Fund, the Board reviewed information regarding HFMC’s estimated costs to provide investment management and related services to the Fund and the estimated profitability to HFMC from the investment management and related services to be provided to the Fund. In evaluating HFMC’s estimated profitability, the Board also considered HFMC’s representation that the level of estimated profitability of the Fund, taking into consideration the revenue and expenses of the Fund, was fair and reasonable based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability of the Fund to HFMC would depend on the growth of the Fund’s assets under management. The Board considered representations from HFMC and SIMNA Inc. that SIMNA Inc.’s fees were negotiated at arm’s length and that the sub-advisory fees would be paid by HFMC and not the Fund. The Board also considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not the Fund. Accordingly, the Board concluded that the profitability of Schroders is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement and Sub-Sub-Advisory Agreement.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services to be Provided by the Advisers

The Board considered comparative information that had been provided at a meeting on February 4-5, 2020 with respect to the management fees to be paid by the Fund to HFMC and the expected total expense ratios of the Fund. The Board also considered the proposed sub-advisory fees to be paid by HFMC to SIMNA Inc. with respect to the Fund. The Board also considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not the Fund. In this regard, the Board requested and reviewed information from HFMC and Schroders relating to the proposed management and sub-advisory fees and the amount of the management fee to be retained by HFMC, and expected total operating expenses for the Fund. The Board also reviewed information comparing the Fund’s proposed contractual management fees, actual management fees and expected total expense ratios relative to an appropriate group of funds (the “Peer Group”) selected from the relevant peer universe identified by Broadridge Financial Solutions, Inc., an independent provider of investment company data. As part of this review, the Board

100

Hartford Schroders Funds

Approval of Investment Management and Investment Sub-Advisory Agreements for Hartford Schroders China A Fund (Unaudited) – (continued)

considered the composition of the Peer Group and the methodology used to select the Peer Group, which included input from an independent financial services consultant engaged by the Independent Directors to assist them in evaluating the Fund’s proposed management fees and estimated total expense ratios. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of other funds in the Peer Group are set and potentially material differences between the Fund and the Peer Group. The Board also considered that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund’s Class A, Class C, Class I, Class Y, Class F and Class SDR shares to 1.45%, 2.25%, 1.15%, 1.11%, 0.99% and 0.99%, respectively, each through March 31, 2021, unless the Board approves its earlier termination.

In considering the reasonableness of the Fund’s proposed management and sub-advisory fees and projected total expense ratios, the Board considered that the Fund’s proposed weighted management fees were below the average and median of its Peer Group for all asset levels. The Board further considered that the Fund’s proposed weighted management fees for the Fund fell within the 1st or 2nd quintile of its Peer Group for all asset levels. The Board also considered that the Fund’s estimated total expense ratio for Class A shares, less Rule 12b-1 fees, was within the 1st quintile of its Peer Group.

Based on these considerations, the Board concluded that the Fund’s proposed fees and projected total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services to be provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as the Fund grows and whether the Fund’s corresponding fee levels reflect these economies of scale for the benefit of the Fund’s future shareholders. The Board reviewed the breakpoint in the proposed management fee schedule for the Fund, which would reduce the fee rate if and when Fund assets grow to more than $1 billion. The Board considered HFMC’s representation that the Fund could be expected to achieve some economies of scale as assets in the Fund grow. The Board recognized that a fund with assets beyond the highest breakpoint level would continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board also considered that expense limitations that reduce the Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if Fund assets decline. The Board also considered that HFMC has been active in managing expenses for the Hartford Funds. In addition, the Board considered that initially setting competitive fee rates and pricing the Fund to scale at inception are other means of sharing potential economies of scale with shareholders.

The Board reviewed and evaluated materials from HFMC showing how management fee schedules of other funds in the Peer Group reflect economies of scale for the benefit of shareholders as a fund’s assets hypothetically increase over time. The Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

The Board also considered how any benefits from economies of scale would be realized by the various parties. The Board reviewed relevant information included in the materials provided to the Board regarding comparative breakpoint information for other funds in the Peer Group. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s future shareholders. The Board noted, however, that it would review future growth in the Fund’s assets and the appropriateness of additional management fee breakpoints as part of its future annual review of the Agreements.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund.

The Board noted that HFMC would receive fees for fund accounting and related services from the Fund. The Board also considered that Hartford Administrative Services Company, the Fund’s transfer agent and an affiliate of HFMC, would receive transfer agency compensation from the Fund.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, would serve as principal underwriter of the Fund. The Board noted that, as principal underwriter, HFD would receive distribution and service fees from the Fund and would receive all or a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also considered that Schroder Fund Advisors LLC (“SFA”), a wholly-owned subsidiary of SINMA Inc., has entered into an additional compensation arrangement with HFMC and HFD. The Board considered that under this arrangement, SFA would be involved in the distribution of the Class SDR shares of the Fund, and HFMC would compensate SFA for such services.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund for the Board to approve the Agreements. In reaching this conclusion, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

101

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2020), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2020

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Schroder Investment Management North America Inc. Schroder Investment Management North America Ltd. serves as a sub-sub adviser to certain Funds. HFD and HFMC are not affiliated with Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd.

MFSAR-HSE20    6/20    217371    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by

Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable
(a)(4)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: July 6, 2020	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 6, 2020	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: July 6, 2020	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)